UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 to September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2006

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2006

MetLife Conservative Allocation Portfolio	MSF-1
MetLife Conservative to Moderate Allocation Portfolio	MSF-2
MetLife Moderate Allocation Portfolio	MSF-3
MetLife Moderate to Aggressive Allocation Portfolio	MSF-4
MetLife Aggressive Allocation Portfolio	MSF-5

BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio)	MSF-6
BlackRock Large Cap Value Portfolio	MSF-9
BlackRock Legacy Large Cap Growth Portfolio	MSF-11
Capital Guardian U.S. Equity Portfolio	MSF-13
Davis Venture Value Portfolio	MSF-17
FI Large Cap Portfolio	MSF-19
FI Value Leaders Portfolio	MSF-23
Harris Oakmark Large Cap Value Portfolio	MSF-28
Jennison Growth Portfolio	MSF-30
MetLife Stock Index Portfolio	MSF-32
T. Rowe Price Large Cap Growth Portfolio	MSF-39
Zenith Equity Portfolio	MSF-42

BlackRock Aggressive Growth Portfolio	MSF-43
FI Mid Cap Opportunities Portfolio	MSF-45
Harris Oakmark Focused Value Portfolio	MSF-48
MetLife Mid Cap Stock Index Portfolio	MSF-49
Neuberger Berman Partners Mid Cap Value Portfolio	MSF-55

BlackRock Strategic Value Portfolio	MSF-57
Franklin Templeton Small Cap Growth Portfolio	MSF-60
Loomis Sayles Small Cap Portfolio	MSF-63
Russell 2000® Index Portfolio	MSF-67
T. Rowe Price Small Cap Growth Portfolio	MSF-85

FI International Stock Portfolio	MSF-90
Morgan Stanley EAFE® Index Portfolio	MSF-94
Oppenheimer Global Equity Portfolio	MSF-104

BlackRock Diversified Portfolio	MSF-107
MFS Total Return Portfolio	MSF-116

BlackRock Bond Income Portfolio	MSF-127
Lehman Brothers® Aggregate Bond Index Portfolio	MSF-135
Western Asset Management High Yield Bond Portfolio	MSF-144
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-151
Western Asset Management U.S. Government Portfolio	MSF-162

BlackRock Money Market Portfolio	MSF-165

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.1%

Security Description	Shares	Value

Investment Companies—100.1%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	41,626	$516,160
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	61,005	1,059,651
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	41,658	533,220
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	52,191	539,651
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	214,101	2,584,203
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	1,192,741	13,931,209
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	81,561	8,738,405
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	47,728	1,557,856
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	72,386	1,037,289
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	29,506	524,613
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	37,892	537,303
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	44,834	545,630
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	31,208	1,061,694
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	53,326	1,016,932
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	36,763	530,497
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	75,343	1,080,412
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	35,572	531,091
Metropolitan Series Fund, Inc.—Western Asset Management Strategic Bond Opportunities Portfolio, (Class A)	749,632	9,287,942
Metropolitan Series Fund, Inc.—Western Asset Management U.S. Government Portfolio, (Class A)	506,619	6,160,485
Total Mutual Funds (Identified Cost $51,345,645)		51,774,243

Total Investments—100.1% (Identified Cost $51,345,645) (a)		51,774,243
Liabilities in excess of other assets		(62,274)

Total Net Assets—100%		$51,711,969

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $51,345,645 and the composition of unrealized appreciation and depreciation of investment securities was $554,937 and $(126,339), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	333,107	$4,130,529
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	487,874	8,474,373
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	333,123	4,263,970
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	625,688	6,469,614
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	685,698	8,276,372
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	128,611	2,122,088
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	3,890,811	45,444,678
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	211,304	22,639,154
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	318,329	10,390,245
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	579,034	8,297,559
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	236,027	4,196,554
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	454,428	6,443,786
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	358,199	4,359,288
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	187,189	6,368,157
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	426,975	8,142,405
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	146,922	2,120,080
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	451,653	6,476,709
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	284,302	4,244,629
Metropolitan Series Fund, Inc.—Western Asset Management Strategic Bond Opportunities Portfolio, (Class A)	2,500,901	30,986,158
Metropolitan Series Fund, Inc.—Western Asset Management U.S. Government Portfolio, (Class A)	1,183,269	14,388,549
Total Mutual Funds (Identified Cost $206,121,177)		208,234,897

Total Investments—100.0% (Identified Cost $206,121,177) (a)		208,234,897
Liabilities in excess of other assets		(85,167)

Total Net Assets—100%		$208,149,730

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $206,121,177 and the composition of unrealized appreciation and depreciation of investment securities was $3,240,328 and $(1,126,608), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	1,206,596	$14,961,794
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	1,766,855	30,690,274
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	1,608,205	20,585,019
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	2,011,896	20,803,003
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,242,755	15,000,055
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	310,252	5,119,164
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	8,973,993	104,816,237
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	1,076,543	35,138,347
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	2,098,167	30,066,731
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	569,842	10,131,787
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	1,462,143	20,733,185
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	1,295,883	15,770,895
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	903,752	30,745,649
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	1,547,670	29,514,071
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	708,689	10,226,388
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,816,059	26,042,286
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	685,736	10,238,044
Metropolitan Series Fund, Inc.—Western Asset Management Strategic Bond Opportunities Portfolio, (Class A)	4,834,661	59,901,449
Metropolitan Series Fund, Inc.—Western Asset Management U.S. Government Portfolio, (Class A)	1,225,627	14,903,627
Total Mutual Funds (Identified Cost $500,506,022)		505,388,005

Total Investments—100.0% (Identified Cost $500,506,022) (a)		505,388,005
Liabilities in excess of other assets		(131,346)

Total Net Assets—100%		$505,256,659

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $500,506,022 and the composition of unrealized appreciation and depreciation of investment securities was $8,770,233 and $(3,888,250), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	1,418,421	$17,588,415
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	2,075,801	36,056,670
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	1,770,752	22,665,628
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	2,657,356	27,477,064
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	365,292	4,409,069
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	546,554	9,018,135
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	4,899,314	57,223,984
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	1,356,115	44,263,588
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	2,466,341	35,342,661
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	753,470	13,396,704
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	1,609,959	22,829,225
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	1,521,369	18,515,055
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	929,064	31,606,765
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	1,592,846	30,375,574
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	624,290	9,008,499
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	2,239,051	32,107,990
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	906,077	13,527,725
Metropolitan Series Fund, Inc.—Western Asset Management Strategic Bond Opportunities Portfolio, (Class A)	1,776,449	22,010,199
Total Mutual Funds (Identified Cost $443,029,247)		447,422,950

Total Investments—100.0% (Identified Cost $443,029,247) (a)		447,422,950
Liabilities in excess of other assets		(120,152)

Total Net Assets—100%		$447,302,798

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $443,029,247 and the composition of unrealized appreciation and depreciation of investment securities was $8,473,373 and $(4,079,670), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.1%

Security Description	Shares	Value

Investment Companies—100.1%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	254,903	$3,160,795
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	373,344	6,484,980
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	305,802	3,914,271
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	446,467	4,616,469
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	78,681	1,298,236
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	233,857	7,633,101
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	443,337	6,353,022
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	144,454	2,568,395
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	278,001	3,942,060
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	273,793	3,332,067
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	152,738	5,196,151
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	294,266	5,611,657
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	134,806	1,945,249
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	414,456	5,943,294
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	173,901	2,596,336
Total Mutual Funds (Identified Cost $64,344,668)		64,596,083

Total Investments—100.1% (Identified Cost $64,344,668) (a)		64,596,083
Liabilities in excess of other assets		(63,090)

Total Net Assets—100%		$64,532,993

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $64,344,668 and the composition of unrealized appreciation and depreciation of investment securities was $1,075,896 and $(824,481), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio (formerly known as BlackRock Investment Trust Portfolio)

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
L-3 Communications Holdings, Inc.	187,500	$14,686,875
Raytheon Co.	321,500	15,435,215

		30,122,090

Airlines—0.8%
Continental Airlines, Inc. (Class B) (a) (b)	457,600	12,954,656

Automobiles—0.7%
Harley-Davidson, Inc. (a)	196,400	12,324,100

Beverages—2.5%
Anheuser-Busch Cos., Inc.	246,800	11,725,468
Pepsi Bottling Group, Inc.	325,600	11,558,800
PepsiCo, Inc.	307,300	20,054,398

		43,338,666

Biotechnology—1.1%
Amgen, Inc. (b)	272,800	19,513,384

Capital Markets—3.5%
Lehman Brothers Holdings, Inc.	195,900	14,469,174
State Street Corp.	228,100	14,233,440
The Bear Stearns Co., Inc.	90,900	12,735,090
The Goldman Sachs Group, Inc.	107,500	18,185,775

		59,623,479

Chemicals—1.1%
The Lubrizol Corp.	411,900	18,836,187

Commercial Banks—2.6%
KeyCorp.	369,400	13,830,336
Regions Financial Corp.	270,500	9,951,695
U.S. Bancorp	626,500	20,812,330

		44,594,361

Communications Equipment—3.5%
Cisco Systems, Inc. (b)	1,438,800	33,092,400
Motorola, Inc.	1,066,000	26,650,000

		59,742,400

Computers & Peripherals—3.2%
Hewlett-Packard Co.	583,500	21,408,615
International Business Machines Corp.	408,100	33,439,714

		54,848,329

Consumer Finance—1.2%
American Express Co.	376,000	21,086,080

Containers & Packaging—0.5%
Temple-Inland, Inc.	198,300	7,951,830

Diversified Financial Services—7.6%
Bank of America Corp.	992,700	53,178,939
CIT Group, Inc.	181,300	8,816,619

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.	613,000	$30,447,710
JPMorgan Chase & Co.	805,300	37,816,888

		130,260,156

Diversified Telecommunication Services—2.9%
AT&T, Inc.	824,200	26,835,952
Verizon Communications, Inc.	622,228	23,103,326

		49,939,278

Electric Utilities—1.9%
FirstEnergy Corp.	221,100	12,350,646
PPL Corp.	313,100	10,300,990
TXU Corp.	153,300	9,584,316

		32,235,952

Electronic Equipment & Instruments—1.3%
Energizer Holdings, Inc. (b)	130,600	9,401,894
Vishay Intertechnology, Inc. (b)	861,000	12,088,440

		21,490,334

Energy Equipment & Services—1.7%
Nabors Industries, Ltd. (b)	262,700	7,815,325
Patterson-UTI Energy, Inc. (a)	298,800	7,099,488
Schlumberger, Ltd.	223,900	13,888,517

		28,803,330

Food & Staples Retailing—0.5%
The Kroger Co. (b)	388,400	8,987,576

Food Products—0.6%
Archer-Daniels-Midland Co.	285,900	10,829,892

Health Care Equipment & Supplies—1.7%
Beckman Coulter, Inc.	187,400	10,786,744
Becton, Dickinson & Co.	181,200	12,805,404
Dade Behring Holdings, Inc.	122,600	4,923,616

		28,515,764

Health Care Providers & Services—2.7%
Aetna, Inc.	324,900	12,849,795
Coventry Health Care, Inc. (b)	263,543	13,577,735
McKesson Corp. (b)	188,600	9,942,992
WellPoint, Inc. (b)	133,200	10,263,060

		46,633,582

Hotels, Restaurants & Leisure—1.4%
McDonald’s Corp.	387,800	15,170,736
MGM MIRAGE (a)(b)	213,600	8,435,064

		23,605,800

Household Durables—2.1%
Fortune Brands, Inc.	158,500	11,904,935
Newell Rubbermaid, Inc.	324,300	9,184,176
Whirlpool Corp. (a)	185,000	15,560,350

		36,649,461

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio (formerly known as BlackRock Investment Trust Portfolio)

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.8%
The Procter & Gamble Co.	227,350	$14,091,153

Industrial Conglomerates—3.8%
General Electric Co.	1,597,400	56,388,220
Textron, Inc.	102,500	8,968,750

		65,356,970

Insurance—4.9%
American International Group, Inc.	164,000	10,866,640
Genworth Financial, Inc. (Class A)	284,000	9,942,840
Lincoln National Corp.	190,800	11,844,864
The Allstate Corp.	231,200	14,503,176
The Chubb Corp.	248,000	12,886,080
The St. Paul Travelers Cos., Inc.	331,200	15,529,968
W.R. Berkley Corp.	218,500	7,732,715

		83,306,283

Internet Software & Services—1.2%
Google, Inc. (Class A) (b)	35,700	14,347,830
IAC/InterActiveCorp (b)	238,700	6,865,012

		21,212,842

IT Services—1.1%
Computer Sciences Corp. (a) (b)	180,300	8,856,336
Sabre Holdings Corp. (Class A)	436,900	10,219,091

		19,075,427

Machinery—3.6%
Caterpillar, Inc.	251,000	16,515,800
Ingersoll-Rand Co., Ltd. (Class A)	243,000	9,229,140
PACCAR, Inc.	248,100	14,146,662
Parker-Hannifin Corp.	166,200	12,918,726
Terex Corp. (b)	190,200	8,600,844

		61,411,172

Media—3.0%
The McGraw-Hill Cos., Inc.	171,300	9,940,539
The Walt Disney Co.	843,700	26,078,767
Time Warner, Inc.	897,686	16,364,816

		52,384,122

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	155,400	8,276,604
Nucor Corp.	300,600	14,876,694

		23,153,298

Multi-Utilities—1.7%
PG&E Corp.	456,200	19,000,730
Sempra Energy	211,500	10,627,875

		29,628,605

Multiline Retail—2.4%
Dillard’s, Inc. (Class A) (a)	333,800	10,925,274

Security Description	Shares	Value

Multiline Retail—(Continued)
Federated Department Stores, Inc.	354,500	$15,317,945
J.C. Penney Co., Inc.	207,900	14,218,281

		40,461,500

Oil, Gas & Consumable Fuels—7.2%
Chevron Corp.	242,000	15,696,120
ConocoPhillips	477,000	28,395,810
Devon Energy Corp.	219,700	13,874,055
Exxon Mobil Corp.	604,000	40,528,400
Marathon Oil Corp.	216,200	16,625,780
Valero Energy Corp.	180,000	9,264,600

		124,384,765

Pharmaceuticals—7.0%
Abbott Laboratories	223,600	10,858,016
Johnson & Johnson	140,900	9,150,046
Merck & Co., Inc.	657,500	27,549,250
Pfizer, Inc.	1,596,725	45,283,121
Wyeth	521,500	26,513,060

		119,353,493

Real Estate—1.0%
ProLogis (REIT)	118,000	6,733,080
Simon Property Group, Inc. (REIT)	119,100	10,792,842

		17,525,922

Road & Rail—1.6%
Ryder System, Inc.	206,700	10,682,256
Union Pacific Corp.	190,000	16,720,000

		27,402,256

Semiconductors & Semiconductor Equipment—3.0%
Freescale Semiconductor, Inc. (Class A) (a) (b)	256,800	9,771,240
Freescale Semiconductor, Inc. (Class B) (b)	256,800	9,760,968
Intel Corp.	425,200	8,746,364
Lam Research Corp. (b)	283,200	12,837,456
MEMC Electronic Materials, Inc. (b)	269,900	9,886,437

		51,002,465

Software—3.6%
Amdocs, Ltd. (b)	265,300	10,505,880
Microsoft Corp.	1,086,500	29,694,045
Oracle Corp. (b)	1,209,700	21,460,078

		61,660,003

Specialty Retail—2.6%
American Eagle Outfitters, Inc.	441,000	19,329,030
Limited Brands, Inc.	594,700	15,753,603
The Home Depot, Inc.	241,800	8,770,086

		43,852,719

Thrifts & Mortgage Finance—1.0%
Countrywide Financial Corp.	223,400	7,827,936
Washington Mutual, Inc. (a)	225,000	9,780,750

		17,608,686

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio (formerly known as BlackRock Investment Trust Portfolio)

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.6%
Altria Group, Inc.	259,900	$19,895,345
Reynolds American, Inc. (a)	130,500	8,087,085

		27,982,430

Wireless Telecommunication Services—0.5%
Sprint Nextel Corp.	524,391	8,993,306

Total Common Stock (Identified Cost $1,522,268,664)		1,712,734,104

Short Term Investments—0.3%
Security Description	Face Amount	Value

Discount Notes—0.3%
Federal Home Loan Bank 4.796%, 10/02/06	$5,300,000	$5,299,352

Total Short Term Investments (Identified Cost $5,299,352)		5,299,352

Total Investments—100.1% (Identified Cost $1,527,568,016) (c)		1,718,033,456
Liabilities in excess of other assets		(1,082,758)

Total Net Assets—100%		$1,716,950,698

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $ 67,289,921 and the collateral received consisted of cash in the amount of $ 69,346,707.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,527,568,016 and the composition of unrealized appreciation and depreciation of investment securities was $206,913,692 and $(16,448,252), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
L-3 Communications Holdings, Inc.	12,500	$979,125
Lockheed Martin Corp.	13,100	1,127,386
Raytheon Co.	24,300	1,166,643

		3,273,154

Beverages—1.1%
Anheuser-Busch Cos., Inc.	21,700	1,030,967
Pepsi Bottling Group, Inc.	32,700	1,160,850

		2,191,817

Capital Markets—3.7%
Lehman Brothers Holdings, Inc.	38,300	2,828,838
State Street Corp.	15,500	967,200
The Bear Stearns Co., Inc.	13,900	1,947,390
The Goldman Sachs Group, Inc.	10,500	1,776,285

		7,519,713

Chemicals—1.2%
Huntsman Corp. (a)	53,800	979,160
The Lubrizol Corp.	31,700	1,449,641

		2,428,801

Commercial Banks—5.6%
Comerica, Inc.	30,700	1,747,444
KeyCorp.	48,400	1,812,096
Regions Financial Corp.	51,700	1,902,043
U.S. Bancorp	85,800	2,850,276
Wachovia Corp.	55,400	3,091,320

		11,403,179

Communications Equipment—0.5%
Motorola, Inc.	45,200	1,130,000

Computers & Peripherals—1.6%
Hewlett-Packard Co.	52,800	1,937,232
International Business Machines Corp.	4,727	387,330
Western Digital Corp. (a)	48,900	885,090

		3,209,652

Consumer Finance—0.5%
Capital One Financial Corp.	13,500	1,061,910

Containers & Packaging—0.9%
Temple-Inland, Inc.	46,800	1,876,680

Diversified Financial Services—12.4%
Bank of America Corp.	174,700	9,358,679
CIT Group, Inc.	26,900	1,308,147
Citigroup, Inc.	138,956	6,901,945
JPMorgan Chase & Co.	165,200	7,757,792

		25,326,563

Security Description	Shares	Value

Diversified Telecommunication Services—6.0%
AT&T, Inc.	171,600	$5,587,296
BellSouth Corp.	46,400	1,983,600
Embarq Corp.	3,567	172,536
Verizon Communications, Inc.	116,390	4,321,561
Windstream Corp.	19,536	257,680

		12,322,673

Electric Utilities—2.5%
FirstEnergy Corp.	34,200	1,910,412
PPL Corp.	51,060	1,679,874
TXU Corp.	25,400	1,588,008

		5,178,294

Food & Staples Retailing—0.6%
The Kroger Co. (a)	51,400	1,189,396

Food Products—1.4%
Archer-Daniels-Midland Co.	46,800	1,772,784
General Mills, Inc.	20,600	1,165,960

		2,938,744

Gas Utilities—0.7%
Energen Corp.	33,400	1,398,458

Health Care Providers & Services—1.0%
Community Health Systems, Inc. (a)	29,000	1,083,150
Coventry Health Care, Inc. (a)	19,600	1,009,792

		2,092,942

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	61,812	2,418,085

Household Durables—1.2%
Fortune Brands, Inc.	16,200	1,216,782
Newell Rubbermaid, Inc.	44,100	1,248,912

		2,465,694

Household Products—1.4%
The Procter & Gamble Co.	47,100	2,919,258

Industrial Conglomerates—2.1%
General Electric Co.	121,300	4,281,890

Insurance—7.8%
ACE, Ltd.	18,900	1,034,397
American International Group, Inc.	30,760	2,038,158
Genworth Financial, Inc. (Class A)	42,300	1,480,923
Lincoln National Corp.	18,900	1,173,312
Nationwide Financial Services, Inc.	24,000	1,154,400
The Allstate Corp.	46,700	2,929,491
The Chubb Corp.	38,900	2,021,244
The St. Paul Travelers Cos., Inc.	63,100	2,958,759
W.R. Berkley Corp.	35,450	1,254,576

		16,045,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.9%
Computer Sciences Corp. (a)	19,600	$962,752
Sabre Holdings Corp. (Class A)	38,400	898,176

		1,860,928

Machinery—2.5%
Caterpillar, Inc.	18,000	1,184,400
Cummins, Inc.	13,000	1,549,990
Ingersoll-Rand Co., Ltd. (Class A)	34,000	1,291,320
Parker-Hannifin Corp.	14,900	1,158,177

		5,183,887

Media—4.2%
Gannett Co., Inc.	27,900	1,585,557
The DIRECTV Group, Inc. (a)	102,600	2,019,168
The McGraw-Hill Cos., Inc.	23,200	1,346,296
The Walt Disney Co.	119,990	3,708,891

		8,659,912

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	13,200	703,032
Nucor Corp.	24,400	1,207,556
Phelps Dodge Corp.	13,300	1,126,510

		3,037,098

Multi-Utilities—3.0%
CenterPoint Energy, Inc.	144,400	2,067,808
PG&E Corp.	50,000	2,082,500
Sempra Energy	38,000	1,909,500

		6,059,808

Multiline Retail—0.7%
J.C. Penney Co., Inc.	21,100	1,443,029

Oil, Gas & Consumable Fuels—12.8%
Chevron Corp.	85,386	5,538,136
ConocoPhillips	88,200	5,250,546
Devon Energy Corp.	26,800	1,692,420
Exxon Mobil Corp.	140,800	9,447,680
Marathon Oil Corp.	32,300	2,483,870
Valero Energy Corp.	32,900	1,693,363

		26,106,015

Pharmaceuticals—6.3%
Merck & Co., Inc.	82,200	3,444,180
Pfizer, Inc.	256,700	7,280,012
Wyeth	43,470	2,210,015

		12,934,207

Real Estate—3.9%
CB Richard Ellis Group, Inc. (a)	62,000	1,525,200
Host Hotels & Resorts, Inc. (REIT)	96,000	2,201,280
ProLogis (REIT)	24,000	1,369,440
Simon Property Group, Inc. (REIT)	31,400	2,845,468

		7,941,388

Security Description	Shares	Value

Road & Rail—0.7%
Union Pacific Corp.	16,800	$1,478,400

Semiconductors & Semiconductor Equipment—0.7%
Freescale Semiconductor, Inc. (Class A) (a)	25,200	958,860
Freescale Semiconductor, Inc. (Class B) (a)	12,900	490,329

		1,449,189

Software—0.5%
Symantec Corp. (a)	52,300	1,112,944

Specialty Retail—0.8%
AnnTaylor Stores Corp. (a)	37,500	1,569,750

Thrifts & Mortgage Finance—2.1%
Countrywide Financial Corp.	28,100	984,624
Federal National Mortgage Association	23,420	1,309,412
Washington Mutual, Inc.	44,800	1,947,455

		4,241,491

Tobacco—1.7%
Altria Group, Inc.	32,200	2,464,910
Reynolds American, Inc.	15,400	954,338

		3,419,248

Total Common Stock (Identified Cost $179,042,583)		199,169,457

Short Term Investments—2.6%
Security Description	Face Amount	Value

Discount Notes—2.6%
Federal Home Loan Bank 4.796%, 10/02/06	$5,200,000	5,199,364

Total Short Term Investments (Identified Cost $5,199,364)		5,199,364

Total Investments—99.9% (Identified Cost $184,241,947) (b)		204,368,821
Other assets less liabilities		271,295

Total Net Assets—100%		$204,640,116

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $184,241,947 and the composition of unrealized appreciation and depreciation of investment securities was $21,300,605 and $(1,173,731), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.9%
Boeing Co.	54,900	$4,328,865
General Dynamics Corp.	101,400	7,267,338
Honeywell International, Inc.	517,700	21,173,930
United Technologies Corp.	245,800	15,571,430

		48,341,563

Beverages—2.7%
PepsiCo, Inc.	204,300	13,332,618

Biotechnology—3.6%
Amylin Pharmaceuticals, Inc. (a) (b)	111,300	4,904,991
Genentech, Inc. (b)	58,600	4,846,220
Genzyme Corp. (b)	117,900	7,954,713

		17,705,924

Capital Markets—3.4%
Morgan Stanley	70,900	5,169,319
The Goldman Sachs Group, Inc.	67,500	11,418,975

		16,588,294

Chemicals—1.9%
Monsanto Co.	201,992	9,495,644

Communications Equipment—5.9%
Cisco Systems, Inc. (b)	528,000	12,144,000
Corning, Inc. (b)	672,800	16,423,048

		28,567,048

Computers & Peripherals—7.1%
Apple Computer, Inc. (b)	134,144	10,333,112
EMC Corp. (b)	621,995	7,451,500
Hewlett-Packard Co.	399,200	14,646,648
Sun Microsystems, Inc. (b)	484,300	2,406,971

		34,838,231

Consumer Finance—5.8%
American Express Co.	323,900	18,164,312
SLM Corp.	194,500	10,110,110

		28,274,422

Diversified Financial Services—1.3%
Chicago Mercantile Exchange Holdings, Inc.	13,108	6,268,901

Diversified Telecommunication Services—1.9%
AT&T, Inc.	288,700	9,400,072

Electrical Equipment—2.8%
Cooper Industries, Ltd. (Class A)	92,692	7,899,212
Rockwell Automation, Inc.	100,600	5,844,860

		13,744,072

Security Description	Shares	Value

Energy Equipment & Services—3.7%
GlobalSantaFe Corp.	100,028	$5,000,400
Schlumberger, Ltd.	149,700	9,285,891
Weatherford International, Ltd. (b)	90,200	3,763,144

		18,049,435

Food & Staples Retailing—4.9%
CVS Corp.	345,600	11,100,672
Walgreen Co.	176,839	7,849,883
Whole Foods Market, Inc.	80,100	4,760,343

		23,710,898

Health Care Equipment & Supplies—0.1%
Advanced Medical Optics, Inc. (a) (b)	9,818	388,302

Health Care Providers & Services—2.7%
Caremark Rx, Inc.	96,900	5,491,323
Medco Health Solutions, Inc. (b)	129,580	7,789,054

		13,280,377

Hotels, Restaurants & Leisure—1.1%
Hilton Hotels Corp.	190,100	5,294,285

Household Durables—0.9%
Harman International Industries, Inc.	51,100	4,263,784

Household Products—3.7%
The Procter & Gamble Co.	288,400	17,875,032

Industrial Conglomerates—3.0%
General Electric Co.	136,500	4,818,450
Textron, Inc.	113,400	9,922,500

		14,740,950

Insurance—0.9%
American International Group, Inc.	64,600	4,280,396

Internet Software & Services—3.4%
Google, Inc. (Class A) (b)	41,006	16,480,311

IT Services—1.4%
Cognizant Technology Solutions Corp. (Class A) (b)	95,200	7,050,512

Machinery—2.0%
Danaher Corp.	144,100	9,895,347

Oil, Gas & Consumable Fuels—2.7%
Consol Energy, Inc. (b)	327,000	10,375,710
Massey Energy Co. (a)	138,300	2,896,002

		13,271,712

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—9.9%
Allergan, Inc.	84,583	$9,524,892
AstraZeneca, Plc. (ADR)	122,400	7,650,000
Eli Lilly & Co.	85,700	4,884,900
Johnson & Johnson	110,000	7,143,400
Merck & Co., Inc.	318,400	13,340,960
Novartis AG (ADR)	93,700	5,475,828

		48,019,980

Semiconductors & Semiconductor Equipment—1.9%
Marvell Technology Group, Ltd. (b)	62,200	1,204,814
PMC-Sierra, Inc. (a) (b)	541,300	3,215,322
Texas Instruments, Inc.	149,500	4,970,875

		9,391,011

Software—5.0%
Adobe Systems, Inc. (b)	250,300	9,373,735
Oracle Corp. (a) (b)	270,300	4,795,122
Salesforce.com, Inc. (a) (b)	280,200	10,053,576

		24,222,433

Specialty Retail—1.6%
Staples, Inc.	314,150	7,643,270

Textiles, Apparel & Luxury Goods—1.6%
Polo Ralph Lauren Corp.	119,500	7,730,455

Security Description	Shares	Value

Wireless Telecommunication Services—3.1%
American Tower Corp. (Class A) (b)	119,900	$4,376,350
NII Holdings, Inc. (b)	168,807	10,493,043

		14,869,393

Total Common Stock (Identified Cost $433,766,242)		487,014,672

Total Investments—99.9% (Identified Cost $433,766,242) (c)		487,014,672
Other assets less liabilities		485,335

Total Net Assets—100%		$487,500,007

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $15,022,078 and the collateral received consisted of cash in the amount of $15,773,596.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $433,766,242 and the composition of unrealized appreciation and depreciation of investment securities was $62,734,243 and $(9,485,813), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
United Technologies Corp.	146,590	$9,286,477

Air Freight & Logistics—1.2%
FedEx Corp.	5,980	649,906
United Parcel Service, Inc. (Class B)	81,800	5,884,692

		6,534,598

Auto Components—0.3%
Johnson Controls, Inc.	19,700	1,413,278

Automobiles—0.3%
General Motors Corp.	43,300	1,440,158

Beverages—2.1%
Anheuser-Busch Cos., Inc.	20,300	964,453
Pepsi Bottling Group, Inc.	40,440	1,435,620
PepsiCo, Inc.	112,980	7,373,075
The Coca-Cola Co.	43,200	1,930,176

		11,703,324

Biotechnology—0.7%
Amgen, Inc. (a)	17,250	1,233,893
ImClone Systems, Inc. (a)	48,200	1,365,024
Millennium Pharmaceuticals, Inc. (a)	125,400	1,247,730

		3,846,647

Building Products—0.9%
American Standard Cos., Inc.	120,000	5,036,400

Capital Markets—0.4%
The Goldman Sachs Group, Inc.	11,780	1,992,823

Chemicals—2.0%
E. I. du Pont de Nemours & Co.	12,600	539,784
Huntsman Corp. (a)	160,400	2,919,280
Methanex Corp.	49,700	1,209,698
NOVA Chemicals Corp.	37,700	1,157,767
Potash Corp. of Saskatchewan, Inc.	14,300	1,489,917
Rohm & Haas Co.	9,500	449,825
The Dow Chemical Co.	57,700	2,249,146
The Scotts Miracle-Gro Co.	25,000	1,112,250

		11,127,667

Commercial Banks—3.1%
Commerce Bancorp, Inc.	25,900	950,789
Fifth Third Bancorp	62,300	2,372,384
Wachovia Corp.	95,500	5,328,900
Wells Fargo & Co.	232,000	8,393,760

		17,045,833

Communications Equipment—3.8%
Cisco Systems, Inc. (a)	519,540	11,949,420
Corning, Inc. (a)	261,750	6,389,318

Security Description	Shares	Value

Communications Equipment—(Continued)
Motorola, Inc.	55,300	$1,382,500
Qualcomm, Inc.	40,160	1,459,816

		21,181,054

Computers & Peripherals—3.4%
Dell, Inc. (a)	124,800	2,850,432
EMC Corp. (a)	27,770	332,685
Hewlett-Packard Co.	51,020	1,871,924
SanDisk Corp. (a)	129,300	6,922,722
Seagate Technology	151,500	3,498,135
Sun Microsystems, Inc. (a)	689,100	3,424,827

		18,900,725

Construction & Engineering—1.4%
Fluor Corp.	103,800	7,981,182

Consumer Finance—3.4%
AmeriCredit Corp. (a)	42,600	1,064,574
Capital One Financial Corp.	22,900	1,801,314
SLM Corp.	305,300	15,869,494

		18,735,382

Diversified Financial Services—1.6%
JPMorgan Chase & Co.	187,572	8,808,381

Diversified Telecommunication Services—1.2%
AT&T, Inc.	52,077	1,695,627
Qwest Communications International, Inc. (a)	174,600	1,522,512
Verizon Communications, Inc.	91,438	3,395,093

		6,613,232

Electric Utilities—0.3%
Exelon Corp.	23,200	1,404,528

Electrical Equipment—0.6%
Cooper Industries, Ltd. (Class A)	17,200	1,465,784
Emerson Electric Co.	20,000	1,677,200

		3,142,984

Electronic Equipment & Instruments—1.9%
Agilent Technologies, Inc. (a)	35,305	1,154,120
Flextronics International, Ltd. (a)	409,700	5,178,608
Jabil Circuit, Inc.	83,210	2,377,310
Thermo Electron Corp. (a)	38,600	1,518,138

		10,228,176

Energy Equipment & Services—3.6%
Baker Hughes, Inc.	51,510	3,512,982
BJ Services Co.	60,600	1,825,878
Halliburton Co.	50,600	1,439,570
Patterson-UTI Energy, Inc.	8,470	201,247
Schlumberger, Ltd.	126,200	7,828,186

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Transocean, Inc. (a)	15,100	$1,105,773
Weatherford International, Ltd. (a)	95,800	3,996,776

		19,910,412

Food & Staples Retailing—0.3%
Sysco Corp.	52,900	1,769,505

Food Products—2.2%
Campbell Soup Co.	44,300	1,616,950
H.J. Heinz Co.	29,600	1,241,128
Kraft Foods, Inc. (Class A)	107,100	3,819,186
Sara Lee Corp.	239,900	3,855,193
Unilever NV (ADR)	63,600	1,560,744

		12,093,201

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.	110,200	5,009,692
Lumenis, Ltd. (a) (b)	520	546
Medtronic, Inc.	55,800	2,591,352
St. Jude Medical, Inc. (a)	4,740	167,275

		7,768,865

Health Care Providers & Services—3.8%
Caremark Rx, Inc.	9,180	520,231
DaVita, Inc. (a)	46,300	2,679,381
Lincare Holdings, Inc. (a)	37,000	1,281,680
McKesson Corp. (a)	39,500	2,082,440
Medco Health Solutions, Inc. (a)	57,510	3,456,926
Triad Hospitals, Inc. (a)	20,500	902,615
UnitedHealth Group, Inc.	113,000	5,559,600
WellPoint, Inc. (a)	60,004	4,623,308

		21,106,181

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	17,300	813,619
Las Vegas Sands Corp. (a)	50,200	3,431,170
Marriott International, Inc. (Class A)	13,020	503,093
McDonald’s Corp.	23,600	923,232
Starwood Hotels & Resorts Worldwide, Inc. (a)	27,235	1,557,570
The Cheesecake Factory, Inc. (a)	32,000	870,080

		8,098,764

Household Durables—0.7%
Fortune Brands, Inc.	13,800	1,036,518
Jarden Corp.	31,900	1,051,743
Leggett & Platt, Inc.	57,300	1,434,219
Lennar Corp. (Class A)	12,800	579,200

		4,101,680

Independent Power Producers & Energy Traders—0.5%
The AES Corp. (a)	128,800	2,626,232

Security Description	Shares	Value

Industrial Conglomerates—3.3%
General Electric Co.	484,600	$17,106,380
Siemens AG (ADR)	13,000	1,132,300

		18,238,680

Insurance—3.0%
Aflac, Inc.	24,800	1,134,848
American International Group, Inc.	67,500	4,472,550
Berkshire Hathaway, Inc. (Class A) (a)	48	4,598,400
Marsh & McLennan Cos., Inc.	132,200	3,721,430
RenaissanceRe Holdings, Ltd.	5,400	300,240
XL Capital, Ltd. (Class A)	32,800	2,253,360

		16,480,828

Internet Software & Services—2.5%
eBay, Inc. (a)	117,020	3,318,687
Google, Inc. (Class A) (a)	19,930	8,009,867
Yahoo!, Inc. (a)	88,380	2,234,246

		13,562,800

IT Services—1.1%
Accenture, Ltd. (Class A)	18,950	600,905
Affiliated Computer Services, Inc. (Class A) (a)	57,300	2,971,578
Automatic Data Processing, Inc.	27,170	1,286,228
CheckFree Corp. (a)	10,500	433,860
Paychex, Inc.	22,200	818,070

		6,110,641

Machinery—1.8%
Danaher Corp.	80,100	5,500,467
Illinois Tool Works, Inc.	96,800	4,346,320

		9,846,787

Media—3.3%
Cablevision Systems Corp. (Class A) (a)	54,032	1,227,067
CBS Corp. (Class B)	47,850	1,347,935
Clear Channel Communications, Inc.	57,500	1,658,875
Comcast Corp. (Class A)	33,400	1,230,790
Getty Images, Inc. (a)	65,000	3,229,200
News Corp. (Class A)	28,770	565,331
Omnicom Group, Inc.	14,300	1,338,480
The Walt Disney Co.	152,400	4,710,684
Time Warner, Inc.	64,000	1,166,720
Viacom, Inc. (Class B) (a)	49,750	1,849,705

		18,324,787

Metals & Mining—1.5%
Alcoa, Inc.	170,616	4,784,073
Barrick Gold Corp.	65,400	2,009,088
Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,990	265,767
Newmont Mining Corp.	33,000	1,410,750

		8,469,678

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
CMS Energy Corp. (a)	91,700	$1,324,148
NiSource, Inc.	48,800	1,060,912

		2,385,060

Multiline Retail—1.9%
Dollar Tree Stores, Inc. (a)	90,500	2,801,880
Target Corp.	140,700	7,773,675

		10,575,555

Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.	23,200	1,016,856
Arch Coal, Inc.	25,800	745,878
Chevron Corp.	36,273	2,352,667
EOG Resources, Inc.	15,700	1,021,285
Exxon Mobil Corp.	49,199	3,301,253
Kinder Morgan, Inc.	14,666	1,537,730
Plains Exploration & Prodcution Co. (a)	15,000	643,650
Royal Dutch Shell, Plc. (ADR) (A Shares)	149,400	9,875,340
Royal Dutch Shell, Plc. (ADR) (B Shares)	11,107	759,497
XTO Energy, Inc.	7,480	315,132

		21,569,288

Paper & Forest Products—0.3%
International Paper Co.	51,900	1,797,297

Personal Products—0.5%
Avon Products, Inc.	84,400	2,587,704

Pharmaceuticals—9.1%
Allergan, Inc.	59,280	6,675,521
AstraZeneca, Plc. (ADR)	228,900	14,306,250
Endo Pharmaceuticals Holdings, Inc. (a)	39,970	1,301,024
Forest Laboratories, Inc. (a)	349,660	17,696,293
Merck & Co., Inc.	9,530	399,307
Novartis AG (ADR)	9,400	549,336
Pfizer, Inc.	102,200	2,898,392
Sepracor, Inc. (a)	34,290	1,661,008
Teva Pharmaceutical Industries, Ltd. (ADR)	139,700	4,762,373

		50,249,504

Real Estate—0.3%
General Growth Properties, Inc. (REIT)	21,680	1,033,052
Host Hotels & Resorts, Inc. (REIT)	16,676	382,381

		1,415,433

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.	3,730	273,931
Norfolk Southern Corp.	12,130	534,327
Union Pacific Corp.	3,060	269,280

		1,077,538

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—7.3%
Advanced Micro Devices, Inc. (a)	8,290	$206,007
Altera Corp. (a)	287,900	5,291,602
Applied Materials, Inc.	433,301	7,682,427
ASML Holding NV (a)	67,810	1,578,617
ATI Technologies, Inc. (a)	46,700	1,001,715
Fairchild Semiconductor International, Inc. (a)	76,400	1,428,680
Intel Corp.	306,200	6,298,534
International Rectifier Corp. (a)	88,100	3,069,404
KLA-Tencor Corp.	136,300	6,061,261
Linear Technology Corp.	49,500	1,540,440
Qimonda AG (ADR) (a)	58,700	997,900
Teradyne, Inc. (a)	80,000	1,052,800
Xilinx, Inc.	174,300	3,825,885

		40,035,272

Software—3.7%
Compuware Corp. (a)	125,000	973,750
Microsoft Corp.	556,830	15,218,164
SAP AG (ADR)	83,455	4,131,023

		20,322,937

Specialty Retail—2.2%
Lowe’s Cos., Inc.	357,800	10,039,868
The Home Depot, Inc.	27,458	995,902
Williams-Sonoma, Inc.	35,700	1,156,323

		12,192,093

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (a)	101,988	2,295,739

Thrifts & Mortgage Finance—5.6%
Federal Home Loan Mortgage Corp.	89,200	5,916,636
Federal National Mortgage Association	131,500	7,352,165
Golden West Financial Corp.	16,600	1,282,350
Hudson City Bancorp, Inc.	256,800	3,402,600
IndyMac Bancorp, Inc.	24,800	1,020,768
Washington Mutual, Inc.	277,800	12,075,966

		31,050,485

Tobacco—1.4%
Altria Group, Inc.	101,000	7,731,550

Wireless Telecommunication Services—1.1%
American Tower Corp. (Class A) (a)	36,570	1,334,805
Sprint Nextel Corp.	279,650	4,795,988

		6,130,793

Total Common Stock (Identified Cost $474,795,804)		546,348,138

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—1.1%

Security Description	Face Amount	Value

Repurchase Agreement—1.1%
State Street Corp. Repurchase Agreement dated 09/29/06 at 2.50% to be repurchased at $6,090,269 on 10/02/06, collateralized by $4,630,000 U.S. Treasury Bond 7.625% due 02/15/25 with a value of $6,215,775.	$6,089,000	$6,089,000

Total Short Term Investments (Identified Cost $6,089,000)		6,089,000

Total Investments—100.2% (Identified Cost $480,884,804) (c)		552,437,138
Liabilities in excess of other assets		(1,107,527)

Total Net Assets—100%		$551,329,611

(a)	Non-Income Producing.
(b)	Security was valued in good faith under procedures established by the Board of Directors.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $480,884,804 and the composition of unrealized appreciation and depreciation of investment securities was $83,877,170 and $(12,324,836), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—95.8% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
United Parcel Service, Inc. (Class B)	273,100	$19,646,814

Automobiles—1.4%
Harley-Davidson, Inc. (a)	803,900	50,444,725

Beverages—2.0%
Diageo, Plc. (ADR)	686,700	48,783,168
Heineken Holding (EUR)	660,443	25,969,326

		74,752,494

Capital Markets—2.1%
Ameriprise Financial, Inc.	801,780	37,603,482
Morgan Stanley	359,210	26,190,001
State Street Corp.	189,100	11,799,840

		75,593,323

Commercial Banks—6.5%
Commerce Bancorp, Inc. (a)	676,500	24,834,315
HSBC Holdings, Plc. (GBP)	5,816,760	106,014,336
Wells Fargo & Co.	3,018,800	109,220,184

		240,068,835

Commercial Services & Supplies—2.0%
Iron Mountain, Inc. (a) (b)	1,105,900	47,487,346
The Dun & Bradstreet Corp. (b)	333,800	25,031,662

		72,519,008

Communications Equipment—0.3%
Nokia Corp. (ADR)	459,000	9,037,710

Computers & Peripherals—1.2%
Dell, Inc. (b)	953,400	21,775,656
Hewlett-Packard Co.	631,800	23,180,742

		44,956,398

Construction Materials—1.7%
Martin Marietta Materials, Inc.	366,200	30,987,844
Vulcan Materials Co. (a)	409,300	32,027,725

		63,015,569

Consumer Finance—5.1%
American Express Co.	3,345,900	187,638,072

Containers & Packaging—1.8%
Sealed Air Corp. (a)	1,240,700	67,146,684

Diversified Consumer Services—1.4%
Apollo Group, Inc. (Class A) (b)	266,500	13,122,460
H&R Block, Inc. (a)	1,691,600	36,775,384

		49,897,844

Diversified Financial Services—7.6%
Citigroup, Inc.	1,811,673	89,985,798
JPMorgan Chase & Co.	2,931,308	137,654,224

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Moody’s Corp.	834,400	$54,553,072

		282,193,094

Energy Equipment & Services—0.8%
Transocean, Inc. (b)	409,700	30,002,331

Food & Staples Retailing—4.8%
Costco Wholesale Corp.	2,311,300	114,825,384
Wal-Mart Stores, Inc.	1,276,600	62,961,912

		177,787,296

Food Products—0.7%
Hershey Co.	493,100	26,356,195

Health Care Providers & Services—2.2%
Cardinal Health, Inc.	484,100	31,824,734
Caremark Rx, Inc.	867,600	49,166,892

		80,991,626

Household Durables—0.2%
Hunter Douglas NV (EUR)	112,851	7,920,369

Household Products—1.1%
The Procter & Gamble Co.	671,200	41,600,976

Industrial Conglomerates—3.7%
Tyco International, Ltd.	4,819,289	134,891,899

Insurance—14.8%
American International Group, Inc.	2,500,207	165,663,716
Aon Corp.	807,700	27,356,799
Berkshire Hathaway, Inc. (Class A) (b)	1,058	101,356,400
Berkshire Hathaway, Inc. (Class B) (b)	1,256	3,986,544
Everest Re Group, Ltd. (a)	56,900	5,549,457
Loews Corp.	2,072,100	78,532,590
Markel Corp. (a) (b)	7,550	3,100,483
Principal Financial Group, Inc. (a)	240,600	13,059,768
Sun Life Financial, Inc.	139,300	5,721,051
The Chubb Corp.	316,800	16,460,928
The Progressive Corp.	3,716,000	91,190,640
Transatlantic Holdings, Inc. (a)	593,256	35,838,595

		547,816,971

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (a) (b)	659,300	21,176,716
Liberty Media Holding Corp.—Interactive (Class A) (b)	595,950	12,145,461

		33,322,177

Internet Software & Services—0.3%
Expedia, Inc. (a) (b)	220,899	3,463,696
IAC/InterActiveCorp (a) (b)	220,899	6,353,055

		9,816,751

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.8%
China Merchants Holdings International (HKD)	6,546,238	$19,150,781
Cosco Pacific, Ltd. (HKD)	4,487,900	8,934,992

		28,085,773

Media—6.3%
Comcast Corp. (Special Class A) (b)	2,575,955	94,820,904
Gannett Co., Inc.	152,500	8,666,575
Lagardere S.C.A. (EUR)	401,577	28,961,253
Liberty Media Holding Corp.—Capital (Series A) (b)	119,190	9,960,708
News Corp. (Class A)	3,131,400	61,532,010
NTL, Inc.	724,057	18,412,770
WPP Group, Plc. (ADR) (a)	166,200	10,259,526

		232,613,746

Metals & Mining—0.4%
BHP Billiton, Plc. (GBP)	438,822	7,603,691
Rio Tinto, Plc. (GBP)	155,400	7,366,681

		14,970,372

Oil, Gas & Consumable Fuels—10.0%
ConocoPhillips	2,482,808	147,801,560
Devon Energy Corp.	1,388,616	87,691,100
EOG Resources, Inc.	1,099,000	71,489,950
Occidental Petroleum Corp.	1,302,000	62,639,220

		369,621,830

Personal Products—0.4%
Avon Products, Inc.	515,800	15,814,428

Real Estate—1.3%
General Growth Properties, Inc. (REIT)	1,024,578	48,821,142

Road & Rail—0.3%
Kuehne & Nagel International AG (CHF)	177,555	12,266,946

Software—2.2%
Microsoft Corp.	3,028,300	82,763,439

Specialty Retail—1.3%
Bed Bath & Beyond, Inc. (b)	553,100	21,161,606
Carmax, Inc. (a) (b)	219,600	9,159,516
Lowe’s Cos., Inc. (a)	630,600	17,694,636

		48,015,758

Thrifts & Mortgage Finance—3.3%
Golden West Financial Corp.	1,581,200	122,147,700

Tobacco—4.9%
Altria Group, Inc.	2,352,900	180,114,495

Security Description	Shares	Value

Wireless Telecommunication Services—1.5%
SK Telecom Co., Ltd. (ADR)	780,600	$18,445,578
Sprint Nextel Corp.	2,233,500	38,304,525

		56,750,103

Total Common Stock (Identified Cost $2,592,178,400)		3,539,402,893

Short Term Investments—4.1%
Security Description	Face Amount	Value

Commercial Paper—4.1%
Fountain Square Commercial Funding (144A) 5.250%, 10/04/06	$20,000,000	19,991,250
San Paolo U.S. Financial 5.270%, 10/02/06	45,000,000	44,993,413
5.350%, 10/02/06	18,508,000	18,505,250
Three Pillars U.S. Funding Corp. 5.260%, 10/03/06	25,026,000	25,018,687
5.370%, 10/02/06	44,484,000	44,477,364

Total Short Term Investments (Identified Cost $152,985,964)		152,985,964

Total Investments—99.9% (Identified Cost $2,745,164,364) (c)		3,692,388,857
Other assets less liabilities		2,195,258

Total Net Assets—100%		$3,694,584,115

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $122,910,557 and the collateral received consisted of cash in the amount of $128,060,990.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $2,745,164,364 and the composition of unrealized appreciation and depreciation of investment securities was $978,042,566 and $(30,818,073), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $19,991,250, which is 0.5% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Ceradyne, Inc. (a) (b)	56,200	$2,309,258
Honeywell International, Inc.	26,300	1,075,670
Raytheon Co.	21,200	1,017,812

		4,402,740

Airlines—1.3%
AMR Corp. (a)	322,000	7,451,080

Auto Components—0.0%
Gentex Corp. (a)	9,900	140,679

Automobiles—0.2%
Thor Industries, Inc. (a)	23,300	959,261

Beverages—2.7%
Coca-Cola Enterprises, Inc.	23,000	479,090
Hansen Natural Corp. (a) (b)	382,200	12,413,856
PepsiCo, Inc.	31,000	2,023,060
The Coca-Cola Co.	24,900	1,112,532

		16,028,538

Biotechnology—7.5%
Actelion, Ltd. (CHF)	485	69,596
Amgen, Inc. (b)	66,300	4,742,439
Biogen Idec, Inc. (b)	202,600	9,052,168
Cephalon, Inc. (a) (b)	3,600	222,300
Genentech, Inc. (b)	161,000	13,314,700
Gilead Sciences, Inc. (b)	229,400	15,759,780
ICOS Corp. (a) (b)	4,700	117,782
United Therapeutics Corp. (a)	13,400	704,036

		43,982,801

Capital Markets—1.7%
Knight Capital Group, Inc.	87,500	1,592,500
Merrill Lynch & Co., Inc.	91,700	7,172,774
Northern Trust Corp.	600	35,058
T. Rowe Price Group, Inc.	20,800	995,280

		9,795,612

Commercial Banks—0.7%
Boston Private Financial Holdings, Inc. (a)	800	22,304
Unibanco-Uniao de Banco Brasileiros S.A. (GDR)	8,300	614,200
Wachovia Corp.	17,800	993,240
Wells Fargo & Co.	68,400	2,474,712

		4,104,456

Commercial Services & Supplies—0.2%
Allied Waste Industries, Inc. (b)	23,500	264,845
Monster Worldwide, Inc. (b)	200	7,238
Tele Atlas N.V. (EUR)	13,600	232,691
Waste Management, Inc.	14,200	520,856

		1,025,630

Security Description	Shares	Value

Communications Equipment—2.4%
Ciena Corp. (b)	91,057	$2,481,303
Cisco Systems, Inc. (b)	414,500	9,533,500
Corning, Inc. (b)	28,400	693,244
CSR, Plc. (GBP)	26,700	420,430
Harris Corp.	9,600	427,104
NMS Communications Corp. (a) (b)	73,700	213,362

		13,768,943

Computers & Peripherals—11.5%
Apple Computer, Inc. (b)	298,700	23,008,861
Hewlett-Packard Co.	118,800	4,358,772
Komag, Inc. (a) (b)	21,754	695,258
Network Appliance, Inc. (b)	40,900	1,513,709
SanDisk Corp. (b)	98,600	5,279,044
Seagate Technology (a)	719,700	16,617,873
Western Digital Corp. (b)	860,000	15,566,000

		67,039,517

Construction & Engineering—0.0%
Chicago Building & Iron Co., N.V.	700	16,842
Jacobs Engineering Group, Inc. (b)	2,600	194,298

		211,140

Distributors—0.7%
Building Materials Holdings Corp. (a)	161,402	4,199,680

Diversified Financial Services—0.7%
Bank of America Corp.	46,800	2,507,076
Chicago Mercantile Exchange Holdings, Inc.	3,800	1,817,350

		4,324,426

Diversified Telecommunication Services—1.1%
AT&T, Inc.	51,100	1,663,816
Qwest Communications International, Inc. (a) (b)	536,800	4,680,896

		6,344,712

Electric Utilities—0.1%
TXU Corp.	7,400	462,648

Electrical Equipment—0.8%
Energy Conversion Devices, Inc. (a) (b)	128,200	4,748,528

Electronic Equipment & Instruments—0.0%
Universal Display Corp. (a) (b)	7,400	81,622

Energy Equipment & Services—0.0%
Halliburton Co.	800	22,760

Food & Staples Retailing—2.9%
CVS Corp.	297,800	9,565,336
Wal-Mart Stores, Inc.	106,800	5,267,376
Walgreen Co.	44,000	1,953,160

		16,785,872

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—0.9%
General Mills, Inc.	70,400	$3,984,640
McCormick & Co., Inc.	8,600	326,628
Nestle S.A. (CHF)	2,474	862,147
Seabord Corp. (a)	186	224,130

		5,397,545

Gas Utilities—0.4%
Questar Corp.	28,800	2,354,976

Health Care Equipment & Supplies—1.7%
Advanced Medical Optics, Inc. (a) (b)	12,300	486,465
Alcon, Inc.	10,600	1,213,700
Baxter International, Inc.	72,200	3,282,212
C.R. Bard, Inc.	16,000	1,200,000
Charles River Laboratories International, Inc. (b)	52,200	2,266,002
Inverness Medical Innovations, Inc. (a) (b)	4,700	163,372
Invitrogen Corp. (a) (b)	6,800	431,188
Phonak Holding AG (CHF)	6,743	427,092
Syneron Medical, Ltd. (a) (b)	19,700	455,070

		9,925,101

Health Care Providers & Services—6.4%
Aetna, Inc.	126,079	4,986,424
Cardinal Health, Inc.	17,200	1,130,728
CIGNA Corp.	8,400	977,088
Humana, Inc. (b)	200,000	13,218,000
UnitedHealth Group, Inc.	342,900	16,870,680

		37,182,920

Hotels, Restaurants & Leisure—1.5%
Boyd Gaming Corp. (a)	14,500	557,380
Domino’s Pizza, Inc. (a)	28,800	738,720
McDonald’s Corp.	101,400	3,966,768
Penn National Gaming, Inc. (a) (b)	44,100	1,610,532
Pinnacle Entertainment, Inc.	52,500	1,476,300
WMS Industries, Inc. (a) (b)	18,900	552,069

		8,901,769

Household Durables—3.2%
D.R. Horton, Inc.	377,900	9,050,705
Lennar Corp. (Class A)	87,000	3,936,750
Nintendo Co., Ltd. (JPY)	5,900	1,219,766
Ryland Group, Inc. (a)	86,700	3,746,307
Toro Co.	18,200	767,494

		18,721,022

Household Products—0.3%
Colgate-Palmolive Co.	26,100	1,620,810

Independent Power Producers & Energy Traders—0.2%
The AES Corp. (b)	54,800	1,117,372

Industrial Conglomerates—1.5%
3M Co.	1,800	133,956
General Electric Co.	216,000	7,624,800

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Tyco International, Ltd.	29,300	$820,107

		8,578,863

Insurance—3.8%
ACE, Ltd.	126,500	6,923,345
Aflac, Inc.	32,000	1,464,320
AMBAC Financial Group, Inc.	32,300	2,672,825
American International Group, Inc.	20,300	1,345,078
Aspen Insurance Holdings, Ltd.	3,500	90,405
Fidelity National Financial, Inc.	62,100	2,586,465
Platinum Underwriters Holdings, Ltd.	3,100	95,573
Prudential Financial, Inc.	32,300	2,462,875
The Chubb Corp.	57,600	2,992,896
The St. Paul Travelers Cos., Inc.	31,700	1,486,413

		22,120,195

Internet Software & Services—1.1%
Google, Inc. (Class A) (b)	16,000	6,430,400

IT Services—0.0%
NCI, Inc. (Class A) (b)	3,900	46,761

Leisure Equipment & Products—0.1%
Marvel Entertainment, Inc. (a) (b)	31,500	760,410

Machinery—7.0%
JLG Industries, Inc.	247,412	4,901,232
Joy Global, Inc.	403,109	15,160,929
Terex Corp. (b)	83,000	3,753,260
The Manitowoc Co., Inc.	386,600	17,315,814

		41,131,235

Media—0.2%
News Corp., Inc.	2,400	49,536
The McGraw-Hill Cos., Inc.	2,400	139,272
The Walt Disney Co.	33,520	1,036,103

		1,224,911

Metals & Mining—4.2%
Alcoa, Inc.	31,200	874,848
Allegheny Technologies, Inc.	254,458	15,824,743
Titanium Metals Corp. (a) (b)	299,110	7,561,501

		24,261,092

Multiline Retail—0.4%
J.C. Penney Co., Inc.	33,500	2,291,065

Oil, Gas & Consumable Fuels—3.4%
Anadarko Petroleum Corp.	58,100	2,546,523
BP, Plc. (ADR)	3,400	222,972
Chevron Corp.	11,100	719,946
ConocoPhillips	14,100	839,373
EOG Resources, Inc.	7,700	500,885
Exxon Mobil Corp.	103,000	6,911,300
Occidental Petroleum Corp.	1,600	76,976

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Sunoco, Inc.	25,500	$1,585,845
Tesoro Corp.	53,600	3,107,728
Ultra Petroleum Corp. (b)	5,900	283,849
Valero Energy Corp.	59,600	3,067,612

		19,863,009

Pharmaceuticals—3.8%
Allergan, Inc.	6,300	709,443
Barr Pharmaceuticals, Inc. (b)	25,700	1,334,858
Endo Pharmaceuticals Holdings, Inc. (b)	106,400	3,463,320
Johnson & Johnson	193,600	12,572,384
Novartis AG (ADR)	17,200	1,005,168
Pfizer, Inc.	52,800	1,497,408
Teva Pharmaceutical Industries, Ltd. (ADR)	20,600	702,254
Wyeth	17,400	884,616

		22,169,451

Road & Rail—2.3%
Burlington Northern Santa Fe Corp.	67,600	4,964,544
CSX Corp.	58,000	1,904,140
Norfolk Southern Corp.	40,400	1,779,620
Swift Transportation Co., Inc. (b)	195,700	4,642,004

		13,290,308

Semiconductors & Semiconductor Equipment—9.8%
Applied Micro Circuits Corp. (a) (b)	134,800	389,572
ARM Holdings, Plc.	4,700	30,832
ASML Holding NV (b)	200	4,656
ATI Technologies, Inc. (b)	108,100	2,318,745
Cymer, Inc. (a) (b)	390,674	17,154,495
Exar Corp. (b)	18,100	240,549
Integrated Device Technology, Inc. (b)	18,700	300,322
Intel Corp.	200	4,114
Lam Research Corp. (b)	202,400	9,174,792
Linear Technology Corp.	6,500	202,280
Marvell Technology Group, Ltd. (b)	376,900	7,300,553
MEMC Electronic Materials, Inc. (b)	340,300	12,465,189
NVIDIA Corp. (b)	255,500	7,560,245
Trident Microsystems, Inc. (b)	900	20,934

		57,167,278

Software—1.8%
Autodesk, Inc. (b)	50,235	1,747,173
Cadence Design Systems, Inc. (b)	22,300	378,208
Microsoft Corp.	288,300	7,879,239
NDS Group, Plc.	8,100	355,833
THQ, Inc. (a) (b)	2,400	70,008

		10,430,461

Specialty Retail—5.6%
AnnTaylor Stores Corp. (a) (b)	130,600	5,466,916
Best Buy Co., Inc.	240,300	12,870,468

Security Description	Shares	Value

Specialty Retail—(Continued)
Circuit City Stores, Inc.	199,600	$5,011,956
Game Group, Plc. (GBP)	343,800	567,965
GameStop Corp.	26,800	1,198,228
GameStop Corp. (Class A) (a) (b)	18,300	846,924
Lowe’s Cos., Inc.	81,700	2,292,502
Men’s Wearhouse, Inc.	98,400	3,661,464
Staples, Inc.	36,300	883,179

		32,799,602

Textiles, Apparel & Luxury Goods—0.4%
Wolverine World Wide, Inc.	82,300	2,329,913

Thrifts & Mortgage Finance—1.1%
Radian Group, Inc.	110,800	6,648,000

Tobacco—2.3%
Altria Group, Inc.	160,400	12,278,620
Loews Corp.	15,500	858,545

		13,137,165

Wireless Telecommunication Services—0.5%
American Tower Corp. (Class A) (b)	25,800	941,700
Sprint Nextel Corp.	110,400	1,893,360

		2,835,060

Total Common Stock (Identified Cost $606,044,422)		578,617,339

Fixed Income—Convertible—0.1%
Security Description	Face Amount	Value

Communications Equipment—0.1%
Cienna Corp. 3.750%, 02/01/08 (a)	$850,000	820,250

Total Fixed Income—Convertible (Identified Cost $819,041)		820,250

Short Term Investments—1.0%

Repurchase Agreement—1.0%
State Street Repurchase Agreement dated 9/29/06 at 3.40% to be repurchased at $5,650,601 on 10/2/06, collateralized by $5,630,000 U.S. Treasury Note 4.875% due 05/15/09 with a value of $5,763,713.	5,649,000	5,649,000

Total Short Term Investments (Identified Cost $5,649,000)		5,649,000

Total Investments—100.3% (Identified Cost $612,512,463) (c)		585,086,589
Liabilities in excess of other assets		(1,644,425)

Total Net Assets—100%		$583,442,164

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $ 50,769,216 and the collateral received consisted of cash in the amount of $ 53,302,840.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $612,512,463 and the composition of unrealized appreciation and depreciation of investment securities was $18,952,163 and $(46,378,037), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
European Aeronautic Defense & Space Co. (EUR)	4,500	$129,206
General Dynamics Corp.	105,800	7,582,686
Goodrich Corp.	6,100	247,172
Hexcel Corp. (a)	26,700	377,805
Honeywell International, Inc.	101,900	4,167,710
L-3 Communications Holdings, Inc.	2,100	164,493
Raytheon Co.	6,600	316,866
Rockwell Collins, Inc. (a)	3,300	180,972
United Technologies Corp.	3,400	215,390

		13,382,300

Air Freight & Logistics—0.0%
EGL, Inc.	2,400	87,456

Airlines—0.1%
ACE Aviation Holdings, Inc. (CAD) (b)	5,900	182,841
JetBlue Airways Corp. (a) (b)	6,200	57,474
Southwest Airlines Co.	13,800	229,908
UAL Corp. (a) (b)	2,700	71,739

		541,962

Auto Components—0.5%
Autoliv, Inc.	77,400	4,265,514
Tenneco, Inc. (b)	3,300	77,187

		4,342,701

Automobiles—0.1%
General Motors Corp. (a)	10,400	345,904
Hyundai Motor Corp. (KRW)	1,290	110,732
Renault S.A. (EUR)	400	45,845

		502,481

Beverages—0.1%
Diageo, Plc. (ADR)	2,200	156,288
The Coca-Cola Co.	11,900	531,692

		687,980

Biotechnology—0.2%
Alkermes, Inc. (b)	1,200	19,020
Alnylam Pharmaceuticals, Inc. (a)	10,600	152,746
Amgen, Inc. (b)	800	57,224
Biogen Idec, Inc. (b)	6,100	272,548
Cephalon, Inc. (a) (b)	16,700	1,031,225

		1,532,763

Building Products—0.4%
Masco Corp.	20,000	548,400
Simpson Manufacturing Co. , Inc. (a)	116,200	3,140,886

		3,689,286

Capital Markets—4.9%
Ameriprise Financial, Inc.	243,500	11,420,150
Intercontinental Exchange, Inc. (b)	200	15,014
Investors Financial Services Corp. (a)	3,000	129,240

Security Description	Shares	Value

Capital Markets—(Continued)
Lehman Brothers Holdings, Inc.	6,000	$443,160
Merrill Lynch & Co., Inc.	140,251	10,970,433
Morgan Stanley	211,800	15,442,338
Nomura Holdings, Inc. (JPY)	21,500	378,229
Nuveen Investments, Inc. (Class A)	900	46,107
State Street Corp.	8,800	549,120
The Bear Stearns Co., Inc.	47,150	6,605,715
The Charles Schwab Corp.	12,900	230,910
TradeStation Group, Inc.	8,400	126,588
UBS AG	6,800	403,308

		46,760,312

Chemicals—0.8%
Ashland, Inc.	88,500	5,644,530
Chemtura Corp.	9,200	79,764
Cytec Industries, Inc.	4,000	222,360
E. I. du Pont de Nemours & Co.	6,600	282,744
Ecolab, Inc.	11,400	488,148
Georgia Gulf Corp.	2,600	71,292
Lyondell Chemical Co.	7,000	177,590
NOVA Chemicals Corp. (Toronto) (CAD)	6,700	205,770
Praxair, Inc.	8,900	526,524
Rohm & Haas Co.	3,300	156,255

		7,854,977

Commercial Banks—3.7%
Bank of China, Ltd. (HKD)	84,000	36,062
Kookmin Bank (a)	3,500	273,105
Mizuho Financial Group, Inc. (JPY)	28	216,949
Standard Chartered (GBP)	4,700	120,192
UCBH Holdings, Inc. (a)	8,400	146,664
Wachovia Corp.	138,374	7,721,269
Wells Fargo & Co.	737,900	26,697,222

		35,211,463

Commercial Services & Supplies—1.2%
Allied Waste Industries, Inc. (b)	5,200	58,604
Cintas Corp.	2,900	118,407
Robert Half International, Inc.	6,100	207,217
The Brinks Co.	6,200	328,972
Waste Management, Inc.	296,700	10,882,956

		11,596,156

Communications Equipment—0.8%
Alcatel S.A. (a)	16,800	204,624
Comverse Technology, Inc. (b)	3,400	72,896
Dycom Industries, Inc. (a) (b)	7,000	150,500
Lucent Technologies, Inc. (b)	60,100	140,634
MasTec, Inc. (a) (b)	10,000	110,700
Motorola, Inc.	260,600	6,515,000
Nokia Corp. (ADR)	19,300	380,017
Nortel Networks Corp. (CAD)	92,100	210,595

		7,784,966

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—2.6%
Dell, Inc. (b)	14,200	$324,328
Hewlett-Packard Co.	643,600	23,613,684
Imation Corp.	5,000	200,750
Seagate Technology	11,400	263,226

		24,401,988

Construction & Engineering—0.0%
Jacobs Engineering Group, Inc. (b)	3,800	283,974

Consumer Finance—0.8%
Capital One Financial Corp.	4,200	330,372
SLM Corp.	147,300	7,656,654

		7,987,026

Containers & Packaging—0.1%
Ball Corp.	2,500	101,125
Owens-Illinois, Inc. (b)	8,000	123,360
Packaging Corp. of America	6,600	153,120
Smurfit-Stone Container Corp. (b)	25,800	288,960

		666,565

Distributors—0.6%
WESCO International, Inc.	90,300	5,240,109

Diversified Consumer Services—0.0%
Apollo Group, Inc. (Class A) (b)	3,500	172,340

Diversified Financial Services—7.6%
Bank of America Corp.	506,104	27,111,991
Citigroup, Inc.	424,366	21,078,259
JPMorgan Chase & Co.	518,228	24,335,987

		72,526,237

Diversified Telecommunication Services—6.0%
AT&T, Inc.	974,900	31,742,744
Covad Communications Group, Inc. (a) (b)	44,600	66,454
Qwest Communications International, Inc. (a) (b)	1,676,900	14,622,568
Telus Corp. (CAD)	4,700	265,091
Verizon Communications, Inc.	268,000	9,950,840

		56,647,697

Electric Utilities—3.3%
Edison International	376,500	15,677,460
Exelon Corp.	53,600	3,244,944
PPL Corp.	11,700	384,930
TXU Corp.	186,600	11,666,232

		30,973,566

Electrical Equipment—0.0%
ABB, Ltd. (ADR)	16,900	222,742

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (b)	10,100	330,169
Jabil Circuit, Inc.	4,500	128,565

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Molex, Inc. (a)	5,900	$229,923
PerkinElmer, Inc.	5,600	106,008
Symbol Technologies, Inc.	34,500	512,670
Thermo Electron Corp. (b)	18,800	739,404
Vishay Intertechnology, Inc. (b)	13,200	185,328

		2,232,067

Energy Equipment & Services—0.4%
FMC Technologies, Inc. (b)	7,800	418,860
GlobalSantaFe Corp. (a)	6,100	304,939
Halliburton Co.	31,900	907,555
National-Oilwell Varco, Inc. (b)	16,400	960,220
Pride International, Inc. (b)	11,800	323,556
Schlumberger, Ltd.	9,300	576,879
Smith International, Inc. (b)	14,300	554,840

		4,046,849

Food & Staples Retailing—2.8%
BJ’s Wholesale Club, Inc. (b)	197,300	5,757,214
Carrefour S.A. (EUR)	1,600	101,070
CVS Corp.	10,100	324,412
Safeway, Inc. (b)	212,800	6,458,480
The Kroger Co. (b)	592,600	13,712,764
Wal-Mart Stores, Inc.	8,400	414,288

		26,768,228

Food Products—1.1%
General Mills, Inc.	168,600	9,542,760
McCormick & Co., Inc.	7,800	296,244
Nestle S.A. (CHF)	622	216,756
Tyson Foods, Inc. (Class A)	7,000	111,160

		10,166,920

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	34,800	1,582,008
C.R. Bard, Inc.	2,900	217,500
Dionex Corp. (b)	3,000	152,820
Illumina, Inc. (a)	2,900	95,816
IMS Health, Inc.	3,300	87,912
Inverness Medical Innovations, Inc. (a) (b)	5,800	201,608
The Cooper Cos., Inc.	1,000	53,500
Varian Medical Systems, Inc. (b)	2,300	122,797
Varian, Inc. (b)	5,800	266,046
Waters Corp. (b)	12,800	579,584

		3,359,591

Health Care Providers & Services—1.6%
Aetna, Inc.	170,900	6,759,095
Brookdale Senior Living, Inc. (a) (b)	2,600	120,692
Chemed Corp.	2,700	87,102
Emdeon Corp. (b)	9,200	107,732
McKesson Corp. (b)	154,100	8,124,152
Service Corp. International	17,100	159,714
WebMD Health Corp. (a) (b)	1,500	51,510

		15,409,997

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.8%
Domino’s Pizza, Inc.	273,700	$7,020,405
Gaylord Entertainment Co. (a)	4,700	206,095
McDonald’s Corp.	15,500	606,360

		7,832,860

Household Durables—0.1%
D.R. Horton, Inc.	28,900	692,155
Sony Corp. (ADR)	13,400	540,824

		1,232,979

Household Products—0.9%
Colgate-Palmolive Co.	25,200	1,564,920
The Procter & Gamble Co.	117,500	7,282,650

		8,847,570

Independent Power Producers & Energy Traders—2.3%
Mirant Corp. (b)	1,805	49,295
NRG Energy, Inc. (b)	225,900	10,233,270
The AES Corp. (b)	570,300	11,628,417

		21,910,982

Industrial Conglomerates—1.1%
General Electric Co.	258,300	9,117,990
Smiths Group, Plc. (GBP)	13,700	229,696
Textron, Inc.	3,400	297,500
Tyco International, Ltd.	28,400	794,916

		10,440,102

Insurance—13.0%
ACE, Ltd.	241,400	13,211,822
Aflac, Inc.	110,000	5,033,600
Allied World Assurance Holdings, Ltd. (b)	600	24,240
AMBAC Financial Group, Inc.	189,100	15,648,025
American International Group, Inc.	175,900	11,655,134
Aspen Insurance Holdings, Ltd.	66,900	1,728,027
Fidelity National Financial, Inc.	224,500	9,350,425
Genworth Financial, Inc. (Class A)	363,100	12,712,131
Hilb, Rogal & Hamilton Co.	3,800	162,070
Lincoln National Corp.	66,800	4,146,944
MBIA, Inc.	87,700	5,388,288
Münchener Rückversicherungs-Gesellschaft AG (EUR)	1,500	237,070
PartnerRe, Ltd. (a)	11,800	797,326
Platinum Underwriters Holdings, Ltd.	8,200	252,806
Prudential Financial, Inc.	128,600	9,805,750
Scottish Re Group, Ltd. (a)	6,600	71,742
Swiss Reinsurance Co. (CHF)	2,450	187,312
The Chubb Corp.	253,100	13,151,076
The Hartford Financial Services Group, Inc.	146,450	12,704,538
The Navigators Group, Inc. (b)	1,300	62,413
W.R. Berkley Corp.	180,375	6,383,471
XL Capital, Ltd. (Class A)	5,400	370,980

		123,085,190

Security Description	Shares	Value

Internet & Catalog Retail—0.0%
Coldwater Creek, Inc. (a) (b)	9,300	$267,468

Internet Software & Services—0.1%
eBay, Inc. (b)	4,100	116,276
Expedia, Inc. (b)	3,300	51,744
Google, Inc. (Class A) (b)	1,400	562,660

		730,680

IT Services—0.1%
First Data Corp.	7,000	294,000
Infosys Technologies Ltd. (a)	5,200	248,196
Mastercard, Inc. (a)	2,300	161,805
Paychex, Inc.	4,100	151,085
Satyam Computer Services Ltd. (a)	1,300	50,297

		905,383

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (a)	43,100	965,440
Leapfrog Enterprises, Inc.	3,700	29,341

		994,781

Machinery—1.7%
Atlas Copco AB (Series A) (SEK)	2,100	55,203
Caterpillar, Inc.	120,000	7,896,000
Deere & Co.	47,600	3,994,116
Flowserve Corp.	1,800	91,062
Terex Corp. (b)	83,900	3,793,958

		15,830,339

Media—1.6%
CBS Corp. (Class B)	5,000	140,850
Clear Channel Communications, Inc.	9,300	268,305
Clear Channel Outdoor Holdings, Inc. (b)	3,500	71,400
Comcast Corp. (Class A)	16,600	611,710
Lamar Advertising Co. (Class A)	2,100	112,161
News Corp. (Class A)	21,100	414,615
Omnicom Group, Inc.	74,400	6,963,840
The DIRECTV Group, Inc. (b)	285,700	5,622,576
The Walt Disney Co.	30,100	930,391
Univision Communications, Inc. (Class A) (b)	7,600	260,984
Viacom, Inc. (Class B) (b)	3,700	137,566

		15,534,398

Metals & Mining—2.7%
Alcoa, Inc.	251,700	7,057,668
Aleris International, Inc.	3,400	171,836
Allegheny Technologies, Inc.	2,200	136,818
Commercial Metals Co.	148,800	3,025,104
Mittal Steel Co. N.V. (a)	9,400	326,556
Newmont Mining Corp.	18,500	790,875
Nucor Corp.	148,700	7,359,163
Oregon Steel Mills, Inc.	7,000	342,090
United States Steel Corp.	103,900	5,992,952

		25,203,062

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.0%
CMS Energy Corp. (b)	24,700	$356,668

Multiline Retail—2.4%
99 Cents Only Stores (a) (b)	8,800	104,104
Family Dollar Stores, Inc.	7,200	210,528
Federated Department Stores, Inc.	14,900	643,829
J.C. Penney Co., Inc.	99,600	6,811,644
Kohl’s Corp. (b)	7,200	467,424
Lotte Shopping Co. (b)	7,500	131,100
Nordstrom, Inc.	153,700	6,501,510
Saks, Inc. (a) (b)	8,800	152,064
Target Corp.	136,000	7,514,000

		22,536,203

Office Electronics—0.0%
Zebra Technologies Corp. (Class A) (b)	2,800	100,072

Oil, Gas & Consumable Fuels—12.9%
Anadarko Petroleum Corp.	8,300	363,789
Chevron Corp.	14,200	921,012
Consol Energy, Inc. (b)	5,700	180,861
Devon Energy Corp.	227,200	14,347,680
El Paso Corp.	26,900	366,916
EOG Resources, Inc.	3,800	247,190
Exxon Mobil Corp.	808,200	54,230,220
Hess Corp.	3,600	149,112
Hugoton Royalty Trust (a)	500	13,175
Massey Energy Co. (a)	6,000	125,640
Occidental Petroleum Corp.	327,500	15,756,025
OMI Corp. (a)	6,300	136,773
Quicksilver Resources, Inc. (a) (b)	15,500	494,450
Sunoco, Inc.	194,200	12,077,298
Tesoro Corp.	247,200	14,332,656
Ultra Petroleum Corp. (b)	2,700	129,897
Valero Energy Corp.	169,300	8,713,871
XTO Energy, Inc.	5,400	227,502

		122,814,067

Personal Products—0.0%
Alberto-Culver Co. (Class B)	2,300	116,357

Pharmaceuticals—6.4%
Allergan, Inc.	800	90,088
Barr Pharmaceuticals, Inc. (b)	127,500	6,622,350
Bristol-Myers Squibb Co.	21,500	535,780
Endo Pharmaceuticals Holdings, Inc. (b)	170,750	5,557,913
Johnson & Johnson	7,900	513,026
Merck & Co., Inc.	404,900	16,965,310
Pfizer, Inc.	1,044,100	29,610,676
Schering-Plough Corp.	34,900	770,941
Wyeth	9,600	488,064

		61,154,148

Real Estate—1.2%
Annaly Capital Management, Inc. (REIT)	7,300	95,922
Equity Lifestyle Properties, Inc. (REIT)	2,600	118,846

Security Description	Shares	Value

Real Estate—(Continued)
Equity Office Properties Trust (REIT)	6,000	$238,560
Equity Residential (REIT)	168,400	8,517,672
General Growth Properties, Inc. (REIT)	6,100	290,665
Realogy Corp. (b)	103,700	2,351,916

		11,613,581

Road & Rail—0.7%
Norfolk Southern Corp.	153,200	6,748,460

Semiconductors & Semiconductor Equipment—0.1%
Applied Materials, Inc. (a)	7,300	129,429
Intel Corp.	9,000	185,130
Micron Technology, Inc. (b)	10,200	177,480
Samsung Electronics Co., Ltd. (KRW)	300	211,253
Teradyne, Inc. (a) (b)	6,200	81,592

		784,884

Software—0.7%
BEA Systems, Inc. (b)	13,600	206,720
Electronic Arts, Inc. (b)	2,200	122,496
Fair Isaac Corp.	143,200	5,236,824
NAVTEQ, Inc. (b)	2,700	70,497
Symantec Corp. (b)	29,200	621,376

		6,257,913

Specialty Retail—2.5%
Abercrombie & Fitch Co. (Class A)	51,800	3,599,064
Best Buy Co., Inc.	11,700	626,652
Casual Male Retail Group, Inc. (a)	6,300	86,499
Circuit City Stores, Inc.	5,500	138,105
Eddie Bauer Holdings, Inc. (b)	2,800	30,100
Men’s Wearhouse, Inc.	120,100	4,468,921
OfficeMax, Inc.	123,400	5,027,316
Staples, Inc.	11,000	267,630
The Gymboree Corp. (b)	4,600	194,028
The Home Depot, Inc.	257,150	9,326,831
TJX Cos., Inc.	6,100	170,983

		23,936,129

Textiles, Apparel & Luxury Goods—0.0%
Deckers Outdoor Corp. (a) (b)	3,700	175,084
VF Corp.	1,500	109,425

		284,509

Thrifts & Mortgage Finance—3.5%
Countrywide Financial Corp.	354,500	12,421,680
Doral Financial Corp. (a)	19,500	128,505
Federal Home Loan Mortgage Corp.	5,900	391,347
Federal National Mortgage Association	139,200	7,782,672
Golden West Financial Corp.	2,800	216,300
Hudson City Bancorp, Inc.	15,200	201,400
MGIC Investment Corp. (a)	193,000	11,574,210

		32,716,114

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—2.7%
Altria Group, Inc.	330,500	$25,299,775

Trading Companies & Distributors—0.0%
Interline Brands, Inc. (b)	6,600	162,888

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A. de C.V. (b)	3,500	119,000

Wireless Telecommunication Services—0.1%
American Tower Corp. (Class A) (b)	14,000	511,000
Leap Wireless International, Inc. (b)	900	43,641

		554,641

Total Common Stock (Identified Cost $916,485,535)		943,451,902

Short Term Investments—0.9%
Security Description	Face Amount	Value

Repurchase Agreement—0.9%
State Street Corp. Repurchase Agreement dated 9/29/06 at 2.500% to be repurchased at $8,632,798 on 10/2/06, collateralized by $6,560,000 U.S. Treasury Bond 7.625% due 2/15/25 with a value of $8,806,800.	$8,631,000	$8,631,000

Total Short Term Investments (Identified Cost $8,631,000)		8,631,000

Total Investments—100.3% (Identified Cost $925,116,535) (c)		952,082,902
Liabilities in excess of other assets		(2,410,024)

Total Net Assets—100%		$949,672,878

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $16,391,916 and the collateral received consisted of cash in the amount of $16,875,668.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $925,116,535 and the composition of unrealized appreciation and depreciation of investment securities was $44,782,936 and $(17,816,569), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(SEK)—	Swedish Krona

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—94.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Honeywell International, Inc.	254,450	$10,407,005
Raytheon Co.	308,000	14,787,080

		25,194,085

Automobiles—2.4%
Harley-Davidson, Inc.	249,300	15,643,575

Beverages—5.9%
Anheuser-Busch Cos., Inc.	256,900	12,205,319
Diageo, Plc. (ADR)	153,200	10,883,328
InBev NV (EUR)	198,100	10,904,958
The Coca-Cola Co.	94,000	4,199,920

		38,193,525

Building Products—1.8%
Masco Corp.	425,500	11,667,210

Capital Markets—1.3%
The Bank of New York Co., Inc.	240,300	8,472,978

Commercial Banks—2.1%
U.S. Bancorp	414,800	13,779,656

Computers & Peripherals—5.6%
Dell, Inc. (a)	501,500	11,454,260
Hewlett-Packard Co.	358,000	13,135,020
Sun Microsystems, Inc. (a)	2,269,200	11,277,924

		35,867,204

Diversified Consumer Services—1.5%
H&R Block, Inc.	447,000	9,717,780

Diversified Financial Services—4.8%
Citigroup, Inc.	293,700	14,588,079
JPMorgan Chase & Co.	345,600	16,229,376

		30,817,455

Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	278,500	13,735,620

Food Products—3.4%
General Mills, Inc.	201,800	11,421,880
H.J. Heinz Co.	253,750	10,639,738

		22,061,618

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	330,800	15,038,168

Hotels, Restaurants & Leisure—5.7%
McDonald’s Corp.	498,000	19,481,760
Yum! Brands, Inc.	328,300	17,088,015

		36,569,775

Security Description	Shares	Value

Household Durables—5.8%
Fortune Brands, Inc.	160,200	$12,032,622
Pulte Homes, Inc.	394,600	12,571,956
The Black & Decker Corp.	160,600	12,743,610

		37,348,188

Industrial Conglomerates—1.4%
Tyco International, Ltd.	315,000	8,816,850

Insurance—1.8%
Aflac, Inc.	248,700	11,380,512

Internet & Catalog Retail—1.3%
Liberty Media Holding Corp.—Interactive (Class A) (a)	412,225	8,401,146

IT Services—1.9%
First Data Corp.	294,100	12,352,200

Leisure Equipment & Products—0.9%
Mattel, Inc.	285,900	5,632,230

Media—14.4%
Comcast Corp. (Special Class A)	368,400	13,560,804
Discovery Holding Co. (Class A) (a)	129,100	1,866,786
EchoStar Communications Corp. (Class A) (a)	314,300	10,290,182
Gannett Co., Inc.	101,000	5,739,830
Interpublic Group of Cos., Inc.	3,925	38,858
Liberty Media Holding Corp.-Capital (Series A) (a)	82,445	6,889,929
The DIRECTV Group, Inc. (a)	743,572	14,633,497
The Walt Disney Co.	397,700	12,292,907
Time Warner, Inc.	853,200	15,553,836
Viacom, Inc. (Class B) (a)	335,200	12,462,736

		93,329,365

Multiline Retail—2.1%
Kohl’s Corp. (a)	211,200	13,711,104

Office Electronics—1.4%
Xerox Corp.	572,500	8,908,100

Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips	140,887	8,387,003

Pharmaceuticals—5.7%
Abbott Laboratories	283,600	13,771,616
Bristol-Myers Squibb Co.	515,700	12,851,244
Schering-Plough Corp.	450,000	9,940,500

		36,563,360

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	672,200	13,827,154
Texas Instruments, Inc.	342,000	11,371,500

		25,198,654

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—5.7%
Limited Brands, Inc.	430,200	$11,395,998
The Gap, Inc.	644,700	12,217,065
The Home Depot, Inc.	365,200	13,245,804

		36,858,867

Thrifts & Mortgage Finance—3.8%
MGIC Investment Corp.	127,500	7,646,175
Washington Mutual, Inc.	383,100	16,653,357

		24,299,532

Total Common Stock (Identified Cost $493,261,784)		607,945,760

Short Term Investments—5.9%
Security Description	Face Amount	Value

Repurchase Agreement—5.9%
State Street Repurchase Agreement dated 9/29/06 at 1.700% to be repurchased at $38,349,432 on 10/2/06, collateralized by $40,665,000 U.S. Treasury Note 3.500% due 02/15/05 with a value of $39,495,881.	$38,344,000	$38,344,000

Total Short Term Investments (Identified Cost $38,344,000)		38,344,000

Total Investments—100.1% (Identified Cost $531,605,784)		646,289,760
Liabilities in excess of other assets		(608,117)

Total Net Assets—100%		$645,681,643

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $531,605,784 and the composition of unrealized appreciation and depreciation of investment securities was $123,619,862 and $(8,935,886), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—98.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Boeing Co.	311,900	$24,593,315
United Technologies Corp.	435,100	27,563,585

		52,156,900

Beverages—2.7%
PepsiCo, Inc.	529,000	34,522,540

Biotechnology—6.8%
Amgen, Inc. (a)	254,700	18,218,691
Genentech, Inc. (a)	390,700	32,310,890
Gilead Sciences, Inc. (a)	501,300	34,439,310

		84,968,891

Capital Markets—7.3%
Merrill Lynch & Co., Inc.	250,900	19,625,398
The Charles Schwab Corp.	1,306,000	23,377,400
The Goldman Sachs Group, Inc.	103,200	17,458,344
UBS AG	529,000	31,374,990

		91,836,132

Chemicals—0.3%
Monsanto Co.	84,600	3,977,046

Communications Equipment—8.9%
Cisco Systems, Inc. (a)	1,290,800	29,688,400
Corning, Inc. (a)	756,100	18,456,401
Motorola, Inc.	1,097,800	27,445,000
Nokia Corp. (ADR)	640,600	12,613,414
Qualcomm, Inc.	640,500	23,282,175

		111,485,390

Computers & Peripherals—2.4%
Apple Computer, Inc. (a)	396,500	30,542,395

Consumer Finance—2.0%
American Express Co.	458,900	25,735,112

Diversified Financial Services—2.3%
KKR Private Equity Investors, L.P. (144A) (RDU) (a)	425,100	9,033,375
NYSE Group, Inc. (a) (b)	257,400	19,240,650

		28,274,025

Electronic Equipment & Instruments—1.0%
Agilent Technologies, Inc. (a)	397,800	13,004,082

Energy Equipment & Services—2.1%
Schlumberger, Ltd.	425,600	26,399,968

Food & Staples Retailing—1.8%
Whole Foods Market, Inc. (b)	388,000	23,058,840

Health Care Equipment & Supplies—3.5%
Alcon, Inc.	238,600	27,319,700
St. Jude Medical, Inc. (a)	481,800	17,002,722

		44,322,422

Security Description	Shares	Value

Health Care Providers & Services—5.2%
Caremark Rx, Inc.	386,900	$21,925,623
CIGNA Corp.	126,600	14,726,112
WellPoint, Inc. (a)	372,400	28,693,420

		65,345,155

Hotels, Restaurants & Leisure—2.6%
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	43,700	2,170,579
Marriott International, Inc. (Class A)	474,500	18,334,680
Starbucks Corp. (a) (b)	369,400	12,578,070

		33,083,329

Household Products—2.0%
The Procter & Gamble Co.	408,482	25,317,714

Industrial Conglomerates—2.7%
General Electric Co.	948,900	33,496,170

Insurance—2.1%
American International Group, Inc.	392,900	26,033,554

Internet Software & Services—3.2%
Google, Inc. (Class A) (a)	99,700	40,069,430

Media—3.6%
News Corp. (Class A)	649,500	12,762,675
The Walt Disney Co.	1,030,800	31,862,028

		44,624,703

Multiline Retail—3.8%
Federated Department Stores, Inc.	655,000	28,302,550
Target Corp.	354,200	19,569,550

		47,872,100

Oil, Gas & Consumable Fuels—1.3%
Occidental Petroleum Corp.	341,900	16,448,809

Pharmaceuticals—9.9%
Abbott Laboratories	394,900	19,176,344
Novartis AG (ADR)	527,500	30,827,100
Pfizer, Inc.	455,100	12,906,636
Roche Holding AG (ADR)	387,200	33,379,583
Sanofi-Aventis (ADR)	336,400	14,959,708
Wyeth	267,900	13,620,036

		124,869,407

Semiconductors & Semiconductor Equipment—4.5%
Broadcom Corp. (Class A) (a)	608,250	18,454,305
Marvell Technology Group, Ltd. (a)	1,165,500	22,575,735
Texas Instruments, Inc.	463,000	15,394,750

		56,424,790

Software—7.1%
Adobe Systems, Inc.	872,900	32,690,105
Electronic Arts, Inc. (a)	278,300	15,495,744

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Microsoft Corp.	921,200	$25,176,396
SAP AG (ADR)	313,500	15,518,250

		88,880,495

Specialty Retail—0.6%
Williams-Sonoma, Inc. (b)	214,500	6,947,655

Textiles, Apparel & Luxury Goods—3.2%
Coach, Inc. (a)	653,200	22,470,080
Nike, Inc. (Class B)	203,400	17,821,908

		40,291,988

Wireless Telecommunication Services—1.1%
NII Holdings, Inc. (a)	218,300	13,569,528

Total Common Stock (Identified Cost $1,079,230,608)		1,233,558,570

Short Term Investments—1.8%
Security Description	Face Amount	Value

Repurchase Agreement—1.8%
State Street Repurchase Agreement dated 9/29/06 at 3.40% to be repurchased at $5,650,601 on 10/2/06, collateralized by $5,630,000 U.S. Treasury Note 4.875% due 05/15/09 with a value of $5,763,713	$22,470,000	$22,470,000

Total Short Term Investments (Identified Cost $22,470,000)		22,470,000

Total Investments—99.9% (Identified Cost $1,101,700,608) (c)		1,256,028,570
Other assets less liabilities		1,647,380

Total Net Assets—100%		$1,257,675,950

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $26,310,953 and the collateral received consisted of cash in the amount of $26,761,694.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,101,700,608 and the composition of unrealized appreciation and depreciation of investment securities was $173,249,022 and $(18,921,060), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $9,033,375, which is 0.7% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(RDU)—	Restricted Depository Unit

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—99.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co.	339,003	$26,730,387
General Dynamics Corp.	172,040	12,330,107
Goodrich Corp.	53,188	2,155,178
Honeywell International, Inc.	349,252	14,284,407
L-3 Communications Holdings, Inc.	52,469	4,109,897
Lockheed Martin Corp.	151,844	13,067,695
Northrop Grumman Corp.	146,925	10,001,185
Raytheon Co.	191,364	9,187,386
Rockwell Collins, Inc. (a)	73,100	4,008,804
United Technologies Corp.	431,342	27,325,516

		123,200,562

Air Freight & Logistics—0.9%
FedEx Corp.	130,674	14,201,650
United Parcel Service, Inc. (Class B)	461,019	33,165,707

		47,367,357

Airlines—0.1%
Southwest Airlines Co.	335,236	5,585,032

Auto Components—0.1%
Johnson Controls, Inc.	83,402	5,983,259
The Goodyear Tire & Rubber Co. (a)	75,617	1,096,447

		7,079,706

Automobiles—0.4%
Ford Motor Co. (a) (b)	802,189	6,489,709
General Motors Corp. (a)	241,213	8,022,744
Harley-Davidson, Inc.	111,828	7,017,207

		21,529,660

Beverages—2.2%
Anheuser-Busch Cos., Inc.	327,832	15,575,298
Brown-Forman Corp. (Class B)	33,491	2,567,085
Coca-Cola Enterprises, Inc.	117,536	2,448,275
Constellation Brands, Inc. (b)	89,935	2,588,329
Molson Coors Brewing Co.	19,469	1,341,414
Pepsi Bottling Group, Inc.	57,931	2,056,551
PepsiCo, Inc.	703,109	45,884,893
The Coca-Cola Co.	869,110	38,831,835

		111,293,680

Biotechnology—1.3%
Amgen, Inc. (b)	499,211	35,708,563
Biogen Idec, Inc. (b)	146,532	6,547,050
Genzyme Corp. (b)	111,469	7,520,813
Gilead Sciences, Inc. (b)	194,828	13,384,684
MedImmune, Inc. (a) (b)	102,109	2,982,604

		66,143,714

Building Products—0.2%
American Standard Cos., Inc.	74,413	3,123,114
Masco Corp.	169,776	4,655,258

		7,778,372

Security Description	Shares	Value

Capital Markets—3.7%
Ameriprise Financial, Inc.	103,955	$4,875,490
E*TRADE Financial Corp. (b)	182,183	4,357,817
Federated Investors, Inc. (Class B)	38,634	1,306,216
Franklin Resources, Inc.	71,093	7,518,085
Janus Capital Group, Inc.	88,138	1,738,081
Legg Mason, Inc.	55,930	5,641,100
Lehman Brothers Holdings, Inc.	229,104	16,921,621
Mellon Financial Corp.	175,465	6,860,682
Merrill Lynch & Co., Inc.	378,052	29,571,227
Morgan Stanley	457,156	33,331,244
Northern Trust Corp.	79,923	4,669,901
State Street Corp.	141,222	8,812,253
T. Rowe Price Group, Inc.	111,597	5,339,916
The Bank of New York Co., Inc.	325,450	11,475,367
The Bear Stearns Co., Inc.	51,338	7,192,454
The Charles Schwab Corp.	441,020	7,894,258
The Goldman Sachs Group, Inc.	184,105	31,145,043

		188,650,755

Chemicals—1.5%
Air Products & Chemicals, Inc.	93,968	6,236,656
Ashland, Inc.	26,988	1,721,295
E. I. du Pont de Nemours & Co.	393,114	16,841,004
Eastman Chemical Co.	35,083	1,895,184
Ecolab, Inc.	76,191	3,262,499
Hercules, Inc. (b)	48,334	762,227
International Flavours & Fragrances, Inc.	33,641	1,330,165
Monsanto Co.	231,487	10,882,204
PPG Industries, Inc.	70,441	4,725,182
Praxair, Inc.	137,475	8,133,021
Rohm & Haas Co.	61,220	2,898,767
Sigma-Aldrich Corp. (a)	28,307	2,141,991
The Dow Chemical Co.	409,127	15,947,770

		76,777,965

Commercial Banks—4.3%
AmSouth Bancorp.	146,042	4,241,060
BB&T Corp. (a)	229,031	10,026,977
Comerica, Inc.	69,178	3,937,612
Commerce Bancorp, Inc. (a)	79,535	2,919,730
Compass Bancshares, Inc.	55,181	3,144,213
Fifth Third Bancorp	237,924	9,060,146
First Horizon National Corp. (a)	52,859	2,009,171
Huntington Bancshares, Inc. (a)	101,299	2,424,085
KeyCorp.	171,993	6,439,418
M&T Bank Corp. (a)	33,139	3,975,354
Marshall & Ilsley Corp. (a)	108,449	5,225,073
National City Corp.	257,953	9,441,080
North Fork Bancorp, Inc.	198,665	5,689,766
PNC Financial Services Group, Inc.	125,576	9,096,725
Regions Financial Corp.	193,894	7,133,360
SunTrust Banks, Inc.	155,578	12,023,068
Synovus Financial Corp.	138,188	4,058,582
U.S. Bancorp	757,913	25,177,870
Wachovia Corp.	696,949	38,889,754

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	1,436,010	$51,954,842
Zions Bancorp	45,494	3,630,876

		220,498,762

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a) (b)	108,165	1,219,020
Avery Dennison Corp.	40,260	2,422,444
Cintas Corp.	58,240	2,377,939
Equifax, Inc.	54,003	1,982,450
Monster Worldwide, Inc. (b)	54,745	1,981,222
Pitney Bowes, Inc.	94,477	4,191,944
R.R. Donnelley & Sons Co.	92,245	3,040,395
Robert Half International, Inc.	73,058	2,481,780
Waste Management, Inc.	230,503	8,454,850

		28,152,044

Communications Equipment—2.8%
ADC Telecommunications, Inc. (a) (b)	49,995	749,925
Avaya, Inc. (b)	194,882	2,229,450
Ciena Corp. (b)	36,010	981,273
Cisco Systems, Inc. (b)	2,603,424	59,878,752
Comverse Technology, Inc. (a) (b)	86,148	1,847,013
Corning, Inc. (b)	665,194	16,237,386
JDS Uniphase Corp. (a) (b)	718,541	1,573,605
Juniper Networks, Inc. (b)	241,274	4,169,215
Lucent Technologies, Inc. (a) (b)	1,911,434	4,472,756
Motorola, Inc.	1,044,861	26,121,525
Qualcomm, Inc.	704,479	25,607,812
Tellabs, Inc. (b)	190,929	2,092,582

		145,961,294

Computers & Peripherals—3.6%
Apple Computer, Inc. (b)	362,714	27,939,859
Dell, Inc. (b)	968,769	22,126,684
EMC Corp. (b)	980,230	11,743,155
Hewlett-Packard Co.	1,168,077	42,856,745
International Business Machines Corp.	649,015	53,180,289
Lexmark International, Inc. (Class A) (b)	42,771	2,466,176
NCR Corp. (b)	76,849	3,033,999
Network Appliance, Inc. (b)	158,823	5,878,039
QLogic Corp. (b)	67,952	1,284,293
SanDisk Corp. (a) (b)	83,569	4,474,284
Sun Microsystems, Inc. (b)	1,496,585	7,438,027

		182,421,550

Construction & Engineering—0.1%
Fluor Corp.	37,353	2,872,072

Construction Materials—0.1%
Vulcan Materials Co.	41,153	3,220,222

Consumer Finance—0.9%
American Express Co.	518,098	29,054,936
Capital One Financial Corp. (a)	130,553	10,269,299
SLM Corp.	174,868	9,089,639

		48,413,874

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	44,440	$1,797,598
Bemis Co., Inc.	44,709	1,469,138
Pactiv Corp. (b)	58,844	1,672,346
Sealed Air Corp.	34,575	1,871,199
Temple-Inland, Inc.	46,379	1,859,798

		8,670,079

Distributors—0.1%
Genuine Parts Co.	73,057	3,150,948

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a) (b)	59,682	2,938,742
H&R Block, Inc.	137,187	2,982,445

		5,921,187

Diversified Financial Services—5.8%
Bank of America Corp.	1,930,141	103,397,653
Chicago Mercantile Exchange Holdings, Inc.	15,170	7,255,053
CIT Group, Inc.	84,797	4,123,678
Citigroup, Inc.	2,108,432	104,725,817
JPMorgan Chase & Co.	1,480,451	69,521,979
Moody’s Corp.	100,986	6,602,465

		295,626,645

Diversified Telecommunication Services—2.9%
AT&T, Inc.	1,656,470	53,934,663
BellSouth Corp.	774,377	33,104,617
CenturyTel, Inc.	49,645	1,969,417
Citizens Communications Co.	136,824	1,921,009
Embarq Corp.	63,594	3,076,042
Qwest Communications International, Inc. (a) (b)	682,516	5,951,540
Verizon Communications, Inc.	1,236,211	45,900,514
Windstream Corp.	202,186	2,666,831

		148,524,633

Electric Utilities—1.8%
Allegheny Energy, Inc. (b)	70,193	2,819,653
American Electric Power Co., Inc.	168,017	6,110,778
Edison International	138,948	5,785,795
Entergy Corp.	88,858	6,951,361
Exelon Corp.	285,515	17,285,078
FirstEnergy Corp.	140,664	7,857,491
FPL Group, Inc. (a)	172,472	7,761,240
Pinnacle West Capital Corp. (a)	42,424	1,911,201
PPL Corp.	162,478	5,345,526
Progress Energy, Inc. (a)	108,045	4,903,082
The Southern Co. (a)	316,561	10,908,692
TXU Corp.	196,762	12,301,560

		89,941,457

Electrical Equipment—0.5%
American Power Conversion Corp.	72,298	1,587,664
Cooper Industries, Ltd. (Class A)	39,038	3,326,818
Emerson Electric Co.	173,870	14,580,738
Rockwell Automation, Inc.	75,031	4,359,301

		23,854,521

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc. (b)	174,288	$5,697,475
Jabil Circuit, Inc.	78,764	2,250,287
Molex, Inc. (a)	60,312	2,350,359
PerkinElmer, Inc.	53,562	1,013,929
Sanmina-SCI Corp. (b)	227,235	849,859
Solectron Corp. (b)	390,030	1,271,498
Symbol Technologies, Inc.	108,295	1,609,264
Tektronix, Inc.	35,703	1,032,888
Thermo Electron Corp. (b)	67,209	2,643,330

		18,718,889

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	140,288	9,567,642
BJ Services Co.	127,579	3,843,955
Halliburton Co.	439,753	12,510,973
Nabors Industries, Ltd. (b)	134,777	4,009,616
National-Oilwell Varco, Inc. (b)	74,793	4,379,130
Noble Corp.	58,491	3,753,952
Rowan Cos., Inc. (b)	47,080	1,489,140
Schlumberger, Ltd.	504,953	31,322,235
Smith International, Inc. (b)	85,590	3,320,036
Transocean, Inc. (b)	134,367	9,839,695
Weatherford International, Ltd. (b)	147,561	6,156,245

		90,192,619

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	199,574	9,914,836
CVS Corp.	350,309	11,251,925
Safeway, Inc. (b)	189,607	5,754,572
Supervalu, Inc.	90,254	2,676,031
Sysco Corp.	263,782	8,823,508
The Kroger Co. (b)	308,128	7,130,082
Wal-Mart Stores, Inc.	1,048,995	51,736,433
Walgreen Co.	429,882	19,082,462
Whole Foods Market, Inc.	60,209	3,578,221

		119,948,070

Food Products—1.1%
Archer-Daniels-Midland Co.	279,642	10,592,839
Campbell Soup Co. (a)	98,349	3,589,739
ConAgra Foods, Inc.	217,856	5,333,115
Dean Foods Co. (b)	56,924	2,391,946
General Mills, Inc.	150,463	8,516,206
H.J. Heinz Co.	141,366	5,927,476
Hershey Co. (a)	74,899	4,003,352
Kellogg Co.	106,585	5,278,089
McCormick & Co., Inc.	56,226	2,135,463
Sara Lee Corp.	324,173	5,209,460
Tyson Foods, Inc. (Class A)	107,453	1,706,354
Wm. Wrigley Jr., Co. (a)	93,502	4,306,702

		58,990,741

Gas Utilities—0.0%
Nicor, Inc. (a)	18,994	812,183
Peoples Energy Corp. (a)	16,407	666,945

		1,479,128

Security Description	Shares	Value

Health Care Equipment & Supplies—1.8%
Applera Corp.—Applied Biosystems Group	77,721	$2,573,342
Bausch & Lomb, Inc. (b)	22,931	1,149,531
Baxter International, Inc.	278,222	12,647,972
Becton, Dickinson & Co.	104,353	7,374,627
Biomet, Inc.	104,412	3,361,022
Boston Scientific Corp. (b)	502,358	7,429,875
C.R. Bard, Inc.	44,146	3,310,950
Fisher Scientific International, Inc. (b)	53,060	4,151,414
Hospira, Inc. (b)	66,956	2,562,406
IMS Health, Inc. (a)	85,932	2,289,228
Medtronic, Inc. (a)	490,157	22,762,891
Millipore Corp. (a) (b)	22,722	1,392,859
St. Jude Medical, Inc. (b)	150,393	5,307,369
Stryker Corp. (a)	126,571	6,276,656
Waters Corp. (b)	43,691	1,978,328
Zimmer Holdings, Inc. (b)	103,523	6,987,803

		91,556,273

Health Care Providers & Services—2.7%
Aetna, Inc.	233,576	9,237,931
AmerisourceBergen Corp.	85,960	3,885,392
Cardinal Health, Inc.	172,940	11,369,076
Caremark Rx, Inc.	182,062	10,317,454
CIGNA Corp.	47,293	5,501,122
Coventry Health Care, Inc. (b)	67,765	3,491,253
Express Scripts, Inc. (b)	58,745	4,434,660
HCA, Inc.	180,787	9,019,463
Health Management Associates, Inc. (Class A)	102,472	2,141,665
Humana, Inc. (b)	70,395	4,652,406
Laboratory Corp. of America Holdings (b)	53,394	3,501,045
Manor Care, Inc. (a)	31,414	1,642,324
McKesson Corp. (b)	127,655	6,729,972
Medco Health Solutions, Inc. (b)	125,353	7,534,969
Patterson Cos., Inc. (a) (b)	59,259	1,991,695
Quest Diagnostics, Inc. (a)	68,938	4,216,248
Tenet Healthcare Corp. (b)	201,000	1,636,140
UnitedHealth Group, Inc.	574,450	28,262,940
WellPoint, Inc. (b)	264,323	20,366,087

		139,931,842

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	189,773	8,925,024
Darden Restaurants, Inc.	62,308	2,646,221
Harrah’s Entertainment, Inc.	79,245	5,264,245
Hilton Hotels Corp.	164,525	4,582,021
International Game Technology	144,746	6,006,959
Marriott International, Inc. (Class A)	146,534	5,662,074
McDonald’s Corp.	522,989	20,459,330
Starbucks Corp. (b)	322,438	10,979,014
Starwood Hotels & Resorts Worldwide, Inc. (b)	92,888	5,312,265
Wendy’s International, Inc.	50,183	3,362,261
Wyndham Worldwide Corp. (b)	85,448	2,389,981
Yum! Brands, Inc. (a)	115,455	6,009,433

		81,598,828

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.6%
Centex Corp.	50,547	$2,659,783
D.R. Horton, Inc.	116,174	2,782,367
Fortune Brands, Inc.	64,323	4,831,301
Harman International Industries, Inc.	27,795	2,319,215
KB Home (a)	33,492	1,466,950
Leggett & Platt, Inc.	77,044	1,928,411
Lennar Corp. (Class A) (a)	59,027	2,670,972
Newell Rubbermaid, Inc.	118,089	3,344,280
Pulte Homes, Inc. (a)	90,272	2,876,066
Snap-On, Inc. (a)	24,757	1,102,924
The Black & Decker Corp.	31,579	2,505,794
The Stanley Works	34,510	1,720,324
Whirlpool Corp. (a)	33,361	2,805,994

		33,014,381

Household Products—2.2%
Colgate-Palmolive Co.	220,236	13,676,656
Kimberly-Clark Corp.	195,409	12,771,932
The Clorox Co.	64,463	4,061,169
The Procter & Gamble Co.	1,354,071	83,925,321

		114,435,078

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	76,619	4,535,845
Dynegy, Inc. (Class A) (b)	161,303	893,619
The AES Corp. (b)	282,077	5,751,550

		11,181,014

Industrial Conglomerates—4.1%
3M Co.	321,230	23,905,937
General Electric Co.	4,402,577	155,410,968
Textron, Inc.	53,846	4,711,525
Tyco International, Ltd.	859,210	24,049,288

		208,077,718

Insurance—4.8%
ACE, Ltd.	138,681	7,590,011
Aflac, Inc.	211,653	9,685,241
AMBAC Financial Group, Inc.	45,171	3,737,900
American International Group, Inc.	1,108,288	73,435,163
Aon Corp.	134,111	4,542,340
Cincinnati Financial Corp.	73,875	3,550,433
Genworth Financial, Inc. (Class A)	194,043	6,793,445
Lincoln National Corp.	122,452	7,601,820
Loews Corp.	194,935	7,388,037
Marsh & McLennan Cos., Inc.	234,724	6,607,481
MBIA, Inc. (a)	57,470	3,530,957
MetLife, Inc.	323,857	18,356,215
Principal Financial Group, Inc.	114,842	6,233,624
Prudential Financial, Inc.	206,837	15,771,321
Safeco Corp.	49,623	2,924,283
The Allstate Corp.	268,464	16,840,747
The Chubb Corp.	175,197	9,103,236
The Hartford Financial Services Group, Inc.	129,752	11,255,986
The Progressive Corp.	329,330	8,081,758

Security Description	Shares	Value

Insurance—(Continued)
The St. Paul Travelers Cos., Inc.	294,659	$13,816,561
Torchmark Corp.	42,194	2,662,863
UnumProvident Corp. (a)	146,072	2,832,336
XL Capital, Ltd. (Class A)	76,890	5,282,343

		247,624,101

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a) (b)	133,999	4,304,048

Internet Software & Services—1.3%
eBay, Inc. (b)	501,004	14,208,473
Google, Inc. (Class A) (b)	90,861	36,517,036
VeriSign, Inc. (b)	104,543	2,111,769
Yahoo!, Inc. (b)	530,124	13,401,535

		66,238,813

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (b)	50,567	2,622,405
Automatic Data Processing, Inc.	236,933	11,216,408
Computer Sciences Corp. (a) (b)	73,233	3,597,205
Convergys Corp. (b)	59,212	1,222,728
Electronic Data Systems Corp.	220,746	5,412,692
First Data Corp.	326,318	13,705,356
Fiserv, Inc. (b)	74,304	3,498,975
Paychex, Inc.	144,358	5,319,592
Sabre Holdings Corp. (Class A)	56,208	1,314,705
Unisys Corp. (b)	146,607	829,796

		48,739,862

Leisure Equipment & Products—0.2%
Brunswick Corp. (a)	39,545	1,233,409
Eastman Kodak Co. (a)	122,504	2,744,090
Hasbro, Inc.	69,762	1,587,086
Mattel, Inc.	161,206	3,175,758

		8,740,343

Machinery—1.4%
Caterpillar, Inc.	279,655	18,401,299
Cummins, Inc.	22,414	2,672,421
Danaher Corp.	100,911	6,929,558
Deere & Co.	98,598	8,273,358
Dover Corp.	86,797	4,117,650
Eaton Corp.	63,970	4,404,335
Illinois Tool Works, Inc.	179,217	8,046,843
Ingersoll-Rand Co., Ltd. (Class A)	137,213	5,211,350
ITT Industries, Inc.	78,758	4,037,923
Navistar International Corp. (b)	26,310	679,324
PACCAR, Inc.	106,323	6,062,537
Pall Corp.	53,237	1,640,232
Parker-Hannifin Corp.	51,268	3,985,062

		74,461,892

Media—3.4%
CBS Corp. (Class B)	332,916	9,378,244
Clear Channel Communications, Inc.	211,654	6,106,218

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Comcast Corp. (Class A) (a) (b)	892,509	$32,888,957
Dow Jones & Co., Inc. (a)	27,713	929,494
E.W. Scripps Co. (Class A)	35,539	1,703,384
Gannett Co., Inc. (a)	100,806	5,728,805
Interpublic Group of Cos., Inc. (a)	187,989	1,861,091
Meredith Corp.	16,606	819,174
News Corp. (Class A)	996,521	19,581,638
Omnicom Group, Inc.	73,267	6,857,791
The McGraw-Hill Cos., Inc.	150,074	8,708,794
The New York Times Co. (Class A) (a)	61,618	1,415,982
The Walt Disney Co.	891,378	27,552,494
Time Warner, Inc.	1,734,426	31,618,586
Tribune Co. (a)	81,304	2,660,267
Univision Communications, Inc. (Class A) (b)	107,000	3,674,380
Viacom, Inc. (Class B) (b)	302,562	11,249,255

		172,734,554

Metals & Mining—0.8%
Alcoa, Inc.	369,699	10,366,360
Allegheny Technologies, Inc. (a)	42,900	2,667,951
Freeport-McMoRan Copper & Gold, Inc. (Class B)	83,784	4,462,336
Newmont Mining Corp.	191,771	8,198,210
Nucor Corp.	131,488	6,507,341
Phelps Dodge Corp.	86,991	7,368,138
United States Steel Corp.	52,488	3,027,508

		42,597,844

Multi-Utilities—1.4%
Ameren Corp. (a)	87,796	4,634,751
CenterPoint Energy, Inc. (a)	132,958	1,903,959
CMS Energy Corp. (b)	94,500	1,364,580
Consolidated Edison, Inc. (a)	105,110	4,856,082
Dominion Resources, Inc.	150,478	11,510,062
DTE Energy Co. (a)	75,809	3,146,832
Duke Energy Holding Corp.	534,369	16,137,944
KeySpan Corp.	74,642	3,070,772
NiSource, Inc.	116,340	2,529,232
PG&E Corp. (a)	148,439	6,182,484
Public Service Enterprise Group, Inc.	107,352	6,568,869
Sempra Energy	111,399	5,597,800
TECO Energy, Inc.	89,088	1,394,227
Xcel Energy, Inc. (a)	173,131	3,575,155

		72,472,749

Multiline Retail—1.2%
Big Lots, Inc. (a) (b)	46,428	919,739
Dillard’s, Inc. (Class A) (a)	25,783	843,878
Dollar General Corp. (a)	133,040	1,813,335
Family Dollar Stores, Inc.	64,667	1,890,863
Federated Department Stores, Inc.	231,804	10,016,251
J.C. Penney Co., Inc.	95,618	6,539,315
Kohl’s Corp. (b)	139,624	9,064,390
Nordstrom, Inc.	97,402	4,120,105
Sears Holdings Corp. (a) (b)	35,474	5,608,085
Target Corp.	366,205	20,232,826

		61,048,787

Security Description	Shares	Value

Mutual Funds—0.0%
SPDR Trust Series 1 (a)	15,600	$2,083,848

Office Electronics—0.1%
Xerox Corp.	417,176	6,491,259

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	195,948	8,588,401
Apache Corp.	140,410	8,873,912
Chesapeake Energy Corp. (a)	161,369	4,676,474
Chevron Corp.	937,371	60,797,883
ConocoPhillips	702,736	41,833,874
Consol Energy, Inc. (b)	78,193	2,481,064
Devon Energy Corp.	188,094	11,878,136
El Paso Corp. (a)	296,799	4,048,338
EOG Resources, Inc.	103,465	6,730,398
Exxon Mobil Corp.	2,535,331	170,120,697
Hess Corp.	102,886	4,261,538
Kinder Morgan, Inc.	45,691	4,790,701
Marathon Oil Corp.	152,746	11,746,167
Murphy Oil Corp. (a)	79,682	3,788,879
Occidental Petroleum Corp.	367,416	17,676,384
Sunoco, Inc.	55,615	3,458,697
The Williams Cos., Inc.	254,089	6,065,104
Valero Energy Corp.	261,366	13,452,508
XTO Energy, Inc.	155,972	6,571,100

		391,840,255

Paper & Forest Products—0.3%
International Paper Co.	193,875	6,713,891
Louisiana-Pacific Corp.	44,870	842,210
MeadWestvaco Corp. (a)	77,265	2,048,295
Weyerhaeuser Co.	105,018	6,461,758

		16,066,154

Personal Products—0.2%
Alberto-Culver Co. (Class B)	33,282	1,683,736
Avon Products, Inc.	190,919	5,853,577
The Estee Lauder Cos., Inc. (Class A)	55,093	2,221,901

		9,759,214

Pharmaceuticals—6.8%
Abbott Laboratories	651,560	31,639,754
Allergan, Inc.	64,310	7,241,949
Barr Pharmaceuticals, Inc. (b)	45,331	2,354,492
Bristol-Myers Squibb Co.	838,666	20,899,557
Eli Lilly & Co.	419,408	23,906,256
Forest Laboratories, Inc. (b)	135,602	6,862,817
Johnson & Johnson	1,247,427	81,007,909
King Pharmaceuticals, Inc. (b)	103,672	1,765,534
Merck & Co., Inc.	928,048	38,885,211
Mylan Laboratories, Inc.	89,904	1,809,768
Pfizer, Inc.	3,109,567	88,187,320
Schering-Plough Corp.	631,736	13,955,048
Watson Pharmaceuticals, Inc. (b)	43,593	1,140,829
Wyeth	573,880	29,176,059

		348,832,503

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—1.1%
Apartment Investment & Management Co. (REIT) (Class A)	41,525	$2,259,375
Archstone-Smith Trust (REIT)	91,369	4,974,128
Boston Properties, Inc. (REIT)	48,744	5,037,205
Equity Office Properties Trust (REIT)	149,316	5,936,804
Equity Residential (REIT)	124,083	6,276,118
Kimco Realty Corp. (REIT)	92,365	3,959,688
Plum Creek Timber Co., Inc. (REIT)	76,429	2,601,643
ProLogis (REIT)	104,533	5,964,653
Public Storage, Inc. (REIT)	51,713	4,446,801
Realogy Corp. (b)	91,038	2,064,742
Simon Property Group, Inc. (REIT)	94,322	8,547,460
Vornado Realty Trust (REIT)	51,979	5,665,711

		57,734,328

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	154,365	11,336,566
CSX Corp.	189,151	6,209,827
Norfolk Southern Corp.	176,481	7,773,988
Ryder System, Inc.	26,433	1,366,057
Union Pacific Corp.	114,869	10,108,472

		36,794,910

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (b)	207,213	5,149,243
Altera Corp. (b)	153,228	2,816,331
Analog Devices, Inc.	150,479	4,422,578
Applied Materials, Inc. (a)	592,498	10,504,990
Broadcom Corp. (Class A) (b)	199,995	6,067,848
Freescale Semiconductor, Inc. (Class B) (b)	173,006	6,575,958
Intel Corp.	2,459,864	50,599,402
KLA-Tencor Corp.	84,904	3,775,681
Linear Technology Corp.	128,471	3,998,018
LSI Logic Corp. (a) (b)	170,411	1,400,778
Maxim Integrated Products, Inc.	136,764	3,838,965
Micron Technology, Inc. (b)	311,270	5,416,098
National Semiconductor Corp.	126,948	2,987,086
Novellus Systems, Inc. (b)	52,560	1,453,810
NVIDIA Corp. (b)	150,335	4,448,413
PMC-Sierra, Inc. (a) (b)	89,129	529,426
Teradyne, Inc. (a) (b)	84,018	1,105,677
Texas Instruments, Inc.	653,598	21,732,134
Xilinx, Inc.	144,944	3,181,521

		140,003,957

Software—3.5%
Adobe Systems, Inc. (b)	247,001	9,250,187
Autodesk, Inc. (b)	98,812	3,436,681
BMC Software, Inc. (b)	87,413	2,379,382
CA, Inc. (a)	188,837	4,473,549
Citrix Systems, Inc. (b)	78,388	2,838,429
Compuware Corp. (b)	158,868	1,237,582
Electronic Arts, Inc. (b)	130,783	7,281,997
Intuit, Inc. (b)	145,722	4,676,219
Microsoft Corp.	3,683,482	100,669,563
Novell, Inc. (b)	144,577	884,811

Security Description	Shares	Value

Software—(Continued)
Oracle Corp. (b)	1,720,162	$30,515,674
Parametric Technology Corp.	47,613	831,323
Symantec Corp. (b)	421,857	8,977,117

		177,452,514

Specialty Retail—2.0%
AutoNation, Inc. (a) (b)	65,399	1,366,839
AutoZone, Inc. (b)	22,496	2,323,837
Bed Bath & Beyond, Inc. (b)	120,360	4,604,974
Best Buy Co., Inc.	173,390	9,286,768
Circuit City Stores, Inc.	60,128	1,509,814
Limited Brands, Inc.	144,855	3,837,209
Lowe’s Cos., Inc.	651,611	18,284,205
Office Depot, Inc. (b)	120,808	4,796,078
OfficeMax, Inc. (a)	31,642	1,289,095
RadioShack Corp. (a)	57,875	1,116,988
Staples, Inc.	309,827	7,538,091
The Gap, Inc.	229,664	4,352,133
The Home Depot, Inc.	880,248	31,926,595
The Sherwin-Williams Co.	48,057	2,680,619
Tiffany & Co.	58,915	1,955,978
TJX Cos., Inc.	191,696	5,373,239

		102,242,462

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (b)	156,029	5,367,398
Jones Apparel Group, Inc.	48,116	1,560,883
Liz Claiborne, Inc.	44,000	1,738,440
Nike, Inc. (Class B)	81,689	7,157,590
VF Corp.	37,844	2,760,720

		18,585,031

Thrifts & Mortgage Finance—1.6%
Countrywide Financial Corp.	261,005	9,145,615
Federal Home Loan Mortgage Corp.	294,689	19,546,721
Federal National Mortgage Association	412,780	23,078,530
Golden West Financial Corp.	113,356	8,756,751
MGIC Investment Corp. (a)	36,020	2,160,119
Sovereign Bancorp, Inc.	152,941	3,289,761
Washington Mutual, Inc.	410,896	17,861,649

		83,839,146

Tobacco—1.5%
Altria Group, Inc.	892,791	68,343,151
Reynolds American, Inc. (a)	73,104	4,530,255
UST, Inc. (a)	68,587	3,760,625

		76,634,031

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc. (a)	32,109	2,151,945

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	165,530	9,186,915
Sprint Nextel Corp.	1,274,040	21,849,786

		31,036,701

Total Common Stock (Identified Cost $4,070,615,845)		5,132,271,923

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—0.2%

Security Description	Face Amount	Value

Discount Notes—0.2%
Federal Home Loan Bank 4.796%, 10/02/06	$2,700,000	$2,699,655
5.122%, 10/11/06 (a)	4,000,000	3,994,400
Federal National Mortgage Association 5.180%, 11/08/06	3,000,000	2,983,628
Total Short Term Investments (Identified Cost $9,677,683)		9,677,683

Total Investments—100.1% (Identified Cost $4,080,293,528) (c)		5,141,949,606
Liabilities in excess of other assets		(2,795,302)

Total Net Assets—100%		$5,139,154,304

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $153,874,395 and the collateral received consisted of cash in the amount of $158,476,502.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $4,080,293,528 and the composition of unrealized appreciation and depreciation of investment securities was $1,465,182,044 and $(403,525,966), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2006	Net Unrealized Appreciation
S&P 500 Index Futures	12/14/2006	15	$4,927,200	$5,045,250	$118,050

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—98.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
General Dynamics Corp.	42,600	$3,053,142

Airlines—0.7%
Southwest Airlines Co.	260,600	4,341,596

Beverages—1.2%
InBev NV (EUR)	28,000	1,543,774
PepsiCo, Inc.	90,300	5,892,978

		7,436,752

Biotechnology—3.9%
Amgen, Inc. (a)	131,600	9,413,348
Celgene Corp. (a)	72,900	3,156,570
Genentech, Inc. (a)	72,500	5,995,750
Gilead Sciences, Inc. (a)	81,200	5,578,440

		24,144,108

Capital Markets—9.4%
E*TRADE Financial Corp. (a)	212,300	5,078,216
Franklin Resources, Inc.	44,100	4,663,575
Legg Mason, Inc.	52,100	5,254,806
Morgan Stanley	75,900	5,533,869
Northern Trust Corp.	78,800	4,604,284
State Street Corp.	116,700	7,282,080
TD Ameritrade Holding Corp.	136,200	2,567,370
The Charles Schwab Corp.	259,300	4,641,470
The Goldman Sachs Group, Inc.	28,000	4,736,760
UBS AG (CHF)	230,600	13,775,379

		58,137,809

Chemicals—0.6%
Monsanto Co.	74,400	3,497,544

Commercial Banks—2.2%
Anglo Irish Bank Corp., Plc. (EUR)	70,400	1,155,832
Anglo Irish Bank Corp., Plc. (London Listed Shares) (EUR)	214,300	3,518,896
Erste Bank der oesterreichischen Sparkassen AG (EUR)	76,500	4,760,701
UniCredito Italiano S.p.A. (EUR)	515,500	4,274,882

		13,710,311

Communications Equipment—3.4%
Cisco Systems, Inc. (a)	292,800	6,734,400
Corning, Inc. (a)	144,600	3,529,686
Juniper Networks, Inc. (a)	281,600	4,866,048
Nokia Oyj (EUR)	39,200	771,698
Qualcomm, Inc.	32,000	1,163,200
Telefonaktiebolaget LM Ericsson (Class B) (SEK)	1,067,900	3,687,384

		20,752,416

Computers & Peripherals—1.8%
Apple Computer, Inc. (a)	66,500	5,122,495
Dell, Inc. (a)	110,600	2,526,104
EMC Corp. (a)	285,300	3,417,894

		11,066,493

Security Description	Shares	Value

Consumer Finance—3.4%
American Express Co.	188,100	$10,548,648
SLM Corp.	199,500	10,370,010

		20,918,658

Diversified Financial Services—1.7%
Citigroup, Inc.	212,215	10,540,719

Diversified Telecommunication Services—0.7%
Telus Corp.	71,800	4,018,646

Energy Equipment & Services—3.0%
Baker Hughes, Inc.	99,900	6,813,180
Schlumberger, Ltd.	193,900	12,027,617

		18,840,797

Food & Staples Retailing—3.4%
Sysco Corp.	72,000	2,408,400
Wal-Mart de Mexico S.A. de CV (ADR)	48,100	1,635,588
Wal-Mart Stores, Inc.	232,400	11,461,968
Walgreen Co.	91,900	4,079,441
Whole Foods Market, Inc.	27,300	1,622,439

		21,207,836

Health Care Equipment & Supplies—2.8%
Medtronic, Inc.	148,500	6,896,340
St. Jude Medical, Inc. (a)	61,000	2,152,690
Stryker Corp.	74,300	3,684,537
Zimmer Holdings, Inc. (a)	69,400	4,684,500

		17,418,067

Health Care Providers & Services—7.6%
Aetna, Inc.	96,000	3,796,800
Caremark Rx, Inc.	171,800	9,735,906
Humana, Inc. (a)	70,200	4,639,518
Medco Health Solutions, Inc. (a)	66,500	3,997,315
Quest Diagnostics, Inc.	55,700	3,406,612
UnitedHealth Group, Inc.	310,200	15,261,840
WellPoint, Inc. (a)	82,400	6,348,920

		47,186,911

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	69,000	3,245,070
International Game Technology	83,400	3,461,100
MGM MIRAGE (a)	72,500	2,863,025
Wynn Resorts, Ltd. (a)	56,500	3,842,565

		13,411,760

Household Durables—1.8%
Garmin, Ltd.	38,500	1,878,030
Harman International Industries, Inc.	59,700	4,981,368
Lennar Corp. (Class A)	98,100	4,439,025

		11,298,423

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.7%
Reckitt Benckiser, Plc. (GBP)	83,700	$3,465,379
The Procter & Gamble Co.	110,605	6,855,298

		10,320,677

Industrial Conglomerates—4.9%
General Electric Co.	735,000	25,945,500
Tyco International, Ltd.	151,500	4,240,485

		30,185,985

Insurance—3.2%
American International Group, Inc.	152,000	10,071,520
Prudential Financial, Inc.	74,200	5,657,750
The Hartford Financial Services Group, Inc.	49,400	4,285,450

		20,014,720

Internet & Catalog Retail—1.2%
Amazon.com, Inc. (a)	101,500	3,260,180
Liberty Media Holding Corp.—Interactive (Class A) (a)	191,453	3,901,812

		7,161,992

Internet Software & Services—2.9%
eBay, Inc. (a)	74,500	2,112,820
Google, Inc. (Class A) (a)	20,800	8,359,520
Yahoo!, Inc. (a)	302,600	7,649,728

		18,122,068

IT Services—3.6%
Accenture, Ltd. (Class A)	324,700	10,296,237
Affiliated Computer Services, Inc. (Class A) (a)	43,800	2,271,468
Automatic Data Processing, Inc.	161,700	7,654,878
First Data Corp.	49,000	2,058,000

		22,280,583

Machinery—2.3%
Danaher Corp.	145,400	9,984,618
Deere & Co.	37,200	3,121,452
Joy Global, Inc.	23,200	874,561

		13,980,631

Media—3.2%
EchoStar Communications Corp. (Class A) (a)	67,100	2,196,854
Grupo Televisa S.A. (ADR)	159,100	3,382,466
Liberty Media Holding Corp.—Capital (Series A) (a)	55,290	4,620,585
Rogers Communications, Inc. (Class B)	97,900	5,371,773
Viacom, Inc. (Class B) (a)	119,200	4,431,856

		20,003,534

Metals & Mining—0.8%
BHP Billiton, Ltd. (AUD)	266,300	5,049,010

Multiline Retail—2.7%
Kohl’s Corp. (a)	156,000	10,127,520
Target Corp.	113,400	6,265,350

		16,392,870

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.3%
EOG Resources, Inc.	42,300	$2,751,615
Exxon Mobil Corp.	101,516	6,811,724
Murphy Oil Corp.	70,100	3,333,255
Total S.A. (EUR)	112,400	7,410,531

		20,307,125

Pharmaceuticals—3.7%
Eli Lilly & Co.	32,700	1,855,635
Novartis AG (CHF)	111,200	6,486,089
Pfizer, Inc.	68,763	1,950,119
Roche Holding AG (CHF)	37,200	6,435,193
Sepracor, Inc. (a)	56,400	2,732,016
Wyeth	64,800	3,294,432

		22,753,484

Semiconductors & Semiconductor Equipment—5.2%
Analog Devices, Inc.	130,900	3,847,151
Applied Materials, Inc.	241,600	4,283,568
Intel Corp.	102,200	2,102,254
Marvell Technology Group, Ltd. (a)	336,300	6,514,131
Maxim Integrated Products, Inc.	189,500	5,319,265
Samsung Electronics Co., Ltd. (KRW)	3,422	2,409,691
Texas Instruments, Inc.	85,400	2,839,550
Xilinx, Inc.	219,800	4,824,610

		32,140,220

Software—4.0%
Adobe Systems, Inc. (a)	94,400	3,535,280
Amdocs, Ltd. (a)	123,000	4,870,800
Intuit, Inc. (a)	84,400	2,708,396
Microsoft Corp.	385,500	10,535,715
Oracle Corp. (a)	170,700	3,028,218

		24,678,409

Specialty Retail—1.9%
Best Buy Co., Inc.	34,300	1,837,108
PETsMART, Inc.	149,800	4,156,950
The Home Depot, Inc.	152,550	5,532,989

		11,527,047

Textiles, Apparel & Luxury Goods—0.5%
Nike, Inc. (Class B)	38,000	3,329,560

Thrifts & Mortgage Finance—0.5%
Countrywide Financial Corp.	94,400	3,307,776

Trading Companies & Distributors—0.1%
Fastenal Co.	18,500	713,545

Wireless Telecommunication Services—2.1%
América Movil S.A. de C.V. (ADR)	165,100	6,499,987
Crown Castle International Corp. (a)	191,400	6,744,936

		13,244,923

Total Common Stock (Identified Cost $554,962,415)		606,496,147

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—2.9%

Security Description	Shares	Value

Mutual Funds—2.9%
T. Rowe Price Reserve Investment Fund	17,609,735	$17,609,735

Total Short Term Investments (Identified Cost $17,609,735)		17,609,735

Total Investments—101.0% (Identified Cost $572,572,150) (b)		624,105,882
Liabilities in excess of other assets		(6,078,449)

Total Net Assets—100%		$618,027,433

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $572,572,150 and the composition of unrealized appreciation and depreciation of investment securities was $64,047,224 and $(12,513,492), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(KRW)—	South Korean Won
(SEK)—	Swedish Krona

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Metropolitan Series Fund, Inc.—Capital Guardian U.S. Equity Portfolio, (Class A)	24,208,026	$309,136,491
Metropolitan Series Fund, Inc.—FI Value Leaders Portfolio, (Class A)	1,530,331	299,455,169
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	26,156,540	318,325,092
Total Mutual Funds (Identified Cost $734,617,095)		926,916,752

Total Investments—100.0% (Identified Cost $734,617,095) (a)		926,916,752
Liabilities in excess of other assets		(108,924)

Total Net Assets—100%		$926,807,828

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $734,617,095 and the unrealized appreciation of investment securities was $192,299,657.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Goodrich Corp.	512,600	$20,770,552
Precision Castparts Corp.	96,280	6,081,045

		26,851,597

Biotechnology—0.8%
Martek Biosciences Corp. (a) (b)	430,400	9,257,904

Capital Markets—3.3%
Greenhill & Co., Inc. (a)	107,000	7,171,140
Investors Financial Services Corp. (a)	304,760	13,129,061
T. Rowe Price Group, Inc.	377,600	18,068,160

		38,368,361

Chemicals—2.8%
Air Products & Chemicals, Inc.	214,400	14,229,728
Airgas, Inc.	500,100	18,088,617

		32,318,345

Commercial Services & Supplies—3.0%
IHS, Inc.	357,400	11,465,392
Stericycle, Inc. (a) (b)	158,900	11,089,631
The Corporate Executive Board Co.	140,230	12,608,079

		35,163,102

Communications Equipment—4.9%
Comverse Technology, Inc. (b)	262,400	5,625,856
Foundry Networks, Inc. (b)	701,600	9,226,040
Harris Corp.	586,020	26,072,030
Polycom, Inc. (b)	646,000	15,846,380

		56,770,306

Diversified Consumer Services—1.0%
Laureate Education, Inc. (a) (b)	246,400	11,792,704

Diversified Financial Services—1.8%
Chicago Mercantile Exchange Holdings, Inc.	43,430	20,770,398

Electrical Equipment—1.7%
AMETEK, Inc.	461,200	20,085,260

Electronic Equipment & Instruments—5.6%
Amphenol Corp. (Class A)	349,800	21,663,114
Cogent, Inc. (a) (b)	663,600	9,111,228
FLIR Systems, Inc. (a) (b)	722,800	19,631,248
Ingram Micro, Inc.	730,500	13,996,380

		64,401,970

Energy Equipment & Services—4.2%
Acergy S.A. (ADR) (a) (b)	638,200	10,894,074
ENSCO International, Inc.	364,100	15,958,503
GlobalSantaFe Corp.	220,720	11,033,793
Grant Prideco, Inc. (b)	283,700	10,789,111

		48,675,481

Security Description	Shares	Value

Gas Utilities—0.5%
Questar Corp.	65,800	$5,380,466

Health Care Equipment & Supplies—6.0%
Advanced Medical Optics, Inc. (a) (b)	418,320	16,544,556
DENTSPLY International, Inc.	192,780	5,804,606
Fisher Scientific International, Inc. (b)	291,900	22,838,256
Varian Medical Systems, Inc. (b)	448,800	23,961,432

		69,148,850

Health Care Providers & Services—7.3%
Caremark Rx, Inc.	456,400	25,864,188
Community Health Systems, Inc. (b)	375,200	14,013,720
Coventry Health Care, Inc. (b)	221,200	11,396,224
LifePoint Hospitals, Inc. (b)	213,300	7,533,756
Medco Health Solutions, Inc. (b)	243,500	14,636,785
Omnicare, Inc. (a)	261,800	11,280,962

		84,725,635

Hotels, Restaurants & Leisure—6.3%
Hilton Hotels Corp.	474,600	13,217,610
International Game Technology	167,840	6,965,360
Orient-Express Hotels, Ltd. (Class A) (a)	356,000	13,307,280
Ruby Tuesday, Inc. (a)	444,700	12,536,093
Scientific Games Corp. (a) (b)	563,400	17,916,120
Station Casinos, Inc. (a)	152,920	8,843,364

		72,785,827

Household Durables—1.1%
Fortune Brands, Inc.	165,600	12,438,216

Insurance—0.7%
AXIS Capital Holdings, Ltd.	225,900	7,836,471

IT Services—7.1%
Alliance Data Systems Co. (a) (b)	308,310	17,015,629
CACI International, Inc. (Class A) (b)	368,800	20,287,688
Ceridian Corp. (b)	1,094,900	24,481,964
CheckFree Corp. (b)	195,030	8,058,640
Verifone Holdings, Inc. (a)	437,300	12,484,915

		82,328,836

Machinery—4.8%
IDEX Corp.	492,000	21,180,600
Joy Global, Inc.	246,100	9,255,821
Mueller Water Products, Inc. (a)	785,200	11,471,772
Oshkosh Truck Corp.	266,300	13,440,161

		55,348,354

Media—1.8%
CKX, Inc. (a)	778,800	9,696,060
Univision Communications, Inc. (Class A) (a) (b)	338,600	11,627,524

		21,323,584

Metals & Mining—0.8%
Century Aluminum Co. (a)	289,700	9,748,405

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—6.2%
Chesapeake Energy Corp. (a)	319,800	$9,267,804
Consol Energy, Inc. (a) (b)	524,300	16,636,039
EOG Resources, Inc.	248,400	16,158,420
Massey Energy Co. (a)	663,800	13,899,972
Newfield Exploration Co. (b)	416,639	16,057,267

		72,019,502

Paper & Forest Products—0.1%
Aracruz Celulose S.A. (a)	22,060	1,097,926

Personal Products—0.0%
Bare Escentuals, Inc.	21,300	468,600

Pharmaceuticals—3.1%
Endo Pharmaceuticals Holdings, Inc. (b)	483,700	15,744,435
Shire, Plc. (ADR)	413,200	20,407,948

		36,152,383

Road & Rail—1.3%
Landstar System, Inc.	338,300	14,445,410

Semiconductors & Semiconductor Equipment—5.2%
Freescale Semiconductor, Inc. (Class B) (b)	609,100	23,151,891
Integrated Device Technology, Inc. (b)	631,500	10,141,890
KLA-Tencor Corp.	31,810	1,414,591
Lam Research Corp. (b)	321,900	14,591,727
PMC-Sierra, Inc. (a) (b)	1,838,790	10,922,413

		60,222,512

Software—5.6%
Activision, Inc. (b)	263,400	3,977,340
Adobe Systems, Inc. (b)	532,540	19,943,623
Amdocs, Ltd. (b)	830,950	32,905,620
Transaction Systems Architects, Inc. (Class A) (b)	241,100	8,274,552

		65,101,135

Specialty Retail—6.9%
Abercrombie & Fitch Co. (Class A)	111,900	7,774,812
Advance Auto Parts, Inc.	177,500	5,846,850
Dick’s Sporting Goods, Inc. (a) (b)	227,500	10,355,800
GameStop Corp. (Class A) (a) (b)	438,100	20,275,268
Staples, Inc.	511,249	12,438,688
TJX Cos., Inc.	826,200	23,158,383

		79,849,801

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc. (b)	376,400	12,948,160

Wireless Telecommunication Services—1.3%
American Tower Corp. (Class A) (b)	413,227	15,082,786

Total Common Stock (Identified Cost $1,023,722,297)		1,142,908,287

Short Term Investments—1.7%
Security Description	Face Amount	Value

Discount Notes—1.7%
Federal Home Loan Bank 4.796%, 10/02/06	$19,700,000	$19,697,592

Total Short Term Investments (Identified Cost $19,697,592)		19,697,592

Total Investments—100.3% (Identified Cost $1,043,419,889) (c)		1,162,605,879
Liabilities in excess of other assets		(3,775,373)

Total Net Assets—100%		$1,158,830,506

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $168,612,448 and the collateral received consisted of cash in the amount of $172,710,382 and securities with a market value of $406,290.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,043,419,889 and the composition of unrealized appreciation and depreciation of investment securities was $174,572,386 and $(55,386,396), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—92.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Argon, Inc. (a) (b)	231,880	$5,558,164

Beverages—3.9%
Coca Cola Hellenic Bottling Co. S.A. (ADR)	26,100	896,274
Constellation Brands, Inc. (b)	189,894	5,465,149
Cott Corp.	6,700	115,039
Cott Corp. (CAD)	411,400	7,046,037
Molson Coors Brewing Co.	293,279	20,206,923
Pepsi Bottling Group, Inc.	144,800	5,140,400

		38,869,822

Biotechnology—0.4%
Neurocrine Biosciences, Inc. (a) (b)	399,528	4,294,926

Capital Markets—3.3%
Greenhill & Co., Inc. (a)	44,900	3,009,198
IntercontinentalExchange, Inc. (b)	172,300	12,934,561
Jefferies Group, Inc. (a)	137,600	3,921,600
Lazard, Ltd. (a) (b)	258,300	10,326,834
Thomas Weisel Partners Group, Inc. (a)	171,500	2,752,575

		32,944,768

Chemicals—3.3%
Mosaic Co. (a) (b)	563,780	9,527,882
Potash Corp. of Saskatchewan, Inc.	140,230	14,610,564
Potash Corp. of Saskatchewan, Inc. (CAD)	83,870	8,725,428

		32,863,874

Commercial Services & Supplies—1.9%
FTI Consulting, Inc.	49,210	1,233,203
Global Cash Access, Inc. (b)	449,100	6,776,919
Knoll, Inc. (b)	549,000	11,089,800

		19,099,922

Communications Equipment—7.3%
Adtran, Inc.	40,225	958,964
Alcatel S.A. (a)	1,183,300	14,412,594
Harris Corp.	398,400	17,724,816
Juniper Networks, Inc. (b)	696,900	12,042,432
Lucent Technologies, Inc. (b)	4,292,625	10,044,743
Nokia Corp. (ADR)	872,200	17,173,618

		72,357,167

Construction & Engineering—2.3%
Fluor Corp.	176,847	13,597,766
Quanta Services, Inc. (a) (b)	560,100	9,443,286

		23,041,052

Diversified Consumer Services—4.1%
DeVry, Inc. (a) (b)	945,300	20,106,531
Weight Watchers International, Inc.	458,700	20,338,758

		40,445,289

Security Description	Shares	Value

Diversified Telecommunication Services—6.8%
AT&T, Inc.	1,567,708	$51,044,572
Global Crossing, Ltd. (a)	343,700	7,045,850
Level 3 Communications, Inc.	482,300	2,580,305
Philippine Long Distance Telephone Co. (ADR) (a) (b)	158,800	6,917,328

		67,588,055

Electrical Equipment—0.1%
ABB, Ltd. (ADR)	80,200	1,057,036

Energy Equipment & Services—4.0%
FMC Technologies, Inc. (b)	170,500	9,155,850
National-Oilwell Varco, Inc. (b)	246,444	14,429,296
SEACOR Holdings, Inc. (b)	191,500	15,798,750

		39,383,896

Food & Staples Retailing—3.1%
Safeway, Inc. (a) (b)	1,023,710	31,069,599

Gas Utilities—0.9%
Questar Corp.	110,500	9,035,585

Health Care Equipment & Supplies—4.3%
Advanced Medical Optics, Inc. (a) (b)	398,000	15,740,900
Biosite, Inc. (a)	127,145	5,877,913
Cytyc Corp. (b)	409,495	10,024,438
IMS Health, Inc.	180,600	4,811,184
Millipore Corp. (b)	104,600	6,411,980
Zimmer Holdings, Inc. (b)	1,900	128,250

		42,994,665

Health Care Providers & Services—1.1%
Omnicare, Inc.	112,375	4,842,239
Service Corp. International	617,600	5,768,384

		10,610,623

Hotels, Restaurants & Leisure—2.5%
International Game Technology	318,000	13,197,000
Las Vegas Sands Corp. (b)	814	55,637
Shuffle Master, Inc. (a) (b)	440,235	11,890,747
The Cheesecake Factory, Inc. (b)	4,000	108,760
Wynn Resorts, Ltd. (a) (b)	1,542	104,871

		25,357,015

Household Durables—6.3%
Harman International Industries, Inc.	649,099	54,160,821
Nintendo Co., Ltd. (JPY)	43,900	9,075,888

		63,236,709

Industrial Conglomerates—1.7%
Mcdermott International, Inc.	407,850	17,048,130

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—3.1%
AXIS Capital Holdings, Ltd.	226,000	$7,839,940
Everest Re Group, Ltd.	181,600	17,711,448
XL Capital, Ltd. (Class A)	76,700	5,269,290

		30,820,678

Internet Software & Services—1.0%
Arbinet Thexchange, Inc. (a)	184,442	962,787
Openwave Systems, Inc. (a) (b)	968,203	9,062,380

		10,025,167

IT Services—3.0%
First Data Corp.	447,600	18,799,200
MoneyGram International, Inc.	257,250	7,475,685
The Western Union Co.	200,500	3,835,565

		30,110,450

Leisure Equipment & Products—0.0%
Aruze Corp. (JPY)	2,200	40,946

Machinery—3.6%
Deere & Co.	170,058	14,269,567
Flowserve Corp.	420,202	21,258,019

		35,527,586

Marine—0.6%
Horizon Lines, Inc. (a)	368,700	6,157,290

Media—0.6%
The Walt Disney Co.	184,030	5,688,367
Warner Music Group Corp.	4,500	116,775

		5,805,142

Metals & Mining—2.0%
AngloGold Ashanti, Ltd. (a)	18,900	713,286
Novelis, Inc.	305,762	7,824,450
Novelis, Inc. (CAD)	459,900	11,802,670

		20,340,406

Multiline Retail—1.8%
Federated Department Stores, Inc.	403,400	17,430,914

Oil, Gas & Consumable Fuels—4.7%
Consol Energy, Inc. (b)	65,000	2,062,374
EOG Resources, Inc.	78,700	5,119,435
EXCO Resources, Inc. (b)	515,700	6,399,837
Goodrich Petroleum Corp. (a) (b)	125,712	3,786,445
Noble Energy, Inc.	193,700	8,830,783
Peabody Energy Corp. (a)	68,300	2,504,723
Tesoro Corp.	153,500	8,899,930
Ultra Petroleum Corp. (b)	83,100	3,997,941
XTO Energy, Inc.	123,400	5,198,842

		46,800,310

Security Description	Shares	Value

Personal Products—1.3%
Avon Products, Inc.	415,300	$12,733,098

Pharmaceuticals—1.6%
Allergan, Inc.	97,700	11,001,997
Medicis Pharmaceutical Corp. (Class A) (a)	167,650	5,423,478

		16,425,475

Real Estate—0.5%
Equity Residential (REIT)	43,800	2,215,404
Sinochem Hong Kong Holdings, Ltd. (HKD)	7,580,200	2,714,612

		4,930,016

Software—3.2%
Activision, Inc. (b)	245,800	3,711,580
Electronic Arts, Inc. (b)	513,600	28,597,248

		32,308,828

Specialty Retail—3.3%
Asbury Automotive Group, Inc.	235,702	4,855,461
GameStop Corp. (Class A) (a) (b)	414,767	19,195,417
TJX Cos., Inc.	325,900	9,134,977
Urban Outfitters, Inc. (b)	5,494	97,189

		33,283,044

Textiles, Apparel & Luxury Goods—0.8%
Phillips-Van Heusen Corp.	179,500	7,497,715

Wireless Telecommunication Services—3.4%
American Tower Corp. (Class A) (b)	514,400	18,775,600
MTN Group, Ltd. (ZAR)	61,500	499,288
Sprint Nextel Corp.	864,658	14,828,885

		34,103,773

Total Common Stock (Identified Cost $877,342,421)		921,197,135

Short Term Investments—9.4%
Security Description	Face Amount	Value

Repurchase Agreement—9.4%
State Street Repurchase Agreement dated 09/29/06 at 1.700% to be repurchased at $93,708,273 on 10/2/06, collateralized by $96,030,000 U.S. Treasury Note 4.375% due 12/31/07 with a value of $96,510,150.	$93,695,000	93,695,000

Total Short Term Investments (Identified Cost $93,695,000)		93,695,000

Total Investments—101.8% (Identified Cost $971,037,421) (c)		1,014,892,135
Liabilities in excess of other assets		(18,424,819)

Total Net Assets—100%		$996,467,316

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $120,357,429 and the collateral received consisted of cash in the amount of $123,770,334.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $971,037,421 and the composition of unrealized appreciation and depreciation of investment securities was $87,039,700 and $(43,184,986), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CAD)—	Canadian Dollar
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(ZAR)—	South African Rand

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—92.8% of Total Net Assets

Security Description	Shares	Value

Beverages—2.3%
Molson Coors Brewing Co. (a)	683,000	$47,058,700

Capital Markets—3.4%
Morgan Stanley	967,000	70,503,970

Chemicals—2.7%
Huntsman Corp. (b)	200,800	3,654,560
International Flavours & Fragrances, Inc.	1,307,000	51,678,780

		55,333,340

Commercial Services & Supplies—1.2%
The Dun & Bradstreet Corp. (b)	333,400	25,001,666

Diversified Consumer Services—2.0%
H&R Block, Inc.	1,909,600	41,514,704

Electronic Equipment & Instruments—4.3%
CDW Corp. (a)	1,432,000	88,325,760

Food Products—1.7%
Smithfield Foods, Inc. (b)	1,255,000	33,910,100

Health Care Equipment & Supplies—2.5%
Bausch & Lomb, Inc. (a)	1,000,400	50,150,052

Health Care Providers & Services—3.3%
Omnicare, Inc. (a)	1,522,800	65,617,452
Tenet Healthcare Corp. (b)	354,600	2,886,444

		68,503,896

Hotels, Restaurants & Leisure—10.7%
Harrah’s Entertainment, Inc.	819,200	54,419,456
McDonald’s Corp.	2,042,000	79,883,040
Yum! Brands, Inc.	1,612,400	83,925,420

		218,227,916

Household Durables—4.0%
D.R. Horton, Inc.	2,396,900	57,405,755
The Black & Decker Corp.	301,900	23,955,765

		81,361,520

Industrial Conglomerates—3.4%
Tyco International, Ltd.	2,483,700	69,518,763

Insurance—5.2%
Conseco, Inc. (a) (b)	2,807,000	58,918,930
MBIA, Inc.	199,000	12,226,560
PartnerRe, Ltd. (a)	525,000	35,474,250

		106,619,740

Media—10.6%
Cablevision Systems Corp. (Class A) (a) (b)	2,759,400	62,665,974
E.W. Scripps Co. (Class A) (a)	1,774,000	85,027,820
Time Warner, Inc.	3,755,200	68,457,296

		216,151,090

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.1%
EnCana Corp.	469,900	$21,939,631

Personal Products—3.5%
The Estee Lauder Cos., Inc. (Class A)	1,768,000	71,303,440

Semiconductors & Semiconductor Equipment—10.8%
Intel Corp.	4,763,300	97,981,081
International Rectifier Corp. (a) (b)	1,056,500	36,808,460
National Semiconductor Corp.	3,680,700	86,606,871

		221,396,412

Textiles, Apparel & Luxury Goods—9.0%
Liz Claiborne, Inc.	2,305,400	91,086,354
Timberland Co. (Class A) (a)	3,207,700	92,285,529

		183,371,883

Thrifts & Mortgage Finance—11.1%
Sovereign Bancorp, Inc. (a)	6,143,510	132,146,900
Washington Mutual, Inc.	2,204,400	95,825,268

		227,972,168

Total Common Stock (Identified Cost $1,664,761,695)		1,898,164,751

Short Term Investments—6.6%
Security Description	Face Amount	Value

Repurchase Agreement—6.6%

State Street Repurchase Agreement dated 09/29/06 at 2.500% to be repurchased at $135,219,165 on 10/2/06, collateralized by $73,235,000 U.S. Treasury Bond 8.000% due 11/15/21 with a value of $100,240,406; by $39,000,000 U.S. Treasury Bond 4.500% due 02/15/36 with a value of $37,440,000; by $160,000 U.S. Treasury Bond 6.000% due 02/15/26 with a value of $184,074; and by $25,000 U.S. Treasury Bond 7.625% due

02/15/25 with a value of $33,563.	$135,191,000	135,191,000

Total Short Term Investments (Identified Cost $135,191,000)		135,191,000

Total Investments—99.4% (Identified Cost $1,799,952,695) (c)		2,033,355,751
Other assets less liabilities		12,539,814

Total Net Assets—100%		$2,045,895,565

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $82,453,426 and the collateral received consisted of cash in the amount of $84,801,562.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,799,952,695 and the composition of unrealized appreciation and depreciation of investment securities was $267,351,605 and $(33,948,549), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—96.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (a) (b)	13,894	$1,126,248
DRS Technologies, Inc.	16,087	702,519
Precision Castparts Corp.	54,260	3,427,062

		5,255,829

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc.	85,424	3,808,202

Air Freight & Logistics—0.7%
C. H. Robinson Worldwide, Inc.	69,448	3,095,992

Airlines—0.4%
AirTran Holdings, Inc. (a) (b)	36,395	361,038
Alaska Air Group, Inc. (b)	15,972	607,575
JetBlue Airways Corp. (a) (b)	70,279	651,486

		1,620,099

Auto Components—0.8%
ArvinMeritor, Inc. (a)	28,264	402,479
Bandag, Inc. (a)	4,594	188,538
BorgWarner, Inc.	22,981	1,313,824
Gentex Corp. (a)	58,806	835,633
Lear Corp. (a) (b)	26,973	558,341
Modine Manufacturing Co.	13,200	321,156

		3,619,971

Automobiles—0.1%
Thor Industries, Inc. (a)	14,303	588,855

Beverages—0.1%
PepsiAmericas, Inc.	24,244	517,367

Biotechnology—1.5%
Affymetrix, Inc. (a)	27,105	584,384
Cephalon, Inc. (a) (b)	24,330	1,502,378
Martek Biosciences Corp. (a) (b)	12,877	276,984
Millennium Pharmaceuticals, Inc. (b)	126,290	1,256,586
PDL BioPharma, Inc. (a) (b)	46,000	883,200
Techne Corp. (b)	15,773	802,215
Vertex Pharmaceuticals, Inc. (a) (b)	48,422	1,629,400

		6,935,147

Capital Markets—1.9%
A.G. Edwards, Inc.	30,579	1,629,249
Eaton Vance Corp.	50,883	1,468,483
Investors Financial Services Corp. (a)	26,461	1,139,940
Jefferies Group, Inc.	40,440	1,152,540
Raymond James Financial, Inc.	36,266	1,060,418
SEI Investments Co.	25,248	1,418,685
Waddell & Reed Financial, Inc. (Class A)	33,938	839,966

		8,709,281

Chemicals—2.9%
Airgas, Inc.	31,160	1,127,057
Albemarle Corp.	15,761	856,295

Security Description	Shares	Value

Chemicals—(Continued)
Cabot Corp.	25,366	$943,615
Chemtura Corp.	96,353	835,381
Cytec Industries, Inc.	16,632	924,573
Ferro Corp.	17,024	302,687
FMC Corp. (b)	15,641	1,002,119
Lyondell Chemical Co.	84,379	2,140,695
Minerals Technologies, Inc. (a)	7,859	419,671
Olin Corp. (a)	29,089	446,807
RPM International, Inc.	47,594	903,810
Sensient Technologies Corp. (a)	18,570	363,415
The Lubrizol Corp.	27,417	1,253,779
The Scotts Miracle-Gro Co.	18,468	821,641
Valspar Corp.	40,723	1,083,232

		13,424,777

Commercial Banks—3.2%
Associated Banc-Corp	52,951	1,720,908
Bank Hawaii Corp.	20,229	974,229
Cathay General Bancorp (a) (b)	20,641	745,140
City National Corp.	16,179	1,084,964
Cullen/Frost Bankers, Inc.	22,256	1,286,842
FirstMerit Corp. (a)	32,065	742,946
Greater Bay Bancorp	20,406	575,653
Mercantile Bankshares Corp.	50,209	1,821,080
SVB Financial Group (a) (b)	13,830	617,371
TCF Financial Corp.	45,133	1,186,547
Texas Regional Bancshares, Inc.	18,439	708,980
The Colonial BancGroup, Inc.	62,000	1,519,000
WestAmerica Bancorp (a)	12,491	630,920
Wilmington Trust Corp.	27,500	1,225,125

		14,839,705

Commercial Services & Supplies—3.6%
Adesa, Inc.	36,004	832,052
Banta Corp.	9,656	459,626
ChoicePoint, Inc. (b)	34,029	1,218,238
Copart, Inc. (b)	28,234	795,916
Deluxe Corp.	20,591	352,106
Herman Miller, Inc.	26,434	904,307
HNI Corp.	20,062	834,178
Kelly Services, Inc. (Class A)	8,495	232,848
Korn/Ferry International, Inc. (a) (b)	17,510	366,659
Manpower, Inc.	34,703	2,126,253
Mine Safety Appliances Co. (a)	12,093	430,995
Navigant Consulting, Inc. (a) (b)	21,227	425,814
Republic Sevices, Inc.	45,942	1,847,328
Rollins, Inc. (a)	11,962	252,518
Stericycle, Inc. (a) (b)	17,660	1,232,491
The Brinks Co.	18,952	1,005,593
The Corporate Executive Board Co.	16,126	1,449,889
The Dun & Bradstreet Corp. (b)	25,159	1,886,673

		16,653,484

Communications Equipment—1.9%
3Com Corp. (b)	157,849	696,114
Adtran, Inc.	25,935	618,290

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Andrew Corp. (b)	64,255	$594,359
Avocent Corp. (a) (b)	20,484	616,978
CommScope, Inc. (b)	23,629	776,449
Dycom Industries, Inc. (a) (b)	16,266	349,719
F5 Networks, Inc. (b)	16,240	872,413
Harris Corp.	53,612	2,385,198
Plantronics, Inc. (a)	18,992	332,930
Polycom, Inc. (b)	35,324	866,498
Powerwave Technologies, Inc. (a) (b)	45,073	342,555
UTStarcom, Inc. (a) (b)	42,590	377,773

		8,829,276

Computers & Peripherals—0.9%
Diebold, Inc.	26,288	1,144,317
Imation Corp.	13,931	559,330
McDATA Corp. (Class A) (a) (b)	63,783	320,828
Palm, Inc. (a)	41,450	603,512
Western Digital Corp. (b)	88,392	1,599,895

		4,227,882

Construction & Engineering—0.7%
Granite Construction, Inc. (a)	13,573	724,120
Jacobs Engineering Group, Inc. (b)	23,569	1,761,311
Quanta Services, Inc. (a) (b)	47,467	800,294

		3,285,725

Construction Materials—0.5%
Florida Rock Industries, Inc. (a)	19,768	765,219
Martin Marietta Materials, Inc.	18,157	1,536,445

		2,301,664

Consumer Finance—0.3%
AmeriCredit Corp. (a) (b)	50,089	1,251,724

Containers & Packaging—0.5%
Packaging Corp. of America	32,529	754,673
Sonoco Products Co.	39,704	1,335,643

		2,090,316

Diversified Consumer Services—1.1%
Career Education Corp. (b)	37,926	853,335
Corinthian Colleges, Inc. (a) (b)	34,500	372,945
DeVry, Inc. (a) (b)	23,799	506,205
ITT Educational Services, Inc. (b)	13,224	876,751
Laureate Education, Inc. (b)	20,582	985,055
Regis Corp. (a)	18,164	651,179
Sotheby’s Holdings, Inc. (Class A)	22,181	715,115

		4,960,585

Diversified Financial Services—0.4%
Leucadia National Corp. (a)	64,969	1,700,239

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (b)	98,899	476,693

Security Description	Shares	Value

Electric Utilities—2.1%
DPL, Inc. (a)	45,721	$1,239,954
Duquesne Light Holdings, Inc. (a)	31,484	618,975
Great Plains Energy, Inc. (a)	32,136	996,859
Hawaiian Electric Inducstries, Inc. (a)	32,555	880,938
IDACORP, Inc. (a)	17,144	648,215
Northeast Utilities	61,598	1,433,385
Pepco Holdings, Inc.	76,375	1,845,984
Sierra Pacific Resources (b)	88,464	1,268,574
Westar Energry, Inc.	34,937	821,369

		9,754,253

Electrical Equipment—1.1%
AMETEK, Inc.	28,264	1,230,897
Hubbell, Inc. (Class B)	24,344	1,166,078
Roper Industries, Inc.	34,845	1,558,965
Thomas & Betts Corp. (b)	20,835	994,038

		4,949,978

Electronic Equipment & Instruments—2.6%
Amphenol Corp. (Class A)	35,793	2,216,660
Arrow Electronics, Inc. (b)	48,918	1,341,821
Avnet, Inc. (b)	51,103	1,002,641
CDW Corp.	24,033	1,482,355
Energizer Holdings, Inc. (b)	22,982	1,654,474
Ingram Micro, Inc.	55,471	1,062,824
Kemet Corp. (b)	34,844	281,191
National Instruments Corp.	22,685	620,208
Newport Corp. (b)	16,336	266,277
Plexus Corp. (b)	18,505	355,296
Technologies Data Corp. (b)	22,016	804,244
Vishay Intertechnology, Inc. (b)	73,874	1,037,191

		12,125,182

Energy Equipment & Services—3.2%
Cameron International Corp.	44,694	2,159,167
ENSCO International, Inc.	61,460	2,693,792
FMC Technologies, Inc. (b)	27,446	1,473,850
Grant Prideco, Inc. (b)	52,280	1,988,208
Hanover Compressor Co. (a) (b)	41,320	752,850
Helmerich & Payne, Inc.	42,131	970,277
Patterson-UTI Energy, Inc.	66,507	1,580,206
Pride International, Inc. (b)	65,320	1,791,074
Tidewater, Inc.	23,369	1,032,676

		14,442,100

Food & Staples Retailing—0.2%
BJ’s Wholesale Club, Inc. (b)	25,993	758,476
Ruddick Corp.	14,264	371,292

		1,129,768

Food Products—0.9%
Hormel Foods Corp.	29,292	1,053,926
Lancaster Colony Corp. (a)	9,431	422,132
Smithfield Foods, Inc. (b)	39,675	1,072,019
The J. M. Smucker Co.	22,978	1,101,795
Tootsie Roll Industries, Inc. (a)	10,653	312,239

		3,962,111

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—2.0%
AGL Resources, Inc.	31,191	$1,138,472
Equitable Resources, Inc.	48,332	1,690,653
National Fuel Gas Co.	33,403	1,214,199
ONEOK, Inc.	44,014	1,663,289
Questar Corp.	34,325	2,806,755
WGL Holdings, Inc. (a)	19,534	612,196

		9,125,564

Health Care Equipment & Supplies—3.9%
Advanced Medical Optics, Inc. (a) (b)	23,760	939,708
Beckman Coulter, Inc.	24,841	1,429,848
Charles River Laboratories International, Inc. (b)	27,359	1,187,654
Cytyc Corp. (b)	45,064	1,103,167
DENTSPLY International, Inc.	61,609	1,855,047
Edwards Lifesciences Corp. (a) (b)	23,390	1,089,740
Gen-Probe, Inc. (b)	20,749	972,921
Hillenbrand Industries, Inc. (a)	24,577	1,400,397
Intuitive Surgical, Inc. (b)	14,736	1,553,911
Invitrogen Corp. (b)	21,420	1,358,242
Resmed, Inc.	30,601	1,231,690
STERIS Corp.	25,965	624,718
Varian Medical Systems, Inc. (b)	52,039	2,778,362
Varian, Inc. (b)	12,397	568,650

		18,094,055

Health Care Providers & Services—3.9%
Apria Healthcare Group, Inc. (a) (b)	16,996	335,501
Community Health Systems, Inc. (b)	37,864	1,414,220
Covance, Inc. (b)	25,536	1,695,080
Health Net, Inc. (b)	46,445	2,021,286
Henry Schein, Inc. (b)	35,314	1,770,644
LifePoint Hospitals, Inc. (b)	22,949	810,559
Lincare Holdings, Inc. (b)	37,515	1,299,520
Omnicare, Inc.	48,597	2,094,045
Pharmaceutical Product Development, Inc.	41,231	1,471,534
Psychiatric Solutions, Inc. (b)	21,278	725,367
Triad Hospitals, Inc. (b)	35,194	1,549,592
Universal Health Services, Inc. (Class B)	22,809	1,366,943
VCA Antech, Inc. (b)	33,347	1,202,493

		17,756,784

Hotels, Restaurants & Leisure—1.7%
Applebee’s International, Inc.	29,809	641,192
Bob Evans Farms, Inc.	14,593	441,876
Boyd Gaming Corp. (a)	16,947	651,443
Brinker International, Inc. (b)	33,129	1,328,142
CBRL Group, Inc. (a)	12,383	500,645
International Speedway Corp. (Class A)	14,323	713,858
OSI Resturant Partners, Inc.	29,812	945,339
Ruby Tuesday, Inc. (a)	23,640	666,412
Scientific Games Corp. (b)	26,696	848,933
The Cheesecake Factory, Inc. (a) (b)	31,675	861,243

		7,599,083

Household Durables—1.5%
Amereican Greetings Corp. (Class A) (a)	22,905	529,564
Beazer Homes USA, Inc. (a)	15,701	612,967

Security Description	Shares	Value

Household Durables—(Continued)
Blyth, Inc.	10,042	$244,322
Furniture Brands International, Inc. (a)	19,352	368,462
Hovnanian Enterprises, Inc. (Class A) (a) (b)	14,598	428,305
M.D.C. Holdings, Inc. (a)	13,868	644,169
Mohawk Industries, Inc. (a) (b)	21,427	1,595,240
Ryland Group, Inc. (a)	17,489	755,700
Toll Brothers, Inc. (b)	50,406	1,415,400
Tupperware Corp.	24,307	473,014

		7,067,143

Household Products—0.2%
Church & Dwight, Inc. (a)	25,994	1,016,625

Independent Power Producers & Energy Traders—0.1%
Black Hills Corp. (a)	13,321	447,719

Industrial Conglomerates—0.5%
Carisle Cos., Inc.	12,340	1,037,794
Sequa Corp. (Class A) (a) (b)	2,751	258,209
Teleflex, Inc.	16,019	891,297

		2,187,300

Insurance—5.0%
American Financial Group, Inc.	18,577	871,819
AmerUs Group Co.	17,245	1,172,832
Arthur J. Gallagher & Co. (a)	38,930	1,038,263
Brown & Brown, Inc.	45,808	1,399,892
Everest Re Group, Ltd.	25,999	2,535,682
Fidelity National Financial, Inc.	70,593	2,940,198
First American Corp.	38,707	1,638,854
Hanover Insurance Group, Inc.	20,407	910,764
HCC Insurance Holdings, Inc.	44,537	1,464,377
Horace Mann Educators Corp.	17,222	331,179
Mercury General Corp.	14,235	706,198
Ohio Casualty Corp. (b)	24,604	636,505
Old Republic International Corp.	92,127	2,040,613
Protective Life Corp.	28,003	1,281,137
StanCorp Financial Group, Inc.	21,776	971,863
Unitrin, Inc.	16,370	723,063
W.R. Berkley Corp.	67,442	2,386,772

		23,050,011

Internet & Catalog Retail—0.2%
Coldwater Creek, Inc. (a) (b)	24,067	692,167

IT Services—3.3%
Acxiom Corp.	27,123	668,853
Alliance Data Systems Co. (a) (b)	26,629	1,469,655
Ceridian Corp. (b)	55,668	1,244,736
CheckFree Corp. (b)	35,626	1,472,066
Cognizant Technology Solutions Corp. (Class A) (b)	56,433	4,179,428
CSG Systems International, Inc. (b)	19,224	508,090
DST Systems, Inc. (b)	23,386	1,442,215
Fidelity National Information Services, Inc.	26,065	964,405
Gartner, Inc. (Class A) (a) (b)	22,840	401,756
MoneyGram International, Inc.	33,857	983,884
MPS Group, Inc. (a) (b)	41,481	626,778

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
SRA International, Inc. (a) (b)	16,373	$492,172
The BISYS Group, Inc. (b)	48,226	523,734

		14,977,772

Leisure Equipment & Products—0.1%
Callaway Golf Co.	25,165	329,913

Machinery—3.6%
AGCO Corp. (a) (b)	36,451	924,033
Crane Co.	20,577	860,119
Donaldson Co., Inc. (a)	28,500	1,051,650
Federal Signal Corp.	19,253	293,608
Flowserve Corp.	22,635	1,145,105
Graco, Inc.	27,173	1,061,377
Harsco Corp.	16,826	1,306,539
Joy Global, Inc.	47,530	1,787,603
Kennametal, Inc.	15,497	877,905
Lincoln Electric Holdings, Inc.	17,054	928,590
Nordson Corp.	13,483	537,432
Oshkosh Truck Corp.	29,492	1,488,461
Pentair, Inc.	40,501	1,060,721
SPX Corp.	23,170	1,238,205
The Timkin Co.	37,648	1,121,157
Trinity Industries, Inc. (a)	31,906	1,026,416

		16,708,921

Marine—0.2%
Alexander & Baldwin, Inc. (a)	17,249	765,338

Media—1.3%
Belo Corp. (Class A)	35,175	556,117
Catalina Marketing Corp. (a)	14,650	402,875
Emmis Communications Corp. (Class A) (a) (b)	12,976	158,956
Entercom Communications Corp.	11,147	280,904
Harte-Hanks, Inc.	19,930	525,156
Lee Enterprises, Inc.	18,376	463,810
Media General, Inc. (Class A)	9,638	363,545
Scholastic Corp. (a) (b)	10,230	318,665
The Reader’s Digest Association, Inc. (Class A) (a)	38,597	500,217
The Washington Post Co. (Class B)	2,271	1,673,727
Valassis Communications, Inc. (b)	19,144	337,892
Westwood One, Inc. (b)	28,081	198,813

		5,780,677

Metals & Mining—0.7%
Commercial Metals Co.	47,994	975,718
Reliance Steel & Aluminum Co.	25,686	825,548
Steel Dynamics, Inc. (a)	18,236	920,006
Worthington Industries, Inc. (a)	29,165	497,555

		3,218,827

Multi-Utilities—3.4%
Alliant Energy Corp.	47,163	1,685,134
Aquila, Inc. (b)	149,822	648,729

Security Description	Shares	Value

Multi-Utilities—(Continued)
Energy East Corp.	59,156	$1,403,180
MDU Resources Group, Inc.	72,147	1,611,764
NSTAR	42,778	1,427,074
OGE Energy Corp.	36,435	1,315,668
PNM Resources, Inc.	27,872	768,431
Puget Energy, Inc.	46,556	1,058,218
SCANA Corp.	46,462	1,871,025
Venctren Corp.	30,520	819,462
Wisconsin Energy Corp.	46,851	2,021,152
WPS Resources Corp.	17,273	857,259

		15,487,096

Multiline Retail—0.5%
99 Cents Only Stores (a) (b)	18,669	220,854
Dollar Tree Stores, Inc. (b)	40,844	1,264,530
Saks, Inc. (b)	54,865	948,067

		2,433,451

Mutual Funds—2.5%
MidCap SPDR Trust, Series 1 (a)	82,800	11,418,123

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (b)	28,365	1,013,765

Oil, Gas & Consumable Fuels—4.5%
Arch Coal, Inc.	57,490	1,662,036
Denbury Resources, Inc. (b)	47,768	1,380,495
Forest Oil Corp. (a) (b)	21,906	692,011
Newfield Exploration Co. (b)	52,370	2,018,340
Noble Energy, Inc.	70,728	3,224,490
Overseas Shipholding Group, Inc.	11,877	733,642
Peabody Energy Corp.	105,870	3,893,899
Pioneer Natural Resources Co. (a)	49,952	1,954,122
Plains Exploration & Prodcution Co. (b)	30,719	1,318,152
Pogo Producing Co.	23,243	951,801
Quicksilver Resources, Inc. (a) (b)	22,049	703,363
Southwestern Energy Co. (b)	67,352	2,011,804

		20,544,155

Paper & Forest Products—0.2%
Bowater, Inc. (a)	22,399	460,747
Glatfelter	17,917	242,775

		703,522

Pharmaceuticals—0.9%
Medicis Pharmaceutical Corp. (Class A) (a)	21,917	709,015
Par Pharmaceutical Companies, Inc. (a) (b)	14,037	256,035
Perrigo Co. (a)	30,443	516,618
Sepracor, Inc. (a) (b)	43,759	2,119,686
Valeant Pharmaceuticals International, Inc. (a)	37,240	736,607

		4,337,961

Real Estate—4.4%
AMB Property Corp. (REIT)	35,399	1,950,839
Developers Diversified Realty Corp. (REIT)	43,948	2,450,540

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Highwoods Properties, Inc. (REIT)	21,951	$816,797
Hospitality Porperties Trust (REIT)	29,741	1,403,775
Liberty Property Trust (REIT) (a)	36,054	1,723,021
Longview Fibre Co.	26,333	535,087
Mack-Cali Realty Corp. (REIT)	24,990	1,294,482
New Plan Excel Realty Trust (REIT) (a)	41,974	1,135,397
Potlatch Corp. (REIT) (a)	15,505	575,236
Rayonier, Inc. (REIT)	30,667	1,159,213
Regency Centers Corp. (REIT)	27,534	1,893,238
The Macerich Co. (REIT)	28,760	2,196,114
United Dominion Realty Trust, Inc. (REIT) (a)	53,921	1,628,414
Weingarten Realty Investors (REIT)	31,617	1,360,163

		20,122,316

Road & Rail—0.9%
Avis Budget Group, Inc. (b)	40,149	734,325
Con-way, Inc.	19,207	860,858
J.B. Hunt Transport Services, Inc.	42,493	882,580
Swift Transportation Co., Inc. (a) (b)	21,587	512,044
Werner Enterprises, Inc. (a)	20,425	382,152
YRC Worldwide, Inc. (a)	23,035	853,216

		4,225,175

Semiconductors & Semiconductor Equipment—3.8%
Atmel Corp. (b)	171,571	1,036,289
Cree, Inc. (a) (b)	30,932	622,043
Cypress Semiconductor Corp. (a) (b)	56,526	1,004,467
Fairchild Semiconductor International, Inc. (b)	49,067	917,553
Integrated Device Technology, Inc. (b)	79,947	1,283,949
International Rectifier Corp. (a) (b)	28,652	998,236
Intersil Corp. (Class A)	56,235	1,380,569
Lam Research Corp. (b)	56,817	2,575,515
Lattice Semiconductor Corp. (b)	45,789	312,281
MEMC Electronic Materials, Inc. (b)	66,692	2,442,928
Micrel, Inc. (a) (b)	23,717	227,446
Microchip Technology, Inc.	86,083	2,790,811
RF Micro Devices, Inc. (a) (b)	76,735	581,651
Semtech Corp. (b)	29,174	372,260
Silicon Laboratories, Inc. (b)	22,425	695,624
TriQuint Semiconductor, Inc. (b)	55,707	289,676

		17,531,298

Software—2.5%
Activision, Inc. (b)	99,939	1,509,079
Advent Software, Inc. (a) (b)	8,115	293,844
Cadence Design Systems, Inc. (b)	112,369	1,905,778
Fair Isaac Corp.	25,183	920,942
Jack Henry & Associates, Inc.	31,419	683,992
Macrovision Corp. (b)	21,183	501,825
McAfee, Inc. (b)	63,891	1,562,774
Mentor Graphics Corp. (b)	32,563	458,487
Sybase, Inc. (a) (b)	35,838	868,713
Synopsys, Inc. (b)	56,507	1,114,318
The Reynolds & Reynolds Co. (Class A)	21,635	854,799
Transaction Systems Architects, Inc. (Class A) (b)	15,028	515,761
Wind River Systems, Inc. (b)	30,250	323,978

		11,514,290

Security Description	Shares	Value

Specialty Retail—6.2%
Abercrombie & Fitch Co. (Class A)	35,276	$2,450,976
Advance Auto Parts, Inc.	42,100	1,386,774
Aeropostale, Inc. (b)	21,156	618,390
American Eagle Outfitters, Inc.	53,453	2,342,845
AnnTaylor Stores Corp. (b)	29,137	1,219,675
Barnes & Noble, Inc. (b)	20,495	777,580
Borders Group, Inc.	24,847	506,879
Carmax, Inc. (b)	42,636	1,778,348
Charming Shoppes, Inc.	49,111	701,305
Chico’s FAS, Inc. (b)	70,321	1,514,011
Claire’s Stores, Inc.	38,129	1,111,842
Foot Locker, Inc.	62,312	1,573,378
GameStop Corp. (Class A) (a) (b)	30,109	1,393,445
Michaels Stores, Inc.	53,399	2,324,992
O’Reilly Automotive, Inc. (b)	45,416	1,508,265
Pacific Sunwear of California, Inc. (a) (b)	27,767	418,726
Payless Shoesource, Inc. (b)	26,320	655,368
PETsMART, Inc.	55,990	1,553,723
Pier 1 Imports, Inc. (a)	35,047	260,049
Rent-A-Center, Inc. (b)	27,939	818,333
Ross Stores, Inc.	56,514	1,436,021
Urban Outfitters, Inc. (a) (b)	45,027	796,528
Williams-Sonoma, Inc.	45,446	1,471,996

		28,619,449

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (b)	38,055	856,618
Polo Ralph Lauren Corp.	24,726	1,599,525
Timberland Co. (Class A)	20,517	590,274

		3,046,417

Thrifts & Mortgage Finance—2.1%
Astoria Financial Corp.	34,626	1,067,173
First Niagara Financial Group, Inc.	44,268	645,427
IndyMac Bancorp, Inc. (a)	27,496	1,131,735
New York Community Bancorp, Inc. (a)	103,995	1,703,438
Radian Group, Inc.	32,721	1,963,260
The PMI Group, Inc.	34,643	1,517,710
Washington Federal, Inc.	34,947	784,211
Webster Finanical Corp.	21,046	991,477

		9,804,431

Tobacco—0.1%
Universal Corp.	10,312	376,697

Trading Companies & Distributors—0.9%
Fastenal Co. (a)	50,169	1,935,018
GATX Corp.	20,515	848,706
MSC Industrial Direct Co. (Class A)	21,918	892,939
United Rentals, Inc. (a) (b)	26,472	615,474

		4,292,137

Water Utilities—0.3%
Aqua America, Inc. (a)	52,626	1,154,614

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	41,691	$1,755,191

Total Common Stock (Identified Cost $376,107,037)		441,754,192

Short Term Investments—3.8%
Security Description	Face Amount	Value

Discount Notes—3.8%
Federal Home Loan Bank 4.796%, 10/02/06	$1,475,000	1,474,812
5.122%, 10/11/06	14,000,000	13,980,400
Federal National Home Loan Mortgage Association 5.180%, 11/08/06	2,000,000	1,989,085

Total Short Term Investments (Identified Cost $17,444,297)		17,444,297

Total Investments—100.1% (Identified Cost $393,551,334) (c)		459,198,489
Liabilities in excess of other assets		(384,068)

Total Net Assets—100%		$458,814,421

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $ 59,386,423 and the collateral received consisted of cash in the amount of $ 61,222,154.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $393,551,334 and the composition of unrealized appreciation and depreciation of investment securities was $85,017,450 and $(19,370,295), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2006	Net Unrealized Appreciation
S&P 400 Index Futures	12/14/2006	44	$16,551,920	$16,733,200	$181,280

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—96.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
L-3 Communications Holdings, Inc.	146,400	$11,467,512

Auto Components—1.2%
Johnson Controls, Inc.	140,300	10,065,122

Automobiles—1.9%
Harley-Davidson, Inc. (a)	251,800	15,800,450

Beverages—1.4%
Constellation Brands, Inc. (b)	409,400	11,782,532

Capital Markets—1.6%
The Bear Stearns Co., Inc.	96,800	13,561,680

Communications Equipment—1.4%
Arris Group, Inc. (b)	1,032,900	11,837,034

Computers & Peripherals—1.7%
Lexmark International, Inc. (Class A) (b)	239,400	13,803,804

Construction & Engineering—1.5%
Chicago Building & Iron Co., N.V.	524,800	12,626,688

Electric Utilities—5.2%
DPL, Inc.	395,500	10,725,960
Edison International	257,600	10,726,464
Entergy Corp.	15,900	1,243,857
TXU Corp.	330,800	20,681,616

		43,377,897

Food Products—0.8%
Tyson Foods, Inc. (Class A)	422,800	6,714,064

Gas Utilities—1.2%
National Fuel Gas Co.	283,500	10,305,225

Health Care Equipment & Supplies—0.4%
The Cooper Cos., Inc.	61,202	3,274,307

Health Care Providers & Services—8.1%
Aetna, Inc.	384,700	15,214,885
CIGNA Corp.	91,900	10,689,808
Coventry Health Care, Inc. (b)	274,350	14,134,512
LifePoint Hospitals, Inc. (b)	368,700	13,022,484
Omnicare, Inc.	324,500	13,982,705

		67,044,394

Household Durables—11.9%
Beazer Homes USA, Inc. (a)	128,400	5,012,736
Centex Corp.	252,600	13,291,812
Hovnanian Enterprises, Inc. (Class A) (a) (b)	483,900	14,197,626
KB Home	312,400	13,683,120
Lennar Corp. (Class A)	255,100	11,543,275
Meritage Homes Corp. (a) (b)	319,000	13,273,590
NVR, Inc. (a)	22,300	11,930,500

Security Description	Shares	Value

Household Durables—(Continued)
Pulte Homes, Inc.	44,800	$1,427,328
Whirlpool Corp. (a)	169,600	14,265,056

		98,625,043

Independent Power Producers & Energy Traders—3.2%
Mirant Corp. (b)	529,200	14,452,452
NRG Energy, Inc. (b)	263,000	11,913,900

		26,366,352

Machinery—6.7%
Eaton Corp.	138,100	9,508,185
Joy Global, Inc.	390,000	14,667,900
Terex Corp. (b)	380,400	17,201,688
The Manitowoc Co., Inc.	22,500	1,007,775
The Timkin Co.	438,000	13,043,640

		55,429,188

Metals & Mining—3.4%
Cleveland-Cliffs, Inc. (a)	264,800	10,091,528
Phelps Dodge Corp.	210,400	17,820,880

		27,912,408

Oil, Gas & Consumable Fuels—16.8%
Arch Coal, Inc. (a)	435,200	12,581,632
Canadian Natural Resources, Ltd.	343,700	15,665,846
Denbury Resources, Inc. (b)	547,400	15,819,860
Foundation Coal Holdings, Inc.	209,300	6,775,041
Frontline, Ltd. (a)	198,000	7,624,980
Peabody Energy Corp.	326,000	11,990,280
Quicksilver Resources, Inc. (a) (b)	326,350	10,410,565
Ship Finance International, Ltd. (a)	33,700	670,630
Southwestern Energy Co. (b)	345,100	10,308,137
Sunoco, Inc.	104,200	6,480,198
Talisman Energy, Inc.	760,200	12,452,076
The Williams Cos., Inc.	651,700	15,556,079
XTO Energy, Inc.	303,308	12,778,366

		139,113,690

Personal Products—1.9%
NBTY, Inc. (b)	541,900	15,861,413

Pharmaceuticals—1.8%
Shire, Plc. (ADR)	293,200	14,481,148

Real Estate—5.7%
Annaly Capital Management, Inc. (REIT)	360,800	4,740,912
Colonial Properties Trust (REIT)	183,800	8,787,478
Developers Diversified Realty Corp. (REIT)	191,700	10,689,192
First Industrial Realty Trust, Inc. (REIT) (a)	153,300	6,745,200
Health Care Property Investors, Inc. (REIT)	70,000	2,173,500
iStar Financial, Inc. (REIT)	254,400	10,608,480
Ventas, Inc. (REIT)	98,000	3,776,920

		47,521,682

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.0%
International Rectifier Corp. (b)	236,800	$8,250,112

Software—5.0%
Activision, Inc. (b)	757,500	11,438,250
Check Point Software Technologies, Ltd. (b)	478,106	9,107,919
McAfee, Inc. (b)	389,800	9,534,508
Take-Two Interactive Software, Inc. (a)	825,300	11,768,778

		41,849,455

Specialty Retail—5.9%
Advance Auto Parts, Inc.	370,750	12,212,505
Aeropostale, Inc. (b)	194,600	5,688,158
Hot Topic, Inc. (a) (b)	608,000	6,773,120
Ross Stores, Inc.	444,700	11,299,827
TJX Cos., Inc.	473,600	13,275,008

		49,248,618

Thrifts & Mortgage Finance—4.2%
Hudson City Bancorp, Inc.	915,800	12,134,350
IndyMac Bancorp, Inc. (a)	328,000	13,500,480
The PMI Group, Inc.	209,400	9,173,814

		34,808,644

Trading Companies & Distributors—1.5%
United Rentals, Inc. (b)	519,700	12,083,025

Total Common Stock (Identified Cost $752,269,174)		803,211,487

Preferred Stock—0.9%

Aerospace & Defense—0.9%
Empresa Brasileira de Aeronautica S.A. (ADR)	182,700	7,174,629

Total Preferred Stock (Identified Cost $6,272,258)		7,174,629

Short Term Investments—2.2%
Security Description	Face Amount	Value

Repurchase Agreement—2.2%
State Street Corp. Repurchase Agreement dated 09/29/06 at 1.700% to be repurchased at $18,037,555 on 10/02/06 collateralized by $17,425,000 U.S. Treasury Note 6.500% due 02/15/10 with a value of $18,579,406.	$18,035,000	$18,035,000

Total Short Term Investments (Identified Cost $18,035,000)		18,035,000

Total Investments—99.9% (Identified Cost $776,576,433) (c)		828,421,116
Other assets less liabilities		1,090,852

Total Net Assets—100%		$829,511,968

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $84,143,023 and the collateral received consisted of cash in the amount of $87,273,751.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $776,576,433 and the composition of unrealized appreciation and depreciation of investment securities was $96,954,184 and $(45,109,501), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
K&F Industries Holdings, Inc.	334,900	$6,289,422
LMI Aerospace, Inc.	260,600	4,821,100
Orbital Sciences Corp. (a)	572,300	10,742,071

		21,852,593

Auto Components—1.0%
Tenneco, Inc. (a) (b)	412,200	9,641,358

Biotechnology—0.7%
PRA International (b)	255,424	6,817,267

Building Products—0.3%
Goodman Global, Inc. (b)	239,600	3,198,660

Capital Markets—5.3%
GFI Group, Inc. (a) (b)	197,700	10,930,833
Jefferies Group, Inc.	256,500	7,310,250
Piper Jaffray Co. (b)	454,400	27,545,728
TradeStation Group, Inc. (b)	359,000	5,410,130

		51,196,941

Commercial Banks—8.6%
Boston Private Financial Holdings, Inc. (b)	487,900	13,602,652
Cathay General Bancorp (a) (b)	193,700	6,992,570
Central Pacific Financial Corp. (b)	139,200	5,091,936
First Midwest Bancorp, Inc. (b)	349,400	13,238,766
Sterling Bancshares, Inc.	234,600	4,750,650
Sterling Financial Corp. (Washington) (b)	297,057	9,633,559
Taylor Capital Group, Inc. (b)	270,100	7,981,455
Umpqua Holdings Corp. (b)	424,108	12,129,489
Wintrust Financial Corp. (b)	196,500	9,854,475

		83,275,552

Commercial Services & Supplies—7.0%
Copart, Inc. (a)	347,300	9,790,387
Pike Electric Corp. (b)	591,700	8,816,330
The Brinks Co.	420,800	22,327,648
Waste Connections, Inc. (a) (b)	356,700	13,522,497
Watson Wyatt & Co. Holdings (a) (b)	336,000	13,749,120

		68,205,982

Communications Equipment—2.4%
Dycom Industries, Inc. (a) (b)	362,300	7,789,450
Polycom, Inc. (a) (b)	636,700	15,618,251

		23,407,701

Computers & Peripherals—3.2%
Electronics for Imaging, Inc. (a) (b)	574,600	13,146,848
Emulex Corp. (a) (b)	300,600	5,461,902
Imation Corp.	304,200	12,213,630

		30,822,380

Construction & Engineering—1.1%
Washington Group International, Inc. (a)	183,300	10,789,038

Security Description	Shares	Value

Construction Materials—1.0%
Texas Industries, Inc. (b)	183,900	$9,573,834

Containers & Packaging—1.7%
AptarGroup, Inc.	144,100	7,331,808
Silgan Holdings, Inc.	238,800	8,969,328

		16,301,136

Diversified Consumer Services—0.7%
Jackson Hewitt Tax Service, Inc. (b)	215,800	6,476,158

Electric Utilities—0.0%
El Paso Electric Co. (b)	15,174	338,987

Electronic Equipment & Instruments—0.6%
LoJack Corp. (b)	273,939	5,366,465

Energy Equipment & Services—3.3%
CARBO Ceramics, Inc. (b)	67,100	2,417,613
Hercules Offshore, Inc. (a) (b)	261,122	8,107,838
Hornbeck Offshore Services, Inc. (a)	197,900	6,629,650
Oceaneering International, Inc.	266,100	8,195,880
Universal Compression Holdings, Inc. (a)	119,800	6,403,310

		31,754,291

Food Products—3.0%
Hain Celestial Group, Inc. (a)	622,200	15,903,432
Pilgrim’s Pride Corp. (b)	236,200	6,460,070
Ralcorp Holdings, Inc. (a) (b)	138,100	6,660,563

		29,024,065

Gas Utilities—0.6%
AGL Resources, Inc. (b)	164,000	5,986,000

Health Care Equipment & Supplies—4.2%
DJ Orthopedics, Inc. (b)	646,213	26,837,226
Hologic, Inc. (a)	141,700	6,166,784
PolyMedica Corp. (b)	168,800	7,226,328

		40,230,338

Health Care Providers & Services—3.7%
HMS Holdings Corp.	329,800	4,162,076
Magellan Health Services, Inc. (b)	223,500	9,521,100
Per-Se Technologies, Inc. (b)	611,400	13,927,692
Radiation Therapy Services, Inc. (a) (b)	271,547	7,937,319

		35,548,187

Hotels, Restaurants & Leisure—6.1%
Gaylord Entertainment Co. (b)	175,100	7,678,135
Landry’s Restaurants, Inc. (b)	423,848	12,779,017
Orient-Express Hotels, Ltd. (Class A)	292,600	10,937,388
Pinnacle Entertainment, Inc.	378,300	10,637,796
Shuffle Master, Inc. (a) (b)	189,500	5,118,395
Sunterra Corp. (a)	135,908	1,539,838
Vail Resorts, Inc. (b)	256,600	10,269,132

		58,959,701

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—2.4%
Directed Electronics, Inc. (b)	652,583	$9,854,003
Jarden Corp. (b)	414,049	13,651,196

		23,505,199

Independent Power Producers & Energy Traders—0.9%
Black Hills Corp. (b)	259,600	8,725,156

Insurance—7.1%
Aspen Insurance Holdings, Ltd. (b)	515,300	13,310,199
Endurance Specialty Holdings, Ltd.	322,232	11,361,900
Hanover Insurance Group, Inc.	413,200	18,441,116
National Financial Partners Corp. (b)	270,858	11,113,304
Platinum Underwriters Holdings, Ltd.	478,300	14,745,989

		68,972,508

Internet Software & Services—1.0%
SkillSoft, Plc. (ADR) (a) (b)	1,539,600	9,838,044

IT Services—0.8%
CACI International, Inc. (Class A) (a) (b)	143,600	7,899,436

Leisure Equipment & Products—1.4%
Marvel Entertainment, Inc. (a) (b)	484,300	11,691,002
RC2 Corp. (a) (b)	40,737	1,365,912

		13,056,914

Machinery—0.5%
Kennametal, Inc.	77,200	4,373,380

Marine—1.0%
Kirby Corp. (b)	317,500	9,947,275

Media—1.7%
Regal Entertainment Group (b)	478,400	9,481,888
Scholastic Corp. (a) (b)	238,800	7,438,620

		16,920,508

Metals & Mining—0.5%
Century Aluminum Co. (b)	148,100	4,983,565

Multi-Utilities—0.8%
PNM Resources, Inc. (b)	289,800	7,989,786

Multiline Retail—1.1%
Saks, Inc. (a) (b)	592,700	10,241,856

Oil, Gas & Consumable Fuels—1.8%
Comstock Resources, Inc. (a)	252,000	6,841,800
Goodrich Petroleum Corp. (a) (b)	349,300	10,520,916

		17,362,716

Security Description	Shares	Value

Personal Products—0.6%
Bare Escentuals, Inc.	18,100	$491,415
NU Skin Enterprises, Inc. (b)	326,300	5,716,776

		6,208,191

Pharmaceuticals—0.8%
Axcan Pharma, Inc. (b)	580,320	7,927,171

Real Estate—5.3%
BioMed Realty Trust, Inc. (REIT)	325,600	9,878,704
Corporate Office Properties Trust (REIT) (b)	275,000	12,309,000
Education Realty Trust, Inc. (REIT) (b)	565,400	8,345,304
Innkeepers USA Trust (REIT) (b)	549,700	8,954,613
Strategic Hotel Capital, Inc. (REIT) (b)	583,600	11,601,968

		51,089,589

Road & Rail—0.5%
Vitran Corp., Inc.	239,700	4,434,450

Semiconductors & Semiconductor Equipment—1.8%
PMC-Sierra, Inc. (a) (b)	1,137,100	6,754,374
Trident Microsystems, Inc. (a) (b)	239,600	5,573,096
Varian Semiconductor Equipment Associates, Inc. (a)	130,500	4,789,350

		17,116,820

Software—3.0%
Hyperion Solutions Corp. (a)	293,900	10,133,672
Lawson Software, Inc. (b)	789,300	5,722,425
TIBCO Software, Inc. (a)	1,510,400	13,563,392

		29,419,489

Specialty Retail—3.7%
Big 5 Sporting Goods Corp. (b)	265,200	6,046,560
Genesco, Inc.	141,200	4,867,164
Guitar Center, Inc. (a) (b)	129,200	5,772,656
The Finish Line, Inc. (Class A) (b)	407,800	5,146,436
The Talbots, Inc. (b)	529,572	14,430,836

		36,263,652

Textiles, Apparel & Luxury Goods—1.6%
Phillips-Van Heusen Corp.	255,697	10,680,464
The Warnaco Group, Inc. (a) (b)	267,454	5,172,560

		15,853,024

Thrifts & Mortgage Finance—2.1%
First Niagara Financial Group, Inc. (b)	851,900	12,420,702
WSFS Financial Corp. (b)	131,270	8,163,681

		20,584,383

Total Common Stock (Identified Cost $906,095,633)		941,479,746

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—3.2%

Security Description	Face Amount	Value

Discount Notes—3.2%
Federal Home Loan Bank 4.796%, 10/02/06	$30,500,000	$30,496,272

Total Short Term Investments (Identified Cost $30,496,272)		30,496,272

Total Investments—100.4% (Identified Cost $936,591,905) (c)		971,976,018
Liabilities in excess of other assets		(3,445,853)

Total Net Assets—100%		$968,530,165

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $242,041,321 and the collateral received consisted of cash in the amount of $249,927,303.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $936,591,905 and the composition of unrealized appreciation and depreciation of investment securities was $61,593,462 and $(26,209,349), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Argon, Inc. (a)	62,675	$1,502,320
K&F Industries Holdings, Inc.	17,900	336,162

		1,838,482

Air Freight & Logistics—1.1%
Forward Air Corp.	39,500	1,307,055

Airlines—1.3%
JetBlue Airways Corp. (a)	78,200	724,914
Republic Airways Holdings, Inc. (a)	57,800	897,056

		1,621,970

Auto Components—1.6%
Drew Industries, Inc. (a)	45,600	1,151,856
Tenneco, Inc.	36,600	856,074

		2,007,930

Biotechnology—4.3%
Digene Corp. (a)	24,600	1,061,490
Keryx Biopharmaceuticals, Inc. (a)	57,400	679,042
Myogen, Inc. (a)	30,900	1,083,972
Myriad Genetics, Inc.	52,200	1,286,730
Panacos Pharmaceuticals, Inc. (a)	30,200	149,792
Telik, Inc. (a)	61,200	1,088,748

		5,349,774

Capital Markets—1.5%
Ares Capital Corp.	44,638	777,594
GFI Group, Inc. (a)	19,300	1,067,097

		1,844,691

Chemicals—2.2%
Cabot Corp.	18,600	691,920
FMC Corp. (a)	19,000	1,217,330
Minerals Technologies, Inc.	14,400	768,960

		2,678,210

Commercial Banks—3.4%
East West Bancorp, Inc.	13,500	534,735
First State Bancorp	21,218	551,031
Hancock Holding Co.	7,400	396,270
Signature Bank (a)	15,600	482,508
UCBH Holdings, Inc.	53,000	925,380
UMB Financial Corp.	9,700	354,729
Whitney Holdings Corp.	27,800	994,406

		4,239,059

Commercial Services & Supplies—1.0%
CDI Corp.	5,800	120,118
CoStar Group, Inc.	1,000	41,320
Global Cash Access, Inc. (a)	7,900	119,211
LECG Corp. (a)	49,600	930,496

		1,211,145

Security Description	Shares	Value

Communications Equipment—4.9%
Arris Group, Inc. (a)	99,900	$1,144,854
F5 Networks, Inc. (a)	16,500	886,380
Ixia (a)	123,800	1,103,058
Netgear, Inc. (a) (a)	27,800	572,402
Redback Networks, Inc. (a)	32,400	449,712
Riverbed Technology, Inc.	8,100	157,950
ViaSat, Inc. (a)	70,600	1,770,648

		6,085,004

Computers & Peripherals—1.4%
Rackable Systems, Inc. (a)	36,800	1,007,216
Xyratex, Ltd. (a)	35,700	680,442

		1,687,658

Construction Materials—0.7%
Headwaters, Inc. (a)	35,500	828,925

Diversified Consumer Services—1.5%
Jackson Hewitt Tax Service, Inc.	28,300	849,283
Strayer Education, Inc.	8,900	963,069

		1,812,352

Diversified Financial Services—0.7%
Financial Federal Corp.	31,800	852,240

Electronic Equipment & Instruments—4.7%
FLIR Systems, Inc. (a)	65,200	1,770,832
National Instruments Corp.	42,900	1,172,886
Tektronix, Inc.	47,700	1,379,961
Trimble Navigation, Ltd. (a)	32,850	1,546,578

		5,870,257

Energy Equipment & Services—3.7%
FMC Technologies, Inc. (a)	18,400	988,080
Helix Energy Solutions Group, Inc. (a)	56,200	1,877,080
Seitel, Inc. (a)	173,200	635,644
Superior Energy Services, Inc. (a)	41,100	1,079,286

		4,580,090

Health Care Equipment & Supplies—5.6%
Allscripts Heathcare Solutions, Inc. (a)	64,500	1,448,025
American Medical Systems Holdings, Inc. (a)	63,900	1,177,677
DexCom, Inc. (a)	68,400	761,292
Greatbatch, Inc. (a)	15,000	339,300
Mindray Medical International, Ltd.	16,000	267,040
Molecular Devices Corp. (a)	40,000	739,600
Trizetto Group (a)	71,000	1,074,940
Varian, Inc. (a)	25,900	1,188,033

		6,995,907

Health Care Providers & Services—3.6%
Parexel International Corp. (a)	47,000	1,555,230
Psychiatric Solutions, Inc. (a)	37,400	1,274,966

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
RehabCare Group, Inc. (a)	34,800	$455,880
VCA Antech, Inc. (a)	33,900	1,222,434

		4,508,510

Hotels, Restaurants & Leisure—6.7%
BJ’s Restaurants, Inc. (a)	35,400	779,154
Four Seasons Hotels, Inc.	18,900	1,206,765
Gaylord Entertainment Co.	22,900	1,004,165
Orient-Express Hotels, Ltd. (Class A)	47,100	1,760,598
Panera Bread Co. (a)	19,700	1,147,525
Penn National Gaming, Inc. (a)	55,900	2,041,468
Red Lion Hotels Corp. (a)	39,400	423,944

		8,363,619

Insurance—1.2%
Max Re Capital, Ltd.	28,000	642,880
National Financial Partners Corp.	19,100	783,673

		1,426,553

Internet Software & Services—2.8%
aQuantive, Inc. (a)	26,300	621,206
Ariba, Inc. (a)	105,600	790,944
Marchex, Inc. (a)	70,600	1,083,004
ValueClick, Inc. (a)	54,100	1,003,014

		3,498,168

IT Services—3.8%
BearingPoint, Inc. (a)	123,600	971,496
Heartland Payment Systems, Inc.	33,700	876,200
RightNow Technologies, Inc. (a)	64,200	1,002,162
Sapient Corp. (a)	331,500	1,806,675

		4,656,533

Machinery—1.8%
Flowserve Corp.	18,200	920,738
The Manitowoc Co., Inc.	28,500	1,276,515

		2,197,253

Marine—0.8%
American Commercial Lines, Inc. (a)	17,200	1,022,540

Metals & Mining—0.8%
RTI International Metals, Inc.	24,100	1,050,278

Oil, Gas & Consumable Fuels—3.0%
Alpha Natural Resources, Inc. (a)	30,200	475,952
Bill Barrett Corp. (a)	31,200	766,272
Denbury Resources, Inc. (a)	51,000	1,473,900
Mariner Energy, Inc. (a)	48,200	885,434
Western Refining, Inc.	5,100	118,524

		3,720,082

Personal Products—0.3%
Bare Escentuals, Inc.	13,800	374,670

Security Description	Shares	Value

Pharmaceuticals—4.4%
Adams Respiratory Therapeutics, Inc. (a)	25,500	$933,045
Angiotech Pharmaceuticals, Inc. (a)	44,600	391,142
Coley Pharmaceutical Group, Inc. (a)	57,000	650,940
Impax Laboratories, Inc. (a)	61,700	405,369
Penwest Pharmaceuticals Co. (a)	55,000	915,750
The Medicines Co. (a)	56,300	1,270,128
Trimeris, Inc. (a)	64,600	568,480
Vanda Pharmaceuticals, Inc. (a)	38,600	358,594

		5,493,448

Real Estate—3.5%
CapitalSource, Inc. (REIT)	48,800	1,260,016
FelCor Lodging Trust, Inc. (REIT)	53,600	1,074,680
Innkeepers USA Trust (REIT)	56,800	925,272
LaSalle Hotel Properties (REIT)	24,400	1,057,496

		4,317,464

Road & Rail—1.2%
Knight Transportation, Inc.	87,375	1,481,006

Semiconductors & Semiconductor Equipment—9.7%
Atheros Communications, Inc. (a)	74,300	1,347,059
FormFactor, Inc. (a)	21,400	901,582
Microsemi Corp.	65,620	1,236,937
Microtune, Inc. (a)	84,900	412,614
Netlogic Microsystems, Inc. (a)	50,400	1,278,648
Power Integrations, Inc. (a)	73,000	1,430,800
Silicon Laboratories, Inc. (a)	43,100	1,336,962
SiRF Technology Holdings, Inc. (a)	30,800	738,892
Trident Microsystems, Inc. (a)	35,300	821,078
Varian Semiconductor Equipment Associates, Inc. (a)	69,700	2,557,990

		12,062,562

Software—5.0%
Blackbaud, Inc.	18,100	398,019
Entrust, Inc. (a)	147,600	510,696
Micros Systems, Inc. (a)	22,600	1,105,592
Nuance Communications, Inc. (a)	135,000	1,102,950
Quest Software, Inc. (a)	84,700	1,209,516
THQ, Inc. (a)	31,250	911,563
Witness Systems, Inc. (a)	52,200	915,066

		6,153,402

Specialty Retail—5.0%
Christopher & Banks Corp.	37,800	1,114,344
Cost Plus, Inc. (a)	41,700	499,149
Hot Topic, Inc. (a)	57,100	636,094
J. Crew Group, Inc. (a)	41,500	1,247,905
Select Comfort Corp. (a)	58,500	1,279,980
Tractor Supply Co. (a)	21,600	1,042,416
Zumiez, Inc. (a)	16,300	440,100

		6,259,988

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.4%
CROCS, Inc. (a)	14,800	$502,460

Thrifts & Mortgage Finance—1.5%
Clayton Holdings, Inc. (a)	55,600	698,892
Doral Financial Corp.	105,800	697,222
Franklin Bank Corp. (a)	22,000	437,360

		1,833,474

Trading Companies & Distributors—0.6%
Beacon Roofing Supply, Inc. (a)	39,100	791,384

Total Common Stock (Identified Cost $115,296,474)		120,524,143

Short Term Investments—2.1%
Security Description	Face Amount	Value

Discount Notes—2.1%
Federal Home Loan Bank 1.583%, 10/02/06	$2,600,000	$2,599,657

Total Short Term Investments (Identified Cost $2,599,657)		2,599,657

Total Investments—99.3% (Identified Cost $117,896,131) (b)		123,123,800
Other assets less liabilities		884,319

Total Net Assets—100%		$124,008,119

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $117,896,131 and the composition of unrealized appreciation and depreciation of investment securities was $13,813,450 and $(8,585,781), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Essex Corp. (a) (b)	98,225	$1,709,115
Moog, Inc.	140,800	4,880,128

		6,589,243

Auto Components—0.2%
Gentex Corp. (a)	78,550	1,116,196

Automobiles—0.3%
Winnebago Industries, Inc. (a)	37,175	1,166,552

Biotechnology—1.8%
BioMarin Pharmaceutical, Inc. (a) (b)	95,375	1,357,186
Cubist Pharmaceuticals, Inc. (a) (b)	50,975	1,108,197
Digene Corp. (b)	32,375	1,396,981
Keryx Biopharmaceuticals, Inc. (a) (b)	99,450	1,176,494
Myogen, Inc. (a) (b)	33,550	1,176,934
Nuvelo, Inc. (a) (b)	64,675	1,179,672
Theravance, Inc. (a) (b)	43,775	1,183,676

		8,579,140

Building Products—0.7%
Griffon Corp. (a) (b)	98,375	2,348,211
Lennox International, Inc.	36,250	830,125

		3,178,336

Capital Markets—1.2%
Affiliated Managers Group, Inc. (a) (b)	10,200	1,021,122
GFI Group, Inc. (a) (b)	31,025	1,715,372
Investment Technology Group, Inc.	39,725	1,777,694
Stifel Financial Corp. (a)	26,200	831,588

		5,345,776

Chemicals—1.9%
Cytec Industries, Inc.	44,525	2,475,145
FMC Corp. (b)	24,825	1,590,538
MacDermid, Inc.	49,250	1,606,535
Minerals Technologies, Inc. (a)	25,525	1,363,035
Spartech Corp.	75,750	2,027,828

		9,063,081

Commercial Banks—6.9%
Alabama National Bancorp (a)	30,075	2,052,619
Capital Corp. of the West	23,975	743,705
Centerstate Banks of Florida, Inc. (a)	63,400	1,274,340
Community Bancorp N.V. (b)	37,450	1,142,600
CVB Financial Corp. (a)	114,788	1,695,419
East West Bancorp, Inc.	131,750	5,218,618
First Charter Corp.	65,750	1,581,945
First Midwest Bancorp, Inc.	67,375	2,552,839
First State Bancorp	74,582	1,936,895
IBERIABANK Corp. (a)	33,074	2,017,514
Independent Bank Corp. (a)	41,278	1,002,220
Midwest Banc Holdings, Inc. (a)	35,600	869,352
Pennsylvania Commerce Bancorp, Inc. (a) (b)	34,100	895,125
PrivateBancorp, Inc. (a)	42,025	1,921,383
Seacoast Banking Corp. (a)	53,850	1,626,270

Security Description	Shares	Value

Commercial Banks—(Continued)
Signature Bank (b)	70,250	$2,172,833
Sterling Bancshares, Inc.	61,725	1,249,931
Texas Regional Bancshares, Inc.	38,193	1,468,521
United Community Bank, Inc. (a)	36,075	1,084,054

		32,506,183

Commercial Services & Supplies—7.6%
Adesa, Inc.	31,550	729,121
American Ecology Corp. (a)	55,225	1,090,142
American Reprographics Co. (b)	59,900	1,920,394
CRA International, Inc. (a) (b)	42,050	2,004,103
Huron Consulting Group, Inc. (b)	68,425	2,682,260
ICT Group, Inc. (b)	85,325	2,685,178
Kenexa Corp. (b)	65,100	1,641,822
McGrath Rentcorp	91,900	2,352,640
Mobile Mini, Inc. (b)	74,300	2,110,863
Navigant Consulting, Inc. (a) (b)	163,825	3,286,330
On Assignment, Inc. (b)	183,725	1,802,342
PeopleSupport, Inc. (a) (b)	168,725	3,121,413
Rollins, Inc.	126,625	2,673,054
Standard Parking Corp.	11,175	350,672
The Advisory Board Co. (a) (b)	59,550	3,008,466
The Corporate Executive Board Co.	22,875	2,056,691
Waste Connections, Inc. (b)	55,674	2,110,601

		35,626,092

Communications Equipment—3.7%
Adtran, Inc.	116,675	2,781,532
Anaren, Inc. (b)	51,150	1,077,731
CommScope, Inc. (a) (b)	111,000	3,647,460
Comtech Telecommunications Corp. (a) (b)	45,050	1,508,274
Foundry Networks, Inc. (b)	169,575	2,229,911
Oplink Communications, Inc. (a) (b)	91,325	1,824,674
Redback Networks, Inc. (a) (b)	101,225	1,405,003
Sonus Networks, Inc. (a) (b)	268,775	1,413,757
Stratex Networks, Inc.	137,799	611,828
Tekelec, Inc. (a) (b)	69,450	900,072

		17,400,242

Computers & Peripherals—1.0%
Electronics for Imaging, Inc. (a) (b)	83,700	1,915,056
Hutchinson Technology, Inc. (a) (b)	32,075	674,537
Imation Corp.	34,075	1,368,111
Komag, Inc. (a) (b)	22,250	711,110

		4,668,814

Construction & Engineering—1.0%
Insituform Technologies, Inc. (a) (b)	103,175	2,505,089
Michael Baker Corp.	39,600	806,256
Washington Group International, Inc. (b)	25,800	1,518,588

		4,829,933

Construction Materials—0.5%
Eagle Materials, Inc.	19,725	664,338
Texas Industries, Inc. (a)	35,175	1,831,211

		2,495,549

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—1.8%
Advanta Corp. (Class B)	86,828	$3,203,953
Dollar Financial Corp. (b)	95,275	2,078,901
First Cash Financial Services (b)	102,600	2,112,534
United PanAm Financial Corp. (b)	77,725	1,203,183

		8,598,571

Containers & Packaging—0.4%
Rock Tennessee Co.	100,075	1,981,485

Diversified Consumer Services—1.7%
Bright Horizons Family Solutions, Inc. (b)	23,750	991,088
Regis Corp. (a)	20,150	722,378
Sotheby’s Holdings, Inc. (Class A)	68,425	2,206,022
Steiner Leisure, Ltd.(b)	53,450	2,247,573
Vertrue, Inc. (a) (b)	38,825	1,526,599

		7,693,660

Diversified Financial Services—0.1%
Medallion Financial Corp. (a)	43,125	475,669

Diversified Telecommunication Services—1.0%
Cogent Communications Group, Inc. (b)	172,325	1,997,247
Commonwealth Telephone Enterprises, Inc.	24,350	1,003,951
Iowa Telecommunications Services, Inc. (a)	82,525	1,633,170

		4,634,368

Electric Utilities—0.6%
Allete, Inc.	16,350	710,408
ITC Holdings Corp. (a)	26,275	819,780
Portland General Electric Co. (a)	50,250	1,226,603

		2,756,791

Electrical Equipment—1.5%
General Cable Corp. (a)	79,525	3,038,650
II-VI, Inc. (b)	100,500	2,504,460
The Lamson & Sessions Co. (a)	55,350	1,318,437

		6,861,547

Electronic Equipment & Instruments—1.6%
Anixter International, Inc. (b)	46,750	2,639,973
Daktronics, Inc.	28,225	583,975
Excel Technology, Inc. (b)	45,250	1,338,948
Keithley Instruments, Inc.	85,900	1,095,225
Rofin-Sinar Technologies, Inc. (b)	30,850	1,874,755

		7,532,876

Energy Equipment & Services—2.0%
Dril-Quip, Inc. (a) (b)	29,575	2,001,636
FMC Technologies, Inc. (b)	26,275	1,410,968
Oil States International, Inc. (b)	65,275	1,795,063
Tesco Corp. (b)	69,850	1,081,977
Universal Compression Holdings, Inc. (b)	60,225	3,219,026

		9,508,670

Security Description	Shares	Value

Food & Staples Retailing—0.7%
Casey’s General Stores, Inc.	57,675	$1,284,422
Smart & Final, Inc.	117,425	2,004,445

		3,288,867

Food Products—0.6%
J & J Snack Foods Corp.	40,451	1,258,026
Ralcorp Holdings, Inc. (b)	31,075	1,498,747

		2,756,773

Gas Utilities—1.3%
ONEOK, Inc.	32,675	1,234,788
UGI Corp.	189,175	4,625,329

		5,860,117

Health Care Equipment & Supplies—6.3%
Allscripts Heathcare Solutions, Inc. (a) (b)	64,300	1,443,535
American Medical Systems Holdings, Inc. (a) (b)	117,975	2,174,279
Arrow International, Inc.	53,225	1,693,087
ArthroCare Corp. (a) (b)	46,550	2,181,333
Charles River Laboratories International, Inc. (b)	15,775	684,793
Conor Medsystems, Inc. (a) (b)	57,375	1,352,329
Emageon, Inc. (a) (b)	128,725	2,006,823
Hologic, Inc. (b)	43,825	1,907,264
Intermagnetics General Corp. (a) (b)	74,962	2,027,722
Inverness Medical Innovations, Inc. (a) (b)	58,850	2,045,626
Meridian Bioscience, Inc.	69,000	1,622,190
NuVasive, Inc. (a) (b)	94,675	1,903,914
PolyMedica Corp. (a)	57,650	2,467,997
Spectranetics Corp. (b)	124,025	1,451,093
Symmetry Medical, Inc. (a) (b)	58,600	884,274
Viasys Healthcare, Inc. (b)	77,500	2,111,100
West Pharmaceutical Services, Inc.	40,875	1,605,161

		29,562,520

Health Care Providers & Services—2.5%
AMN Healthcare Services, Inc. (b)	92,925	2,206,969
HealthExtras, Inc. (b)	80,400	2,276,124
Healthspring, Inc. (b)	76,875	1,479,844
inVentiv Health, Inc. (b)	90,400	2,895,512
NovaMed, Inc. (b)	233,800	1,842,344
Option Care, Inc. (a)	84,675	1,133,798

		11,834,591

Hotels, Restaurants & Leisure—2.2%
Bob Evans Farms, Inc.	67,350	2,039,358
CEC Entertainment, Inc. (b)	85,225	2,685,440
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	97,225	2,186,590
Morton’s Restaurant Group, Inc. (b)	76,325	1,176,168
Pinnacle Entertainment, Inc.	34,675	975,061
Trump Entertainment Resorts, Inc. (a) (b)	71,850	1,218,576

		10,281,193

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.4%
Lifetime Brands, Inc. (a)	45,750	$847,290
Sealy Corp. (a)	92,300	1,205,438

		2,052,728

Insurance—5.1%
American Equity Investment Life (a)	163,475	2,005,838
AmerUs Group Co.	21,125	1,436,711
Arch Capital Group, Ltd. (b)	44,100	2,799,909
Argonaut Group, Inc. (a)	46,550	1,444,447
Delphi Financial Group, Inc.	77,268	3,081,448
Midland Co.	27,755	1,202,347
National Financial Partners Corp. (a)	64,725	2,655,667
ProAssurance Corp. (b)	40,625	2,002,000
Protective Life Corp.	29,400	1,345,050
RLI Corp.	42,975	2,182,700
The Navigators Group, Inc. (b)	41,700	2,002,017
United Fire & Casualty Co.	55,050	1,723,065

		23,881,199

Internet & Catalog Retail—0.4%
Coldwater Creek, Inc. (a) (b)	56,567	1,626,867
FTD Group, Inc. (b)	4,550	70,298

		1,697,165

Internet Software & Services—1.6%
aQuantive, Inc. (a) (b)	62,575	1,478,022
Digitas, Inc. (b)	144,175	1,386,964
j2 Global Communications, Inc. (a) (b)	48,125	1,307,556
Online Resources Corp. (b)	165,675	2,029,519
Websense, Inc. (b)	63,500	1,372,235

		7,574,296

IT Services—2.3%
Heartland Payment Systems, Inc. (a)	68,975	1,793,350
Lightbridge, Inc. (b)	142,400	1,668,928
Perot Systems Corp. (Class A) (b)	141,450	1,950,596
SRA International, Inc. (a) (b)	74,350	2,234,961
Wright Express Corp. (b)	130,750	3,145,845

		10,793,680

Leisure Equipment & Products—0.3%
Smith & Wesson Holding Corp. (a) (b)	108,200	1,501,816

Machinery—4.5%
Actuant Corp. (a)	47,225	2,365,973
Albany International Corp. (Class A)	71,250	2,267,175
American Science & Engineering, Inc. (a) (b)	34,950	1,695,774
Barnes Group, Inc.	120,925	2,123,443
Commercial Vehicle Group, Inc. (b)	67,200	1,294,272
ESCO Technologies, Inc. (a) (b)	11,775	542,121
Flow International Corp. (a) (b)	186,500	2,418,905
Harsco Corp.	26,700	2,073,255
IDEX Corp.	21,337	918,558
Nordson Corp.	24,775	987,532
RBC Bearings, Inc. (b)	189,235	4,570,025

		21,257,033

Security Description	Shares	Value

Marine—0.3%
American Commercial Lines, Inc. (a) (b)	22,675	$1,348,029

Media—2.4%
Alloy, Inc. (a)	118,800	1,403,028
Harte-Hanks, Inc.	84,475	2,225,916
John Wiley & Sons, Inc.	96,100	3,460,561
Journal Communications, Inc.	122,075	1,375,785
Live Nation, Inc. (b)	134,150	2,739,343

		11,204,633

Metals & Mining—0.7%
Chaparral Steel Co.	50,150	1,708,109
Reliance Steel & Aluminum Co.	49,100	1,578,074

		3,286,183

Multi-Utilities—0.6%
NorthWestern Corp.	82,475	2,884,976

Multiline Retail—0.4%
Big Lots, Inc. (a) (b)	34,775	688,893
Dollar Tree Stores, Inc. (b)	41,525	1,285,614

		1,974,507

Mutual Funds—0.6%
iShares Russell 2000 Value Index Fund (a)	37,775	2,785,906

Oil, Gas & Consumable Fuels—2.6%
Alpha Natural Resources, Inc. (a) (b)	99,050	1,561,028
Arena Resources, Inc. (a) (b)	36,550	1,173,986
ATP Oil & Gas Corp. (b)	34,850	1,287,359
Denbury Resources, Inc. (b)	71,450	2,064,905
Helix Energy Solutions Group, Inc. (b)	111,502	3,724,162
Mariner Energy, Inc. (b)	70,475	1,294,626
Parallel Petroleum Corp. (b)	60,275	1,209,117

		8,591,021

Pharmaceuticals—0.5%
Perrigo Co. (a)	43,950	745,832
Santarus, Inc. (a) (b)	207,100	1,536,682

		2,282,514

Real Estate—4.8%
BioMed Realty Trust, Inc. (REIT) (a)	86,900	2,636,546
CBL & Associates Properties, Inc. (REIT)	49,475	2,073,497
Corporate Office Properties Trust (REIT)	60,175	2,693,433
First Potomac Realty Trust (REIT)	86,025	2,599,676
Jones Lang LaSalle, Inc.	21,975	1,878,423
Kite Realty Group Trust (REIT)	126,775	2,160,246
LaSalle Hotel Properties (REIT)	61,175	2,651,325
Newcastle Investment Corp. (REIT) (a)	64,400	1,765,204
Potlatch Corp. (REIT) (a)	29,017	1,076,531
Trammell Crow Co. (a) (b)	53,700	1,960,587
Windrose Medical Properties Trust (REIT) (a)	65,200	1,152,736

		22,648,204

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.1%
Genesee & Wyoming, Inc. (b)	46,975	$1,090,760
Laidlaw International, Inc.	84,425	2,307,335
Landstar System, Inc.	22,200	947,940
Marten Transport, Ltd. (b)	40,262	688,078

		5,034,113

Semiconductors & Semiconductor Equipment—3.9%
ATMI, Inc. (b)	60,200	1,750,014
Cypress Semiconductor Corp. (a) (b)	88,100	1,565,537
Diodes, Inc. (a) (b)	34,562	1,492,042
DSP Group, Inc. (b)	61,150	1,397,278
Entegris, Inc. (a) (b)	204,100	2,226,731
Fairchild Semiconductor International, Inc. (b)	110,275	2,062,143
Integrated Device Technology, Inc. (b)	98,325	1,579,100
Netlogic Microsystems, Inc. (a) (b)	61,025	1,548,204
Tessera Technologies, Inc. (a) (b)	72,600	2,525,028
Volterra Semiconductor Corp. (a) (b)	122,400	1,989,000

		18,135,077

Software—3.1%
Blackboard, Inc. (a) (b)	68,775	1,822,538
Hyperion Solutions Corp. (b)	70,225	2,421,358
Informatica Corp. (a) (b)	164,100	2,230,119
MapInfo Corp. (b)	88,400	1,134,172
Opsware, Inc.	119,100	1,073,091
Progress Software Corp. (b)	35,125	913,250
Quest Software, Inc. (b)	175,825	2,510,781
The Ultimate Software Group, Inc. (a) (b)	96,250	2,264,763

		14,370,072

Specialty Retail—2.3%
Dick’s Sporting Goods, Inc. (a) (b)	61,575	2,802,866
Guess?, Inc. (a) (b)	36,875	1,789,544
Jo-Ann Stores, Inc. (a)	92,700	1,549,944
Pier 1 Imports, Inc. (a)	75,725	561,880
Rent-A-Center, Inc. (b)	86,875	2,544,569
Sonic Automotive, Inc. (a)	74,025	1,709,237

		10,958,040

Textiles, Apparel & Luxury Goods—3.2%
Carter’s, Inc. (a) (b)	39,275	1,036,467
Fossil, Inc. (a) (b)	136,100	2,931,594
Hanesbrands, Inc. (b)	63,900	1,438,389
Movado Group, Inc. (a)	90,475	2,299,875
Phillips-Van Heusen Corp.	65,475	2,734,891
Quiksilver, Inc. (a) (b)	227,050	2,758,658
Under Armour, Inc. (a) (b)	39,375	1,575,788

		14,775,662

Thrifts & Mortgage Finance—0.5%
PFF Bancorp, Inc.	63,425	2,349,262

Security Description	Shares	Value

Trading Companies & Distributors—1.5%
Aircastle, Ltd. (a)	50,375	$1,463,898
Electro Rent Corp. (b)	57,773	982,719
NuCo2, Inc. (a) (b)	97,800	2,630,820
Williams Scotsman International, Inc. (a) (b)	99,800	2,131,728

		7,209,165

Water Utilities—0.3%
American State Water Co. (a)	35,450	1,355,963

Wireless Telecommunication Services—0.5%
SBA Communications Corp. (b)	90,325	2,197,607

Total Common Stock (Identified Cost $383,236,056)		452,065,848

Short Term Investments—4.1%
Security Description	Face Amount	Value

Commercial Paper—4.1%
New Center Asset Trust 3.750%, 10/02/06	$19,448,000	19,445,974

Total Short Term Investments (Identified Cost $19,445,974)		19,445,974

Total Investments—100.5% (Identified Cost $402,682,030) (c)		471,511,822
Liabilities in excess of other assets		(2,535,985)

Total Net Assets—100%		$468,975,865

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $110,475,966 and the collateral received consisted of cash in the amount of $114,262,660.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $402,682,030 and the composition of unrealized appreciation and depreciation of investment securities was $77,520,903 and $(8,691,111), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—95.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
AAR Corp. (a)	14,050	$334,952
Argon, Inc. (a) (b)	4,467	107,074
BE Aerospace, Inc.	26,703	563,166
Ceradyne, Inc. (a) (b)	9,065	372,481
Cubic Corp.	5,113	100,113
Curtiss Wright Corp. (a)	15,488	470,061
DynCorp. International, Inc. (a)	9,367	117,931
EDO Corp. (a)	5,132	117,420
Essex Corp. (b)	5,739	99,859
Esterline Technologies Corp. (a)	9,672	326,527
GenCorp, Inc. (a)	19,106	245,321
HEICO Corp. (Class A)	371	10,778
HEICO Corp. (Class B) (a)	8,239	282,598
Hexcel Corp. (a)	31,586	446,942
K&F Industries Holdings, Inc. (a)	6,476	121,619
Ladish, Inc. (a)	4,826	139,375
Moog, Inc. (a)	12,547	434,879
MTC Technologies, Inc. (a) (b)	3,316	79,717
Orbital Sciences Corp. (b)	21,384	401,378
Taser International, Inc. (a)	19,871	152,212
Teledyne Technologies, Inc. (b)	11,430	452,628
Triumph Group, Inc. (a)	5,638	238,769
United Industrial Corp. (a)	4,197	224,540

		5,840,340

Air Freight & Logistics—0.4%
ABX Air, Inc. (a)	19,408	109,073
Atlas Air Worldwide Holdings, Inc. (a)	6,791	295,544
Dynamex, Inc. (a)	4,083	84,722
EGL, Inc. (a)	10,629	387,321
Forward Air Corp. (a)	11,946	395,293
Hub Group, Inc. (Class A)	13,822	314,865
Pacer International, Inc. (a)	14,280	396,413

		1,983,231

Airlines—0.5%
AirTran Holdings, Inc. (a) (b)	29,983	297,431
Alaska Air Group, Inc. (b)	13,391	509,394
ExpressJet Holdings, Inc. (a)	15,961	105,502
Frontier Airlines Holdings, Inc. (a)	12,420	102,465
JetBlue Airways Corp. (a) (b)	65,150	603,941
Mesa Air Group, Inc. (a)	14,947	115,989
Republic Airways Holdings, Inc. (a) (b)	11,258	174,724
SkyWest, Inc.	22,113	542,211

		2,451,657

Auto Components—0.7%
Aftermarket Technology Corp. (a)	7,198	127,836
American Axle & Manufacturing Holdings, Inc. (a)	17,721	295,763
ArvinMeritor, Inc. (a)	26,037	370,767
Bandag, Inc. (a)	4,766	195,597
Cooper Tire & Rubber Co. (a)	21,039	211,652
Drew Industries, Inc. (a) (b)	6,424	162,270
GenTek, Inc. (a)	3,403	93,957
Lear Corp. (a) (b)	22,745	470,822
LKQ Corp. (a) (b)	15,508	340,711

Security Description	Shares	Value

Auto Components—(Continued)
Modine Manufacturing Co. (a)	13,136	$319,599
Sauer-Danfoss, Inc. (a)	3,084	73,954
Superior Industries International, Inc. (a)	7,938	133,279
Tenneco, Inc. (b)	15,670	366,521
Visteon Corp.	44,218	360,377

		3,523,105

Automobiles—0.1%
Fleetwood Enterprises, Inc. (a)	23,099	155,456
Monaco Coach Corp. (a) (b)	9,051	100,828
Winnebago Industries, Inc. (a)	11,901	373,453

		629,737

Beverages—0.1%
Boston Beer, Inc. (a) (b)	4,833	158,764
Coca-Cola Bottling Co.	2,141	132,699
Jones Soda Co. (a)	8,544	76,469
MGP Ingredients, Inc. (a)	3,407	72,467

		440,399

Biotechnology—3.0%
Affymetrix, Inc. (a)	23,115	498,359
Albany Molecular Research, Inc. (a)	8,652	80,983
Alexion Pharmaceuticals, Inc. (a)	10,417	353,970
Alkermes, Inc. (a) (b)	32,024	507,580
Alnylam Pharmaceuticals, Inc. (a)	11,811	170,197
Applera Corp.—Celera Genomics (a)	25,586	356,157
Arena Pharmaceuticals, Inc.	16,001	191,692
Ariad Pharmaceuticals, Inc. (a)	21,812	95,100
Array Biopharma, Inc.	20,217	172,249
BioCryst Pharmaceuticals, Inc. (a)	8,872	110,634
Bioenvision, Inc. (a)	13,768	75,862
BioMarin Pharmaceutical, Inc. (a) (b)	29,613	421,393
Cell Genesys, Inc. (a)	14,634	66,877
Cepheid, Inc. (a)	20,040	144,689
Cubist Pharmaceuticals, Inc. (b)	19,499	423,908
CV Therapeutics, Inc. (a)	19,908	221,775
deCODE genetics, Inc. (a) (b)	23,851	131,181
Dendreon Corp. (a)	26,010	116,265
Digene Corp. (a) (b)	5,915	255,232
Diversa Corp. (a)	12,014	96,352
Encysive Pharmaceuticals, Inc. (a) (b)	24,646	105,978
Enzo Biochem, Inc. (a)	10,914	133,042
Enzon Pharmaceuticals, Inc. (a)	15,476	127,677
Exelixis, Inc. (a) (b)	27,242	237,278
Geron Corp. (a)	22,774	142,793
Hana Biosciences, Inc. (a)	10,463	71,776
Human Genome Sciences, Inc. (a) (b)	44,018	507,968
ICOS Corp. (a) (b)	22,238	557,284
Idenix Pharmaceuticals, Inc. (a) (b)	9,534	92,480
Incyte Corp. (a) (b)	27,378	115,809
Indevus Pharmaceuticals, Inc. (a)	19,151	113,374
InterMune, Inc. (a) (b)	10,030	164,693
ISIS Pharmaceuticals, Inc. (a)	26,008	186,737
Kendle International, Inc. (a)	4,547	145,595

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Keryx Biopharmaceuticals, Inc. (a) (b)	15,693	$185,648
Lexicon Genetics, Inc. (a)	20,699	78,035
Luminex Corp. (a)	11,692	213,145
MannKind Corp. (a) (b)	8,062	153,178
Martek Biosciences Corp. (b)	12,359	265,842
Maxygen, Inc. (a)	11,376	94,535
Medarex, Inc. (a)	46,835	503,008
Momenta Pharmaceuticals, Inc. (a)	8,618	116,515
Monogram Biosciences, Inc. (a)	40,442	61,876
Myogen, Inc. (a) (b)	14,784	518,623
Myriad Genetics, Inc. (a)	13,728	338,395
Nabi Biopharmaceuticals (a) (b)	19,772	114,282
Neurocrine Biosciences, Inc. (a) (b)	12,908	138,761
Northfield Laboratories, Inc. (a)	8,731	125,377
Novavax, Inc. (a)	23,794	90,179
Nuvelo, Inc. (a) (b)	17,277	315,132
Onyx Pharmaceuticals, Inc. (a) (b)	14,156	244,757
OSI Pharmaceuticals, Inc.	19,467	730,597
Palatin Technologies, Inc.	1	2
Panacos Pharmaceuticals, Inc. (a) (b)	19,898	98,694
Peregrine Pharmaceuticals, Inc. (a)	68,383	86,846
Pharmanet Development Group, Inc. (a)	6,279	122,001
Pharmion Corp. (a) (b)	8,108	174,727
PRA International (a)	6,738	179,837
Progenics Pharmaceuticals, Inc.	8,091	189,815
Regeneron Pharmaceuticals, Inc. (a)	16,549	259,654
Renovis, Inc. (a)	8,182	112,584
Rigel Pharmaceuticals, Inc. (a) (b)	9,576	98,346
Savient Pharmaceuticals, Inc. (a)	20,981	136,586
Senomyx, Inc. (a) (b)	10,540	162,000
Sirna Therapeutics, Inc. (a)	16,389	91,287
Solexa, Inc. (a)	9,177	80,941
Tanox, Inc. (a)	7,862	92,929
Telik, Inc. (a) (b)	19,117	340,091
United Therapeutics Corp. (a)	8,930	469,182
Zymogenetics, Inc. (a)	12,336	208,108

		14,384,454

Building Products—0.6%
AAON, Inc. (a)	3,329	75,934
American Woodmark Corp. (a)	3,650	122,969
Ameron International Corp.	3,679	244,433
Apogee Enterprises, Inc. (a)	10,965	166,778
Builders Firstsource, Inc. (a)	5,203	79,242
Elk Corp. (a)	6,570	178,376
Goodman Global, Inc. (a)	8,577	114,503
Griffon Corp. (a) (b)	11,786	281,332
Insteel Industries, Inc. (a)	4,954	98,436
Jacuzzi Brands, Inc. (a)	26,825	267,982
NCI Building Systems, Inc. (a)	6,863	399,221
PW Eagle, Inc. (a)	3,763	112,928
Simpson Manufacturing Co. , Inc. (a)	13,456	363,716
Trex Co., Inc. (a) (b)	4,101	99,080
Universal Forest Products, Inc. (a)	5,792	284,098

		2,889,028

Security Description	Shares	Value

Capital Markets—1.1%
Apollo Investment Corp. (a)	27,478	$563,574
Ares Capital Corp.	17,340	302,063
Calamos Asset Management, Inc. (a)	7,563	221,747
Capital Southwest Corp. (a)	913	108,784
Cohen & Steers, Inc. (a)	4,670	151,121
Gamco Investors, Inc. (a)	2,073	78,898
GFI Group, Inc. (a) (b)	4,137	228,735
Gladstone Capital Corp. (a)	3,939	86,697
Greenhill & Co., Inc. (a)	6,013	402,991
Harris & Harris Group, Inc. (a) (b)	7,641	93,831
Knight Capital Group, Inc.	37,025	673,855
LaBranche & Co., Inc. (a) (b)	17,128	177,617
MarketAxess Holdings, Inc. (a)	14,371	150,464
MCG Capital Corp. (a)	18,618	304,032
optionsXpress Holdings, Inc. (a)	7,020	195,718
Piper Jaffray Co. (a)	7,865	476,776
Stifel Financial Corp. (a)	4,207	133,530
SWS Group, Inc.	5,459	135,875
Technology Investment Capital Corp. (a)	8,657	126,652
TradeStation Group, Inc. (a)	8,870	133,671
Waddell & Reed Financial, Inc. (Class A) (a)	31,402	777,200

		5,523,831

Chemicals—1.6%
A. Schulman, Inc.	10,504	246,949
American Vanguard Corp. (a)	4,991	69,874
Arch Chemicals, Inc.	7,821	222,507
Aventine Renewable Energy Holdings, Inc.	10,499	224,574
Balchem Corp. (a)	3,922	77,616
Cambrex Corp.	9,629	199,417
CF Industries Holdings, Inc.	18,892	322,486
Ferro Corp.	15,010	266,878
Georgia Gulf Corp. (a)	11,817	324,022
H.B. Fuller Co. (a)	20,366	477,379
Hercules, Inc. (b)	39,017	615,298
Innospec, Inc. (a)	5,648	167,746
MacDermid, Inc. (a)	9,830	320,655
Minerals Technologies, Inc. (a)	6,658	355,537
NewMarket Corp.	5,976	347,564
Olin Corp. (a)	24,554	377,149
OM Group, Inc.	10,023	440,411
Omnova Solutions, Inc. (a)	15,030	62,825
Pioneer Companies, Inc. (a)	4,217	103,359
PolyOne Corp. (a)	31,965	266,268
Rockwood Holdings, Inc.	12,049	240,739
Sensient Technologies Corp. (a)	17,198	336,565
Spartech Corp.	10,539	282,129
Symyx Technologies, Inc. (b)	11,655	246,969
Terra Industries, Inc. (a)	38,940	300,227
Tronox, Inc. (a)	13,666	174,515
W.R. Grace & Co. (a)	27,108	359,452
Zoltek Companies, Inc. (a)	5,861	149,749

		7,578,859

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—7.5%
1st Source Corp. (a)	4,396	$129,776
Alabama National Bancorp (a)	5,141	350,873
Amcore Financial, Inc. (a)	8,213	248,772
Americanwest Bancorp	3,389	72,016
Ameris Bancorp (a)	5,673	154,362
Arrow Financial Corp. (a)	3,624	91,893
Bancfirst Corp.	3,574	166,977
Banctrust Financial Group, Inc. (a)	3,598	100,348
Bank of Granite Corp.	6,603	115,742
Bank of the Ozarks, Inc. (a)	4,816	163,118
BankFinancial Corp. (a)	7,767	135,845
Banner Corp. (a)	4,200	172,368
Boston Private Financial Holdings, Inc. (a)	11,538	321,679
Cadence Financial Corp.	3,516	71,269
Camden National Corp.	3,268	131,374
Capital City Bank Group, Inc. (a)	5,262	163,648
Capital Corp. of the West	3,036	94,177
Capitol Bancorp, Ltd.	5,117	227,707
Cardinal Financial Corp. (a)	7,941	87,033
Cascade Bancorp. (a)	7,795	292,702
Cass Information Systems, Inc. (a)	2,148	71,120
Cathay General Bancorp (a) (b)	19,205	693,301
Centennial Bank Holdings, Inc. (a)	20,017	193,765
Center Financial Corp.	4,207	100,042
Central Pacific Financial Corp. (a)	10,529	385,151
Chemical Financial Corp. (a)	8,203	243,465
Chittenden Corp.	16,114	462,311
Citizens Banking Corp. (a)	15,545	408,212
City Holdings Co. (a)	6,400	255,168
Cobiz, Inc. (a)	5,100	116,586
Columbia BanCorp	3,598	88,475
Columbia Banking Systems, Inc. (a)	6,690	214,147
Community Bancorp N.V. (b)	2,287	69,776
Community Bancorp, Inc. (a)	1,840	75,219
Community Bank Systems, Inc. (a)	10,287	227,960
Community Bank, Inc. (a)	8,852	237,234
Community Trust Bancorp, Inc. (a)	4,810	181,097
CVB Financial Corp.	22,684	335,043
Enterprise Financial Services Corp. (a)	3,091	95,388
F.N.B. Corp. (a)	19,868	331,001
F.N.B. Corp. (Virginia) (a)	2,623	94,454
Farmers Capital Bank Corp.	2,435	82,473
First Bancorp (a)	4,498	91,669
First Bancorp (Puerto Rico)	24,029	265,761
First Charter Corp. (a)	10,739	258,380
First Commonwealth Financial Corp. (a)	24,741	322,375
First Community Bancorp, Inc.	6,580	368,151
First Community Bancshares, Inc. (a)	3,168	105,716
First Financial Bancorp (a)	11,494	182,870
First Financial Bankshares, Inc. (a)	7,129	271,971
First Financial Corp. (a)	4,482	143,021
First Financial Holdings, Inc. (a)	4,175	142,869
First Indiana Corp. (a)	5,860	152,419
First Merchants Corp. (a)	7,299	172,621
First Midwest Bancorp, Inc. (a)	17,175	650,761
First Place Financial Corp. (a)	6,023	136,481
First Regional Bancorp (a)	2,784	94,851

Security Description	Shares	Value

Commercial Banks—(Continued)
First Republic Bank (a)	7,313	$311,241
First South BanCorp, Inc.	2,989	91,434
First State Bancorp	7,686	199,605
FirstMerit Corp.	28,372	657,379
Flag Financial Corp. (a)	5,073	127,028
Frontier Financial Corp. (a)	13,788	357,661
GB&T Bancshares, Inc. (a)	6,632	139,604
Glacier Bancorp, Inc. (a)	12,170	415,849
Great Southern Bancorp, Inc. (a)	5,384	151,290
Greater Bay Bancorp (a)	17,767	501,207
Greene County Bancshares, Inc.	2,999	109,643
Hancock Holding Co. (a)	9,534	510,546
Hanmi Financial Corp. (a)	14,049	275,360
Harleysville National Corp. (a)	9,808	197,141
Heartland Financial USA, Inc. (a)	5,150	132,252
Heritage Commerce Corp.	4,076	94,319
Horizon Financial Corp. (a)	3,556	106,182
IBERIABANK Corp. (a)	4,181	255,041
Independent Bank Corp.	7,932	192,582
Independent Bank Corp. (Massachusetts) (a)	4,782	155,511
Integra Bank Corp. (a)	6,044	152,792
Interchange Financial Services Corp. (a)	7,059	159,675
International Bancshares Corp. (a)	15,772	468,113
Intervest Bancshares Corp. (a)	1,776	77,363
Investors Bancorp, Inc.	17,402	262,596
Irwin Financial Corp. (a)	6,221	121,683
Lakeland Bancorp, Inc. (a)	8,375	119,588
Lakeland Financial Corp.	4,806	112,989
Macatawa Bank Corp. (a)	5,289	121,065
Mainsource Financial Group, Inc.	6,456	109,558
MB Financial, Inc. (a)	11,531	425,148
MBT Financial Corp. (a)	5,287	78,459
Mercantile Bankcorp (a)	2,457	97,174
Mid-State Bancshares (a)	8,118	222,108
Midwest Banc Holdings, Inc. (a)	6,195	151,282
Nara Bancorp, Inc. (a)	9,629	176,114
National Penn Bancshares, Inc. (a)	17,349	340,394
NBT Bancorp, Inc.	11,877	276,259
Northern Empire Bancshares	3,380	94,708
Oceanfirst Financial Corp. (a)	3,233	69,348
Old National Bancorp	23,710	452,861
Old Second Bancorp, Inc. (a)	4,900	146,804
Omega Financial Corp. (a)	5,833	175,398
Oriental Financial Group, Inc. (a)	6,400	76,288
Pacific Capital Bancorp (a)	16,134	435,134
Park National Corp. (a)	4,468	447,202
People’s Bancorp, Inc. (a)	3,541	103,503
Pinnacle Financial Partners, Inc. (a) (b)	5,384	192,747
Placer Sierra Bancshares	4,266	94,748
Preferred Bank (Los Angeles, CA)	1,555	93,253
Premierwest Bancorp (a)	5,242	83,820
PrivateBancorp, Inc. (a)	6,351	290,368
Prosperity Bancshares, Inc. (a)	8,772	298,599
Provident Bankshares Corp. (a)	12,031	445,749
Provident Financial Services, Inc. (a)	23,670	438,132
R & G Financial Corp. (Class B)	10,201	75,997
Renasant Corp. (a)	4,897	137,459

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Republic Bancorp, Inc. (a)	25,770	$343,514
S&T Bancorp, Inc. (a)	8,981	291,883
S.Y. Bancorp, Inc. (a)	4,911	145,709
Sandy Spring Bancorp, Inc. (a)	5,744	203,108
SCBT Financial Corp. (a)	3,327	124,430
Seacoast Banking Corp. (a)	6,358	192,012
Security Bank Corp. (a)	5,076	114,768
Shore Bancshares, Inc.	3,063	88,061
Sierra Bancorp (a)	2,217	69,281
Signature Bank (a) (b)	10,022	309,980
Simmons First National Corp. (a)	4,677	135,680
Smithtown Bancorp, Inc. (a)	2,860	77,191
Southside Bancshares, Inc. (a)	3,632	96,938
Southwest Bancorp, Inc. (Oklahoma)	6,952	179,501
State National Bancshares, Inc. (a)	3,721	141,361
Sterling Bancorp (a)	8,328	163,728
Sterling Bancshares, Inc.	17,892	362,313
Sterling Financial Corp. (Pennsylvania)	10,781	237,074
Sterling Financial Corp. (Washington) (a)	14,189	460,149
Suffolk Bancorp (a)	3,640	116,189
Summit Bankshares, Inc.	3,771	106,041
Sun Bancorp, Inc. (New Jersey) (a)	4,900	92,267
Superior Bancorp (a)	6,483	74,555
Susquehanna Bancshares, Inc.	19,900	486,356
SVB Financial Group (a) (b)	12,277	548,045
Texas Capital Bancshares, Inc.	8,026	150,247
Texas Regional Bancshares, Inc.	15,856	609,663
Texas United Bancshares, Inc. (a)	3,356	110,714
The Bancorp, Inc. (a)	3,585	91,382
Tompkins Trustco, Inc. (a)	3,247	147,576
TriCo Bancshares (a)	4,816	119,196
Trustmark Corp. (a)	15,840	497,851
UCBH Holdings, Inc. (a)	35,375	617,648
UMB Financial Corp.	11,482	419,897
Umpqua Holdings Corp. (a)	20,951	599,199
Union Bankshares Corp. (a)	3,102	137,481
United Bankshares, Inc. (a)	13,511	502,879
United Community Bank, Inc. (a)	11,809	354,860
United Community Financial Corp. (a)	9,993	123,114
Univest Corp. (a)	3,709	107,153
USB Holding, Inc. (a)	3,609	79,615
Vineyard National Bancorp (a)	2,650	68,794
Virginia Commerce Bancorp, Inc. (a) (b)	7,130	158,286
Virginia Financial Group, Inc. (a)	3,871	106,298
Washington Trust Bancorp, Inc. (a)	4,321	114,550
WesBanco, Inc. (a)	7,824	228,617
West Bancorp, Inc. (a)	5,850	100,094
West Coast Bancorp	5,829	178,018
WestAmerica Bancorp (a)	11,650	588,442
Western Alliance BanCorp (a)	4,611	151,702
Wilshire Bancorp, Inc. (a)	4,762	90,668
Wintrust Financial Corp. (a)	8,841	443,376
Yardville National Bancorp (a)	3,368	120,103

		36,395,893

Security Description	Shares	Value

Commercial Services & Supplies—3.7%
ABM Industries, Inc. (a)	15,112	$283,501
Acco Brands Corp. (a)	15,248	339,420
Administaff, Inc. (a)	9,228	310,984
Ambassadors Intenational, Inc.	2,669	84,314
American Ecology Corp. (a)	6,843	135,081
American Reprographics Co. (b)	8,945	286,777
Banta Corp.	8,393	399,507
Bowne & Co., Inc. (a)	13,220	188,782
Brady Corp. (a)	15,144	532,463
Casella Waste Systems, Inc. (a)	6,512	67,334
CBIZ, Inc. (a)	20,992	153,242
CDI Corp. (a)	4,048	83,834
Cenveo, Inc.	18,733	352,555
Clean Harbors, Inc. (a)	6,693	291,480
Coinstar, Inc. (a)	10,718	308,464
COMSYS IT Partners, Inc.	6,067	104,292
Consolidated Graphics, Inc. (a)	3,708	223,110
Cornell Companies, Inc. (a)	4,338	74,961
CoStar Group, Inc. (a)	6,563	271,183
CRA International, Inc. (b)	3,858	183,872
Deluxe Corp. (a)	17,469	298,720
Diamond Management Technology, Inc. (a)	9,770	108,838
Ennis Business Forms, Inc. (a)	8,338	180,518
Exponent, Inc. (a)	8,272	137,894
First Consulting Group, Inc.	8,193	79,882
FTI Consulting, Inc. (a)	14,750	369,635
G&K Services, Inc. (a)	8,006	291,659
Global Cash Access, Inc. (a) (b)	11,612	175,225
Healthcare Services Group, Inc. (a)	9,604	241,637
Heidrick & Struggles International, Inc. (b)	7,652	275,472
Herman Miller, Inc.	22,920	784,093
Hudson Highland Group, Inc. (a) (b)	8,850	86,730
Huron Consulting Group, Inc. (a) (b)	6,034	236,533
IHS, Inc.	8,101	259,880
IKON Office Solutions, Inc.	37,318	501,554
John H. Harland Co. (a)	9,491	345,947
Kelly Services, Inc. (Class A)	6,631	181,756
Kenexa Corp. (b)	5,603	141,308
Kforce, Inc. (a)	11,332	135,191
Knoll, Inc. (b)	11,328	228,826
Korn/Ferry International, Inc. (a) (b)	14,696	307,734
Labor Ready, Inc. (a)	19,496	310,571
Layne Christensen Co. (a)	4,133	118,080
LECG Corp. (a) (b)	8,724	163,662
McGrath Rentcorp	8,769	224,486
Mine Safety Appliances Co. (a)	10,995	391,862
Mobile Mini, Inc. (a) (b)	12,179	346,005
Navigant Consulting, Inc. (a) (b)	16,584	332,675
NCO Group, Inc. (a) (b)	11,163	292,694
On Assignment, Inc. (a) (b)	9,863	96,756
PeopleSupport, Inc. (b)	7,007	129,630
PHH Corp. (a)	18,910	518,134
Pike Electric Corp. (a)	5,415	80,684
Resources Connection, Inc. (a) (b)	17,185	460,386
Rollins, Inc. (a)	10,521	222,098
Schawk, Inc. (a)	6,595	120,161

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
School Specialty, Inc. (a)	8,915	$314,610
Spherion Corp. (a)	23,740	169,741
Synagro Technologies, Inc. (a)	23,225	98,010
Teletech Holdings, Inc. (a)	12,520	195,688
Tetra Technologies, Inc. (a)	21,894	381,393
The Advisory Board Co. (a) (b)	6,513	329,037
The Geo Group, Inc. (a)	4,644	196,209
The Standard Register Co. (a)	6,295	83,094
United Stationers, Inc.	10,645	495,099
Viad Corp. (a)	7,266	257,289
Volt Information Sciences, Inc. (a)	3,184	113,191
Waste Connections, Inc. (b)	16,002	606,636
Waste Industries USA, Inc. (a)	2,839	76,738
Waste Services, Inc. (a)	14,230	130,062
Watson Wyatt & Co. Holdings (b)	15,864	649,155

		17,948,024

Communications Equipment—2.5%
3Com Corp. (b)	132,349	583,659
Adtran, Inc. (a)	23,237	553,970
Anaren, Inc. (a) (b)	8,998	189,588
Andrew Corp. (a) (b)	53,781	496,399
Arris Group, Inc. (a) (b)	35,727	409,431
Avanex Corp. (a)	59,807	103,466
Avocent Corp. (a) (b)	15,549	468,336
Bel Fuse, Inc. (Class B) (a)	3,876	124,381
Black Box Corp.	6,037	234,960
Blue Coat Systems, Inc. (a) (b)	8,320	149,843
C-COR.net Corp.	16,582	142,274
CommScope, Inc. (a) (b)	19,803	650,727
Comtech Group, Inc. (a)	6,862	102,724
Comtech Telecommunications Corp. (a) (b)	7,443	249,192
Digi International, Inc.	7,205	97,268
Ditech Networks, Inc.	9,747	75,149
Dycom Industries, Inc. (a) (b)	17,175	369,263
EMS Technologies, Inc. (a)	5,492	103,140
Extreme Networks, Inc. (a)	41,400	150,282
Finisar Corp. (a)	75,250	273,158
Foundry Networks, Inc. (a) (b)	49,349	648,939
Harmonic, Inc.	24,790	182,207
Inter-Tel, Inc.	7,313	157,961
Interdigital Commerce Corp. (a)	18,150	618,915
Ixia (a) (b)	14,919	132,928
Loral Space & Communications, Inc.	4,175	109,886
MasTec, Inc. (a) (b)	17,117	189,485
MRV Communications, Inc. (a)	37,106	102,413
Netgear, Inc. (a)	11,451	235,776
Oplink Communications, Inc. (a) (b)	5,294	105,774
Packeteer, Inc. (a) (b)	10,674	91,903
Plantronics, Inc. (a)	16,838	295,170
Polycom, Inc. (b)	30,144	739,432
Powerwave Technologies, Inc. (a) (b)	36,417	276,769
Radyne Comstream, Inc. (a)	6,737	82,461
Redback Networks, Inc. (a) (b)	22,428	311,301
SafeNet, Inc. (a) (b)	8,748	159,126
Sirenza Microdevices, Inc. (a)	9,013	71,203

Security Description	Shares	Value

Communications Equipment—(Continued)
Sonus Networks, Inc. (a) (b)	95,132	$500,394
Stratex Networks, Inc. (a)	34,185	151,781
Sycamore Networks, Inc. (a)	74,282	280,786
Symmetricom, Inc. (a)	18,002	145,276
Tekelec, Inc. (a) (b)	19,958	258,656
Terremark Worldwide, Inc. (a)	14,618	81,130
UTStarcom, Inc. (a) (b)	41,391	367,138
ViaSat, Inc. (a) (b)	8,138	204,101

		12,028,121

Computers & Peripherals—1.2%
Adaptec, Inc. (a)	38,048	167,792
Avid Technology, Inc. (a) (b)	14,314	521,316
Brocade Communications Systems, Inc. (a)	99,715	703,988
Concurrent Computer Corp.	1	2
Electronics for Imaging, Inc. (a) (b)	21,767	498,029
Emulex Corp. (b)	29,139	529,456
Gateway, Inc. (a) (b)	118,553	224,065
Hutchinson Technology, Inc. (a) (b)	10,438	219,511
Hypercom Corp.	16,588	112,467
Imation Corp.	12,404	498,021
Intermec, Inc. (a) (b)	19,076	502,843
Komag, Inc. (a) (b)	10,860	347,086
McDATA Corp. (Class A) (a) (b)	62,650	315,130
Neoware, Inc.	7,010	95,266
Novatel Wireless, Inc. (a) (b)	9,676	93,180
Palm, Inc. (a)	31,664	461,028
Presstek, Inc. (a)	8,252	44,478
Quantum Corp. (a)	75,985	165,647
Rackable Systems, Inc. (a) (b)	9,441	258,400
Stratasys, Inc. (a)	3,679	97,162
Synaptics, Inc. (a)	9,134	222,596

		6,077,463

Construction & Engineering—0.6%
Comfort Systems USA, Inc.	12,729	145,874
EMCOR Group, Inc. (a)	11,790	646,564
Granite Construction, Inc.	12,945	690,616
Infrasource Services, Inc.	9,285	162,952
Insituform Technologies, Inc. (a) (b)	8,726	211,867
Integrated Electrical Services, Inc. (a)	5,516	87,208
Perini Corp.	7,513	156,871
Washington Group International, Inc. (b)	10,002	588,718

		2,690,670

Construction Materials—0.2%
Headwaters, Inc. (a) (b)	15,089	352,328
Texas Industries, Inc. (a)	8,457	440,271
U.S. Concrete, Inc. (a)	11,824	76,974

		869,573

Consumer Finance—0.5%
Ace Cash Express, Inc. (a)	5,698	170,313
Advance America Cash Advance Centers, Inc. (a)	23,332	336,447
Advanta Corp. (Class B) (a)	7,251	267,562

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
ASTA Funding, Inc. (a)	4,149	$155,546
Cash America International, Inc. (a)	9,980	390,018
CompuCredit Corp. (a)	7,564	228,508
Credit Acceptance Corp. (a)	3,520	104,474
Dollar Financial Corp. (b)	4,535	98,954
EzCorp., Inc.	4,249	164,351
First Cash Financial Services (a) (b)	9,754	200,835
World Acceptance Corp. (a)	6,270	275,755

		2,392,763

Containers & Packaging—0.5%
AEP Industries, Inc. (a)	2,605	109,280
AptarGroup, Inc.	13,179	670,548
Caraustar Industries, Inc. (a)	11,215	89,384
Chesapeake Corp. (a)	6,265	89,652
Graphic Packaging Corp.	27,357	100,127
Greif Brothers Corp.	5,597	448,376
Myers Industries, Inc.	8,698	147,866
Rock Tennessee Co. (a)	11,409	225,898
Silgan Holdings, Inc.	8,988	337,589

		2,218,720

Distributors—0.2%
Audiovox Corp. (a)	6,184	86,081
Building Materials Holdings Corp. (a)	10,850	282,317
Core-Mark Holding Co., Inc. (a) (b)	3,709	116,240
Keystone Automotive Industries, Inc.	6,290	239,146
Source Interlink Cos., Inc. (a)	10,894	103,493

		827,277

Diversified Consumer Services—1.0%
Alderwoods Group, Inc.	13,386	265,444
Bright Horizons Family Solutions, Inc. (b)	9,300	388,089
Coinmach Service Corp.	9,959	98,893
Corinthian Colleges, Inc. (a) (b)	29,341	317,176
DeVry, Inc. (b)	23,328	496,187
Home Solutions of America, Inc. (a)	13,387	73,361
INVESTools, Inc. (a)	16,036	170,463
Jackson Hewitt Tax Service, Inc.	12,008	360,360
Mathews International Corp. (a)	11,672	429,646
PrePaid Legal Services, Inc. (a)	3,127	124,048
Regis Corp. (a)	15,984	573,026
Sotheby’s Holdings, Inc. (Class A) (a)	22,346	720,435
Stewart Enterprises, Inc. (a)	34,589	202,692
Strayer Education, Inc.	4,933	533,800
Universal Technical Institute, Inc. (a) (b)	7,927	141,814
Vertrue, Inc. (a) (b)	2,518	99,008

		4,994,442

Diversified Financial Services—0.3%
Asset Acceptence Capital Corp. (a)	5,980	97,175
Compass Diversified Trust (a)	4,571	69,936
Financial Federal Corp. (a)	9,727	260,684
International Securities Exchange, Inc. (a)	12,872	603,568
Marlin Business Services Corp. (a)	4,312	90,121

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Pico Holdings, Inc. (a)	3,874	$126,099
Portfolio Recovery Associates, Inc. (a)	5,116	224,439
Resource America, Inc.	5,263	109,470
Sanders Morris Harris Group, Inc. (a)	4,939	61,787
Wauwatosa Holdings, Inc.	3,869	68,288

		1,711,567

Diversified Telecommunication Services—1.0%
Alaska Communication Systems, Inc. (a)	14,481	192,163
Broadwing Corp. (a)	27,848	351,442
Cbeyond Communications, Inc. (a)	5,845	160,445
Cincinnati Bell, Inc. (a) (b)	95,654	461,052
Cogent Communications Group, Inc. (a) (b)	10,355	120,014
Commonwealth Telephone Enterprises, Inc. (a)	7,216	297,516
Consolidated Communications Holdings, Inc.	8,134	152,187
Covad Communications Group, Inc. (a) (b)	101,601	151,385
CT Communications, Inc. (a)	6,641	144,243
Echelon Corp. (a)	9,320	76,610
Fairpoint Communications, Inc.	8,550	148,770
General Communication, Inc.	17,909	221,893
Golden Telecom, Inc. (a)	7,540	228,085
IDT Corp. (Class B) (a)	18,747	270,332
Iowa Telecommunications Services, Inc. (a)	10,852	214,761
North Pittsburgh Systems, Inc. (a)	5,925	149,132
NTELOS Holdings Corp. (b)	5,413	69,124
Premiere Global Services, Inc. (a)	23,180	201,202
Shenandoah Telecommunications Co. (a)	3,196	138,930
SureWest Communications (a)	6,370	124,024
TALK America Holdings, Inc. (a)	10,973	104,244
Time Warner Telecom, Inc. (a)	41,615	791,101
Vonage Holdings Corp. (a)	11,217	77,173

		4,845,828

Electric Utilities—1.0%
Allete, Inc. (a)	8,678	377,059
Cleco Corp. (a)	19,808	499,954
Duquesne Light Holdings, Inc. (a)	27,075	532,295
El Paso Electric Co.	16,724	373,614
Empire District Electric Co. (a)	10,347	231,566
IDACORP, Inc. (a)	15,650	591,727
ITC Holdings Corp.	6,226	194,251
MGE Energy, Inc. (a)	7,993	258,813
Otter Tail Corp.	11,441	334,535
Portland General Electric Co. (a)	9,183	224,157
UIL Holdings Corp.	8,480	318,000
Unisource Energy Corp.	12,712	423,691
Westar Energy, Inc. (a)	30,102	707,698

		5,067,360

Electrical Equipment—1.5%
A.O. Smith Corp. (a)	6,942	273,723
Acuity Brands, Inc.	15,774	716,140
American Superconductor Corp. (a)	12,644	117,083
Baldor Electric Co. (a)	11,435	352,541
Belden CDT, Inc. (a)	15,657	598,567

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Encore Wire Corp. (a)	7,971	$281,297
Energy Conversion Devices, Inc. (a) (b)	13,214	489,447
EnerSys (a)	16,083	257,971
Evergreen Solar, Inc. (a)	22,834	189,522
Franklin Electric, Inc.	7,810	415,023
FuelCell Energy, Inc. (a)	18,512	140,876
General Cable Corp. (a)	18,869	720,984
Genlyte Group, Inc.	8,552	608,902
GrafTech International, Ltd. (a)	34,012	198,630
II-VI, Inc. (a) (b)	8,118	202,301
LSI Industries, Inc. (a)	6,410	104,163
Medis Technologies, Ltd. (a)	7,243	178,975
Metrologic Instruments, Inc.	4,772	86,660
Plug Power, Inc. (a)	25,654	104,412
Power-One, Inc. (a)	31,210	225,960
Regal Beloit Corp. (a)	10,368	451,008
Superior Essex, Inc.	6,952	238,106
The Lamson & Sessions Co. (a)	4,907	116,885
Vicor Corp. (a)	6,862	79,187
Woodward Governor Co. (a)	10,446	350,359

		7,498,722

Electronic Equipment & Instruments—2.4%
Acacia Research Corp. (a)	9,889	112,240
Aeroflex, Inc. (b)	25,179	258,840
Agilysys, Inc. (a)	9,974	140,035
Anixter International, Inc. (a) (b)	11,633	656,916
Benchmark Electronics, Inc. (a)	23,157	622,460
Brightpoint, Inc. (a)	17,395	247,357
Checkpoint Systems, Inc.	13,610	224,701
Cogent, Inc. (a) (b)	15,177	208,380
Cognex Corp. (a)	15,740	397,592
Coherent, Inc. (a) (b)	10,406	360,672
Color Kinetics, Inc. (a) (b)	4,601	78,125
CTS Corp. (a)	11,406	157,175
Daktronics, Inc. (a)	13,217	273,460
Digital Theater Systems, Inc. (a) (b)	5,471	115,876
Electro Scientific Industries, Inc. (b)	10,869	223,901
Excel Technology, Inc. (a) (b)	3,926	116,170
FLIR Systems, Inc. (b)	23,395	635,408
Gerber Scientific, Inc. (a)	8,160	122,237
Global Imaging Systems, Inc. (a)	18,082	399,070
ID Systems, Inc.	4,127	97,521
Insight Enterprises, Inc. (a) (b)	16,452	339,076
International DisplayWorks, Inc. (a)	16,248	103,500
Itron, Inc. (b)	8,516	475,193
Kemet Corp. (a) (b)	30,579	246,773
L 1 Identity Solutions, Inc. (a)	25,090	327,418
Littelfuse, Inc. (b)	7,349	255,010
LoJack Corp. (a)	5,656	110,801
Maxwell Technologies, Inc. (a)	5,235	106,480
Measurement Specialties, Inc. (a)	6,776	126,372
Mercury Computer Systems, Inc. (a) (b)	7,510	88,994
Methode Electronics, Inc. (a)	14,807	140,815
MTS Systems Corp.	7,526	243,391
Multi Fineline Electronix, Inc. (a)	2,550	64,694

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Newport Corp. (a) (b)	13,731	$223,815
OSI Systems, Inc. (a)	6,662	130,575
OYO Geospace Corp.	1,414	80,245
Park Electrochemical Corp. (a)	8,044	254,834
Paxar Corp. (a)	13,947	278,661
Photon Dynamics, Inc. (a)	6,220	82,539
Plexus Corp. (b)	16,083	308,794
RadiSys Corp. (a)	9,234	196,223
Rofin-Sinar Technologies, Inc. (a) (b)	5,108	310,413
Rogers Corp. (a)	6,021	371,797
ScanSource, Inc. (a) (b)	10,344	313,734
SunPower Corp. (a)	4,959	137,563
SYNNEX Corp.	4,600	105,846
Technitrol, Inc. (a)	14,270	425,960
TTM Technologies, Inc. (a) (b)	13,244	154,955
Universal Display Corp. (a) (b)	8,227	90,744
X-Rite, Inc.	10,481	112,566
Zygo Corp. (a)	6,353	81,001

		11,736,918

Energy Equipment & Services—2.2%
Allis-Chalmers Energy, Inc. (a) (b)	7,074	103,563
Atwood Oceanics, Inc. (a) (b)	9,328	419,480
Basic Energy Services, Inc. (b)	4,220	102,968
Bristow Group, Inc.	7,703	264,983
Bronco Drilling Co., Inc. (a) (b)	4,908	86,283
CARBO Ceramics, Inc. (a)	8,246	297,103
Complete Production Services, Inc. (a)	8,993	177,522
Dawson Geophysical Co. (a)	2,720	80,784
Dril-Quip, Inc. (a) (b)	4,236	286,692
Grey Wolf, Inc. (a) (b)	72,584	484,861
Gulf Islands Fabrication, Inc. (a)	4,166	108,691
Gulfmark Offshore, Inc. (a)	6,358	202,439
Hanover Compressor Co. (a) (b)	38,027	692,852
Hercules Offshore, Inc. (a) (b)	6,970	216,419
Hornbeck Offshore Services, Inc. (a) (b)	8,397	281,300
Hydril (b)	6,035	338,322
Input/Output, Inc. (a) (b)	29,280	290,750
Lone Star Technologies, Inc. (a) (b)	10,665	515,973
Lufkin Industries, Inc. (a)	5,378	284,604
Matrix Service Co. (a)	7,572	99,117
Maverick Tube Corp. (a)	12,765	827,555
Metretek Technologies, Inc. (a)	5,569	66,494
NATCO Group, Inc.	5,054	145,555
Newpark Resources, Inc. (a)	32,711	174,350
NS Group, Inc. (b)	7,762	501,037
Oil States International, Inc. (a) (b)	19,159	526,873
Parker Drilling Co. (a)	37,253	263,751
PHI, Inc.	4,788	145,890
Pioneer Drilling Co. (a) (b)	14,250	182,970
RPC, Inc. (a)	7,209	132,069
Sulphco, Inc. (a)	12,650	78,557
Superior Well Services, Inc. (a)	3,937	77,953
Trico Marine Services, Inc.	4,163	140,501
Universal Compression Holdings, Inc. (a) (b)	11,360	607,192
Veritas DGC, Inc.	12,528	824,593
W-H Energy Services, Inc. (a)	10,795	447,669

		10,477,715

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc.	18,712	$416,716
Central European Distribution Corp. (a)	10,315	241,474
Great Atlantic & Pacific Tea Co., Inc. (a)	6,118	147,321
Ingles Markets, Inc. (a)	4,474	118,024
Longs Drug Stores Corp. (a)	11,009	506,524
Nash Finch Co. (a)	6,075	142,945
Pathmark Stores, Inc. (a)	22,620	225,069
Performance Food Group Co. (a) (b)	11,525	323,737
Ruddick Corp. (a)	13,894	361,661
Smart & Final, Inc. (a)	5,192	88,627
Spartan Stores, Inc. (a)	7,601	128,457
The Andersons, Inc. (a)	4,644	158,593
The Topps Co., Inc. (a)	11,918	106,785
United Natural Foods, Inc. (a) (b)	14,937	462,898
Weis Markets, Inc. (a)	3,019	120,156
Wild Oats Markets, Inc. (a)	10,328	167,004

		3,715,991

Food Products—1.1%
Alico, Inc. (a)	1,346	78,754
Chiquita Brands International, Inc. (a)	15,323	205,022
Darling International, Inc. (a)	29,085	121,866
Delta & Pine Land Co.	13,252	536,706
Diamond Foods, Inc. (a)	6,188	88,550
Flowers Foods, Inc. (a)	19,002	510,774
Gold Kist, Inc. (a)	19,969	416,154
Hain Celestial Group, Inc. (b)	10,793	275,869
Imperial Sugar Co. (a)	4,412	137,301
J & J Snack Foods Corp.	4,302	133,792
Lancaster Colony Corp. (a)	8,557	383,011
Lance, Inc. (a)	10,266	226,057
Peet’s Coffee & Tea, Inc. (a) (b)	5,683	142,132
Pilgrim’s Pride Corp. (a)	14,058	384,486
Premium Standard Farms, Inc. (a)	5,476	104,318
Ralcorp Holdings, Inc. (a) (b)	10,155	489,776
Reddy Ice Holdings, Inc. (a)	6,316	152,847
Sanderson Farms, Inc. (a)	6,025	194,969
Seabord Corp. (a)	140	168,700
Tootsie Roll Industries, Inc. (a)	12,362	362,330
Treehouse Foods, Inc. (b)	10,964	259,299

		5,372,713

Gas Utilities—0.9%
Cascade Natural Gas Corp. (a)	4,390	114,535
Energysouth, Inc.	2,472	83,430
Laclede Group, Inc. (a)	7,405	237,552
New Jersey Resources Corp.	9,788	482,548
Nicor, Inc. (a)	15,333	655,639
Northwest Natural Gas Co.	9,122	358,312
Peoples Energy Corp. (a)	14,099	573,124
Piedmont Natural Gas Co. (a)	26,375	667,551
South Jersey Industries, Inc. (a)	9,712	290,486
Southwest Gas Corp. (a)	13,648	454,751
WGL Holdings, Inc. (a)	16,847	527,985

		4,445,913

Security Description	Shares	Value

Health Care Equipment & Supplies—3.9%
Abaxis, Inc. (a)	6,884	$161,017
ABIOMED, Inc. (a)	7,543	111,561
Adeza Biomedical Corp. (a)	5,802	95,211
Advanced Magnetics, Inc. (a)	3,222	109,870
Align Technology, Inc. (a)	20,358	231,674
Allscripts Heathcare Solutions, Inc. (a) (b)	16,425	368,741
American Medical Systems Holdings, Inc. (a) (b)	24,069	443,592
Analogic Corp. (a)	4,515	231,710
Angiodynamics, Inc.	4,745	98,269
Arrow International, Inc. (a)	7,862	250,090
ArthroCare Corp. (a) (b)	9,400	440,484
Aspect Medical Systems, Inc. (a) (b)	5,497	93,834
Bio-Rad Laboratories, Inc.	6,561	464,060
Biosite, Inc. (a)	5,946	274,884
Bruker Biosciences Corp.	14,526	101,827
Candela Corp.	9,102	99,303
Conceptus, Inc. (a)	8,798	155,637
Conmed Corp. (a)	10,292	217,264
Conor Medsystems, Inc. (a) (b)	9,643	227,286
Cyberonics, Inc. (a)	6,939	121,641
Datascope Corp. (a)	6,246	209,054
Dendrite International, Inc. (a)	13,945	136,382
Dionex Corp. (a) (b)	6,793	346,035
DJ Orthopedics, Inc. (a)	9,247	384,028
Eclipsys Corp. (a)	16,059	287,617
Emageon, Inc. (a) (b)	10,301	160,593
Encore Medical Corp. (a)	18,840	118,692
ev3, Inc. (a) (b)	5,272	89,677
Foxhollow Technologies, Inc. (a) (b)	6,870	234,885
Greatbatch, Inc. (a) (b)	7,075	160,037
Haemonetics Corp. (a)	9,698	453,866
HealthTronics, Inc. (a) (b)	11,300	69,721
Hologic, Inc. (a) (b)	18,544	807,035
I Flow Corp. (a)	12,765	153,435
ICU Medical, Inc. (a) (b)	4,620	210,118
Illumina, Inc. (a)	16,215	535,744
Immucor, Inc. (b)	22,692	508,528
Integra LifeSciences Holdings (a) (b)	7,005	262,547
Intermagnetics General Corp. (b)	14,643	396,093
IntraLase Corp. (a)	8,195	161,523
Invacare Corp.	11,989	281,981
Inverness Medical Innovations, Inc. (a) (b)	9,832	341,760
Iris International, Inc.	6,810	78,315
Kensey Nash Corp. (a)	5,896	172,576
Kyphon, Inc. (b)	15,192	568,485
Lifecell Corp. (a)	12,585	405,489
Medical Action Industries, Inc.	3,592	96,589
Mentor Corp. (a)	12,505	630,127
Meridian Bioscience, Inc.	7,708	181,215
Merit Medical Systems, Inc. (a) (b)	11,890	161,466
Molecular Devices Corp. (b)	5,790	107,057
Natus Medical, Inc.	7,179	97,993
Neurometrix, Inc. (a)	4,803	91,305
NuVasive, Inc. (a) (b)	12,015	241,622
OraSure Technologies, Inc. (a) (b)	13,839	111,266
Palomar Medical Technologies, Inc. (a) (b)	5,660	238,852
PolyMedica Corp. (a)	9,490	406,267

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Quidel Corp.	11,820	$166,898
Sirona Dental Systems, Inc. (a)	6,289	207,097
SonoSite, Inc. (a) (b)	6,353	180,425
Spectranetics Corp. (a) (b)	11,727	137,206
Stereotaxis, Inc. (a)	6,668	69,014
STERIS Corp. (a)	23,487	565,097
SurModics, Inc. (a)	6,054	212,616
Symmetry Medical, Inc. (a) (b)	12,723	191,990
ThermoGenesis Corp. (a)	21,400	82,818
Thoratec Corp. (a) (b)	22,194	346,448
TriPath Imaging, Inc. (a)	12,356	111,575
Trizetto Group (a) (b)	13,889	210,279
Varian, Inc. (a) (b)	10,830	496,772
Ventana Medical Systems, Inc. (a)	10,493	428,429
Viasys Healthcare, Inc. (b)	10,621	289,316
Vital Signs, Inc.	2,652	150,130
West Pharmaceutical Services, Inc. (a)	11,942	468,962
Wright Medical Group, Inc. (a) (b)	11,673	283,070
Zoll Medical Corp. (a)	3,543	127,158

		18,921,230

Health Care Providers & Services—2.4%
Air Methods Corp. (a)	4,119	97,208
Amedisys, Inc. (a) (b)	5,310	210,648
AMERIGROUP Corp.	17,759	524,778
AMN Healthcare Services, Inc. (a) (b)	11,363	269,871
AmSurg Corp. (b)	9,913	220,663
Apria Healthcare Group, Inc. (a) (b)	16,827	332,165
BIO-Reference Laboratories, Inc. (a)	3,984	89,441
Capital Senior Living Corp. (a)	8,842	81,789
Centene Corp. (a) (b)	15,935	261,971
Chemed Corp. (a)	9,038	291,566
Computer Programs & Systems, Inc. (a)	3,571	117,022
Corvel Corp. (a)	2,016	70,721
Cross Country Healthcare, Inc.	11,102	188,734
eResearch Technology, Inc. (a)	16,605	134,667
Five Star Quality Care, Inc. (a)	12,026	129,400
Genesis HealthCare Corp.	6,463	307,833
Gentiva Health Services, Inc. (a) (b)	8,301	136,468
HealthExtras, Inc. (b)	9,336	264,302
Healthspring, Inc. (b)	6,344	122,122
Healthways, Inc. (a)	12,125	540,775
Horizon Health Corp. (a) (b)	5,842	89,207
inVentiv Health, Inc. (b)	11,095	355,373
Kindred Healthcare, Inc. (b)	11,830	351,706
Landauer, Inc. (a)	3,870	196,403
LCA-Vision, Inc. (a)	8,091	334,239
LHC Group, Inc. (a)	4,496	100,351
Magellan Health Services, Inc. (a)	12,702	541,105
Matria Healthcare, Inc. (a) (b)	7,881	219,013
MedCath Corp.	3,250	97,793
Molina Healthcare, Inc. (a) (b)	4,534	160,322
MWI Veterinary Supply, Inc.	2,126	71,285
National Healthcare Corp. (a)	2,378	127,770
Odyssey Healthcare, Inc. (a)	11,365	161,156
Omnicell, Inc. (a)	10,254	183,444
Option Care, Inc. (a)	9,739	130,405
Owens & Minor, Inc.	15,073	495,751

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Parexel International Corp. (a) (b)	11,174	$369,748
Per-Se Technologies, Inc. (a)	12,237	278,759
Phase Forward, Inc. (a)	12,878	153,763
Providence Service Corp. (a)	5,925	163,471
PSS World Medical, Inc.	23,469	469,145
Psychiatric Solutions, Inc. (a) (b)	18,154	618,870
Radiation Therapy Services, Inc. (a) (b)	3,764	110,022
RehabCare Group, Inc. (b)	5,686	74,487
Res-Care, Inc.	9,560	192,060
Sun Healthcare Group, Inc. (a)	9,064	97,347
Sunrise Assisted Living, Inc. (a)	15,417	460,506
Symbion, Inc. (a) (b)	5,800	106,488
United Surgical Partners International, Inc. (a) (b)	16,160	401,253
Vital Images, Inc. (b)	4,292	135,541

		11,638,927

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc. (a)	12,354	178,392
Ambassadors Group, Inc. (a)	7,264	205,426
Ameristar Casinos, Inc. (a)	8,422	182,842
Applebee’s International, Inc.	25,299	544,181
Aztar Corp. (a)	12,995	688,865
Bally Technologies, Inc. (a)	17,576	309,338
BJ’s Restaurants, Inc. (a) (b)	5,028	110,666
Bluegreen Corp. (a)	9,075	104,090
Bob Evans Farms, Inc. (a)	12,675	383,799
Buffalo Wild Wings, Inc. (a)	3,743	143,170
California Pizza Kitchen, Inc.	7,481	223,906
CBRL Group, Inc.	10,610	428,962
CEC Entertainment, Inc. (a) (b)	12,863	405,313
Chipotle Mexican Grill, Inc. (Class A) (a)	2,655	131,874
Churchill Downs, Inc. (a)	2,600	109,356
CKE Restaurants, Inc. (a)	23,101	386,249
Denny’s Corp. (a)	29,921	102,031
Domino’s Pizza, Inc.	13,090	335,759
Gaylord Entertainment Co. (a)	14,338	628,721
Great Wolf Resorts, Inc. (a) (b)	9,455	113,082
IHOP Corp. (a)	7,076	327,973
Isle of Capri Casinos, Inc. (a)	5,448	114,735
Jack in the Box, Inc.	13,159	686,637
Krispy Kreme Doughnuts, Inc. (a) (b)	17,552	142,171
Landry’s Restaurants, Inc. (a)	5,380	162,207
Life Time Fitness, Inc. (a)	10,371	480,074
Lodgian, Inc. (a)	8,228	109,268
Lone Star Steakhouse & Saloon, Inc.	7,698	213,773
Luby’s, Inc.	8,119	80,135
Marcus Corp. (a)	7,423	170,506
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	4,456	100,215
Monarch Casino & Resort, Inc. (a)	3,955	76,687
Morgans Hotel Group Co.	6,796	84,950
Multimedia Games, Inc. (a)	10,372	94,178
O’Charleys, Inc.	10,491	199,014
P.F. Chang’s China Bistro, Inc. (a) (b)	8,813	305,899
Papa John’s International, Inc. (a)	8,708	314,446
Pinnacle Entertainment, Inc. (a)	16,399	461,140
Progressive Gaming International Corp. (a)	14,302	117,276

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
RARE Hospitality International, Inc. (b)	11,393	$348,170
Red Robin Gourmet Burgers, Inc. (a) (b)	5,773	266,193
Riviera Holdings Corp. (a)	4,133	84,437
Ruby Tuesday, Inc. (a)	20,181	568,902
Ruth’s Chris Steak House, Inc. (a)	6,362	119,733
Ryan’s Restaurant Group, Inc. (a)	14,640	232,337
Shuffle Master, Inc. (a) (b)	13,355	360,719
Six Flags, Inc. (a)	22,677	118,601
Sonic Corp. (a) (b)	29,103	658,019
Speedway Motorsports, Inc.	5,630	204,988
Texas Roadhouse, Inc. (a)	18,181	223,263
The Steak N Shake Co. (a) (b)	8,968	151,470
Triarc Cos., Inc. (a)	21,241	321,164
Trump Entertainment Resorts, Inc. (a) (b)	9,906	168,006
Vail Resorts, Inc. (a)	10,459	418,569
WMS Industries, Inc. (a) (b)	9,408	274,808

		14,476,685

Household Durables—1.2%
Amereican Greetings Corp. (Class A) (a)	18,214	421,108
Avatar Holding, Inc. (a)	2,006	118,474
Blount International, Inc. (a)	13,097	131,232
Blyth, Inc.	8,456	205,734
Brookfield Homes Corp. (a)	5,206	146,601
California Coastal Communities, Inc. (a)	3,511	72,186
Cavco Industries Inc. (a)	2,236	70,456
Champion Enterprises, Inc. (a)	25,302	174,584
CSS Industries, Inc.	2,560	76,083
Ethan Allen Interiors, Inc. (a)	11,770	407,948
Furniture Brands International, Inc. (a)	16,624	316,521
Hovnanian Enterprises, Inc. (Class A) (a) (b)	16,791	492,648
Interface, Inc. (a)	15,557	200,374
iRobot Corp. (a) (b)	4,131	82,868
Kimball International, Inc. (Class B) (a)	11,036	212,995
La-Z-Boy, Inc. (a)	16,845	235,156
Levitt Corp. (Class A) (a) (b)	5,997	70,525
Lifetime Brands, Inc. (a)	4,264	78,969
M/I Schottenstein Homes, Inc. (a)	4,052	143,238
Meritage Homes Corp. (a) (b)	7,648	318,233
National Presto Industries, Inc.	1,747	96,557
Sealy Corp.	7,574	98,916
Skyline Corp. (a)	2,168	82,839
Stanley Furniture, Inc. (a)	5,050	107,616
Technical Olympic USA, Inc. (a)	5,446	53,534
Tempur-Pedic International, Inc. (a) (b)	17,516	300,750
The Yankee Candle Co., Inc. (a)	15,360	449,587
Tupperware Corp. (a)	20,769	404,165
Universal Electronics, Inc. (a)	7,533	143,127
WCI Communities, Inc. (a) (b)	13,224	230,627

		5,943,651

Household Products—0.1%
Central Garden & Pet Co. (b)	7,608	367,162
Spectrum Brands, Inc. (a) (b)	13,179	111,231
WD-40 Co. (a)	6,572	234,423

		712,816

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.1%
Black Hills Corp. (a)	11,578	$389,137
Ormat Technologies, Inc. (a)	2,629	86,021

		475,158

Industrial Conglomerates—0.2%
Raven Industries, Inc. (a)	6,403	192,154
Sequa Corp. (Class A) (a) (b)	2,518	236,339
Standex International Corp.	4,272	119,103
Tredegar Industries, Inc. (a)	11,781	197,214

		744,810

Insurance—2.4%
21st Century Insurance Group (a)	10,646	159,158
Alfa Corp. (a)	11,623	200,729
American Equity Investment Life (a)	22,900	280,983
American Physicians Capital, Inc.	2,659	128,642
Argonaut Group, Inc. (a)	10,804	335,248
Baldwin & Lyons, Inc. (Class B)	2,976	72,079
Bristol West Holdings, Inc.	4,982	72,488
Citizens, Inc. (b)	1	6
Clark, Inc. (a)	6,682	75,306
CNA Surety Corp. (a)	5,525	111,605
Commerce Group, Inc. (a)	18,369	551,988
Delphi Financial Group, Inc.	14,004	558,480
Direct General Corp. (a)	5,117	68,875
Donega Group, Inc. (a)	3,956	79,990
Enstar Group, Inc. (a)	1,068	102,037
FBL Financial Group, Inc. (a)	5,878	196,737
First Acceptance Corp. (a)	6,158	70,755
FPIC Insurance Group, Inc. (a)	3,519	139,388
Harleysville Group, Inc.	4,300	150,457
Hilb, Rogal & Hamilton Co.	12,272	523,401
Horace Mann Educators Corp.	13,954	268,335
Infinity Property & Casualty Corp.	8,320	342,202
James River Group, Inc.	3,364	98,733
Landamerica Financial Group, Inc. (a)	6,365	418,753
Meadowbrook Insurance Group, Inc. (a)	9,144	102,961
Midland Co. (a)	4,564	197,712
National Financial Partners Corp. (a)	12,627	518,086
National Interstate Corp. (a)	5,577	137,194
National Western Life Insurance Co.	717	164,831
Odyssey Re Holdings Corp. (a)	3,992	134,850
Ohio Casualty Corp. (b)	21,968	568,312
Phoenix Cos., Inc.	38,099	533,386
PMA Capital Corp. (a)	10,782	95,097
Presidential Life Corp. (a)	6,818	152,519
ProAssurance Corp. (a) (b)	11,662	574,703
RLI Corp. (a)	8,244	418,713
Safety Insurance Group, Inc. (a)	4,914	239,115
SCPIE Holdings, Inc. (a)	3,692	86,910
SeaBright Insurance Holdings, Inc. (a)	5,807	81,124
Selective Insurance Group, Inc. (a)	10,056	529,046
State Auto Financial Corp. (a)	6,342	193,748
Stewart Information Services Corp. (a)	5,777	200,866
The Navigators Group, Inc. (a) (b)	5,403	259,398

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Tower Group, Inc. (a)	5,814	$193,897
U.S.I. Holdings Corp. (a)	14,907	201,990
United Fire & Casualty Co. (a)	7,145	223,639
Universal American Financial Corp. (a) (b)	13,303	213,779
Zenith National Insurance Corp. (a)	12,505	498,824

		11,527,075

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	4,860	176,661
drugstore.com, Inc. (a) (b)	30,298	104,528
FTD Group, Inc. (a) (b)	5,168	79,846
Gaiam, Inc. (a)	6,150	79,397
GSI Commerce, Inc. (a) (b)	14,377	213,355
Netflix, Inc.	16,004	364,571
Overstock.com, Inc. (a)	4,545	79,674
PetMed Express, Inc. (a)	7,103	74,155
Priceline.com, Inc. (a)	8,672	319,043
Stamps.com, Inc. (a)	6,134	116,914
ValueVision Media, Inc. (a)	9,144	105,979

		1,714,123

Internet Software & Services—2.2%
24/7 Real Media, Inc. (a)	17,468	149,177
aQuantive, Inc. (a) (b)	25,804	609,490
Ariba, Inc. (a) (b)	25,767	192,995
Art Technology Group, Inc. (a)	39,952	102,277
Audible, Inc. (a)	9,241	67,090
Bankrate, Inc. (a)	3,010	79,946
Chordiant Software, Inc. (a)	28,968	88,932
Click Commerce, Inc. (a)	3,830	86,635
CMG Information Services, Inc. (a)	172,668	183,028
CNET Networks, Inc. (a) (b)	51,345	491,885
Cybersource Corp. (a) (b)	9,466	111,983
DealerTrack Holdings, Inc. (a)	3,948	87,290
Digital Insight Corp. (b)	13,076	383,388
Digital River, Inc. (a) (b)	14,707	751,822
Digitas, Inc. (a) (b)	33,848	325,618
EarthLink, Inc. (a) (b)	50,363	366,139
eCollege.com, Inc. (a)	8,414	134,540
Equinix, Inc. (a)	9,690	582,369
Infocrossing, Inc. (a)	6,387	85,650
InfoSpace, Inc. (a) (b)	12,446	229,504
Internap Network Services Corp. (a)	11,389	173,341
Internet Capital Group, Inc.	12,665	119,684
Interwoven, Inc. (b)	14,801	163,255
iPass, Inc. (a)	19,820	92,758
j2 Global Communications, Inc. (a) (b)	18,330	498,026
Marchex, Inc. (a) (b)	7,963	122,152
Netratings, Inc. (a)	5,684	80,883
Online Resources Corp. (a) (b)	8,289	101,540
Openwave Systems, Inc. (a) (b)	35,869	335,734
Perficient, Inc. (a)	6,708	105,181
RealNetworks, Inc. (a)	36,443	386,660
S1 Corp. (a)	21,159	97,543
SAVVIS, Inc. (a)	10,989	313,187
Sohu.com, Inc. (a)	11,133	245,149

Security Description	Shares	Value

Internet Software & Services—(Continued)
SonicWall, Inc. (a)	22,444	$245,088
Stellent, Inc. (a)	9,279	100,584
The Knot, Inc.	5,389	119,259
TheStreet.com, Inc. (a)	6,784	72,182
United Online, Inc. (a)	26,035	317,106
ValueClick, Inc. (a) (b)	34,897	646,990
Vignette Corp. (a)	9,405	127,344
WebEx Communications, Inc. (a)	14,177	553,187
webMethods, Inc. (a)	23,896	182,804
Websense, Inc. (a) (b)	17,000	367,370
WebSideStory, Inc. (a) (b)	6,636	87,662

		10,764,427

IT Services—1.7%
BearingPoint, Inc. (a) (b)	63,366	498,057
CACI International, Inc. (Class A) (a) (b)	10,312	567,263
Ciber, Inc. (a)	16,935	112,279
Covansys Corp. (a)	10,222	175,205
CSG Systems International, Inc. (a) (b)	16,867	445,795
eFunds Corp.	15,597	377,135
Euronet Worldwide, Inc. (a)	11,993	294,428
Forrester Research, Inc. (a) (b)	5,604	147,441
Gartner, Inc. (Class A) (b)	21,483	377,886
Gevity HR, Inc.	9,435	214,929
Heartland Payment Systems, Inc. (a)	4,945	128,570
i2 Technologies, Inc. (a)	5,256	98,445
InfoUSA, Inc. (a)	9,915	82,295
Integral Systems, Inc.	3,532	110,410
Kanbay International, Inc. (a) (b)	11,636	239,236
Keane, Inc. (a) (b)	18,071	260,403
Lightbridge, Inc. (b)	9,854	115,489
Lionbridge Technologies, Inc. (a)	29,217	222,926
Mantech International Corp.	5,770	190,468
MAXIMUS, Inc.	7,015	183,092
MPS Group, Inc. (b)	36,087	545,275
Ness Technologies, Inc. (a)	10,051	134,181
Perot Systems Corp. (Class A) (a) (b)	29,857	411,728
RightNow Technologies, Inc. (a) (b)	6,673	104,166
Safeguard Scientifics, Inc. (a)	43,746	85,742
Sapient Corp. (a) (b)	25,464	138,779
SI International, Inc. (a) (b)	5,807	185,708
SRA International, Inc. (a) (b)	13,063	392,674
Sykes Enterprises, Inc.	10,098	205,494
TALX Corp.	11,080	271,682
The BISYS Group, Inc. (b)	40,679	441,774
TNS, Inc. (a) (b)	8,428	126,926
Tyler Technologies, Inc. (a)	13,466	174,115
Wright Express Corp. (a) (b)	13,508	325,002

		8,384,998

Leisure Equipment & Products—0.6%
Arctic Cat, Inc. (a)	5,294	87,880
Callaway Golf Co. (a)	25,755	337,648
JAKKS Pacific, Inc.	9,514	169,635
K2, Inc. (a) (b)	15,520	182,050
Leapfrog Enterprises, Inc. (a)	11,354	90,037

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—(Continued)
MarineMax, Inc. (a) (b)	6,019	$153,184
Marvel Entertainment, Inc. (a) (b)	16,237	391,961
Nautilus Group, Inc. (a)	10,789	148,349
Oakley, Inc. (a)	8,234	140,390
Polaris Industries, Inc. (a)	15,593	641,652
RC2 Corp. (a) (b)	7,234	242,556
Smith & Wesson Holding Corp. (a) (b)	10,386	144,158
Steinway Musical Instructions, Inc. (a)	2,774	77,672

		2,807,172

Machinery—2.2%
3D Systems Corp. (a)	7,763	142,373
Accuride Corp. (a)	8,161	89,853
Actuant Corp. (a)	9,699	485,920
Albany International Corp. (Class A) (a)	9,539	303,531
American Railcar Industries, Inc.	3,251	94,637
American Science & Engineering, Inc. (a) (b)	3,147	152,692
AMPCO Pittsburgh Corp.	2,533	78,346
Astec Industries, Inc. (a)	6,009	151,727
ASV, Inc. (a)	7,026	104,758
Badger Meter, Inc. (a)	6,502	163,785
Barnes Group, Inc. (a)	12,994	228,175
Briggs & Stratton Corp. (a)	18,295	504,027
Bucyrus International, Inc. (a)	11,418	484,352
Cascade Corp.	4,127	188,398
Circor International, Inc. (a)	6,251	190,968
CLARCOR, Inc. (a)	17,418	531,075
Columbus McKinnon Corp./NY (a)	6,349	114,472
Commercial Vehicle Group, Inc. (a) (b)	7,464	143,757
Dynamic Materials Corp. (a)	4,172	135,256
Enpro Industries, Inc. (a)	6,808	204,648
ESCO Technologies, Inc. (a) (b)	8,910	410,216
Federal Signal Corp.	17,277	263,474
Flow International Corp. (a) (b)	12,041	156,172
Freightcar America, Inc. (a)	4,322	229,066
Gehl Co. (a)	3,366	90,141
Gorman-Rupp Co. (a)	4,175	136,523
Kadant, Inc. (b)	4,243	104,208
Kaydon Corp. (a)	10,850	401,667
LB Foster Co. (a)	3,708	59,699
Lindsay Manufacturing Co. (a)	3,885	111,694
Middleby Corp.	2,244	172,923
Mueller Industries, Inc.	12,475	438,746
Mueller Water Products, Inc. (a)	8,710	127,253
NACCO Industries, Inc.	2,067	280,926
Navistar International Corp. (b)	23,541	607,829
Nordson Corp. (a)	9,920	395,411
RBC Bearings, Inc. (a) (b)	7,150	172,673
Robbins & Myers, Inc. (a)	4,740	146,561
Tecumseh Products Co. (Class A) (a)	5,738	87,275
Tennant Co.	6,600	160,644
The Greenbrier Cos., Inc. (a)	4,736	137,391
Titan International, Inc. (a)	8,355	151,058
Valmont Industries, Inc. (a)	6,247	326,406
Wabash National Corp. (a)	11,061	151,425
Wabtec Corp. (a)	16,509	447,889
Watts Industries, Inc. (a)	9,829	312,169

		10,572,189

Security Description	Shares	Value

Marine—0.2%
American Commercial Lines, Inc. (a) (b)	11,649	$692,533
Horizon Lines, Inc.	5,211	87,024

		779,557

Media—1.9%
ADVO, Inc.	12,207	341,552
Arbitron, Inc.	11,686	432,499
Belo Corp. (Class A) (a)	30,931	489,019
Carmike Cinemas, Inc. (a)	4,069	69,905
Catalina Marketing Corp. (a)	16,724	459,910
Charter Communications, Inc. (a)	144,751	220,022
Citadel Broadcasting Corp. (a)	14,362	135,003
CKX, Inc. (a)	17,825	221,921
Courier Corp. (a)	3,534	131,253
Cox Radio, Inc. (Class A) (a) (b)	15,827	242,944
Cumulus Media, Inc. (a)	18,571	177,539
Emmis Communications Corp. (Class A) (a) (b)	10,202	124,975
Entercom Communications Corp. (a)	11,650	293,580
Entravision Communications Corp. (Class A) (b)	25,008	186,060
Fisher Communications, Inc. (a)	2,630	109,277
Gemstar-TV Guide International, Inc. (a)	85,698	284,517
Gray Television, Inc. (a)	14,290	91,599
Harris Interactive, Inc. (a)	17,526	106,909
Interactive Data Corp.	12,327	245,924
Journal Communications, Inc.	15,562	175,384
Journal Register Co. (a) (b)	13,471	76,381
Lakes Entertainment, Inc. (a)	8,528	82,380
Lee Enterprises, Inc.	15,635	394,627
LIN TV Corp. (a)	10,499	81,682
Live Nation, Inc. (a) (b)	21,770	444,543
LodgeNet Entertainment Corp.	4,834	91,266
Martha Stewart Living Omnimedia, Inc. (a)	11,267	200,102
Media General, Inc. (Class A) (a)	8,060	304,023
Mediacom Communications Corp. (a)	21,028	149,719
Morningstar, Inc. (a)	4,893	180,552
Playboy Enterprises, Inc. (Class B) (a)	8,100	76,221
Primedia, Inc. (a) (b)	72,114	109,613
ProQuest Co. (a) (b)	8,496	110,618
Radio One, Inc. (Class D) (a) (b)	27,058	169,113
RCN Corp.	9,950	281,585
Scholastic Corp. (a) (b)	12,825	399,499
Sinclair Broadcast Group, Inc. (a)	14,985	117,632
Sun Times Media Croup, Inc. (a)	26,346	173,357
The Reader’s Digest Association, Inc. (Class A) (a)	33,004	427,732
TiVo, Inc. (a)	27,186	206,342
Valassis Communications, Inc. (b)	17,716	312,687
Westwood One, Inc. (a) (b)	24,836	175,839
World Wrestling Entertainment, Inc. (a)	7,379	121,237

		9,226,542

Metals & Mining—1.5%
A.M. Castle & Co.	3,723	99,925
AK Steel Holding Corp.	37,889	459,972
Aleris International, Inc.	11,594	585,961
AMCOL International Corp. (a)	7,582	188,868
Brush Engineered Material, Inc. (a)	6,088	151,409

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Century Aluminum Co. (a)	9,357	$314,863
Chaparral Steel Co. (a)	17,620	600,137
Cleveland-Cliffs, Inc. (a)	14,824	564,943
Coeur D’Alene Mines Corp. (a)	94,346	444,370
Compass Minerals International, Inc. (a)	10,947	309,910
Gibraltar Industries, Inc.	8,366	185,558
Hecla Mining Co. (a)	38,880	223,171
Metal Management, Inc. (a)	8,936	248,778
NN, Inc. (a)	6,168	72,967
Olympic Steel, Inc. (a)	3,011	74,853
Oregon Steel Mills, Inc. (a)	12,218	597,094
Quanex Corp. (a)	13,565	411,698
Royal Gold, Inc. (a)	7,873	213,594
RTI International Metals, Inc. (a)	8,553	372,740
Ryerson Tull, Inc. (a)	10,255	224,482
Schnitzer Steel Industries, Inc. (a)	7,387	232,986
Steel Technologies, Inc.	4,086	80,208
Stillwater Mining Co. (a)	12,963	108,889
Worthington Industries, Inc. (a)	25,829	440,643

		7,208,019

Multi-Utilities—0.5%
Aquila, Inc. (b)	127,747	553,145
Avista Corp. (a)	16,897	400,121
CH Energy Group, Inc. (a)	5,113	263,166
NorthWestern Corp.	13,494	472,020
PNM Resources, Inc.	23,777	655,532

		2,343,984

Multiline Retail—0.3%
99 Cents Only Stores (a) (b)	15,777	186,642
Big Lots, Inc. (a) (b)	39,555	783,585
Fred’s, Inc. (a)	13,765	173,714
Retail Ventures, Inc. (a) (b)	6,966	107,346
Tuesday Morning Corp. (a)	11,348	157,510

		1,408,797

Mutual Funds—4.0%
iShares Russell 2000 Index Fund (a)	269,700	19,418,362
MVC Capital, Inc.	6,310	81,778

		19,500,140

Oil, Gas & Consumable Fuels—2.6%
Alon USA Energy, Inc. (a)	4,234	124,861
Alpha Natural Resources, Inc. (a) (b)	17,612	277,565
Arena Resources, Inc. (a) (b)	3,797	121,960
Atlas America, Inc.	7,192	306,955
ATP Oil & Gas Corp. (b)	6,906	255,108
Aurora Oil & Gas Corp.	23,839	72,947
Berry Petroleum Co.	12,625	355,520
Bill Barrett Corp. (a) (b)	9,732	239,018
Bois d’Arc Energy, Inc. (a) (b)	6,095	93,254
Brigham Exploration Co.	16,082	108,875
Callon Petroleum Co.	7,197	97,591
Carrizo Oil & Gas, Inc. (a)	9,375	241,781

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Comstock Resources, Inc. (a) (b)	15,563	$422,535
Crosstex Energy, Inc. (a)	3,769	337,589
Delta Petroleum Corp. (a)	20,955	471,907
Edge Petroleum Corp. (a)	5,435	89,514
Encore Aquisition Co.	18,180	442,501
Energy Partners, Ltd. (a) (b)	13,144	324,000
Evergreen Energy, Inc.	23,991	256,704
EXCO Resources, Inc. (b)	21,566	267,634
Gasco Energy, Inc. (a)	21,137	57,070
Giant Industries, Inc. (a)	5,059	410,791
GMX Resources, Inc. (a)	2,675	83,968
Goodrich Petroleum Corp. (a) (b)	4,408	132,769
Harvest Natural Resources, Inc. (a)	12,513	129,510
Houston Exploration Co. (a)	10,315	568,872
International Coal Group, Inc. (a) (b)	38,803	163,749
James River Coal Co. (a)	5,816	61,359
Mariner Energy, Inc. (a) (b)	28,474	523,067
Maritrans, Inc.	4,703	172,130
McMoran Exploration Co. (a)	8,378	148,626
Meridian Resource Corp. (a)	28,080	85,925
NGP Capital Resources Co. (a)	4,928	71,900
Pacific Ethanol, Inc. (a)	8,771	123,145
Parallel Petroleum Corp. (a) (b)	14,228	285,414
Penn Virginia Corp.	6,863	435,183
Petrohawk Energy Corp. (a) (b)	49,139	510,063
Petroleum Development Corp. (a) (b)	6,902	275,321
PetroQuest Energy, Inc. (a)	13,340	139,136
Rentech, Inc. (a)	47,664	220,684
Rosetta Resources, Inc. (a)	17,068	293,058
Stone Energy Corp. (a) (b)	9,235	373,833
Swift Energy Co. (a) (b)	10,119	423,177
Syntroleum Corp. (a)	14,236	68,190
The Exploration Co. of Delaware, Inc. (a)	10,407	99,595
Toreador Resources Corp. (a)	6,866	126,472
Transmeridian Exploration, Inc. (a)	24,338	96,135
USEC, Inc. (a)	29,883	288,072
Vaalco Energy, Inc. (a)	19,181	137,720
VeraSun Energy Corp. (b)	6,345	101,837
Warren Resources, Inc. (a)	18,312	223,040
Western Refining, Inc. (a)	7,604	176,717
Whiting Petroleum Corp.	12,719	510,032
World Fuel Services Corp. (a)	10,220	413,399

		12,837,778

Paper & Forest Products—0.3%
Bowater, Inc. (a)	19,305	397,104
Buckeye Technologies, Inc. (a)	17,903	152,176
Deltic Timber Corp. (a)	3,743	178,391
Glatfelter (a)	14,400	195,120
Mercer International, Inc. (a)	8,467	79,928
Neenah Paper, Inc. (a)	4,857	166,255
Schweitzer-Mauduit International, Inc. (a)	5,245	99,550
Wausau-Mosinee Paper Corp. (a)	14,665	197,978

		1,466,502

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.5%
American Oriental Bioengineering, Inc.	16,408	$99,761
Chattem, Inc. (a)	7,156	251,319
Elizabeth Arden, Inc. (a)	8,835	142,774
Mannatech, Inc. (a)	6,153	109,031
NBTY, Inc. (b)	19,829	580,395
NU Skin Enterprises, Inc. (a)	21,921	384,056
Playtex Products, Inc. (a)	19,687	263,806
Prestige Brands Holdings, Inc. (a)	15,805	176,068
Revlon, Inc. (a)	63,939	72,251
USANA Health Sciences, Inc. (a)	3,582	159,721

		2,239,182

Pharmaceuticals—1.7%
Acadia Pharmaceuticals, Inc. (a)	9,227	79,721
Adams Respiratory Therapeutics, Inc. (a) (b)	10,476	383,317
Adolor Corp.	15,450	214,292
Alpharma, Inc.	14,669	343,108
Andrx Corp. (b)	25,499	622,941
AtheroGenics, Inc. (a) (b)	12,957	170,644
Auxilium Pharmaceuticals, Inc. (a)	8,192	82,903
Avanir Pharmaceuticals (a)	12,393	85,760
Bentley Pharmaceuticals, Inc. (a)	7,264	87,168
Bradley Pharmaceuticals, Inc. (a) (b)	5,496	87,496
CNS, Inc.	4,796	135,391
Coley Pharmaceutical Group, Inc. (a) (b)	6,854	78,273
Connetics Corp. (a)	11,816	128,794
Cypress Biosciences, Inc.	12,109	88,396
Durect Corp., Inc. (a)	23,046	94,489
Emisphere Technologies, Inc. (a)	9,023	76,244
K-V Pharmaceutical Co. (Class A)	13,366	316,774
Medicis Pharmaceutical Corp. (Class A) (a)	18,877	610,671
MGI Pharma, Inc.	25,788	443,811
Nastech Pharmaceutical, Inc. (a)	11,251	171,690
Nektar Therapeutics	30,928	445,672
New River Pharmaceuticals, Inc. (a)	5,901	151,833
Noven Pharmaceuticals, Inc. (a) (b)	11,212	270,433
Pain Therapeutics, Inc. (a)	10,553	90,967
Par Pharmaceutical Companies, Inc. (a) (b)	12,917	235,606
Penwest Pharmaceuticals Co. (a) (b)	9,561	159,191
Perrigo Co.	26,930	457,002
Pozen, Inc. (a)	9,302	119,624
Salix Pharmaceuticals, Ltd. (a) (b)	17,032	230,954
Santarus, Inc. (a) (b)	18,070	134,079
Sciele Pharma, Inc. (a)	11,808	222,463
Supergen, Inc. (a)	18,643	86,876
The Medicines Co. (a) (b)	17,313	390,581
Valeant Pharmaceuticals International, Inc. (a)	31,871	630,408
ViroPharma, Inc. (a) (b)	24,786	301,646
Xenoport, Inc. (a)	7,697	156,788

		8,386,006

Real Estate—7.2%
Aames Investment Corp. (REIT) (a)	16,861	59,351
Acadia Realty Trust (REIT)	11,009	280,730
Affordable Residential Communities, Inc. (REIT) (a)	12,120	117,443
Agree Realty Corp. (REIT) (a)	2,629	86,363

Security Description	Shares	Value

Real Estate—(Continued)
Alexander’s, Inc. (REIT)	712	$220,898
Alexandria Real Estate Equities, Inc. (REIT)	9,323	874,497
American Campus Communities, Inc. (REIT) (a)	5,731	146,198
American Financial Realty Trust (REIT) (a)	43,960	490,594
American Home Mortgage Investment Corp. (REIT) (a)	15,230	531,070
Anthracite Capital, Inc. (REIT)	19,913	256,081
Anworth Mortgage Asset Corp. (REIT)	18,814	157,097
Arbor Realty Trust, Inc. (REIT)	4,285	109,525
Ashford Hospitality Trust, Inc. (REIT) (a)	20,970	250,172
BioMed Realty Trust, Inc. (REIT) (a)	22,886	694,361
Capital Lease Funding, Inc. (REIT) (a)	11,797	130,829
Capital Trust, Inc. (REIT) (a)	4,803	195,626
Cedar Shopping Centers, Inc. (REIT)	14,769	238,815
Consolidated Tomoka Land Co. (a)	2,042	131,035
Corporate Office Properties Trust (REIT) (a)	12,252	548,400
Correctional Properties Trust (REIT) (a)	3,708	117,729
Cousins Properties, Inc. (REIT) (a)	13,233	452,701
Crescent Real Estate EQT Co. (REIT) (a)	26,696	582,240
Deerfield Triarc Capital Corp. (REIT)	17,826	233,699
Diamondrock Hospitality Co. (REIT)	21,904	363,825
Digital Realty Trust, Inc. (REIT)	6,453	202,108
EastGroup Properties, Inc. (REIT) (a)	7,662	382,027
Education Realty Trust, Inc. (REIT) (a)	9,565	141,179
Entertainment Properties Trust (REIT) (a)	9,373	462,276
Equity Inns, Inc. (REIT)	18,940	301,525
Equity Lifestyle Properties, Inc. (REIT) (a)	6,932	316,862
Equity One, Inc. (REIT) (a)	13,181	315,949
Extra Space Storage, Inc. (REIT) (a)	18,196	314,973
FelCor Lodging Trust, Inc. (REIT) (a)	20,677	414,574
Fieldstone Investment Corp. (REIT) (a)	16,134	140,850
First Industrial Realty Trust, Inc. (REIT) (a)	16,262	715,528
First Potomac Realty Trust (REIT) (a)	8,378	253,183
Franklin Street Properties Corp. (REIT) (a)	20,578	408,679
Friedman Billings Ramsey Group, Inc. (a)	49,596	398,256
Getty Realty Corp. (REIT)	6,406	187,568
Glenborough Realty Trust, Inc. (REIT) (a)	10,576	272,120
Glimcher Realty Trust (REIT) (a)	12,905	319,786
GMH Communities Trust (REIT) (a)	13,528	170,723
Gramercy Capital Corp. (REIT) (a)	7,178	180,957
Healthcare Realty Trust, Inc. (REIT) (a)	16,172	621,167
Heritage Property Investment Trust, Inc. (REIT)	9,607	350,271
Hersha Hospitality Trust (REIT) (a)	10,176	97,690
Highland Hospitality Corp. (REIT) (a)	20,487	293,579
Highwoods Properties, Inc. (REIT)	18,594	691,883
Home Properties of New York, Inc. (REIT)	12,808	732,105
HomeBanc Corp. (REIT) (a)	18,606	114,427
IMPAC Mortage Holdings, Inc. (REIT) (a)	26,297	246,403
Inland Real Estate Corp. (REIT) (a)	23,363	409,320
Innkeepers USA Trust (REIT) (a)	14,497	236,156
Investors Real Estate Trust (REIT) (a)	17,823	173,952
JER Investors Trust, Inc. (a)	9,090	155,984
Kite Realty Group Trust (REIT) (a)	9,572	163,107
KKR Financial Corp. (REIT)	29,853	732,593
LaSalle Hotel Properties (REIT) (a)	13,491	584,700
Lexington Corporate Properties Trust (REIT)	18,267	386,895
Longview Fibre Co.	23,140	470,205
LTC Properties, Inc. (REIT) (a)	10,133	245,725

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Luminent Mortgage Capital, Inc. (REIT) (a)	13,538	$139,306
Maguire Properties, Inc. (REIT)	12,924	526,524
Medical Properties Trust, Inc. (REIT) (a)	14,072	188,424
MFA Mortgage Investment, Inc. (REIT)	29,829	222,226
Mid-America Apartment Communities, Inc. (REIT)	8,014	490,617
MortgageIT Holdings, Inc.	10,297	144,982
Move, Inc. (a)	31,747	155,878
National Health Investors, Inc. (REIT)	8,588	243,298
National Retail Properties, Inc. (REIT) (a)	20,014	432,302
Nationwide Health Properties, Inc. (REIT) (a)	28,095	751,260
Newcastle Investment Corp. (REIT) (a)	16,840	461,584
Newkirk Realty Trust, Inc. (REIT) (a)	6,694	110,317
NorthStar Realty Finance Corp. (REIT) (a)	14,799	187,947
Novastar Financial, Inc. (REIT) (a)	10,990	320,798
Omega Healthcare Investors, Inc. (REIT) (a)	19,318	289,963
Parkway Properties, Inc. (REIT) (a)	4,727	219,758
Pennsylvania Real Estate Investment Trust (REIT) (a)	12,648	538,425
Post Properties, Inc. (REIT)	15,505	736,798
Potlatch Corp. (REIT) (a)	13,081	485,305
PS Business Parks, Inc. (REIT)	6,192	373,378
RAIT Investment Trust (REIT)	9,571	276,123
Ramco-Gershenson Property Trust (REIT) (a)	7,335	234,353
Realty, Income Corp. (REIT) (a)	31,263	772,509
Redwood Trust, Inc. (REIT)	7,551	380,344
Republic Property Trust (REIT) (a)	9,495	104,635
Saul Centers, Inc. (REIT)	3,616	162,720
Saxon Capital, Inc. (REIT)	17,480	245,419
Senior Housing Properties Trust (REIT) (a)	22,943	489,604
Sizeler Property Investments, Inc. (REIT)	6,314	94,899
Sovran Self Storage, Inc. (REIT)	6,174	342,966
Spirit Finance Corp. (REIT) (a)	33,255	386,091
Strategic Hotel Capital, Inc. (REIT) (a)	24,769	492,408
Sun Communities, Inc. (REIT)	6,120	195,595
Sunstone Hotel Investors, Inc. (REIT) (a)	19,567	581,531
Tanger Factory Outlet Centers, Inc. (REIT) (a)	10,384	369,878
Tejon Ranch Co. (a)	3,818	161,998
The Mills Corp. (REIT) (a)	19,148	319,963
Trammell Crow Co. (a) (b)	13,351	487,445
Trustreet Properties, Inc. (REIT) (a)	23,190	290,107
U-Store-It Trust (REIT) (a)	16,089	345,270
Universal Health Realty Income Trust, Inc. (REIT) (a)	5,436	194,881
Urstadt Biddle Properties, Inc. (REIT)	6,696	121,666
Washington Real Estate Investment Trust (REIT) (a)	15,625	621,875
Windrose Medical Properties Trust (REIT) (a)	7,339	129,754
Winston Hotels, Inc. (REIT) (a)	7,812	96,244

		34,791,932

Road & Rail—0.8%
AMERCO (a)	4,098	303,867
Arkansas Best Corp. (a)	8,714	374,963
Celadon Group, Inc. (a)	7,990	132,954
Dollar Thrifty Automotive Group, Inc. (a) (b)	8,318	370,733
Florida East Coast Indiana, Inc. (a)	13,122	749,004
Genesee & Wyoming, Inc. (a) (b)	13,674	317,510
Heartland Express, Inc. (a)	23,716	371,867
Knight Transportation, Inc. (a)	19,575	331,796
Marten Transport, Ltd. (b)	4,728	80,802

Security Description	Shares	Value

Road & Rail—(Continued)
Old Dominion Freight Line, Inc. (a) (b)	9,838	$295,435
RailAmerica, Inc. (a) (b)	12,004	131,084
Saia, Inc. (a)	4,969	161,989
U.S. Xpress Enterprises, Inc. (a) (b)	3,350	77,553
Werner Enterprises, Inc. (a)	17,606	329,408

		4,028,965

Semiconductors & Semiconductor Equipment—3.4%
Actel Corp. (a) (b)	8,453	131,444
ADE Corp. (a) (b)	3,170	101,503
Advanced Analogic Technologies, Inc. (a)	13,085	71,837
Advanced Energy Industries, Inc. (b)	15,733	268,090
AMIS Holdings, Inc. (a) (b)	14,418	136,827
Amkor Technology, Inc. (a)	33,013	170,347
Anadigics, Inc. (a)	16,990	121,648
Applied Micro Circuits Corp. (a) (b)	100,216	289,624
Asyst Technologies, Inc. (a)	16,323	110,343
Atheros Communications, Inc. (a) (b)	17,641	319,831
ATMI, Inc. (a) (b)	14,262	414,596
Axcelis Technologies, Inc. (a) (b)	34,912	246,479
Brooks Automation, Inc. (b)	25,649	334,719
Cabot Microelectronics Corp. (a) (b)	7,983	230,070
Cirrus Logic, Inc. (a)	34,721	253,116
Cohu, Inc. (a)	6,914	123,277
Conexant Systems, Inc.	190,977	381,954
Credence Systems Corp. (a) (b)	30,021	85,560
Cymer, Inc. (a) (b)	14,029	616,013
Diodes, Inc. (a) (b)	6,792	293,211
DSP Group, Inc. (a) (b)	10,464	239,102
Emcore Corp. (a)	11,756	69,596
Entegris, Inc. (a) (b)	51,314	559,836
Exar Corp. (a) (b)	14,200	188,718
FEI Co. (a)	7,395	156,108
FormFactor, Inc. (a) (b)	16,873	710,859
Genesis Microchip, Inc. (a)	12,064	141,993
Hittite Microwave Corp. (a)	4,580	203,810
Ikanos Communications, Inc.	7,431	87,463
Intevac, Inc. (a)	9,399	157,903
IXYS Corp. (a)	14,480	121,487
Kopin Corp. (a)	22,880	76,648
Kulicke & Soffa Industries, Inc. (a)	17,667	156,176
Lattice Semiconductor Corp. (b)	39,428	268,899
LTX Corp. (a) (b)	20,347	101,938
Mattson Technology, Inc. (a) (b)	18,097	150,205
Micrel, Inc. (a) (b)	29,690	284,727
Microsemi Corp. (a)	25,495	480,581
Microtune, Inc. (a) (b)	16,160	78,538
Mindspeed Technologies, Inc. (a)	40,152	69,463
MIPS Technologies, Inc. (a)	13,635	92,036
MKS Instruments, Inc.	12,399	251,824
Monolithic Power Systems (a)	6,010	56,855
Netlogic Microsystems, Inc. (a) (b)	5,587	141,742
OmniVision Technologies, Inc. (a) (b)	18,388	262,397
ON Semiconductor Corp. (a) (b)	60,725	357,063
PDF Solutions, Inc. (a)	9,005	98,695
Pericom Semiconductor Corp. (b)	9,807	95,618
Photronics, Inc. (b)	17,489	247,120

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
PLX Technology, Inc. (a)	8,321	$86,289
PortalPlayer, Inc. (b)	9,083	102,456
RF Micro Devices, Inc. (a) (b)	66,121	501,197
Rudolph Technologies, Inc. (a) (b)	8,417	154,284
Semitool, Inc. (a)	7,998	82,699
Semtech Corp. (a) (b)	27,415	349,815
Sigma Designs	8,525	127,449
Silicon Image, Inc. (a)	27,633	351,492
Silicon Storage Technology, Inc. (a) (b)	28,215	116,246
SiRF Technology Holdings, Inc. (a) (b)	17,374	416,802
Skyworks Solutions, Inc. (a) (b)	53,229	276,259
Standard Microsystems Corp. (a)	7,078	201,157
Supertex, Inc. (a)	4,216	163,876
Tessera Technologies, Inc. (a) (b)	16,290	566,566
Transmeta Corp. (a)	70,336	80,886
Transwitch Corp. (a)	42,586	60,046
Trident Microsystems, Inc. (a) (b)	21,580	501,951
TriQuint Semiconductor, Inc. (a) (b)	47,255	245,726
Ultratech Stepper, Inc. (a)	7,164	95,424
Varian Semiconductor Equipment Associates, Inc. (a) (b)	19,774	725,706
Veeco Instruments, Inc. (a)	10,317	207,888
Volterra Semiconductor Corp. (a) (b)	5,501	89,391
Zoran Corp. (a) (b)	16,683	268,263

		16,379,757

Software—3.5%
Actuate Corp. (a) (b)	20,735	91,649
Advent Software, Inc. (a) (b)	7,677	277,984
Agile Software Corp. (a) (b)	20,321	132,696
Altiris, Inc. (a) (b)	9,946	209,761
Ansoft Corp.	7,868	195,992
ANSYS, Inc. (a) (b)	11,385	502,989
Aspen Technology, Inc. (a)	16,874	184,264
Blackbaud, Inc. (a)	14,934	328,399
Blackboard, Inc. (b)	9,535	252,678
Borland Software Corp. (a) (b)	30,430	174,364
Bottomline Technologies, Inc. (b)	7,733	75,474
Concur Technologies, Inc. (a)	12,754	185,571
Epicor Software Corp. (a) (b)	18,944	248,356
EPIQ System, Inc. (a)	4,544	66,842
FalconStor Software, Inc. (a)	19,785	152,147
FileNET Corp. (b)	15,747	548,468
Hyperion Solutions Corp. (b)	21,964	757,319
Informatica Corp. (a) (b)	30,066	408,597
Intergraph Corp. (a)	10,860	465,677
Internet Security Systems, Inc.	15,185	421,536
Intervoice, Inc. (b)	11,469	72,713
Jack Henry & Associates, Inc. (a)	27,147	590,990
JDA Software Group, Inc. (a)	9,424	145,318
Kronos, Inc. (a)	10,723	365,547
Lawson Software, Inc. (a)	42,668	309,343
Macrovision Corp. (b)	17,819	422,132
Magma Design Automation, Inc. (a)	11,783	107,225
Manhattan Associates, Inc. (a)	9,679	233,651
MapInfo Corp. (b)	6,753	86,641
Mentor Graphics Corp. (a) (b)	27,351	385,102

Security Description	Shares	Value

Software—(Continued)
Micros Systems, Inc. (a) (b)	13,491	$659,980
MicroStrategy, Inc. (a)	3,431	349,379
Midway Games, Inc. (a)	13,454	118,126
MRO Software, Inc. (a) (b)	6,430	165,058
Net 1 UEPS Technologies, Inc. (a)	16,294	372,481
Nuance Communications, Inc. (a) (b)	45,245	369,652
Open Solutions, Inc. (a) (b)	6,470	186,401
Opsware, Inc. (a)	26,470	238,495
Parametric Technology Corp. (a)	38,465	671,599
Progress Software Corp. (a) (b)	14,192	368,992
Quality Systems, Inc. (a)	6,110	237,007
Quest Software, Inc. (a) (b)	26,038	371,823
Radiant Systems, Inc. (b)	7,742	93,523
Saflink Corp.	1	0
Secure Computing Corp. (a)	15,870	100,457
Smith Micro Software, Inc. (a)	7,257	104,356
Sonic Solutions (a) (b)	7,967	121,417
SPSS, Inc.	6,730	167,779
Sybase, Inc. (b)	33,239	805,713
Take-Two Interactive Software, Inc. (a)	24,854	354,418
The Ultimate Software Group, Inc. (a) (b)	7,564	177,981
THQ, Inc. (a) (b)	23,794	694,071
TIBCO Software, Inc. (a) (b)	74,412	668,220
Transaction Systems Architects, Inc. (Class A) (b)	13,394	459,682
VA Software Corp. (a)	22,937	92,207
Vasco Data Security International, Inc. (a)	9,292	96,265
Verint Systems, Inc.	5,380	161,669
Wind River Systems, Inc. (a) (b)	24,645	263,948
Witness Systems, Inc. (b)	11,231	196,879

		17,067,003

Specialty Retail—3.4%
A.C. Moore Arts & Crafts, Inc. (a) (b)	5,378	102,343
Aaron Rents, Inc. (Class B) (a)	14,998	344,654
Aeropostale, Inc. (b)	19,240	562,385
Asbury Automotive Group, Inc.	3,985	82,091
Bebe Stores, Inc.	8,606	213,257
Big 5 Sporting Goods Corp. (a)	10,043	228,980
Blockbuster, Inc. (a)	79,005	303,379
Books-A-Million, Inc. (a)	5,343	95,373
Borders Group, Inc. (a)	22,137	451,595
Buckle, Inc.	3,295	125,012
Build-A-Bear-Workshop, Inc. (a)	5,004	113,941
Cabelas, Inc. (a)	11,059	240,312
Cache, Inc.	4,628	82,795
Casual Male Retail Group, Inc. (a)	10,145	139,291
Cato Corp.	10,150	222,387
Charlotte Russe Holding, Inc. (a) (b)	7,708	212,278
Charming Shoppes, Inc. (a)	42,277	603,716
Christopher & Banks Corp. (a)	12,616	371,920
Citi Trends, Inc. (a) (b)	2,383	82,237
Cost Plus, Inc. (a) (b)	7,641	91,463
CSK Auto Corp. (a)	14,942	210,682
Dress Barn, Inc. (a)	16,336	356,452
DSW, Inc. (a)	5,706	179,739
Genesco, Inc. (a)	8,778	302,578

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Group 1 Automotive, Inc. (a) (b)	8,472	$422,753
Guess?, Inc. (a) (b)	6,927	336,167
Guitar Center, Inc. (a) (b)	8,639	385,991
Haverty Furniture Cos., Inc. (a)	10,024	159,883
Hibbett Sporting Goods, Inc. (b)	13,482	352,959
Hot Topic, Inc. (a) (b)	18,608	207,293
J. Crew Group, Inc. (b)	7,512	225,886
Jo-Ann Stores, Inc. (a)	11,266	188,368
JoS. A. Bank Clothiers, Inc. (a)	6,217	186,261
Lithia Motors, Inc. (a)	6,487	160,359
Men’s Wearhouse, Inc. (a)	16,209	603,137
Midas, Inc.	7,869	162,731
Monro Muffler Brake, Inc. (a)	4,966	168,894
New York & Co., Inc. (a)	8,102	105,974
Pacific Sunwear of California, Inc. (a) (b)	26,586	400,917
Pantry, Inc. (a)	7,750	436,868
Payless Shoesource, Inc. (a) (b)	22,806	567,869
Pep Boys-Manny Moe & Jack (a)	18,411	236,581
PETCO Animal Supplies, Inc.	20,178	577,898
Pier 1 Imports, Inc. (a)	27,800	206,276
Rent-A-Center, Inc. (a) (b)	23,567	690,277
Restoration Hardware, Inc. (a)	11,290	97,884
Select Comfort Corp. (a) (b)	18,907	413,685
Shoe Carnival, Inc.	3,189	80,427
Sonic Automotive, Inc. (a)	9,745	225,012
Stage Stores, Inc.	9,046	265,410
Stein Mart, Inc.	9,522	144,830
The Children’s Place Retail Stores, Inc. (a) (b)	8,051	515,506
The Finish Line, Inc. (Class A) (a)	13,612	171,783
The Gymboree Corp. (b)	12,453	525,268
The Talbots, Inc. (a)	7,453	203,094
Tween Brands, Inc. (a)	12,243	460,337
West Marine, Inc. (a) (b)	5,454	76,356
Wet Seal, Inc.	22,629	138,942
Zale Corp. (a)	18,118	502,593
Zumiez, Inc. (a) (b)	5,156	139,212

		16,462,541

Textiles, Apparel & Luxury Goods—1.4%
Brown Shoe Co., Inc.	9,537	341,806
Carter’s, Inc. (a) (b)	16,606	438,232
Cherokee, Inc. (a)	2,327	85,191
CROCS, Inc. (a) (b)	3,770	127,992
Deckers Outdoor Corp. (a) (b)	4,895	231,631
Fossil, Inc. (a) (b)	15,664	337,403
Hartmarx Corp.	12,120	82,052
Iconix Brand Group, Inc. (a)	12,408	199,769
K-Swiss, Inc. (a)	9,537	286,682
Kellwood Co. (a)	9,059	261,171
Kenneth Cole Productions, Inc. (a)	3,469	84,540
Maidenform Brands, Inc. (b)	5,425	104,703
Movado Group, Inc. (a)	6,074	154,401
Oxford Industries, Inc. (a)	5,594	240,039
Perry Ellis International, Inc. (a)	2,744	84,735
Phillips-Van Heusen Corp. (a)	20,281	847,137
Quiksilver, Inc. (a) (b)	41,539	504,699

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Skechers U. S. A., Inc.	4,057	$95,380
Steven Madden, Ltd. (a)	6,901	270,795
Stride Rite Corp.	13,783	192,411
The Warnaco Group, Inc. (a) (b)	17,294	334,466
Timberland Co. (Class A) (a)	17,079	491,363
True Religion Apparel, Inc. (a)	5,033	106,247
Under Armour, Inc. (a) (b)	7,211	288,584
UniFirst Corp. (a)	3,018	94,282
Volcom, Inc. (a) (b)	4,755	107,178
Wolverine World Wide, Inc. (a)	19,941	564,530
Xerium Technologies, Inc. (a)	6,975	77,283

		7,034,702

Thrifts & Mortgage Finance—2.1%
Accredited Home Lenders Holding Co. (a)	6,732	241,948
Anchor Bancorp Wisconsin, Inc. (a)	6,242	178,272
Bank Mutual Corp.	20,900	253,517
BankAtlantic Bancorp, Inc. (Class A) (a)	19,033	270,649
BankUnited Financial Corp. (a) (b)	10,883	283,720
Berkshire Hill Bancorp, Inc. (a)	2,974	105,845
Brookline Bancorp, Inc. (a)	21,277	292,559
Charter Municipal Mortgage Acceptance Co. (a)	17,803	355,348
Citizens First BanCorp, Inc. (a)	3,084	78,519
City Bank	2,666	125,382
Coastal Financial Corp. (a)	6,177	77,824
Columbia BanCorp (a)	4,630	258,493
Commercial Capital Bancorp, Inc.	16,841	268,446
Corus Bankshares, Inc. (a)	14,466	323,460
Dime Community Bancorp, Inc. (a)	10,912	160,734
Doral Financial Corp. (a)	27,884	183,756
Downey Financial Corp. (a)	7,123	473,964
Federal Agricultural Mortage Corp. (a)	4,977	131,741
Fidelity Bankshares, Inc. (a)	9,025	352,065
First Busey Corp. (a)	4,770	108,327
First Niagara Financial Group, Inc. (a)	41,854	610,231
FirstFed Financial Corp. (a) (b)	6,033	342,192
Flagstar Bancorp, Inc. (a)	14,886	216,591
Flushing Financial Corp. (a)	8,744	153,020
Franklin Bank Corp. (a) (b)	8,088	160,789
Fremont General Corp. (a)	22,507	314,873
Harbor Florida Bancshares, Inc. (a)	7,245	321,026
ITLA Capital Corp. (a)	1,943	104,456
Kearny Financial Corp. (a)	7,535	114,381
KNBT Bancorp. (a)	9,880	158,870
MAF Bancorp, Inc.	11,809	487,594
Net.Bank, Inc. (a)	16,110	97,466
NewAlliance Bancshares, Inc. (a)	39,521	578,983
Northwest Bancorp, Inc. (a)	6,125	156,188
Ocwen Financial Corp. (a)	13,008	193,819
Partners Trust Financial Group, Inc. (a)	16,463	176,319
PFF Bancorp, Inc.	8,404	311,284
Provident Bancorp, Inc. (a)	15,103	206,609
TierOne Corp.	7,148	242,532
Triad Guaranty, Inc. (a) (b)	4,001	204,731
TrustCo Bank Corp. (a)	25,923	281,005
W Holding Co., Inc.	35,463	209,586

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Willow Grove BanCorp, Inc.	5,444	$85,253
WSFS Financial Corp.	2,138	132,962

		10,385,329

Tobacco—0.1%
Alliance One International, Inc. (a)	37,455	153,566
Universal Corp.	8,916	325,701
Vector Group, Ltd. (a)	13,625	220,994

		700,261

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc.	15,095	368,318
Beacon Roofing Supply, Inc. (a) (b)	14,943	302,446
Electro Rent Corp. (a) (b)	5,559	94,559
H & E Equipment Services, Inc. (a) (b)	4,241	103,438
Interline Brands, Inc. (a) (b)	9,367	231,178
Kaman Corp.	7,959	143,342
NuCo2, Inc. (a) (b)	5,122	137,782
Rush Enterprises, Inc. (a)	6,903	115,142
Tal International Group, Inc.	5,611	119,009
TransDigm Group, Inc.	3,898	95,189
UAP Holdings Corp. (a) (b)	17,299	369,680
Watsco, Inc. (a)	9,411	433,000
Williams Scotsman International, Inc. (a) (b)	10,303	220,072

		2,733,155

Transportation Infrastructure—0.0%
Interpool, Inc.	4,367	98,083

Water Utilities—0.1%
American State Water Co. (a)	6,801	260,138
California Water Service Group (a)	5,594	206,586
SJW Corp. (a)	4,620	138,184
Southwest Water Co. (a)	9,749	119,230

		724,138

Wireless Telecommunication Services—0.3%
@ Road Inc (a)	22,036	128,690
Dobson Communications Corp. (a)	51,313	360,217
Fibertower Corp. (a)	40,993	387,384
iPCS, Inc. (b)	5,685	304,432

Security Description	Shares	Value

Wireless Telecommunication Services—(Continued)
Syniverse Holdings, Inc. (a) (b)	11,208	$168,120
USA Mobility, Inc.	8,939	204,167

		1,553,010

Total Common Stock (Identified Cost $392,906,578)		462,598,958

Rights—0.0%

Thrifts & Mortgage Finance—0.0%
BankUnited Financial Corp. (c) (d)	4,713	0

Total Rights (Identified Cost $1,602)		0

Short Term Investments—4.9%
Security Description	Face Amount	Value

Discount Notes—4.9%
Federal Home Loan Bank 4.796%, 10/02/06	$1,150,000	1,149,853
5.122%, 10/11/06	16,000,000	15,977,600
Federal National Mortgage Association 5.180%, 11/08/06	7,000,000	6,961,873

Total Short Term Investments (Identified Cost $24,089,326)		24,089,326

Total Investments—100.1% (Identified Cost $416,997,506) (e)		486,688,284
Liabilities in excess of other assets		(544,576)

Total Net Assets—100%		$486,143,708

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $121,244,858 and the collateral received consisted of cash in the amount of $125,751,355.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $416,997,506 and the composition of unrealized appreciation and depreciation of investment securities was $98,934,466 and $(29,243,688), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2006	Net Unrealized Appreciation
Russell 2000 Index Futures	12/14/2006	62	$22,276,910	$22,695,100	$418,190

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Armor Holdings, Inc. (a) (b)	40,900	$2,344,797
Ceradyne, Inc. (a) (b)	77,400	3,180,366
DRS Technologies, Inc. (a)	17,179	750,207
MTC Technologies, Inc. (a) (b)	52,500	1,262,100
Teledyne Technologies, Inc. (b)	33,300	1,318,680
United Industrial Corp. (a)	14,500	775,750

		9,631,900

Air Freight & Logistics—1.4%
Forward Air Corp.	50,900	1,684,281
UTi Worldwide, Inc. (a)	134,800	3,770,356

		5,454,637

Airlines—1.6%
Republic Airways Holdings, Inc. (b)	149,300	2,317,136
SkyWest, Inc.	167,000	4,094,840

		6,411,976

Auto Components—0.7%
Drew Industries, Inc. (a) (b)	11,500	290,490
Gentex Corp. (a)	115,900	1,646,939
LKQ Corp. (b)	28,400	623,948

		2,561,377

Automobiles—0.4%
Thor Industries, Inc. (a)	36,000	1,482,120

Beverages—0.3%
Boston Beer, Inc. (a) (b)	32,000	1,051,200

Biotechnology—3.9%
Alkermes, Inc. (b)	41,400	656,190
BioMarin Pharmaceutical, Inc. (a) (b)	73,700	1,048,751
Cephalon, Inc. (a) (b)	8,973	554,083
deCODE genetics, Inc. (a) (b)	57,600	316,800
Digene Corp. (a) (b)	69,000	2,977,350
Exelixis, Inc. (a) (b)	48,200	419,822
Human Genome Sciences, Inc. (a) (b)	38,400	443,136
Martek Biosciences Corp. (a) (b)	12,000	258,120
Myogen, Inc. (a) (b)	67,400	2,364,392
Neurocrine Biosciences, Inc. (a) (b)	11,400	122,550
Onyx Pharmaceuticals, Inc. (a) (b)	32,100	555,009
Panacos Pharmaceuticals, Inc. (a) (b)	222,600	1,104,096
PDL BioPharma, Inc. (a) (b)	85,700	1,645,440
Senomyx, Inc. (a) (b)	53,800	826,906
Techne Corp. (b)	27,900	1,418,994
Vertex Pharmaceuticals, Inc. (a) (b)	16,970	571,041

		15,282,680

Building Products—0.3%
Simpson Manufacturing Co. , Inc. (a)	14,900	402,747
Trex Co., Inc. (a) (b)	35,000	845,600

		1,248,347

Security Description	Shares	Value

Capital Markets—3.3%
Affiliated Managers Group, Inc. (a) (b)	38,449	$3,849,129
Eaton Vance Corp.	30,500	880,230
Greenhill & Co., Inc. (a)	35,800	2,399,316
Harris & Harris Group, Inc. (a) (b)	31,600	388,048
IntercontinentalExchange, Inc. (b)	27,200	2,041,904
Investors Financial Services Corp. (a)	18,800	809,904
optionsXpress Holdings, Inc. (a)	28,100	783,428
Raymond James Financial, Inc.	67,400	1,970,776

		13,122,735

Chemicals—0.4%
Symyx Technologies, Inc. (b)	65,800	1,394,302

Commercial Banks—2.2%
Boston Private Financial Holdings, Inc. (a)	42,200	1,176,536
East West Bancorp, Inc.	67,000	2,653,870
Pinnacle Financial Partners, Inc. (a) (b)	27,200	973,760
PrivateBancorp, Inc. (a)	14,700	672,084
SVB Financial Group (a) (b)	15,300	682,992
UCBH Holdings, Inc. (a)	103,800	1,812,348
Virginia Commerce Bancorp, Inc. (a) (b)	30,649	680,408

		8,651,998

Commercial Services & Supplies—6.9%
Administaff, Inc.	21,000	707,700
ChoicePoint, Inc. (b)	48,133	1,723,161
Global Cash Access, Inc. (a) (b)	45,100	680,559
Iron Mountain, Inc. (a) (b)	24,275	1,042,369
Kenexa Corp. (a) (b)	110,700	2,791,854
Mine Safety Appliances Co. (a)	49,200	1,753,488
Navigant Consulting, Inc. (a) (b)	64,300	1,289,858
Resources Connection, Inc. (b)	95,600	2,561,124
Stericycle, Inc. (a) (b)	35,400	2,470,566
Taleo Corp. (a) (b)	84,000	850,080
The Advisory Board Co. (b)	92,100	4,652,892
The Corporate Executive Board Co.	56,500	5,079,915
Waste Connections, Inc. (b)	43,800	1,660,458

		27,264,024

Communications Equipment—1.5%
Adtran, Inc.	42,000	1,001,280
Anaren, Inc. (b)	16,500	347,655
Avocent Corp. (b)	22,525	678,453
F5 Networks, Inc. (b)	39,500	2,121,940
Inter-Tel, Inc.	41,300	892,080
Plantronics, Inc. (a)	30,400	532,912
Polycom, Inc. (b)	17,393	426,650

		6,000,970

Computers & Peripherals—1.1%
Avid Technology, Inc. (a) (b)	92,820	3,380,504
Intermec, Inc. (a) (b)	16,300	429,668
Rackable Systems, Inc. (a) (b)	22,200	607,614

		4,417,786

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.2%
Insituform Technologies, Inc. (a) (b)	29,000	$704,120

Construction Materials—0.1%
Florida Rock Industries, Inc. (a)	8,200	317,422

Diversified Consumer Services—1.9%
Bright Horizons Family Solutions, Inc. (b)	51,500	2,149,095
ITT Educational Services, Inc. (b)	52,500	3,480,750
Jackson Hewitt Tax Service, Inc.	64,200	1,926,642

		7,556,487

Diversified Financial Services—0.4%
International Securities Exchange, Inc.	20,100	942,489
Nasdaq Stock Market, Inc. (b)	18,800	568,512

		1,511,001

Diversified Telecommunication Services—0.0%
NTELOS Holdings Corp. (b)	11,500	146,855

Electrical Equipment—0.3%
II-VI, Inc. (b)	44,400	1,106,448

Electronic Equipment & Instruments—5.0%
Aeroflex, Inc. (b)	201,500	2,071,420
Cognex Corp.	106,300	2,685,138
Color Kinetics, Inc. (a) (b)	134,300	2,280,414
CyberOptics Corp. (b)	177,937	2,348,768
FLIR Systems, Inc. (a) (b)	88,200	2,395,512
Itron, Inc. (a) (b)	41,000	2,287,800
Orbotech, Ltd. (b)	37,700	893,490
ScanSource, Inc. (a) (b)	54,200	1,643,886
Symbol Technologies, Inc.	57,900	860,394
TTM Technologies, Inc. (b)	196,500	2,299,050

		19,765,872

Energy Equipment & Services—5.6%
Acergy S.A. (ADR) (a) (b)	30,700	524,049
Atwood Oceanics, Inc. (b)	17,500	786,975
Bronco Drilling Co., Inc. (a) (b)	112,300	1,974,234
FMC Technologies, Inc. (b)	20,900	1,122,330
Global Industries, Inc. (b)	113,900	1,772,284
Grey Wolf, Inc. (a) (b)	83,400	557,112
Helix Energy Solutions Group, Inc. (a) (b)	79,600	2,658,640
Helmerich & Payne, Inc.	27,800	640,234
Input/Output, Inc. (a) (b)	79,200	786,456
Lone Star Technologies, Inc. (b)	12,000	580,560
NS Group, Inc. (b)	14,300	923,065
Oil States International, Inc. (b)	74,200	2,040,500
Patterson-UTI Energy, Inc.	53,600	1,273,536
SEACOR Holdings, Inc. (a) (b)	8,600	709,500
TETRA Technologies, Inc. (b)	95,600	2,309,696
Todco (Class A) (a) (b)	33,500	1,159,100
Unit Corp. (b)	50,800	2,335,276

		22,153,547

Security Description	Shares	Value

Food & Staples Retailing—0.7%
United Natural Foods, Inc. (a) (b)	84,000	$2,603,160

Food Products—0.6%
SunOpta, Inc. (a) (b)	202,800	2,143,596

Health Care Equipment & Supplies—7.8%
American Medical Systems Holdings, Inc. (a) (b)	65,100	1,199,793
ArthroCare Corp. (a) (b)	40,500	1,897,830
Aspect Medical Systems, Inc. (a) (b)	88,400	1,508,988
Charles River Laboratories International, Inc. (a) (b)	10,200	442,782
Cytyc Corp. (a) (b)	71,000	1,738,080
DENTSPLY International, Inc.	37,300	1,123,103
Dionex Corp. (b)	7,000	356,580
Gen-Probe, Inc. (b)	44,100	2,067,849
Hologic, Inc. (a) (b)	66,700	2,902,784
ICU Medical, Inc. (a) (b)	25,600	1,164,288
IDEXX Laboratories, Inc. (a) (b)	10,400	947,856
Immucor, Inc. (b)	71,650	1,605,677
Integra LifeSciences Holdings (a) (b)	10,000	374,800
Invitrogen Corp. (b)	27,100	1,718,411
Kyphon, Inc. (b)	68,700	2,570,754
Mentor Corp. (a)	15,100	760,889
Meridian Bioscience, Inc.	47,300	1,112,023
Respironics, Inc. (b)	85,000	3,281,850
SonoSite, Inc. (a) (b)	10,300	292,520
STERIS Corp.	70,600	1,698,636
Thoratec Corp. (a) (b)	72,300	1,128,603
Varian, Inc. (b)	16,600	761,442

		30,655,538

Health Care Providers & Services—5.8%
Amedisys, Inc. (a) (b)	16,900	670,423
Community Health Systems, Inc. (b)	24,900	930,015
Computer Programs & Systems, Inc.	112,000	3,670,240
Coventry Health Care, Inc. (b)	41,475	2,136,792
DaVita, Inc. (b)	58,400	3,379,608
Gentiva Health Services, Inc. (a) (b)	42,000	690,480
Healthspring, Inc. (b)	15,900	306,075
Henry Schein, Inc. (a) (b)	12,400	621,736
LCA-Vision, Inc. (a)	5,300	218,943
LifePoint Hospitals, Inc. (b)	24,800	875,936
Manor Care, Inc. (a)	23,800	1,244,264
Matria Healthcare, Inc. (a) (b)	41,649	1,157,426
Omnicare, Inc. (a)	26,800	1,154,812
Option Care, Inc. (a)	20,800	278,512
Patterson Cos., Inc. (a) (b)	8,100	272,241
Pharmaceutical Product Development, Inc.	65,000	2,319,850
Symbion, Inc. (a) (b)	63,700	1,169,532
Triad Hospitals, Inc. (b)	18,100	796,943
United Surgical Partners International, Inc. (a) (b)	39,000	968,370

		22,862,198

Hotels, Restaurants & Leisure—3.4%
BJ’s Restaurants, Inc. (a) (b)	66,700	1,468,067
CEC Entertainment, Inc. (b)	16,450	518,340
International Speedway Corp. (Class A)	6,200	309,008

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Orient-Express Hotels, Ltd. (Class A)	22,600	$844,788
P.F. Chang’s China Bistro, Inc. (a) (b)	23,300	808,743
RARE Hospitality International, Inc. (b)	74,675	2,282,068
Scientific Games Corp. (b)	5,100	162,180
Shuffle Master, Inc. (a) (b)	65,950	1,781,310
Sonic Corp. (a) (b)	71,362	1,613,495
Station Casinos, Inc. (a)	21,800	1,260,694
The Cheesecake Factory, Inc. (b)	29,749	808,875
WMS Industries, Inc. (a) (b)	46,600	1,361,186

		13,218,754

Household Durables—0.7%
Harman International Industries, Inc.	7,400	617,456
iRobot Corp. (a) (b)	43,400	870,604
M.D.C. Holdings, Inc. (a)	18,683	867,825
Toll Brothers, Inc. (b)	16,500	463,320

		2,819,205

Insurance—0.9%
Brown & Brown, Inc. (a)	27,700	846,512
Max Re Capital, Ltd.	30,600	702,576
StanCorp Financial Group, Inc.	43,300	1,932,479

		3,481,567

Internet & Catalog Retail—1.5%
Coldwater Creek, Inc. (a) (b)	132,300	3,804,948
drugstore.com, Inc. (a) (b)	215,200	742,440
Nutri/System, Inc. (a) (b)	21,100	1,314,319

		5,861,707

Internet Software & Services—2.3%
CNET Networks, Inc. (a) (b)	145,600	1,394,848
Cybersource Corp. (a) (b)	121,500	1,437,345
Digital Insight Corp. (b)	47,200	1,383,904
Digital River, Inc. (a) (b)	26,600	1,359,792
Digitas, Inc. (b)	70,700	680,134
Jupitermedia Corp. (a) (b)	30,900	267,594
Websense, Inc. (b)	81,800	1,767,698
WebSideStory, Inc. (a) (b)	44,800	591,808

		8,883,123

IT Services—3.1%
CACI International, Inc. (Class A) (b)	35,500	1,952,855
Global Payments, Inc.	43,720	1,924,117
Heartland Payment Systems, Inc. (a)	7,900	205,400
Inforte Corp. (b)	235,400	972,202
MoneyGram International, Inc.	73,700	2,141,722
NCI, Inc. (Class A) (b)	120,800	1,448,392
RightNow Technologies, Inc. (a) (b)	89,900	1,403,339
SI International, Inc. (a) (b)	5,100	163,098
SRA International, Inc. (a) (b)	68,200	2,050,092

		12,261,217

Security Description	Shares	Value

Leisure Equipment & Products—1.0%
MarineMax, Inc. (a) (b)	80,400	$2,046,180
Pool Corp. (a)	44,525	1,714,213

		3,760,393

Machinery—2.4%
Actuant Corp. (a)	61,500	3,081,150
Bucyrus International, Inc.	8,400	356,328
Kaydon Corp. (a)	35,900	1,329,018
Kennametal, Inc.	9,500	538,175
Oshkosh Truck Corp.	62,600	3,159,422
The Manitowoc Co., Inc.	21,900	980,901

		9,444,994

Media—0.4%
Getty Images, Inc. (a) (b)	24,500	1,217,160
Gray Television, Inc.	42,500	272,425
Triple Crown Media, Inc. (a) (b)	4,250	30,940

		1,520,525

Metals & Mining—0.4%
Reliance Steel & Aluminum Co.	8,400	269,976
Steel Dynamics, Inc. (a)	29,000	1,463,050

		1,733,026

Multiline Retail—0.1%
Fred’s, Inc.	25,850	326,227

Office Electronics—0.5%
Zebra Technologies Corp. (Class A) (a) (b)	50,842	1,817,093

Oil, Gas & Consumable Fuels—3.6%
Bill Barrett Corp. (a) (b)	86,500	2,124,440
Bois d’Arc Energy, Inc. (a) (b)	90,600	1,386,180
Cabot Oil & Gas Corp.	55,200	2,645,736
Comstock Resources, Inc. (b)	116,900	3,173,835
Forest Oil Corp. (a) (b)	29,700	938,223
Foundation Coal Holdings, Inc.	27,100	877,227
Mariner Energy, Inc. (b)	35,436	650,959
Petrohawk Energy Corp. (b)	59,565	618,285
Petroleum Development Corp. (b)	24,600	981,294
Stone Energy Corp. (b)	18,200	736,736
VeraSun Energy Corp. (a) (b)	8,000	128,400

		14,261,315

Pharmaceuticals—2.2%
Medicis Pharmaceutical Corp. (Class A) (a)	75,000	2,426,250
Noven Pharmaceuticals, Inc. (a) (b)	95,800	2,310,696
Salix Pharmaceuticals, Ltd. (a) (b)	103,260	1,400,206
The Medicines Co. (a) (b)	98,700	2,226,672
Valeant Pharmaceuticals International, Inc. (a)	22,000	435,160

		8,798,984

Real Estate—0.1%
CapitalSource, Inc. (REIT)	16,366	422,570

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.8%
Dollar Thrifty Automotive Group, Inc. (a) (b)	34,400	$1,533,208
Old Dominion Freight Line, Inc. (b)	106,950	3,211,709
U.S. Xpress Enterprises, Inc. (a) (b)	80,200	1,856,630
Werner Enterprises, Inc. (a)	33,600	628,656

		7,230,203

Semiconductors & Semiconductor Equipment—6.3%
Advanced Energy Industries, Inc. (b)	166,300	2,833,752
ATMI, Inc. (b)	43,800	1,273,266
Cohu, Inc. (a)	44,000	784,520
Cymer, Inc. (b)	59,300	2,603,863
Entegris, Inc. (b)	120,400	1,313,564
Exar Corp. (b)	45,700	607,353
Integrated Device Technology, Inc. (b)	112,650	1,809,159
Intersil Corp. (Class A)	76,864	1,887,011
Micrel, Inc. (b)	82,300	789,257
Microchip Technology, Inc.	7,350	238,287
Microsemi Corp.	74,800	1,409,980
OmniVision Technologies, Inc. (a) (b)	34,200	488,034
ON Semiconductor Corp. (a) (b)	349,100	2,052,708
Pericom Semiconductor Corp. (b)	32,400	315,900
Semtech Corp. (b)	104,600	1,334,696
Spansion, Inc. (Class A) (a) (b)	52,900	881,843
TriQuint Semiconductor, Inc. (a) (b)	67,420	350,584
Varian Semiconductor Equipment Associates, Inc. (b)	80,000	2,936,000
Virage Logic Corp. (a) (b)	68,700	625,857

		24,535,634

Software—5.6%
Activision, Inc. (b)	92,377	1,394,893
Actuate Corp. (b)	161,700	714,714
Agile Software Corp. (b)	86,100	562,233
ANSYS, Inc. (b)	31,600	1,396,088
Epicor Software Corp. (a) (b)	56,700	743,337
FactSet Research Systems, Inc. (a)	32,100	1,559,097
Fair Isaac Corp.	44,619	1,631,717
FileNET Corp. (b)	21,900	762,777
Hyperion Solutions Corp. (b)	78,112	2,693,302
Informatica Corp. (b)	194,600	2,644,614
Jack Henry & Associates, Inc. (a)	31,200	679,224
Macrovision Corp. (b)	47,000	1,113,430
NAVTEQ, Inc. (b)	25,100	655,361
Open Solutions, Inc. (b)	32,500	936,325
Quest Software, Inc. (b)	53,900	769,692
Radiant Systems, Inc. (a) (b)	143,250	1,730,460
Red Hat, Inc. (a) (b)	51,900	1,094,052
Sonic Solutions (a) (b)	49,000	746,760
Witness Systems, Inc. (b)	7,200	126,216

		21,954,292

Specialty Retail—5.8%
A.C. Moore Arts & Crafts, Inc. (a) (b)	120,900	2,300,727
Charlotte Russe Holding, Inc. (b)	41,000	1,129,140
Christopher & Banks Corp. (a)	56,350	1,661,198

Security Description	Shares	Value

Specialty Retail—(Continued)
Citi Trends, Inc. (a) (b)	38,700	$1,335,537
GameStop Corp. (Class A) (a) (b)	12,900	597,012
Hibbett Sporting Goods, Inc. (b)	81,850	2,142,833
O’Reilly Automotive, Inc. (b)	99,000	3,287,790
Pacific Sunwear of California, Inc. (a) (b)	29,755	448,705
Ross Stores, Inc.	28,100	714,021
The Gymboree Corp. (b)	65,800	2,775,444
Tractor Supply Co. (b)	43,100	2,080,006
Urban Outfitters, Inc. (a) (b)	64,700	1,144,543
Williams-Sonoma, Inc.	25,800	835,662
Zumiez, Inc. (a) (b)	91,600	2,473,200

		22,925,818

Textiles, Apparel & Luxury Goods—0.7%
Fossil, Inc. (a) (b)	29,149	627,869
Quiksilver, Inc. (a) (b)	141,500	1,719,225
Timberland Co. (Class A)	14,800	425,796

		2,772,890

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a) (b)	33,300	673,992
Interline Brands, Inc. (b)	8,800	217,184

		891,176

Wireless Telecommunication Services—0.7%
NII Holdings, Inc. (Class B) (a) (b)	21,000	1,305,360
SBA Communications Corp. (b)	17,700	430,641
Syniverse Holdings, Inc. (b)	37,000	555,000
Wireless Facilities, Inc. (a) (b)	266,400	570,096

		2,861,097

Total Common Stock (Identified Cost $316,127,740)		387,284,106

Short Term Investments—1.1%

Mutual Funds—1.1%
T. Rowe Price Reserve Investment Fund	4,253,329	4,253,329

Total Short Term Investments (Identified Cost $4,253,329)		4,253,329

Total Investments—99.7% (Identified Cost $320,381,069) (c)		391,537,435
Other assets less liabilities		1,111,399

Total Net Assets—100%		$392,648,834

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $ 97,491,604 and the collateral received consisted of cash in the amount of $100,621,144.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $320,381,069 and the composition of unrealized appreciation and depreciation of investment securities was $91,197,024 and $(20,040,658), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.6% of Total Net Assets

Security Description	Shares	Value

Australia—1.0%
BHP Billiton, Ltd. (ADR) (a)	73,700	$2,791,756
Computershare, Ltd.	308,300	1,770,335
National Australia Bank, Ltd.	66,200	1,816,668

		6,378,759

Austria—0.1%
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	13,700	662,380

Belgium—0.3%
KBC Bancassurance Holding NV	16,500	1,736,960

Bermuda—0.1%
Esprit Holdings, Ltd.	54,000	489,549

Brazil—1.0%
Banco Bradesco S.A. (ADR) (a)	47,200	1,574,120
Banco Nossa Caixa S.A. (b)	110,700	2,206,514
Medial Saude S.A.	89,000	974,400
Unibanco-Uniao de Banco Brasileiros S.A. (GDR)	22,400	1,657,600

		6,412,634

Canada—1.2%
ACE Aviation Holdings, Inc. (b)	43,700	1,354,261
Canadian Natural Resources, Ltd.	82,700	3,777,563
Canadian Natural Resources, Ltd. (USD)	1,700	77,486
EnCana Corp.	15,400	718,216
Teck Cominco, Ltd.	25,900	1,813,000

		7,740,526

Cayman Islands—0.4%
GlobalSantaFe Corp. (a)	19,300	964,807
Semiconductor Manufacturing International Corp.	12,453,000	1,601,731
Suntech Power Holdings Co., Ltd. (a) (b)	8,700	224,721

		2,791,259

China—0.0%
China Merchants Bank Co., Ltd.	46,000	64,824

Finland—2.8%
Fortum Oyj	155,000	4,128,541
Metso Oyj	76,800	2,821,785
Neste Oil Oyj (b)	67,800	1,983,325
Nokia Corp. (ADR)	411,204	8,096,607
Nokia Oyj	38,400	755,949

		17,786,207

France—10.5%
Accor S.A.	6,600	449,425
Air Liquide	11,440	2,335,200
Air Liquide S.A.	2,420	493,543
Alcatel S.A. (a)	199,400	2,428,692
Altran Technologies S.A.	157,400	1,291,031

Security Description	Shares	Value

France—(Continued)
AXA S.A.	327,077	$12,048,278
BNP Paribas S.A.	65,973	7,092,958
Carrefour S.A.	26,100	1,648,708
CNP Assurances S.A.	11,200	1,086,316
Compagnie Generale de Geophysique S.A. (a)	127,000	3,954,780
Lagardere S.C.A.	24,400	1,759,699
Nexity	48,600	3,078,568
Orpea (b)	29,046	2,207,473
Pernod Ricard S.A.	7,700	1,601,913
Renault S.A.	65,600	7,518,509
Societe Television Francaise 1 S.A.	19,500	622,515
Société Générale	43,100	6,851,079
Suez S.A.	59,400	2,609,916
Total S.A.	18,704	1,233,155
Total S.A. (ADR)	100	6,594
Vinci S.A.	42,718	4,755,207
Vivendi Universal S.A.	69,200	2,491,036

		67,564,595

Germany—13.8%
Aareal Bank AG	51,153	2,270,687
Allianz AG	71,029	12,321,629
Bayer AG (ADR)	48,200	2,455,790
Bilfinger & Berger Bau AG	62,700	3,716,389
DAB Bank AG	147,910	1,384,143
Deutche Postbank AG	30,300	2,297,963
Duetz AG	48,000	507,449
E.ON AG	35,500	4,218,244
E.ON AG (ADR)	75,200	2,983,184
GFK AG	300	12,893
Heidelberger Druckmaschinen AG	142,700	5,878,109
Hochtief AG	110,943	6,943,340
Hypo Real Estate Holding AG	95,008	5,922,292
Infineon Technologies AG (a)	180,900	2,140,047
Interhyp AG	3,200	289,791
IWKA Group AG	50,500	1,031,266
KarstadtQuele AG	114,700	2,725,153
Linde AG	24,714	2,331,357
MAN AG	52,855	4,469,062
MTU Aero Engines Holding AG (b)	31,200	1,165,407
Münchener Rückversicherungs-Gesellschaft AG	46,900	7,412,389
Patrizia Immo AG	41,400	1,107,678
Pfleiderer AG (b)	46,700	1,120,740
Q-Cells AG (b)	28,100	1,149,230
RWE AG	28,381	2,616,729
SAP AG (ADR)	33,400	1,653,300
SGL Carbon AG	178,800	3,439,240
Siemens AG (ADR)	38,500	3,353,350
Wacker Chemie AG	13,800	1,626,878
Wincor Nixdorf AG	1,400	203,416

		88,747,145

Greece—0.0%
OPAP S.A.	7,930	265,834

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—0.1%
Cheung Kong Holdings, Ltd.	30,000	$322,028
The Wharf Holdings, Ltd.	87,000	299,188

		621,216

India—0.0%
Satyam Computer Services, Ltd.	16,392	293,597

Ireland—1.0%
AgCert International	233,900	651,931
Allied Irish Banks, Plc.	72,900	1,939,577
C & C Group, Plc.	270,625	3,661,750

		6,253,258

Israel—0.4%
Bank Hapoalim B.M.	269,500	1,271,482
Mizrahi Tefahot Bank, Ltd.	117,600	721,251
Teva Pharmaceutical Industries, Ltd.	11,900	404,801

		2,397,534

Italy—3.4%
Banca Intesa S.p.A.—RNC	741,898	4,543,128
Banche Popolari Unite S.c.ar.l.	95,300	2,563,612
Banco Popolare di Verona e Novara S.c.ar.l.	52,300	1,444,269
Eni S.p.A. (ADR)	12,800	761,728
FIAT S.p.A.	78,300	1,246,740
Lottomatica S.p.A. (b)	48,800	1,841,370
Mediobanca S.p.A.	91,000	1,983,957
Milano Assicurazioni S.p.A.	107,300	793,640
Pirelli & C Real Estate S.p.A.	29,800	1,771,077
UniCredito Italiano S.p.A.	469,000	3,889,272
UniCredito Italiano S.p.A. (Non-Convertable)	98,100	811,856

		21,650,649

Japan—26.3%
Aeon Mall Co., Ltd.	26,500	1,405,850
Alpen Co., Ltd.	26,500	788,674
Aoyama Trading Co., Ltd.	63,400	2,021,288
Arealink Co., Ltd.	469	271,323
Asahi Breweries, Ltd.	116,600	1,703,593
Bank of Nagoya	259,000	1,976,423
Canon Finetech, Inc.	34,800	610,083
Canon, Inc.	125,400	6,572,039
Credit Saison Co., Ltd.	94,400	3,995,187
Daihatsu Motor Co., Ltd.	62,000	569,268
Daiwa House Industry Co., Ltd.	170,000	2,955,664
Daiwa Securities Group, Inc.	629,000	7,381,463
DCM Japan Holdings Co., Ltd.	57,420	722,129
East Japan Railway Co.	411	2,883,010
ETrade Securities	1,206	1,377,770
Fujitsu, Ltd.	357,000	2,956,628
Hokugin Financial Group, Inc.	317,900	1,203,283
Isetan Co., Ltd.	54,500	923,144
JSR Corp.	141,900	3,141,190
Juroku Bank	341,000	2,031,616
Kansai Paint Co.	124,000	940,625

Security Description	Shares	Value

Japan—(Continued)
Marui Co., Ltd.	61,900	$909,159
Matsushita Electric Industrial Co., Ltd.	72,000	1,531,034
Mazda Motor Corp.	199,000	1,211,887
Millea Holdings, Inc. (c)	49,500	1,722,013
Mitsubishi Estate Co., Ltd.	184,000	4,039,815
Mitsui & Co., Ltd.	188,000	2,401,318
Mitsui Fudosan Co., Ltd.	173,000	3,951,831
Mitsui Sumitomo Insurance Co., Ltd.	149,000	1,859,516
Mitsui Trust Holdings, Inc.	14,000	160,090
Mizuho Financial Group, Inc.	744	5,764,658
Murata Manufacturing Co., Ltd.	23,600	1,647,626
Nidec Corp.	36,200	2,744,652
Nikko Cordial Corp.	659,500	7,691,654
Nintendo Co., Ltd.	17,500	3,617,951
Nippon Chemi-Con Corp.	211,000	1,503,684
Nippon Electronic, Inc.	123,200	2,732,920
Nitto Denko Corp.	48,100	2,863,910
Nomura Holdings, Inc.	218,100	3,836,820
Nomura Holdings, Inc. (ADR)	119,400	2,099,052
Nomura Real Estate (c)	5,100	151,271
NSK, Ltd.	204,000	1,729,701
NTT DoCoMo, Inc.	906	1,397,636
NTT Urban Development Corp.	239	1,918,027
Okamura Corp.	169,000	1,971,317
OMC Card, Inc.	235,600	2,783,968
Omron Corp.	137,300	3,367,388
ORIX Corp.	19,750	5,489,469
Sekisui House, Ltd.	195,000	2,945,950
Seven & I Holdings Co., Ltd.	70,700	2,282,870
SFCG Co., Ltd.	10,810	2,059,486
Shimizu Corp.	351,000	2,014,164
Sompo Japan Insurance, Inc.	353,000	4,642,227
Sony Corp.	4,800	194,240
Sony Corp. (ADR)	64,800	2,615,328
Sumco Corp.	18,900	1,406,387
Sumitomo Corp.	132,100	1,655,277
Sumitomo Electric Industries, Ltd.	278,000	3,749,969
Sumitomo Metal Industries, Ltd.	244,000	939,990
Sumitomo Mitsui Financial Group, Inc.	697	7,313,713
Sumitomo Osaka Cement Co., Ltd.	686,000	2,040,557
T&D Holdings, Inc.	10,600	770,347
Taiheiyo Cement Corp.	313,000	1,162,761
The Bank of Fukuoka, Ltd.	85,000	627,138
The Daiei, Inc.	58,600	1,029,589
The Nishi-Nippon Bank, Ltd.	318,000	1,565,227
Tokai Carbon Co.	97,000	620,233
Tokuyama Corp.	267,000	3,561,335
Tokyo Electron, Ltd.	20,900	1,552,024
Tokyo Star Bank, Ltd.	4	12,535
Tokyo Tomin Bank	37,300	1,573,794
Toyota Industries Corp.	28,200	1,201,098
Toyota Motor Corp.	4,400	239,833
Toyota Motor Corp. (ADR)	26,400	2,874,960

		168,179,649

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Luxembourg—0.1%
SES Global (FDR)	25,837	$384,896

Mexico—0.2%
Fomento Economico Mexicano S.A. de C.V. (ADR)	13,300	1,289,302

Netherlands—3.5%
ABN AMRO Holdings NV	20,300	591,179
ASM International NV	83,800	1,520,132
ING Groep NV	132,492	5,816,632
ING Groep NV (ADR) (a)	38,800	1,706,424
Koninklijke Philips Electronics NV (ADR)	174,000	6,091,740
Reed Elsevier NV (ADR)	97,600	3,262,768
Rodamco Europe NV	24,800	2,886,046
Telegraaf Media Groep NV	18,900	449,612

		22,324,533

Netherlands Antilles—0.5%
Schlumberger, Ltd.	48,800	3,027,064

Norway—3.5%
Aker Kvaerner ASA	23,450	2,097,729
DnB NOR ASA	297,200	3,648,661
Fred Olsen Energy ASA	64,500	2,664,238
Norsk Hydro ASA (ADR)	42,300	952,173
Odfjell ASA	49,700	747,010
Odfjell ASA (Series A)	2,500	38,766
Petroleum Geo-Services ASA	34,950	1,712,330
Prosafe ASA	33,400	2,057,607
Renewable Energy Corp. ASA	81,900	1,271,057
Statoil ASA	209,300	4,985,526
Tandberg ASA	223,200	2,383,380

		22,558,477

Singapore—0.8%
ASE Test, Ltd. (a) (b)	175,100	1,495,354
City Developments, Ltd.	214,000	1,437,440
STATS ChipPAC, Ltd. (ADR)	367,500	2,208,675

		5,141,469

South Africa—1.0%
ABSA Group, Ltd.	135,300	1,733,817
FirstRand	372,000	848,186
Lewis Group, Ltd.	2,600	15,919
Massmart Holdings, Ltd.	194,745	1,427,988
Nedbank Group, Ltd.	146,000	2,149,250

		6,175,160

South Korea—0.9%
Daegu Bank	162,590	2,715,234
Kookmin Bank	31,290	2,449,323
LG Electronics, Inc.	12,500	808,800

		5,973,357

Security Description	Shares	Value

Spain—2.5%
Antena 3 TV	64,300	$1,314,552
Banco Bilbao Vizcaya Argentaria S.A.	284,900	6,589,737
Banco Santander Central Hispano S.A.	64,400	1,017,556
Banco Santander Central Hispano S.A. (ADR)	160,100	2,527,979
Bolsas y Mercados Espanoles	26,400	987,044
Gestevision Telecino S.A.	37,000	942,564
Inditex S.A.	23,700	1,105,861
Telefonica S.A. (ADR)	30,367	1,573,314

		16,058,607

Sweden—1.8%
Atlas Copco AB (Series B)	112,800	2,825,888
Securitas AB	141,400	1,780,559
Securitas Systems AB	141,400	531,710
Tele2 AB	61,050	616,818
Telefonakitebolaget LM Ericsson (ADR)	176,500	6,080,425

		11,835,400

Switzerland—9.0%
ABB, Ltd.	47,422	622,500
Actelion, Ltd.	5,740	823,666
Baloise Holdings AG	21,367	2,098,154
Converium Holdings AG	75,439	917,594
Credit Suisse Group	61,957	3,580,318
Credit Suisse Group (ADR)	8,600	498,370
Nestle S.A.	20,637	7,191,645
Novartis AG	155,702	9,081,808
Novartis AG (ADR)	46,800	2,734,992
Roche Holding AG	69,844	12,082,247
SGS S.A.	3,712	3,733,218
Swiss Life Holding	7,608	1,777,181
Swiss Reinsurance Co.	33,193	2,537,728
Syngenta AG (ADR)	125,800	3,796,644
UBS AG	28,087	1,677,836
UBS AG (a)	2,200	130,482
Zurich Financial Services AG	17,360	4,260,814

		57,545,197

Taiwan—1.3%
Advanced Semicondtuctor, Inc.	3,301,149	3,060,032
AU Optronics Corp.	90,640	128,856
AU Optronics Corp. (ADR) (a)	118,256	1,685,148
Nan Ya Printed Circuit Board Corp.	282,000	1,946,606
ProMOS Technologies, Inc.	2,603,000	1,020,245
Yuanta Core Pacific Securities Co.	524,000	349,483

		8,190,370

Thailand—0.7%
Bangkok Bank PCL	312,000	909,622
Krung Thai Bank, Ltd.	5,646,200	1,728,045
Siam Commercial Bank, Plc.	986,300	1,601,179

		4,238,846

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Turkey—0.5%
Tupras Turkiye Petrol Rafine	24,000	$369,045
Turkiye Garanti Bankasi AS	898,000	2,643,299

		3,012,344

United Kingdom—8.0%
Babcock International Group	212,900	1,388,016
BAE Systems, Plc.	608,391	4,496,126
BP, Plc. (ADR)	148,000	9,705,840
British Energy Group, Plc.	111,600	1,211,189
Cookson Group, Plc.	153,500	1,628,359
Dawnay Day Treveria, Plc. (b)	1,113,400	1,610,166
GlaxoSmithKline, Plc.	129,400	6,887,962
Hanson, Plc.	67,495	969,524
HSBC Holdings, Plc.	16,200	295,411
Intertek Group, Plc.	68,400	997,386
NETeller, Plc. (b)	160,700	1,067,833
Old Mutual, Plc.	666,700	2,087,678
Rentokil Initial, Plc.	857,500	2,348,931
Rolls-Royce Group, Plc.	402,384	3,407,189
Serco Group, Plc.	399,300	2,802,512
T&F Informa Plc.	74,500	689,001
Tesco, Plc.	110,344	742,857
Unilever, Plc. (ADR) (a)	139,420	3,459,010
Vendeta Resources, Plc.	59,600	1,293,716
Vodafone Group, Plc. (ADR) (a)	184,000	4,206,240

		51,294,946

United States—0.9%
Affiliated Computer Services, Inc. (Class A) (b)	22,000	1,140,920
Synthes, Inc. (b)	24,563	2,732,061
Wyeth	42,900	2,181,036

		6,054,017

Total Common Stock (Identified Cost $536,681,675)		625,140,560

Preferred Stock—0.5%

Germany—0.5%
Fresenius Medical Care AG	8,600	1,536,186
ProSiebensat.1 Media AG (b)	51,500	1,425,257
Total Preferred Stock (Identified Cost $2,000,162)		2,961,443

Short Term Investments—2.4%
Security Description	Face Amount	Value

United States—2.4%
State Street Repurchase Agreement dated 09/29/06 at 1.700% to be repurchased at $15,586,208 on 10/02/06, collateralized by $15,895,000 U.S. Treasury Note 4.375% due 11/15/08 with a value of $16,053,950.	$15,584,000	$15,584,000

Total Short Term Investments (Identified Cost $15,584,000)		15,584,000

Total Investments—100.5% (Identified Cost $554,265,837) (d)		643,686,003
Liabilities in excess of other assets		(3,450,907)

Total Net Assets—100%		$640,235,096

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $112,610,223 and the collateral received consisted of cash in the amount of $117,064,074 and securities with a market value of $801,780.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $554,265,837 and the composition of unrealized appreciation and depreciation of investment securities was $106,004,568 and $(16,584,402), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(FDR)—	Fudiciary Depository Receipt
(GDR)—	Global Depository Receipt.
(USD)—	United States Dollar

Ten Largest Industries as of September 30, 2006	Percentage of Total Net Assets
Commercial Banks	15.7%
Insurance	9.0%
Diversified Financial Services	7.5%
Pharmaceuticals	5.2%
Oil, Gas & Consumable Fuels	4.7%
Machinery	3.6%
Household Durables	3.2%
Construction & Engineering	3.0%
Electronic Equipment & Instruments	2.9%
Real Estate	2.8%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.6% of Total Net Assets

Security Description	Shares	Value

Australia—4.7%
Alinta, Ltd.	11,816	$100,357
Alumina, Ltd.	61,038	280,034
Amcor, Ltd.	44,742	248,029
AMP, Ltd. (a)	94,801	631,460
Ansell, Ltd.	1	8
Aristocrat Leisure, Ltd. (a)	18,360	193,047
Australia & New Zealand Banking Group, Ltd.	85,928	1,717,591
Australia Gas & Light Co., Ltd. (a)	21,537	345,072
Australian Stock Exchange, Ltd.	8,754	212,066
AXA Asia Pacific Holdings, Ltd.	39,352	191,406
Babcock & Brown, Ltd.	10,975	165,206
BHP Billiton, Ltd.	162,969	3,090,282
Billabong International, Ltd. (a)	9,132	100,006
BlueScope Steel, Ltd. (a)	43,053	207,924
Boral, Ltd.	26,326	142,193
Brambles Industries, Ltd. (a)	52,893	504,183
Caltex Australia (a)	6,631	118,401
Coca-Cola Amatil, Ltd. (a)	24,265	121,004
Cochlear, Ltd.	2,300	90,844
Coles Myer, Ltd.	61,070	655,076
Commonwealth Bank of Australia	60,303	2,055,621
Computershare, Ltd.	23,234	133,433
CSL, Ltd.	8,128	327,100
CSR, Ltd.	61,958	138,029
DB RREEF Trust	161,255	192,382
Foster’s Group, Ltd.	107,719	516,691
Futuris Corp., Ltd.	1	2
Insurance Australia Group, Ltd. (a)	77,348	304,233
John Fairfax Holdings, Ltd.	42,720	134,311
Leighton Holdings, Ltd.	7,660	110,691
Lend Lease Corp., Ltd.	22,233	265,417
Macquarie Bank, Ltd. (a)	11,350	584,918
Macquarie Goodman Co. (a)	62,824	305,003
Mirvac Group (a)	60,184	212,572
National Australia Bank, Ltd.	76,938	2,111,624
Newcrest Mining, Ltd.	16,271	274,776
Orica, Ltd.	16,819	281,553
Origin Energy, Ltd.	40,383	200,661
Perpetual Trustees Australia, Ltd.	1,660	90,619
Qantas Airways	66,091	193,113
QBE Insurance Group, Ltd.	37,666	687,408
Rinker Group, Ltd.	44,300	459,820
Rio Tinto, Ltd. (a)	13,419	704,809
Santos, Ltd.	26,929	226,117
Sonic Healthcare, Ltd. (a)	11,475	113,268
Suncorp-Metway, Ltd.	30,024	491,006
Symbion Health, Ltd.	36,911	118,379
TABCORP Holdings, Ltd. (a)	23,353	272,690
Tattersall’s, Ltd.	59,750	159,444
Telstra Corp., Ltd. (a)	116,776	323,122
Toll Holdings, Ltd. (a)	25,955	297,653
Transurban Group (a)	41,258	224,626
Wesfarmers, Ltd. (a)	19,856	517,002
Westfield Group (a)	68,545	961,741
Westpac Banking Corp.	87,055	1,472,820
Woodside Petroleum, Ltd.	22,246	654,986
Woolworths, Ltd.	56,385	851,024
Zinifex, Ltd.	24,347	212,426

		26,295,279

Security Description	Shares	Value

Austria—0.5%
Boehler-Uddeholm AG	2,316	$129,811
Erste Bank der oesterreichischen Sparkassen AG	8,350	518,853
Immoeast Immoble	14,226	172,844
IMMOFINANZ Immobilien Anlagen AG	21,646	260,544
Meinl European Land	6,971	151,698
OMV AG	8,768	456,858
Raiffenis International Bank-Holdings AG (a)	1,705	181,143
Telekom Austria AG	18,234	459,260
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	3,640	175,726
Voestalpine AG	4,484	184,522
Wiener Stadtische Allgemeine Versicherung AG	1,576	98,861
Wienerberger AG	3,825	180,248

		2,970,368

Belgium—0.8%
AGFA-Gevaert NV	4,172	98,748
Belgacom S.A.	8,360	325,315
Colruyt S.A. (a)	850	144,979
Delhaize Group, Plc. (a)	3,500	293,560
Dexia S.A.	29,414	760,574
Fortis Banque S.A. (b)	5	0
Groupe Bruxelles Lambert S.A.	3,574	380,578
InBev NV	8,674	476,769
KBC Bancassurance Holding NV	8,478	891,144
Mobistar S.A.	2,284	188,801
Solvay S.A.	3,422	441,896
UCB S.A. (a)	3,879	246,315
Umicore S.A.	1,128	166,549

		4,415,228

Bermuda—0.2%
Esprit Holdings, Ltd.	48,500	439,651
Frontline, Ltd.	3,000	114,310
Li & Fung, Ltd.	96,800	238,957
Shangri-La Asia, Ltd.	78,000	172,157
Ship Finance International, Ltd. (a)	134	2,667

		967,742

Cayman Islands—0.1%
Foxconn International Holdings, Ltd.	110,000	338,903
Hutchison Tellecommunications	118,000	207,131
Kingboard Chemical	35,000	126,647

		672,681

Denmark—0.7%
AP Moller-Maersk A/S (a)	56	478,552
Carlsberg A/S (Class B)	1,550	130,049
Coloplast (a)	1,600	128,193
Danisco A/S (a)	2,600	210,390
Danske Bank A/S	20,400	800,113
DSV A/S	1,100	191,612
FLSmidth & Co. A/S	2,500	115,561
GN Store Nord A/S (a)	13,000	198,397
Jyske Bank A/S	3,125	179,620

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Novo Nordisk A/S	11,075	$821,220
Novozymes A/S (Series B)	2,515	191,288
Sydbank A/S	3,650	134,056
Topdanmark A/S	1,500	206,548
Vestas Wind Systems A/S (a)	9,300	247,346
William Demant Holdings A/S (a)	1,600	122,757

		4,155,702

Finland—1.4%
Elisa Oyj (a)	10,300	226,832
Fortum Oyj	22,700	603,725
Kesko Oyj	3,500	146,886
Kone Oyj	3,800	183,839
Metso Oyj	6,432	235,970
Neste Oil Oyj (a) (c)	8,524	248,975
Nokia Oyj	193,450	3,802,585
Nokian Renkaat Oyj (a)	6,450	115,794
Outokumpu Oyj (a)	5,000	127,221
Rautaruukki Oyj	4,200	120,245
Sampo Oyj	19,500	405,665
Stora Enso Oyj	31,700	479,531
Tietoenator Oyj (a)	4,080	119,573
UPM-Kymmene Oyj	24,200	571,742
Wartsila Oyj	3,251	131,536
YIT Corp. (a)	5,900	136,290

		7,656,409

France—9.3%
Accor S.A. (a)	9,450	642,531
Air France S.A.	4,923	148,115
Air Liquide S.A. (a)	5,818	1,184,764
Alcatel S.A.	60,515	737,112
Alstom	5,547	500,281
Atos Origin S.A.	2,917	160,388
AXA S.A. (a)	77,240	2,840,965
BNP Paribas S.A. (a)	38,575	4,141,101
Bouygues S.A. (a)	9,041	482,512
Business Objects S.A. (a)	4,284	145,582
Cap Gemini S.A.	5,888	311,402
Carrefour S.A. (a)	28,084	1,771,376
Casino Guichard-Perrachon S.A. (a)	2,418	194,489
CNP Assurances S.A. (a)	2,058	199,311
Compagnie de Saint-Gobain S.A. (a)	15,078	1,090,918
Compagnie Générale des Etablissements Michelin (Class B) (a)	6,187	452,422
Credit Agricole S.A. (a)	27,336	1,198,005
Dassault Systemes S.A.	3,191	179,518
Essilor International S.A.	4,786	489,188
Euronext NV (a)	4,024	390,126
European Aeronautic Defense & Space Co. (a)	14,622	419,205
France Telecom S.A.	79,638	1,823,622
Gaz de France (a)	8,597	341,620
Groupe Danone (a)	11,264	1,577,746
Hermes International S.C.A. (a)	2,910	268,804
Imerys S.A. (a)	2,027	169,511
Klepierre S.A. (a)	705	105,517

Security Description	Shares	Value

France—(Continued)
L’Oreal S.A. (a)	13,852	$1,404,103
Lafarge S.A. (a)	7,332	944,218
Lagardere S.C.A. (a)	5,410	389,578
LVMH Moet Hennessy Louis Vuitton S.A. (a)	11,069	1,137,468
Metropole Television (M6) (a)	2,973	91,085
Neopost S.A.	1,324	157,903
Pagesjaunes Groupe	5,214	147,874
Pernod Ricard S.A. (a)	3,654	759,042
Peugoet S.A. (a)	6,652	375,084
Pinault-Printemps-Redoute S.A. (a)	3,195	472,567
Publicis Groupe (a)	6,168	242,461
Renault S.A. (a)	9,049	1,035,565
Sagem S.A. (a)	6,773	136,587
Sanofi-Aventis (a)	47,087	4,183,687
Schneider Electric S.A. (a)	10,530	1,171,942
Scor (a)	29,144	70,805
Societe Television Francaise 1 S.A. (a)	4,636	147,777
Société Générale (a)	16,085	2,553,004
Sodexho Alliance S.A. (a)	5,334	295,082
STMicroelectronics NV (a)	29,883	516,781
Suez S.A. (a)	48,273	2,117,840
Suez S.A. (VVPR Strip) (c)	4,872	62
Technip S.A. (a)	4,866	277,008
Thales S.A. (a)	3,998	177,053
Thomson S.A. (a)	10,757	168,897
Total S.A. (a)	102,414	6,742,036
Unibail S.A.	1,978	415,423
Valeo S.A. (a)	2,738	97,273
Vallourec S.A.	1,660	385,494
Veolia Environnement S.A. (a)	12,734	767,288
Vinci S.A. (a)	9,749	1,083,596
Vivendi Universal S.A. (a)	54,058	1,943,043
Zodiac S.A. (a)	2,789	165,050

		52,538,807

Germany—6.5%
Adidas-Salomon AG (a)	9,744	458,463
Allianz AG	18,853	3,265,590
Altana AG (a)	2,783	153,469
BASF AG	23,978	1,916,576
Bayer AG	33,141	1,689,415
Beiersdorf AG (a)	1,959	104,086
Bilfinger & Berger Bau AG	1,747	103,394
Celesio AG	4,136	215,240
Commerzbank AG	30,483	1,023,678
Continental AG	6,154	711,901
DaimlerChrysler AG	43,481	2,168,612
Deutche Postbank AG	2,597	196,662
Deutsche Bank AG	24,042	2,894,801
Deutsche Boerse AG (a)	4,770	715,863
Deutsche Lufthansa AG (a)	9,290	196,410
Deutsche Post AG	32,536	853,815
Deutsche Post AG (a)	2,992	77,777
Deutsche Telekom AG	134,688	2,137,378
E.ON AG	28,911	3,430,166
Fresenius Medical Care AG	2,813	365,211

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Heidelberger Druckmaschinen AG (a)	2,301	$94,641
Hochtief AG (a)	2,617	163,539
Hypo Real Estate Holding AG	6,570	408,925
Infineon Technologies AG (a) (c)	38,071	450,445
IVG Immobilen AG	3,305	119,407
Linde AG	4,976	468,700
MAN AG (a)	5,741	484,693
Merck KGaA	2,490	263,574
Metro AG	6,902	402,579
Münchener Rückversicherungs-Gesellschaft AG	9,063	1,430,231
Puma AG	499	169,829
Qiagen NV (a)	10,235	160,224
Rheinmetall AG	1,694	123,060
RWE AG	20,698	1,905,496
Salzgitter AG	1,910	178,982
SAP AG (a)	10,312	2,040,634
Siemens AG	39,302	3,420,135
ThyssenKrupp AG	17,414	586,921
TUI AG (a)	10,215	210,455
Volkswagen AG (a)	7,827	666,798
Wincor Nixdorf AG	730	105,908

		36,533,683

Gibraltar—0.0%
PartyGaming, Plc.	46,202	92,243

Greece—0.6%
Alpha Bank A.E.	19,896	529,034
Coca-Cola Hellenic Bottling Co. S.A.	5,100	175,252
COSMOTE Mobile Telecommunications S.A.	9,090	218,082
EFG Eurobank Ergasias S.A.	12,660	386,693
Hellenic Telecommunications Organization S.A.	15,910	388,849
National Bank of Greece S.A.	18,245	781,317
OPAP S.A.	10,390	347,777
Piraeus Bank S.A.	10,312	266,369
Public Power Corp.	8,410	202,165
Titan Cement Co. S.A.	3,060	144,662

		3,440,200

Hong Kong—1.4%
Bank of East Asia, Ltd.	79,200	359,755
BOC Hong Kong Holdings, Ltd. (a)	173,500	390,036
Cathay Pacific Airways, Ltd.	68,000	139,427
Cheung Kong Holdings, Ltd.	73,000	783,536
CLP Holdings, Ltd.	87,100	528,087
Hang Lung Properties, Ltd.	125,000	266,557
Hang Seng Bank, Ltd. (a)	37,200	469,459
Henderson Land Development Co. (a)	40,000	224,326
Hong Kong & China Gas Co., Ltd. (a)	183,046	429,368
Hong Kong Exchanges & Clearing, Ltd. (a)	56,000	409,123
HongKong Electric Holdings (a)	72,500	338,171
Hutchison Whampoa, Ltd. (a)	103,000	907,131
MTR Corp. (a)	84,000	210,823
New World Development Co., Ltd. (a)	136,000	234,843
PCCW, Ltd. (a)	249,340	151,690
Sino Land Co. (a)	80,000	141,848

Security Description	Shares	Value

Hong Kong—(Continued)
Sun Hung Kai Properties, Ltd.	65,000	$708,505
Swire Pacific, Ltd.	45,500	474,213
The Link	115,641	240,682
The Wharf Holdings, Ltd. (a)	59,000	202,881

		7,610,461

Ireland—0.8%
Allied Irish Banks, Plc.	43,155	1,146,461
Bank of Ireland	46,480	906,598
C&C Group	14,200	192,735
CRH, Plc.	24,654	830,684
DCC, Plc.	5,274	131,652
Depfa Bank, Plc.	18,884	348,398
Elan Corp., Plc.	18,987	292,738
Iaws Group A	4,977	92,320
Irish Life & Permanent, Plc.	15,000	375,090
Kerry Group, Plc.	6,210	147,137
Kingspan Group	10,074	207,436

		4,671,249

Italy—3.7%
Alleanza Assicurazioni S.p.A. (a)	19,805	231,197
Assicuraziono Generali S.p.A. (a)	43,876	1,637,987
Autostrade S.p.A. (a)	13,205	390,935
Banca Fideuram S.p.A.	15,483	98,488
Banca Intesa S.p.A. (a)	179,891	1,181,683
Banca Intesa S.p.A.—RNC	44,617	272,810
Banca Monte dei Paschi di Siena S.p.A. (a)	59,270	358,552
Banca Popolare di Milano S.p.A. (a)	21,594	284,950
Banche Popolari Unite S.c.ar.l. (a)	16,379	439,942
Banco Popolare di Verona e Novara S.c.ar.l.	18,247	503,138
Bulgari S.p.A. (a)	7,846	99,669
Capitalia S.p.A.	81,150	670,350
Enel S.p.A. (a)	207,157	1,886,735
Eni S.p.A.	121,044	3,592,932
FIAT S.p.A. (a)	24,790	394,130
Finmeccanica S.p.A. (a)	16,570	369,275
Fondiaria-Sai S.p.A.	3,566	156,076
Italcementi S.p.A.	1	25
Lottomatica S.p.A. (c)	2,921	110,053
Luxottica Group S.p.A.	7,313	214,869
Mediaset S.p.A. (a)	34,780	373,111
Mediobanca S.p.A. (a)	23,327	507,807
Pirelli & Co. S.p.A.	110,803	95,173
San Paolo IMI S.p.A. (a)	54,427	1,146,666
Seat Pagine Gialle S.p.A. (a)	174,380	86,960
Snam Rete Gas S.p.A. (a)	41,749	202,477
T.E.R.N.A	52,360	152,130
Telecom Italia S.p.A. (a)	500,676	1,419,493
Telecom Italia S.p.A.—RNC	279,541	671,746
UniCredito Italiano S.p.A.	363,143	3,006,920

		20,556,279

Japan—22.6%
Acom Co., Ltd. (a)	3,130	133,381
Advantest Corp. (a)	7,400	365,598

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
AEON Co., Ltd.	26,500	$651,941
Aeon Credit Service Co., Ltd. (a)	5,400	128,950
Aiful Corp.	3,750	145,581
Aisin Seiki Co., Ltd.	11,500	337,009
Ajinomoto Co., Inc. (a)	28,000	302,079
All Nippon Airways Co., Ltd.	32,000	129,844
Amada Co., Ltd.	21,000	211,559
Asahi Breweries, Ltd. (a)	18,500	270,147
Asahi Glass Co., Ltd.	47,000	582,188
Asahi Kasei Corp. (a)	62,000	398,270
Asics Corp.	9,000	117,693
Astellas Pharma, Inc.	24,700	995,540
Bank of Kyoto (a)	12,000	121,760
Benesse Corp.	3,900	144,595
Bridgestone Corp.	30,000	608,420
Canon, Inc.	49,850	2,611,130
Casio Computer Co., Ltd. (a)	14,200	287,283
Central Japan Railway Co.	72	765,951
Chiyoda Corp. (a)	7,000	137,656
Chubu Electric Power Co., Inc. (a)	31,100	808,174
Chugai Pharmaceutical Co., Ltd. (a)	12,900	278,054
Citizen Watch Co., Ltd. (a)	21,100	173,138
Credit Saison Co., Ltd.	8,200	346,848
CSK Corp. (a)	4,000	167,761
Dai Nippon Printing Co., Ltd. (a)	31,000	479,473
Daicel Chemical Industries, Ltd.	14,000	97,497
Daido Steel Co.	17,000	124,871
Daiichi Sankyo (a)	34,900	991,469
Daikin Industries, Ltd. (a)	13,100	389,245
Daimaru, Inc.	11,000	136,256
Dainippon Ink & Chemicals, Inc. (a)	41,000	149,813
Dainippon Screen Manufacturing Co., Ltd.	13,000	117,983
Daito Trust Construction Co., Ltd. (a)	5,000	272,224
Daiwa House Industry Co., Ltd.	25,000	434,417
Daiwa Securities Group, Inc. (a)	60,000	703,726
Denso Corp.	24,700	870,863
Dentsu, Inc. (a)	111	302,580
Dowa Mining Co., Ltd.	16,000	138,627
East Japan Railway Co. (a)	158	1,107,700
Eisai Co., Ltd. (a)	13,000	630,501
Electric Power Development Co., Ltd.	7,200	257,200
Elpida Memory, Inc. (a)	4,900	223,501
Fanuc, Ltd.	9,100	712,998
Fast Retailing Co., Ltd. (a)	2,400	225,956
Fuji Electric Holdings Co., Ltd. (a)	24,000	124,280
Fuji Photo Film Co., Ltd.	22,400	819,453
Fujikura, Ltd. (a)	22,000	241,923
Fujitsu, Ltd. (a)	88,000	728,404
Haseko Corp. (a)	38,000	130,639
Hirose Electric Co., Ltd.	1,700	226,310
Hitachi Chemical Co., Ltd.	7,900	192,107
Hitachi Construction Machinary, Ltd.	5,000	112,375
Hitachi, Ltd.	160,000	932,983
Hokkaido Electric Power Co., Inc.	10,800	261,839
Hokugin Financial Group, Inc. (a)	60,000	226,981
Honda Motor Co., Ltd. (a)	73,000	2,463,875
Hoya Corp.	19,000	719,037

Security Description	Shares	Value

Japan—(Continued)
Ibiden Co.	7,700	$408,660
INPEX Holdings, Inc.	39	310,704
Isetan Co., Ltd. (a)	10,300	174,370
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	61,000	187,481
ITO EN, Ltd. (a)	3,000	103,281
Itochu Corp. (a)	74,000	575,620
Japan Real Estate Investment Corp. (REIT)	14	118,596
Japan Retail Fund Investment Corp. (REIT) (a)	18	132,709
Japan Tobacco, Inc.	217	845,062
JFE Holding, Inc. (a)	25,900	1,018,639
JGC Corp. (a)	10,000	167,952
JS Group Corp.	12,300	258,188
JSR Corp. (a)	8,400	185,845
JTEKT Corp.	8,900	173,231
Kajima Corp. (a)	58,000	266,242
Kamigumi Co., Ltd.	21,000	164,097
Kaneka Corp. (a)	16,000	151,994
Kao Corp.	23,000	613,163
Kawasaki Heavy Industries, Ltd. (a)	68,000	226,208
Kawasaki Kisen Kaisha, Ltd. (a)	32,000	202,660
KDDI Corp. (a)	121	756,374
Keihin Electric Express Railway Co., Ltd. (a)	20,000	146,533
Keio Electric Railway Co., Ltd. (a)	26,000	173,719
Keyence Corp. (a)	2,100	485,500
Kintetsu Corp. (a)	80,120	251,539
Kirin Brewery Co., Ltd.	38,000	506,025
Kobe Steel, Ltd.	130,000	410,213
KOMATSU, Ltd. (a)	42,000	730,041
Konami Corp. (a)	6,500	165,431
Konica Minolta Holdings, Inc.	27,500	369,733
Kubota Corp. (a)	59,000	486,681
Kuraray Co., Ltd. (a)	19,000	212,093
Kurita Water Industries, Ltd. (a)	5,500	107,121
Kyocera Corp.	7,700	661,626
Kyowa Hakko Kogyo Co., Ltd. (a)	16,000	112,948
Kyushu Electric Power Co., Inc. (a)	20,200	476,963
Lawson, Inc.	4,900	172,355
Leopalace21 Corp.	6,600	241,550
Makita Corp. (a)	7,300	214,126
Marubeni Corp.	69,000	345,134
Marui Co., Ltd.	14,000	205,512
Matsushita Electric Industrial Co., Ltd. (a)	92,000	1,955,244
Matsushita Electric Works, Ltd.	19,000	201,383
Mediceo Paltac Holdings Co., Ltd. (a)	9,000	184,774
Millea Holdings, Inc. (b)	33,000	1,151,569
Mitsubishi Chemical Holdings	53,500	335,909
Mitsubishi Corp. (a)	64,800	1,224,242
Mitsubishi Electric Corp.	96,000	807,345
Mitsubishi Estate Co., Ltd.	54,000	1,184,945
Mitsubishi Gas & Chemical Co., Inc.	18,000	196,530
Mitsubishi Heavy Industries, Ltd.	148,000	614,943
Mitsubishi Materials Corp. (a)	52,000	215,397
Mitsubishi Rayon Co., Ltd. (a)	35,000	232,179
Mitsubishi Securities	14,000	176,312
Mitsubishi UFJ Financial Group, Inc. (a)	401	5,145,771
Mitsui & Co., Ltd. (a)	72,000	919,148
Mitsui Chemicals, Inc.	29,000	209,485

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	32,000	$104,467
Mitsui Fudosan Co., Ltd.	42,000	958,876
Mitsui Mining & Smelting Co., Ltd.	30,000	155,463
Mitsui OSK Lines, Ltd. (a)	59,000	437,494
Mitsui Sumitomo Insurance Co., Ltd.	57,000	710,967
Mitsui Trust Holdings, Inc.	30,000	342,861
Mizuho Financial Group, Inc.	448	3,469,281
Murata Manufacturing Co., Ltd. (a)	9,600	669,852
Namco Bandai Holdings	9,800	154,427
NEC Corp.	93,000	513,341
NGK Insulators, Ltd. (a)	13,000	183,470
NGK Spark Plug Co., Ltd.	8,000	159,454
NHK Spring Co., Ltd.	10,000	116,121
Nidec Corp. (a)	5,300	401,620
Nikko Cordial Corp. (a)	38,000	442,945
Nikon Corp. (a)	14,000	290,432
Nintendo Co., Ltd.	4,600	950,481
Nippon Building Fund, Inc. (REIT)	21	213,276
Nippon Electronic, Inc. (a)	11,000	243,876
Nippon Express Co., Ltd. (a)	38,000	204,276
Nippon Meat Packers, Inc. (a)	11,000	123,441
Nippon Mining Holdings, Inc.	43,000	305,271
Nippon Oil Corp. (a)	57,000	421,064
Nippon Steel Corp. (a)	289,000	1,187,166
Nippon Telephone & Telegraph Corp.	246	1,208,556
Nippon Unipac Holding (a)	49	178,014
Nippon Yusen Kabushiki Kaisha (a)	59,000	358,734
Nissan Chemical Industries, Ltd. (a)	8,000	95,147
Nissan Motor Co., Ltd.	106,900	1,201,227
Nisshin Seifun Group, Inc.	13,000	135,781
Nisshin Steel Co., Ltd. (a)	54,000	160,712
Nissin Food Products Co., Ltd. (a)	5,000	159,478
Nitto Denko Corp.	7,800	464,162
NOK Corp. (a)	6,100	151,141
Nomura Holdings, Inc. (a)	84,000	1,476,916
Nomura Real Estate	14	112,074
Nomura Research Institute, Ltd. (a)	1,500	208,383
NSK, Ltd. (a)	29,000	245,754
NTN Corp. (a)	20,000	158,683
NTT Data Corp. (a)	62	286,928
NTT DoCoMo, Inc. (a)	898	1,384,532
Obayashi Corp.	40,000	282,549
Odakyu Electric Railway Co., Ltd. (a)	40,000	254,745
OJI Paper Co., Ltd. (a)	39,000	214,129
Olympus Corp. (a)	12,000	354,575
Omron Corp.	10,600	259,830
Onward Kashiyama Co., Ltd. (a)	9,000	129,793
Oriental Land Co., Ltd. (a)	2,600	146,128
ORIX Corp.	4,200	1,166,738
Osaka Gas Co., Ltd. (a)	105,000	366,929
Pioneer Corp. (a)	6,600	116,637
Promise Co., Ltd. (a)	3,750	149,752
Rakuten, Inc. (a)	301	118,699
Resona Holdings, Inc. (a)	215	647,238
Ricoh Co., Ltd.	32,000	634,739
Rohm Co., Ltd.	5,600	521,551
Sankyo Co., Ltd. (a)	2,800	149,358

Security Description	Shares	Value

Japan—(Continued)
Santen Pharm Co.	4,400	$111,988
Sanyo Electric Co., Ltd. (a)	70,000	142,745
Sapporo Hokuyo Holdings, Inc.	15	163,540
SBI Holdings, Inc. (a)	537	192,967
Secom Co., Ltd.	10,500	521,873
Sega Sammy Holdings, Inc.	8,600	276,205
Seiko Epson Corp. (a)	6,700	182,336
Sekisui Chemical Co., Ltd. (a)	30,000	253,747
Sekisui House, Ltd.	30,000	452,974
Seven & I Holdings Co., Ltd.	38,200	1,232,781
Sharp Corp. (a)	48,000	825,919
Shimamura Co., Ltd. (a)	900	88,199
Shimano, Inc. (a)	4,600	128,821
Shimizu Corp. (a)	29,000	166,321
Shin-Etsu Chemical Co., Ltd.	18,400	1,173,722
Shinsei Bank, Ltd.	63,000	385,063
Shionogi & Co., Ltd.	15,000	276,218
Shiseido Co., Ltd. (a)	20,000	400,670
Showa Denko K.K. (a)	52,000	224,893
Showa Shell Sekiyu K.K.	9,900	110,533
SMC Corp.	2,600	343,111
Softbank Corp. (a)	37,600	782,374
Sompo Japan Insurance, Inc.	41,000	538,885
Sony Corp. (a)	48,200	1,949,422
Stanley Electric Co., Ltd.	9,200	189,576
Sumco Corp. (a)	2,300	171,053
Sumitomo Chemical Co., Ltd. (a)	68,000	509,813
Sumitomo Corp. (a)	53,000	663,750
Sumitomo Electric Industries, Ltd. (a)	35,700	481,296
Sumitomo Heavy Industries, Ltd.	36,000	300,209
Sumitomo Metal Industries, Ltd.	208,000	800,862
Sumitomo Metal Mining Co., Ltd.	27,000	355,880
Sumitomo Mitsui Financial Group, Inc. (a)	287	3,009,871
Sumitomo Realty & Development Co., Ltd. (a)	19,000	560,481
Sumitomo Rubber	10,200	112,724
Sumitomo Titanium (a)	1,000	119,747
Suzuken Co., Ltd. (a)	3,500	131,051
T&D Holdings, Inc.	11,500	835,294
Taiheiyo Cement Corp. (a)	42,000	155,940
Taisei Corp. (a)	62,000	222,205
Taisho Pharmaceutical Co., Ltd. (a)	8,000	153,346
Taiyo Nippon Sanso Corp. (a)	14,000	118,704
Takashimaya Co., Ltd. (a)	19,000	240,722
Takeda Pharmaceutical Co., Ltd. (a)	41,600	2,601,001
Takefuji Corp. (a)	5,820	266,874
Tanabe Seiyaku Co. (a)	11,000	138,144
TDK Corp.	5,800	464,489
Teijin, Ltd. (a)	52,000	281,172
Terumo Corp.	8,100	306,705
The 77 Bank, Ltd.	16,000	110,821
The Bank of Fukuoka, Ltd. (a)	30,000	221,221
The Bank of Yokohama, Ltd.	65,000	513,959
The Chiba Bank, Ltd. (a)	37,000	331,129
The Furukawa Electric Co., Ltd. (a)	30,000	199,195
The Gunma Bank, Ltd.	21,000	155,699
The Japan Steel Works, Ltd. (a)	17,000	116,866
The Joyo Bank, Ltd.	32,000	190,578

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Kansai Electric Power Co., Inc. (a)	35,300	$814,115
The Nishi-Nippon Bank, Ltd.	39,000	191,856
The Shizuoka Bank, Ltd. (a)	27,000	294,276
The Sumitomo Trust & Banking Co., Ltd. (a)	64,000	672,940
The Suruga Bank, Ltd. (a)	13,000	163,202
The Tokyo Electric Power, Ltd.	56,200	1,616,416
THK Co., Ltd. (a)	6,000	142,396
Tobu Railway Co., Ltd. (a)	38,000	192,160
Toho Co., Ltd. (a)	8,000	163,125
Tohoku Electric Power Co., Inc. (a)	20,300	444,037
Tokuyama Corp. (a)	17,000	226,627
Tokyo Electron, Ltd.	7,700	571,484
Tokyo Gas Co., Ltd. (a)	118,000	593,164
Tokyo Tatemono Co.	15,000	169,374
Tokyu Corp. (a)	60,000	413,810
Tokyu Land Corp. (a)	23,000	217,489
TonenGeneral Sekiyu K.K. (a)	21,000	189,447
Toppan Printing Co., Ltd. (a)	33,000	366,848
Toray Industries, Inc.	63,000	476,450
Toshiba Corp. (a)	135,000	879,491
Toto, Ltd. (a)	12,000	113,530
Toyo Seikan Kaisha, Ltd. (a)	8,000	153,502
Toyota Industries Corp. (a)	9,800	417,173
Toyota Motor Corp. (a)	134,200	7,310,878
Toyota Tsusho Corp. (a)	9,000	238,003
Trend Micro, Inc. (a)	7,000	205,707
Ube Industries, Ltd.	39,000	111,066
Uni-Charm Corp.	2,400	133,713
UNY Co., Ltd.	11,000	146,193
Ushio, Inc. (a)	7,000	151,311
West Japan Railway Co.	77	328,695
Yahoo! Japan Corp. (a)	912	342,536
Yakult Honsha Co., Ltd. (a)	7,000	205,124
Yamada Denki Co., Ltd.	4,070	409,997
Yamaha Corp. (a)	8,100	170,803
Yamaha Motor Co., Ltd. (a)	10,200	271,365
Yamato Holdings Co., Ltd. (a)	17,000	246,515
Yaskawa Electric Corp. (a)	10,000	98,024
Yokogawa Electric Corp. (a)	11,400	150,350

		127,257,161

Netherlands—3.6%
ABN AMRO Holdings NV	84,272	2,450,502
Aegon NV	67,053	1,253,354
Akzo Nobel NV (a)	12,776	785,233
ASML Holding NV (c)	21,896	508,390
Corio NV	2,452	178,498
DSM NV	6,294	275,530
Fugro NV (a)	2,795	117,430
Hagemeyer NV (a)	22,992	111,270
Heineken NV	10,728	488,970
ING Groep NV	86,953	3,811,669
James Hardie Industries NV	27,250	151,914
Koninklijke Ahold NV	70,215	743,397
Koninklijke KPN NV	88,621	1,127,708
Koninklijke Numico NV	8,481	380,880

Security Description	Shares	Value

Netherlands—(Continued)
Koninklijke Philips Electronics NV	58,416	$2,042,146
Mittal Steel Co. NV	31,847	1,109,956
Randstad Holding NV	1,866	105,924
Reed Elsevier NV	35,819	596,065
Rodamco Europe NV	2,482	288,404
SBM Offshore NV	7,684	208,234
TNT NV	20,513	776,104
Unilever NV	80,479	1,974,658
Vedior NV	6,643	124,074
Wereldhave NV	1,209	131,808
Wolters Kluwer NV	14,000	363,873

		20,105,991

New Zealand—0.1%
Fletcher Building, Ltd.	57,403	321,928
Telecom Corp. of New Zealand, Ltd. (a)	157,163	443,330

		765,258

Norway—0.8%
Aker Kvaerner ASA	1,620	144,697
DnB NOR ASA	32,130	393,851
Norsk Hydro ASA (a)	37,000	829,281
Norske Skogindustrier ASA (a)	9,200	138,249
Orkla ASA (a)	10,150	482,412
Pan Fish ASA	146,000	114,683
Petroleum Geo-Services ASA (a)	3,340	163,389
Prosafe ASA (a)	1,950	119,946
SeaDrill, Ltd.	11,400	150,409
Statoil ASA (a)	30,500	723,458
Stolt Offshore Co.	9,600	164,057
Storebrand ASA	11,400	120,507
Telenor ASA	40,300	524,835
Yara International ASA (a)	10,000	151,451

		4,221,225

Portugal—0.3%
Banco BPI S.A.	19,546	145,547
Banco Comercial Portugues S.A.	108,547	336,729
Banco Espirito Santo S.A. (a)	14,779	225,534
Brisa-Auto Estradas de Portugal S.A. (a)	19,503	215,858
Energias de Portugal S.A.	93,497	404,856
Portugal Telecom, SGPS, S.A.	36,975	461,217

		1,789,741

Singapore—0.8%
Capitaland, Ltd.	93,000	295,956
City Developments, Ltd.	36,000	241,751
ComfortDelGro Corp., Ltd.	152,000	161,547
DBS Group Holdings, Inc.	59,978	725,735
Fraser & Neave, Ltd.	82,000	213,160
Keppel Corp., Ltd.	34,000	316,219
Overseas Chinese Bank	133,880	551,552
Singapore Airlines, Ltd.	34,000	312,870
Singapore Exchange, Ltd. (a)	57,000	159,468
Singapore Press Holdings, Ltd.	93,250	240,410

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Singapore Technologies Engineering, Ltd.	106,000	$190,400
Singapore Telecommunications, Ltd.	357,820	548,791
United Overseas Bank, Ltd.	60,392	619,161

		4,577,020

Spain—3.9%
Abertis Infraestructuras S.A. (a)	13,192	345,754
Acciona S.A. (a)	1,601	243,087
Acerinox S.A. (a)	7,712	148,449
ACS, Actividades de Construccion & Servicios S.A.	11,798	558,508
Altadis S.A.	12,473	591,159
Banco Bilbao Vizcaya Argentaria S.A.	158,006	3,650,835
Banco Popular Espanol S.A. (a)	43,005	703,945
Banco Santander Central Hispano S.A. (a)	276,579	4,363,552
Cintra Conces, Plc. (a)	14,367	202,037
Corporacion Mapfre S.A.	4,847	101,095
Endesa S.A.	44,062	1,873,744
Fomento de Construcciones & Contratas S.A.	2,404	191,671
Gamesa Corporacion Tecnologica S.A.	8,235	180,071
Gas Natural SDG S.A. (a)	10,186	370,575
Grupo Ferrovial S.A. (a)	3,394	272,176
Iberdrola S.A.	37,378	1,669,666
Inditex S.A.	10,488	488,645
Indra Sistemas S.A.	7,404	160,767
Inmobilia Colonial	1,359	105,271
Repsol YPF S.A.	42,166	1,252,320
Sacyr Vallehermoso S.A. (a)	6,221	282,241
Sociedad General de Aguas de Barcelona S.A.	3,418	110,805
Telefonica S.A.	207,880	3,596,050
Union Fenosa S.A. (a)	6,470	329,844

		21,792,267

Sweden—2.3%
Alfa Laval AB (a)	6,900	231,052
Assa Abloy AB (Series B) (a)	15,700	291,421
Atlas Copco AB (Series A) (a)	16,100	422,340
Atlas Copco AB (Series B)	10,200	254,997
Boliden AB (a) (c)	14,600	276,004
Capio AB	5,800	132,727
Electrolux AB (a)	13,400	217,257
Eniro AB (a)	10,300	126,327
Getinge AB (Class B) (a)	9,500	173,535
Hennes & Mauritz AB (Series B) (a)	22,550	942,077
Holmen AB (Series B) (a)	2,500	104,335
Husqvarna AB	13,400	157,579
Lundin Petroleum (a)	12,800	135,837
Modern Times Group AB	2,450	126,878
Nordea Bank AB (a)	97,162	1,271,115
Sandvik AB (a)	54,350	621,794
Scania AB (Series B)	5,200	308,611
Securitas AB (a)	16,800	211,109
Securitas Direct AB	16,800	42,180
Securitas Systems AB	16,800	63,041
Skandinaviska Enskilda Banken AB (a)	23,100	620,038
Skanska AB	19,700	332,737
SKF AB (a)	22,600	329,964

Security Description	Shares	Value

Sweden—(Continued)
Svenska Cellulosa AB	9,100	$416,801
Svenska Handelsbanken AB (a)	24,300	655,784
Svenskt Stal AB	9,000	167,180
Swedish Match AB (a)	20,100	326,817
Tele2 AB (a)	18,100	182,490
Telefonaktiebolaget LM Ericsson (Class B)	708,800	2,442,311
TeliaSonera AB	86,764	555,030
Volvo AB	4,500	277,312
Volvo AB (Series B) (a)	10,200	608,345

		13,025,025

Switzerland—6.5%
ABB, Ltd.	90,614	1,186,200
Adecco S.A.	6,735	405,611
Ciba Specialty Chemicals AG (a)	3,545	213,270
Clariant AG	12,901	173,694
Credit Suisse Group	55,053	3,172,603
Geberit AG	184	223,764
Givaudan AG	317	252,886
Holcim, Ltd.	9,275	755,269
Kuehne & Nagel International AG	2,545	175,346
Logitech International S.A.	8,395	182,059
Lonza Group AG	1,509	104,130
Nestle S.A.	18,714	6,503,569
Nobel Biocare Holding AG	1,257	308,652
Novartis AG	107,984	6,281,177
Phonak Holding AG	1,750	110,538
PSP Swiss Property	1,740	88,126
Rieter Holdings AG	231	99,127
Roche Holding AG	32,590	5,622,202
Serono S.A. (Class B)	303	260,110
SGS S.A.	176	176,519
Sulzer AG	153	121,662
Swatch Group AG (a)	3,574	138,097
Swatch Group AG (Class B)	1,638	315,312
Swiss Reinsurance Co.	15,312	1,167,438
Swisscom AG	826	273,982
Syngenta AG	5,262	791,062
UBS AG	95,946	5,715,768
Unaxis Holdings AG	324	108,165
Zurich Financial Services AG	6,845	1,675,405

		36,601,743

United Kingdom—22.9%
3i Group, Plc.	21,222	370,531
Aegis Group, Plc.	38,895	97,010
AMEC, Plc.	19,748	131,964
Amvescap, Plc.	36,666	396,640
Anglo American, Plc.	66,288	2,784,239
ARM Holdings, Plc.	54,960	120,424
Arriva, Plc.	7,903	97,256
AstraZeneca, Plc.	72,728	4,535,649
Aviva, Plc.	116,017	1,695,160
BAE Systems, Plc.	150,050	1,106,765
Balfour Beatty, Plc.	23,744	182,287
Barclays, Plc.	300,921	3,783,743

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Barratt Developments, Plc.	11,202	$222,704
BBA Group, Plc.	25,670	127,504
Bellway, Plc.	4,518	108,582
Berkeley Group Holdings	4,020	100,853
BG Group, Plc.	166,180	2,020,042
BHP Billiton, Plc.	113,691	1,966,191
Boots Group, Plc.	37,720	545,706
Bovis Homes Group (a)	5,148	88,982
BP, Plc.	923,556	10,069,944
Brambles Industries, Plc.	29,427	262,985
British Airways, Plc.	32,384	257,962
British America Tobacco, Plc.	74,119	1,997,862
British Land Co., Plc.	24,653	627,467
British Sky Broadcasting, Plc.	57,887	590,020
Brixton, Plc.	11,049	109,057
BT Group, Plc.	386,751	1,944,477
Bunzl, Plc.	17,535	218,651
Burberry Group, Plc.	21,038	202,527
Cable & Wireless, Plc.	102,250	264,319
Cadbury Schweppes, Plc.	97,195	1,028,417
Capita Group, Plc.	31,881	325,760
Carnival, Plc.	7,379	351,856
Cattles, Plc.	11,534	81,714
Centrica, Plc.	176,581	1,071,751
Charter, Plc.	7,626	121,382
Close Brothers Group, Plc.	5,056	96,252
Cobham, Plc.	45,040	152,485
Collins Stewart Tullett, Plc.	9,755	158,349
Compass Group, Plc.	100,636	503,963
Cookson Group, Plc.	8,787	93,035
Corus Group, Plc.	44,869	324,736
CSR, Plc. (a)	5,867	92,207
Daily Mail & General Trust, Plc.	11,302	127,876
Diageo, Plc.	129,531	2,281,264
Dixons Group, Plc.	97,803	399,699
Electrocomponents, Plc.	16,808	87,153
EMAP, Plc.	8,237	115,381
EMI Group, Plc. (a)	31,155	154,866
Enterprise Inns, Plc.	16,706	328,966
First Choice Holidays	19,553	72,774
FirstGroup, Plc.	24,073	221,068
Friends Provident, Plc.	71,291	257,414
Gallaher Group	30,108	491,146
George Wimpey, Plc.	20,896	201,724
GKN, Plc.	39,679	212,557
GlaxoSmithKline, Plc.	269,360	7,154,231
Group for Securicor, Inc.	65,041	205,022
GUS, Plc.	40,206	724,411
Hammerson, Plc.	13,769	337,756
Hanson, Plc.	35,035	505,646
Hays, Plc.	70,144	189,093
HBOS, Plc.	176,221	3,476,389
HSBC Holdings, Plc.	531,407	9,666,613
ICAP, Plc.	28,347	273,575
IMI, Plc.	19,184	181,238
Imperial Chemical Industries, Plc.	58,839	436,115
Imperial Tobacco Group, Plc.	32,827	1,090,809

Security Description	Shares	Value

United Kingdom—(Continued)
Inchcape, Plc.	18,228	$178,016
InterContinental Hotels Group, Plc.	16,116	281,101
International Power, Plc.	73,371	428,435
Intertek Group, Plc.	6,257	91,062
Invensys, Plc.	37,517	145,323
Investec, Plc.	15,340	150,021
Johnson Matthey, Plc.	11,394	293,211
Kelda Group, Plc.	19,060	302,488
Kesa Electricals, Plc.	27,443	167,178
Kingfisher, Plc.	119,296	546,086
Ladbrokes, Plc.	25,731	186,774
Land Securities Group, Plc.	22,740	835,213
Legal & General Group, Plc.	297,884	791,962
Liberty International, Plc.	13,045	298,280
Lloyds TSB Group, Plc.	259,882	2,616,710
LogicaCMG, Plc.	51,317	148,323
London Stock Exchange Group, Plc.	8,694	200,536
Man Group, Plc.	80,442	672,258
Marks & Spencer Group, Plc.	76,954	922,826
Meggitt, Plc.	22,314	129,899
Michael Page International, Plc.	15,380	110,434
Misys, Plc.	21,309	89,914
Mitchells & Butlers, Plc.	21,601	237,523
National Express Group, Plc.	5,547	97,137
National Grid, Plc.	123,826	1,542,942
Next, Plc.	10,683	378,023
Old Mutual, Plc.	237,600	742,580
Pearson, Plc.	37,340	529,584
Persimmon, Plc.	11,884	296,721
Provident Financial, Plc.	13,879	161,882
Prudential, Plc.	112,591	1,393,501
Punch Taverns, Plc.	14,968	270,793
Rank Group, Plc.	33,378	146,176
Reckitt Benckiser, Plc.	28,616	1,182,491
Reed Elsevier, Plc.	62,912	695,680
Rentokil Initial, Plc.	76,753	209,843
Resolution, Plc.	31,800	366,261
Reuters Group, Plc.	62,100	503,057
Rexam, Plc.	27,877	297,400
Rio Tinto, Plc.	49,835	2,357,865
Rolls-Royce Group, Plc.	79,318	670,333
Royal & Sun Alliance Insurance Group, Plc.	136,443	380,221
Royal Bank of Scotland Group, Plc.	148,043	5,080,024
Royal Dutch Shell (A Shares)	178,291	5,864,453
Royal Dutch Shell, Plc. (Class B)	127,914	4,351,943
SABMiller, Plc.	40,378	752,121
Sage Group, Ltd.	61,607	288,826
Sainsbury Co.	74,182	519,913
Schroders, Plc.	4,373	75,889
Scottish & Newcastle, Plc.	35,871	381,607
Scottish & Southern Energy, Plc.	38,647	950,627
Scottish Power, Plc.	68,866	837,443
Serco Group, Plc.	26,863	188,177
Severn Trent, Plc. (a)	16,848	420,081
Signet Group, Plc.	90,531	187,351
Slough Estates, Plc.	21,877	271,296
Smith & Nephew, Plc.	43,712	400,778

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Smiths Group, Plc.	25,283	$423,082
Stagecoach Group, Plc.	39,346	93,171
Standard Life, Plc.	93,563	473,035
Tate & Lyle, Plc.	26,178	351,538
Taylor Woodrow, Plc.	30,813	203,873
Tesco, Plc.	366,817	2,464,733
The Carphone Warehouse, Plc. (a)	18,370	105,247
TI Automotive, Ltd. (b) (d)	11,100	0
Tomkins, Plc.	43,005	189,903
Travis Perkins	4,822	156,186
Trinity Mirror, Plc.	11,804	104,817
Unilever, Plc.	57,306	1,408,653
United Utilities, Plc.	40,354	531,379
UTD Business Media	17,680	218,496
Vodafone Group, Plc.	2,439,204	5,564,744
Whitbread, Plc.	12,299	297,121
William Hill, Plc.	16,542	198,573
Wolseley, Plc.	30,039	631,161
WPP Group, Plc.	58,263	719,834
Xstrata, Plc.	20,513	844,190
Yell Group, Plc.	35,479	393,952

		128,612,476

United States—3.1%
iShares MSCI EAFE Index Fund (a)	251,000	17,005,221
Synthes, Inc. (c)	1,887	209,307

		17,214,528

Total Common Stock (Identified Cost $390,995,787)		548,538,766

Preferred Stock—0.6%

Australia—0.3%
Centro Properties Group	48,752	292,491
CFS Gandel Retail Trust	100,244	150,973
General Property Trust	94,845	332,421
Investa Property Group	66,456	122,124
Macquarie Infrastructure Group	143,435	341,949
Stockland	63,872	352,413

		1,592,371

Germany—0.3%
Henkel KGAA (a)	2,804	389,169
Porsche AG	387	400,005
ProSiebensat.1 Media AG (c)	3,839	106,085
RWE AG	2,334	195,332
Volkswagen AG	4,726	279,436

		1,370,027

Italy—0.0%
Unipol S.p.A.	44,653	132,162

Security Description	Shares	Value

Switzerland—0.0%
Schindler Holdings AG	1,940	$100,762

United Kingdom—0.0%
EMAP, Plc.	9,884	20,309

Total Preferred Stock (Identified Cost $2,153,028)		3,215,631

Rights—0.4%

Belgium—0.4%
Fortis S.A.	54,806	2,219,663

Italy—0.0%
Autostrade	13,205	42

Total Rights (Identified Cost $1,297,098)		2,219,705

Units—0.2%

Australia—0.0%
Macquarie Office Trust	101,599	113,252

Ireland—0.0%
Grafton Group, Plc.	10,061	132,463

Switzerland—0.2%
Compagnie Financière Richemont AG	24,371	1,168,048

Total Units (Identified Cost $787,997)		1,413,763

Warrants—0.0%

Japan—0.0%
Dowa Mining Co., Ltd.	16,000	6,898

Total Warrants (Identified Cost $0)		6,898

Short Term Investments—0.1%
Security Description	Face Amount	Value

United States—0.1%
Federal Home Loan Bank	$625,000	624,920

Total Short Term Investments (Identified Cost $624,920)		624,920

Total Investments—98.9% (Identified Cost $395,858,830) (e)		556,019,683
Other assets less liabilities		6,076,681

Total Net Assets—100%		$562,096,364

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $120,324,796 and the collateral received consisted of cash in the amount of $122,929,790 and securities with a market value of $ 3,920,664.
(b)	Security was valued in good faith under procedures established by the Board of Directors.
(c)	Non-Income Producing.
(d)	Zero Valued Security.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $395,858,830 and the composition of unrealized appreciation and depreciation of investment securities was $166,723,426 and $(6,562,573), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2006	Percentage of Total Net Assets
Commercial Banks	17.4%
Oil, Gas & Consumable Fuels	7.1%
Pharmaceuticals	6.4%
Insurance	4.6%
Metals & Mining	3.9%
Diversified Telecommunication Services	3.5%
Electric Utilities	3.1%
Mutual Funds	3.0%
Automobiles	2.9%
Diversified Financial Services	2.9%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Australia—0.3%
Macquarie Airports (a)	909,301	$2,081,164

Bermuda—0.3%
Everest Re Group, Ltd.	24,900	2,428,497

Canada—1.7%
Husky Energy, Inc.	142,700	9,207,938
Manulife Financial Corp.	131,700	4,251,435

		13,459,373

Cayman Islands—3.0%
ACE, Ltd.	91,100	4,985,903
GlobalSantaFe Corp.	128,500	6,423,715
Transocean, Inc. (b)	119,300	8,736,339
XL Capital, Ltd. (Class A)	60,400	4,149,480

		24,295,437

Denmark—0.3%
Novo Nordisk A/S	32,800	2,435,829

Finland—0.6%
Fortum Oyj	191,200	5,092,755

France—5.5%
Arkema (a) (b)	30,558	1,441,806
LVMH Moet Hennessy Louis Vuitton S.A. (a)	94,921	9,768,874
NicOx S.A. (b)	16,691	219,622
Sanofi-Aventis (a)	144,682	12,874,310
Société Générale (a)	55,771	8,865,232
Technip S.A.	137,040	7,813,019
Total S.A. (a)	52,248	3,444,710

		44,427,573

Germany—4.4%
Allianz AG	53,655	9,307,706
Bayerische Motoren Werke AG	143,878	7,702,396
SAP AG	45,013	8,920,956
Siemens AG	110,079	9,593,661

		35,524,719

Hong Kong—0.4%
Hutchison Whampoa, Ltd.	325,000	2,862,544

India—3.0%
Hindustan Lever, Ltd.	906,900	5,088,661
ICICI Bank, Ltd. (ADR) (a)	74,900	2,300,179
Infosys Technologies, Ltd.	252,900	10,269,481
Zee Telefilms, Ltd.	1,007,600	6,728,780

		24,387,101

Italy—0.5%
Bulgari S.p.A. (a)	302,800	3,852,278

Security Description	Shares	Value

Japan—10.6%
Canon, Inc.	62,750	$3,288,640
Chugai Pharmaceutical Co., Ltd. (a)	150,900	3,254,377
Credit Saison Co., Ltd.	95,400	4,037,509
Fanuc, Ltd. (a)	24,800	1,944,186
Hoya Corp.	132,800	5,028,459
KDDI Corp. (a)	1,369	8,562,372
Keyence Corp. (a)	16,700	3,863,011
Kyocera Corp.	38,500	3,309,952
Murata Manufacturing Co., Ltd. (a)	111,300	7,770,372
Nidec Corp. (a)	32,700	2,479,285
Nintendo Co., Ltd.	21,500	4,444,911
Resona Holdings, Inc. (a)	1,139	3,430,747
Shionogi & Co., Ltd. (a)	303,000	5,582,672
Shiseido Co., Ltd. (a)	141,130	2,828,883
Sony Corp. (a)	226,928	9,183,030
Square Enix Co., Ltd. (a)	126,900	3,087,692
Sumitomo Mitsui Financial Group, Inc.	176	1,846,791
Takeda Pharmaceutical Co., Ltd.	65,900	4,122,605
Toyota Motor Corp. (a)	132,600	7,227,693

		85,293,187

Mexico—2.1%
Fomento Economico Mexicano S.A. de C.V.	565,000	5,492,820
Grupo Modelo S.A. de C.V.	780,400	3,410,408
Grupo Televisa S.A. (ADR)	381,500	8,110,690

		17,013,918

Netherlands—2.2%
European Aeronautic Defense & Space Co. (a)	282,367	8,107,468
Koninklijke Philips Electronics NV	270,008	9,453,288

		17,560,756

Norway—0.3%
Tandberg ASA (a)	251,200	2,682,370

Panama—1.3%
Carnival Corp.	226,100	10,633,483

Singapore—0.2%
Singapore Press Holdings, Ltd.	710,000	1,830,931

South Korea—2.1%
Hyundai Heavy Industries Co., Ltd.	22,328	3,101,919
Samsung Electronics Co., Ltd.	8,889	6,259,421
SK Telecom Co., Ltd. (ADR)	309,600	7,315,848

		16,677,188

Spain—0.9%
Inditex S.A.	151,900	7,087,773

Sweden—5.7%
Hennes & Mauritz AB (Series B) (a)	336,700	14,095,918
Investor AB	217,454	4,525,353
Telefonaktiebolaget LM Ericsson (Class B)	7,752,500	26,768,841

		45,390,112

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—3.3%
Credit Suisse Group	169,926	$9,819,537
Novartis AG	79,082	4,612,706
Roche Holding AG	61,062	10,563,057
Syngenta AG	11,051	1,665,935

		26,661,235

Taiwan—1.4%
BenQ Corp. (b)	2,176,000	1,280,959
MediaTek, Inc.	551,100	5,214,931
Taiwan Semiconductor Manufacturing Co., Ltd.	2,458,686	4,423,065

		10,918,955

United Kingdom—12.5%
3i Group, Plc.	185,520	3,245,378
BP, Plc. (ADR)	100,300	6,577,674
Burberry Group, Plc.	305,423	2,945,884
Cadbury Schweppes, Plc.	797,611	8,455,762
Diageo, Plc.	249,438	4,401,502
GUS, Plc.	135,413	2,444,505
HSBC Holdings, Plc.	472,892	8,623,315
Pearson, Plc.	246,662	3,505,090
Prudential, Plc.	590,202	7,318,813
Reckitt Benckiser, Plc.	296,438	12,273,240
Royal Bank of Scotland Group, Plc.	360,195	12,383,743
RT Group, Plc. (c) (d) (e)	282,264	0
Smith & Nephew, Plc.	438,608	4,029,174
Tesco, Plc.	893,918	6,018,031
Vodafone Group, Plc.	6,966,391	15,923,600
WPP Group, Plc.	214,805	2,659,011

		100,804,722

United States—34.6%
3M Co.	105,700	7,866,194
Adobe Systems, Inc.	269,100	10,077,795
Advanced Micro Devices, Inc. (b)	470,000	11,679,500
Affymetrix, Inc. (a)	76,000	1,638,560
Altera Corp. (b)	272,900	5,015,902
Amgen, Inc. (b)	86,900	6,215,957
AtheroGenics, Inc. (b)	126,600	1,667,322
Automatic Data Processing, Inc.	204,300	9,671,562
Avis Budget Group, Inc. (b)	31,270	571,928
Avon Products, Inc.	117,700	3,608,682
Berkshire Hathaway, Inc. (Class B) (b)	1,430	4,538,820
Biomet, Inc.	130,400	4,197,576
Boeing Co.	65,700	5,180,445
Boston Scientific Corp. (b)	335,791	4,966,349
Chevron Corp.	81,200	5,266,632
Cisco Systems, Inc. (b)	144,800	3,330,400
Coach, Inc. (b)	116,000	3,990,400
Conor Medsystems, Inc. (a) (b)	47,700	1,124,289
Corning, Inc.	399,300	9,746,913
Cree, Inc. (a) (b)	134,800	2,710,828
eBay, Inc. (b)	418,600	11,871,496
Emerson Electric Co.	62,200	5,216,092
Express Scripts, Inc. (b)	42,500	3,208,325

Security Description	Shares	Value

United States—(Continued)
Genentech, Inc. (b)	43,800	$3,622,260
Getty Images, Inc. (a) (b)	53,800	2,672,784
Gilead Sciences, Inc. (b)	100,000	6,870,000
International Game Technology	149,300	6,195,950
International Rectifier Corp. (b)	82,800	2,884,752
Intuit, Inc. (b)	220,200	7,066,218
Johnson & Johnson	33,100	2,149,514
JPMorgan Chase & Co.	137,300	6,447,608
Juniper Networks, Inc. (b)	418,900	7,238,592
Linear Technology Corp.	72,100	2,243,752
Lockheed Martin Corp.	52,600	4,526,756
Maxim Integrated Products, Inc.	192,900	5,414,703
Medtronic, Inc.	60,200	2,795,688
Microsoft Corp.	525,400	14,359,182
Morgan Stanley	138,200	10,076,162
Nektar Therapeutics (a)	18,300	263,703
Northern Trust Corp.	136,900	7,999,067
Northrop Grumman Corp.	58,600	3,988,902
Novell, Inc. (b)	429,300	2,627,316
Nuvelo, Inc. (a) (b)	45,300	826,272
Qualcomm, Inc.	97,800	3,555,030
Quest Diagnostics, Inc.	67,500	4,128,300
Raytheon Co.	96,800	4,647,368
Realogy Corp. (b)	82,775	1,877,337
Sirius Satellite Radio, Inc. (a)	1,644,870	6,431,442
Starbucks Corp. (b)	93,300	3,176,865
The Walt Disney Co.	175,800	5,433,978
Theravance, Inc. (b)	63,800	1,725,152
Tiffany & Co.	177,300	5,886,360
Wal-Mart Stores, Inc.	170,300	8,399,196
Wyeth	72,100	3,665,564
Xilinx, Inc.	182,300	4,001,485
Yahoo!, Inc. (b)	58,600	1,481,408

		278,040,633

Total Common Stock (Identified Cost $751,353,235)		781,442,533

Preferred Stock—2.1%

Brazil—0.9%
Empresa Brasileira de Aeronautica S.A. (ADR)	188,600	7,406,322

Germany—0.6%
Porsche AG	4,508	4,666,479

Mexico—0.6%
Companhia de Bebidas das Americas (ADR)	110,400	5,009,952

Total Preferred Stock (Identified Cost $14,807,761)		17,082,753

Total Investments—99.3% (Identified Cost $766,160,996) (f)		798,525,286
Other assets less liabilities		5,255,857

Total Net Assets—100%		$803,781,143

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $113,724,915 and the collateral received consisted of cash in the amount of $119,390,084.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $766,160,996 and the composition of unrealized appreciation and depreciation of investment securities was $60,592,499 and $(28,228,209), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2006	Percentage of Total Net Assets
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	6.6%
Communications Equipment	6.3%
Software	5.7%
Commercial Banks	5.6%
Media	4.6%
Insurance	4.6%
Aerospace & Defense	4.2%
Wireless Telecommunication Services	4.0%
Oil, Gas & Consumable Fuels	3.7%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—65.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
L-3 Communications Holdings, Inc.	124,400	$9,744,252
Raytheon Co.	209,700	10,067,697

		19,811,949

Airlines—0.5%
Continental Airlines, Inc. (Class B) (a) (b)	301,700	8,541,127

Automobiles—0.5%
Harley-Davidson, Inc. (a)	129,800	8,144,950

Beverages—1.7%
Anheuser-Busch Cos., Inc.	162,700	7,729,877
Pepsi Bottling Group, Inc.	215,000	7,632,500
PepsiCo, Inc.	203,300	13,267,358

		28,629,735

Biotechnology—0.7%
Amgen, Inc. (b)	179,700	12,853,941

Capital Markets—2.3%
Lehman Brothers Holdings, Inc.	128,700	9,505,782
State Street Corp.	149,400	9,322,560
The Bear Stearns Co., Inc.	59,600	8,349,960
The Goldman Sachs Group, Inc.	70,800	11,977,236

		39,155,538

Chemicals—0.7%
The Lubrizol Corp.	271,100	12,397,403

Commercial Banks—1.7%
KeyCorp.	242,200	9,067,968
Regions Financial Corp.	178,400	6,563,336
U.S. Bancorp	410,700	13,643,454

		29,274,758

Commercial Services & Supplies—0.0%
Anacomp, Inc. (Class B) (b)	1	8

Communications Equipment—2.3%
Cisco Systems, Inc. (b)	946,700	21,774,100
Motorola, Inc.	711,600	17,790,000

		39,564,100

Computers & Peripherals—2.1%
Hewlett-Packard Co.	384,900	14,121,981
International Business Machines Corp.	267,900	21,951,726

		36,073,707

Consumer Finance—0.8%
American Express Co.	250,900	14,070,472

Containers & Packaging—0.3%
Temple-Inland, Inc.	130,700	5,241,070

Security Description	Shares	Value

Diversified Financial Services—5.0%
Bank of America Corp.	662,800	$35,506,196
CIT Group, Inc.	121,100	5,889,093
Citigroup, Inc.	409,200	20,324,964
JPMorgan Chase & Co.	528,300	24,808,968

		86,529,221

Diversified Telecommunication Services—1.9%
AT&T, Inc.	536,000	17,452,160
Verizon Communications, Inc.	409,907	15,219,847

		32,672,007

Electric Utilities—1.2%
FirstEnergy Corp.	145,900	8,149,974
PPL Corp.	206,600	6,797,140
TXU Corp.	101,200	6,327,024

		21,274,138

Electronic Equipment & Instruments—0.8%
Energizer Holdings, Inc. (b)	86,000	6,191,140
Vishay Intertechnology, Inc. (b)	574,700	8,068,788

		14,259,928

Energy Equipment & Services—1.1%
Nabors Industries, Ltd. (b)	171,300	5,096,175
Patterson-UTI Energy, Inc.	196,600	4,671,216
Schlumberger, Ltd.	147,300	9,137,019

		18,904,410

Food & Staples Retailing—0.3%
The Kroger Co. (b)	254,100	5,879,874

Food Products—0.4%
Archer-Daniels-Midland Co.	187,600	7,106,288

Health Care Equipment & Supplies—1.1%
Beckman Coulter, Inc.	123,000	7,079,880
Becton, Dickinson & Co.	118,400	8,367,328
Dade Behring Holdings, Inc.	80,900	3,248,944

		18,696,152

Health Care Providers & Services—1.8%
Aetna, Inc.	213,000	8,424,150
Coventry Health Care, Inc. (b)	171,411	8,831,095
McKesson Corp. (b)	123,900	6,532,008
WellPoint, Inc. (b)	87,700	6,757,285

		30,544,538

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	269,700	10,550,664
MGM MIRAGE (b)	140,200	5,536,498

		16,087,162

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—1.4%
Fortune Brands, Inc.	103,900	$7,803,929
Newell Rubbermaid, Inc. (a)	213,600	6,049,152
Whirlpool Corp. (a)	122,000	10,261,420

		24,114,501

Household Products—0.5%
The Procter & Gamble Co.	149,700	9,278,406

Industrial Conglomerates—2.5%
General Electric Co.	1,066,330	37,641,449
Textron, Inc.	67,500	5,906,250

		43,547,699

Insurance—3.2%
American International Group, Inc.	108,200	7,169,332
Genworth Financial, Inc. (Class A)	188,800	6,609,888
Lincoln National Corp.	125,700	7,803,456
The Allstate Corp.	151,600	9,509,868
The Chubb Corp.	164,500	8,547,420
The St. Paul Travelers Cos., Inc.	218,300	10,236,087
W.R. Berkley Corp.	144,275	5,105,892

		54,981,943

Internet Software & Services—0.8%
Google, Inc. (Class A) (b)	23,900	9,605,410
IAC/InterActiveCorp (b)	157,600	4,532,576

		14,137,986

IT Services—0.7%
Computer Sciences Corp. (a) (b)	118,300	5,810,896
Sabre Holdings Corp. (Class A)	286,700	6,705,913

		12,516,809

Machinery—2.3%
Caterpillar, Inc.	167,700	11,034,660
Ingersoll-Rand Co., Ltd. (Class A)	158,000	6,000,840
PACCAR, Inc. (a)	162,700	9,277,154
Parker-Hannifin Corp.	109,500	8,511,435
Terex Corp. (b)	125,400	5,670,588

		40,494,677

Media—2.0%
The McGraw-Hill Cos., Inc.	112,500	6,528,375
The Walt Disney Co.	556,300	17,195,233
Time Warner, Inc.	591,514	10,783,300

		34,506,908

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	102,400	5,453,824
Nucor Corp.	196,800	9,739,632

		15,193,456

Security Description	Shares	Value

Multi-Utilities—1.1%
PG&E Corp.	297,900	$12,407,535
Sempra Energy	139,900	7,029,975

		19,437,510

Multiline Retail—1.5%
Dillard’s, Inc. (Class A) (a)	220,000	7,200,600
Federated Department Stores, Inc.	233,900	10,106,819
J.C. Penney Co., Inc.	136,000	9,301,040

		26,608,459

Oil, Gas & Consumable Fuels—4.8%
Chevron Corp.	161,600	10,481,376
ConocoPhillips	318,400	18,954,352
Devon Energy Corp.	144,200	9,106,230
Exxon Mobil Corp.	394,800	26,491,080
Marathon Oil Corp.	144,300	11,096,670
Valero Energy Corp.	118,800	6,114,636

		82,244,344

Pharmaceuticals—4.6%
Abbott Laboratories	146,600	7,118,896
Johnson & Johnson	92,500	6,006,950
Merck & Co., Inc.	430,800	18,050,520
Pfizer, Inc.	1,049,125	29,753,185
Wyeth	358,500	18,226,140

		79,155,691

Real Estate—0.7%
ProLogis (REIT)	77,900	4,444,974
Simon Property Group, Inc. (REIT)	78,100	7,077,422

		11,522,396

Road & Rail—1.0%
Ryder System, Inc.	135,700	7,012,976
Union Pacific Corp.	124,800	10,982,400

		17,995,376

Semiconductors & Semiconductor Equipment—1.9%
Freescale Semiconductor, Inc. (Class A) (a) (b)	168,850	6,424,743
Freescale Semiconductor, Inc. (Class B) (b)	168,850	6,417,989
Intel Corp.	280,600	5,771,942
Lam Research Corp. (b)	189,100	8,571,903
MEMC Electronic Materials, Inc. (b)	177,300	6,494,499

		33,681,076

Software—2.3%
Amdocs, Ltd. (b)	176,100	6,973,560
Microsoft Corp.	716,400	19,579,212
Oracle Corp. (b)	793,600	14,078,464

		40,631,236

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—1.7%
American Eagle Outfitters, Inc.	287,800	$12,614,274
Limited Brands, Inc.	390,900	10,354,941
The Home Depot, Inc.	159,000	5,766,930

		28,736,145

Thrifts & Mortgage Finance—0.7%
Countrywide Financial Corp.	146,300	5,126,352
Washington Mutual, Inc.	149,400	6,494,418

		11,620,770

Tobacco—1.1%
Altria Group, Inc.	172,400	13,197,220
Reynolds American, Inc. (a)	86,600	5,366,602

		18,563,822

Wireless Telecommunication Services—0.3%
Sprint Nextel Corp.	344,061	5,900,646

Total Common Stock (Identified Cost $1,005,371,011)		1,130,582,332

Fixed Income—38.2% of Total Net Assets
Security Description	Face Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	$75,000	72,938
United Technologies Corp. 8.875%, 11/15/19	250,000	325,521

		398,459

Asset Backed—5.7%
Ares VIII CLO, Ltd. (144A) 8.050%, 02/26/16 (c)	1,150,000	1,166,181
Bank One Credit Card Issuance Trust 5.440%, 12/15/10 (c)	4,300,000	4,307,126
BMW Vehicle Owner Trust 4.040%, 02/25/09 (c)	5,450,000	5,414,102
Capital Auto Receivables Asset 4.050%, 07/15/09 (c)	4,950,000	4,903,651
Capital Transition Funding, LLC 5.010%, 01/15/10	2,113,797	2,106,160
Chase Credit Card Issuance Trust 5.320%, 07/15/11 (c)	4,125,000	4,126,070
Chase Credit Card Owner Trust 5.440%, 02/15/11 (c)	6,000,000	6,012,994
Citibank Credit Card Issuance Trust 2.550%, 01/20/09	5,341,000	5,297,052
Credit Suisse First Boston 3.936%, 05/15/38 (c)	4,000,000	3,711,878
CWABS, Inc. 7.055%, 12/25/31 (c)	229,728	229,973

Security Description	Face Amount	Value

Asset Backed—(Continued)
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	$5,509,129	$5,468,709
5.330%, 08/08/10	4,450,000	4,468,608
Discover Card Master Trust 5.360%, 04/16/10 (c)	6,550,000	6,552,980
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (c)	4,602,914	4,573,969
5.070%, 12/15/10	4,150,000	4,150,148
GE Business Loan Trust (144A) 6.630%, 04/15/31 (c)	766,750	786,639
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10	223,604	223,010
Knollwood CDO, Ltd. (144A) 8.707%, 02/08/39 (c)	749,872	738,159
Long Beach Mortgage Loan Trust 6.430%, 03/25/34 (c)	1,375,000	1,383,520
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	4,475,000	4,367,001
4.900%, 07/15/11	4,800,000	4,790,928
5.320%, 09/15/11 (c)	6,275,000	6,276,581
Nissan Auto Receivables 2.700%, 12/17/07	1,199,264	1,195,063
Residential Asset Securities Corp. 5.420%, 01/25/36 (c)	2,913,188	2,913,735
5.430%, 10/25/28 (c)	2,706,046	2,706,501
Structured Asset Investment Loan Trust 8.255%, 04/25/33 (c)	1,421,995	1,424,326
Structured Asset Securities Corp. 6.430%, 06/25/32 (c)	405,274	407,806
USAA Auto Owner Trust 5.320%, 09/15/10	5,700,000	5,722,021
Washington Mutual Assets Securities Corp. 4.240%, 05/25/36	3,462,447	3,405,726

		98,830,617

Capital Markets—0.7%
JPMorgan Chase & Co. 5.350%, 03/01/07	4,285,000	4,283,517
Morgan Stanley 5.050%, 01/21/11	1,580,000	1,565,658
5.440%, 03/07/08 (c)	5,665,000	5,669,521
5.625%, 01/09/12	480,000	486,219
6.750%, 04/15/11 (a)	550,000	581,480

		12,586,395

Chemicals—0.0%
Lyondell Chemical Co. 8.000%, 09/15/14	175,000	177,188
8.250%, 09/15/16	290,000	294,350

		471,538

Commercial Banks—1.2%
Bank of America Corp. 4.960%, 03/24/09 (c)	4,925,000	4,928,452

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Bank of New York 3.800%, 02/01/08	$775,000	$761,117
HBOS, Plc. 3.750%, 09/30/08	1,780,000	1,732,239
HSBC Bank, N.A. 3.870%, 06/07/07	3,850,000	3,811,296
U.S. Bank, N.A. 2.850%, 11/15/06	1,400,000	1,395,902
4.400%, 08/15/08	1,375,000	1,359,643
Wachovia Corp. 4.375%, 08/15/08	835,000	823,270
5.429%, 03/23/09 (c)	2,875,000	2,874,382
Wells Fargo & Co. 4.200%, 01/15/10	855,000	830,647
4.625%, 08/09/10 (a)	1,710,000	1,683,203
4.875%, 01/12/11	590,000	584,396

		20,784,547

Commercial Mortgage-Backed Securities—6.6%
Bank of America Commercial Mortgage, Inc. 5.039%, 11/10/42 (c)	3,630,000	3,606,518
5.118%, 07/11/43	5,365,000	5,345,771
7.333%, 10/15/09	3,785,000	3,991,684
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	3,243,940	3,191,121
4.674%, 06/11/41	930,000	888,484
5.920%, 10/15/36	1,707,023	1,733,100
Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	1,575,000	1,680,044
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	4,405,000	4,329,364
5.183%, 11/15/36	4,205,000	4,200,181
5.603%, 07/15/35	3,850,000	3,919,405
7.325%, 04/15/62	2,661,648	2,718,693
CWABS, Inc. 5.450%, 12/25/35 (d)	3,480,778	3,481,280
First United National Bank Commercial Mortgage Trust
6.663%, 01/12/43	3,710,000	3,910,443
First United National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (c)	3,700,000	3,974,958
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,383,698
4.996%, 12/10/37	4,340,000	4,297,940
6.269%, 12/10/35	3,440,000	3,605,805
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	18,217	18,224
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	3,289,592	3,505,962
Harborview Mortgage Loan Trust 5.640%, 11/19/35 (c)	3,354,199	3,363,562
IMPAC CMB Trust 7.308%, 01/25/33 (c)	124,801	125,019
JPMorgan Commercial Mortgage Finance Corp.
6.658%, 10/15/35 (c)	175,000	179,571
7.239%, 09/15/29	6,869,000	6,956,157
7.351%, 09/15/29	3,945,000	4,184,968

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Mortgage Trust 3.887%, 08/25/34 (c)	$4,827,464	$4,713,352
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	2,304,140	2,249,687
4.023%, 09/15/26	2,650,000	2,601,826
4.071%, 09/15/26	2,468,936	2,408,800
5.372%, 09/15/39	3,220,000	3,224,424
5.642%, 12/15/25 (c)	2,862,919	2,889,481
5.934%, 12/15/25	1,600,000	1,635,004
7.950%, 05/15/25 (c)	3,660,000	3,953,781
Morgan Stanley Capital I, Inc. 6.630%, 07/15/30	1,025,000	1,046,297
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,920,000	4,127,669
UBS Westfield Trust (144A) 6.155%, 07/14/16	3,158,869	3,237,999
Washington Mutual, Inc. 3.423%, 04/25/33 (c)	3,547,206	3,468,128
3.695%, 05/25/33 (c)	2,700,000	2,632,356

		114,780,756

Commercial Services & Supplies—0.0%
United Rentals, Inc. 6.500%, 02/15/12	75,000	72,375

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 6.800%, 10/01/16	95,000	94,525

Containers & Packaging—0.0%
Ball Corp. 6.875%, 12/15/12	530,000	533,975

Diversified Financial Services—1.9%
AES Ironwood, LLC 8.857%, 11/30/25	128,436	141,921
AES Red Oak, LLC 9.200%, 11/30/29	50,000	55,515
American Real Estate Partners 7.125%, 02/15/13	80,000	79,600
8.125%, 06/01/12	145,000	148,625
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	10,000	10,850
Citigroup, Inc. 3.500%, 02/01/08	9,835,000	9,624,777
4.125%, 02/22/10	3,150,000	3,055,513
6.125%, 08/25/36	500,000	514,248
Deutsche Telekom International Finance 8.250%, 06/15/30 (c)	1,150,000	1,404,944
General Electric Capital Corp. 3.450%, 07/16/07	6,125,000	6,042,025
4.125%, 09/01/09	2,265,000	2,209,351
5.000%, 11/15/11	7,320,000	7,262,633
Household Finance Corp. 6.400%, 06/17/08	1,985,000	2,022,540

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Sprint Capital Corp. 8.750%, 03/15/32	$85,000	$103,657
Wind Acquisition Finance, Inc. 10.750%, 12/01/15	295,000	325,606

		33,001,805

Diversified Telecommunication Services—0.5%
AT&T Broadband Corp. 8.375%, 03/15/13	650,000	741,446
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	51,125
GTE Corp. 6.940%, 04/15/28	100,000	103,571
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	195,000	204,994
Qwest Corp. 8.640%, 06/15/13 (c)	285,000	304,950
SBC Communications, Inc. (144A) 4.214%, 06/05/07 (c)	4,000,000	3,966,880
Telecom Italia Capital, S.A. 5.250%, 10/01/15	975,000	903,441
7.200%, 07/18/36	575,000	590,982
Telefonica Emisiones, S.A. 7.045%, 06/20/36	1,025,000	1,081,710
Windstream Corp. (144A) 8.125%, 08/01/13	410,000	435,113
8.625%, 08/01/16	295,000	315,650

		8,699,862

Electric Utilities—0.2%
Centerpoint Energy, Inc. 7.250%, 09/01/10	345,000	364,722
Dominion Resources, Inc. 7.195%, 09/15/14	625,000	680,567
8.125%, 06/15/10	1,200,000	1,306,073
Elwood Energy, LLC 8.159%, 07/05/26	131,400	138,314
Florida Power & Light Co. 5.625%, 04/01/34 (a)	300,000	296,236
Peco Energy Co. 4.750%, 10/01/12	650,000	628,967
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	401	393

		3,415,272

Energy Equipment & Services—0.0%
Colorado Interstate Gas Co. 6.800%, 11/15/15	90,000	90,701
Northwest Pipeline Corp. 8.125%, 03/01/10	220,000	228,800
Targa Resources, Inc. (144A) 8.500%, 11/01/13	20,000	19,950

Security Description	Face Amount	Value

Energy Equipment & Services—(Continued)
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	$100,000	$110,625

		450,076

Federal Agencies—16.4%
Federal Home Loan Bank 3.916%, 06/01/34 (c)	7,770,523	7,567,115
4.500%, 05/01/18	4,909,219	4,745,320
4.500%, 05/01/19	1,862,315	1,796,751
4.500%, 12/01/19	794,302	766,339
4.500%, 03/01/20	886,023	853,857
4.500%, 04/01/20	279,362	269,220
4.500%, 05/01/20	208,718	201,141
4.500%, 01/01/21	1,152,236	1,110,407
5.000%, 12/01/18	679,116	669,067
5.000%, 10/01/20	791,132	777,438
5.000%, 11/01/20	226,354	222,436
5.500%, 04/15/26	4,234,319	4,242,386
5.500%, 07/01/33	3,821,931	3,782,372
5.500%, 10/01/35	844,686	833,428
Federal Home Loan Mortgage Corp. 4.500%, 08/01/20	2,837,622	2,737,723
4.500%, TBA	300,000	288,938
5.000%, 12/15/17	4,340,000	4,262,867
5.000%, 04/01/20	605,132	594,657
5.000%, 06/01/36	983,268	945,707
5.000%, TBA	20,600,000	20,233,073
5.500%, 10/15/33	3,080,558	3,091,661
5.500%, 03/15/34	5,331,591	5,346,865
5.500%, 05/15/34	4,637,882	4,650,816
5.750%, 06/27/16	2,700,000	2,813,694
Federal Home Loan Mortgage Corp.- REMICS 5.500%, 05/15/29	12,127,520	12,114,488
Federal National Mortgage Association 4.000%, 06/01/19	4,795,164	4,538,167
4.500%, 10/01/18	1,287,632	1,246,177
4.500%, 09/01/35	676,025	631,815
4.500%, TBA	5,400,000	5,105,187
5.000%, 06/01/18	1,626,894	1,603,080
5.000%, 01/01/21	4,498,637	4,432,788
5.000%, 06/01/23	1,882,272	1,831,118
5.000%, 11/01/33	10,718,987	10,336,187
5.000%, 07/01/35	248,598	239,031
5.000%, 08/01/35	5,267,701	1,284,002
5.000%, 12/01/35	372,222	357,898
5.000%, TBA	13,300,000	12,823,500
5.125%, 01/02/14 (a)	1,350,000	1,346,255
5.500%, 10/01/18	140,012	140,254
5.500%, 03/01/19	34,377	34,437
5.500%, 09/01/19	16,137,570	16,173,407
5.500%, 07/01/20	5,142,040	5,150,715
5.500%, 09/01/20	685,145	685,081
5.500%, 01/01/21	133,218	133,157
5.500%, 02/01/21	241,024	240,915
5.500%, 01/01/24	1,082,553	1,077,363

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 02/15/27	$4,819,691	$4,829,940
5.500%, 05/25/27	1,619,963	1,621,382
5.500%, 04/25/30	3,099,836	3,107,384
5.500%, 04/01/33	2,454,376	2,424,871
5.500%, 11/01/33	3,184,367	3,146,087
5.500%, 02/01/34	6,832,420	6,750,286
5.500%, 04/01/34	674,817	666,705
5.500%, 05/25/34	3,290,237	3,293,923
5.500%, 11/01/34	6,592,998	6,507,931
5.500%, 04/01/35	1,996,720	1,968,145
5.500%, 06/01/35	2,157,728	2,126,848
5.500%, 11/01/35	5,925,810	1,464,948
5.500%, 12/01/35	5,886,533	5,810,581
5.500%, 01/25/36	6,375,580	1,581,166
5.500%, TBA	23,600,000	23,570,875
6.000%, 04/01/16	661,428	672,199
6.000%, 05/01/20	247,927	251,823
6.000%, 03/01/21	237,494	241,139
6.000%, 05/01/21	1,023,661	1,039,369
6.000%, 06/01/21	122,379	124,257
6.000%, 07/01/21	1,601,632	1,626,209
6.000%, 08/01/21	1,729,644	1,756,186
6.000%, 02/01/34	3,145,199	3,166,614
6.000%, 08/01/34	1,877,741	1,890,526
6.000%, 04/01/35	7,334,021	7,388,126
6.000%, 01/01/36 (c)	4,482,627	4,552,761
6.000%, TBA	4,500,000	4,519,687
6.500%, 01/01/14	566,464	579,198
6.500%, 08/01/16	2,978	3,045
6.500%, 09/01/16	456,924	467,132
6.500%, 02/01/17	88,177	90,147
6.500%, 12/01/29 (c)	1,154,018	1,182,354
6.500%, 08/01/36	1,000,000	1,018,362
6.500%, 09/01/36	2,000,000	2,036,724
6.500%, TBA	15,000,000	15,271,875
7.000%, 12/01/07	28,078	28,075
7.250%, 09/01/07	6,027	6,039
8.500%, 02/01/09	55,745	56,675
9.000%, 04/01/16	2,265	2,346
Government National Mortgage Association 5.000%, 10/20/33	6,852,033	6,640,254
5.500%, 04/15/33	544,698	541,593
6.000%, 02/15/09	92,572	92,695
6.000%, 09/20/33	1,134,009	1,146,750
6.000%, 10/20/33	1,827,975	1,854,854
6.000%, 11/20/33	2,520,043	2,548,358
6.500%, 07/15/14	37,651	38,451
7.500%, 12/15/14	712,359	743,413

		284,776,608

Foreign Government—0.6%
Federal Republic of Germany 4.000%, 02/16/07 (EUR)	3,000,000	3,812,993
Government of France Zero Coupon, 10/05/06 (EUR)	1,245,000	1,579,075

Security Description	Face Amount	Value

Foreign Government—(Continued)
State of Israel 5.500%, 12/04/23	$3,175,000	$3,305,553
United Mexican States 5.625%, 01/15/17	2,050,000	2,025,400
6.625%, 03/03/15 (a)	140,000	148,750
7.500%, 04/08/33	30,000	34,605

		10,906,376

Health Care Providers & Services—0.1%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	375,000	383,438
WellPoint, Inc. 5.850%, 01/15/36	335,000	324,930
5.950%, 12/15/34	700,000	686,798

		1,395,166

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc. 7.875%, 03/15/10	950,000	988,000
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	125,000	122,188
Travelport, Inc. (144A) 9.875%, 09/01/14	185,000	178,525

		1,288,713

Household Durables—0.1%
Beazer Homes USA, Inc. 8.375%, 04/15/12	175,000	174,125
D.R. Horton, Inc. 6.125%, 01/15/14	445,000	434,234
8.500%, 04/15/12	675,000	707,335

		1,315,694

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. 7.375%, 02/01/16	170,000	168,938
Reliant Energy, Inc. 6.750%, 12/15/14	165,000	156,956
TXU Corp. 4.800%, 11/15/09 (c)	2,075,000	2,022,449

		2,348,343

Industrial Conglomerates—0.0%
Tyco International Group, Ltd. 6.375%, 10/15/11	550,000	576,560

Insurance—0.2%
Berkshire Hathaway Financial Corp. 3.375%, 10/15/08	2,850,000	2,752,977

Machinery—0.0%
Briggs & Stratton Corp. 8.875%, 03/15/11	100,000	110,005

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—0.4%
BSkyB Finance, Plc. (144A) 6.500%, 10/15/35 (c)	$110,000	$107,666
Comcast Corp. 6.500%, 11/15/35 (a)	555,000	558,866
7.050%, 03/15/33	275,000	294,478
EchoStar DBS Corp. 5.750%, 10/01/08	1,000,000	991,250
6.375%, 10/01/11	65,000	63,294
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	65,000	62,806
News America Holdings, Inc. 6.200%, 12/15/34	640,000	611,281
PanAmSat Corp. (144A) 9.000%, 06/15/16	145,000	149,350
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,464,184
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	350,000	404,206
Time Warner, Inc. 6.875%, 05/01/12 (a)	1,875,000	1,982,606
6.950%, 01/15/28	365,000	376,226

		7,066,213

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	155,000	174,569

Multiline Retail—0.1%
Federated Department Stores, Inc. 6.790%, 07/15/27	160,000	161,044
The May Department Stores Co. 6.650%, 07/15/24 (a)	145,000	145,131
6.700%, 07/15/34	105,000	104,461
7.875%, 03/01/30 (a)	125,000	141,257
8.500%, 06/01/19	250,000	294,563

		846,456

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,004,250

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 6.250%, 01/15/18	40,000	37,100
6.375%, 06/15/15	95,000	90,725
6.875%, 11/15/20	95,000	89,775
KCS Energy, Inc. 7.125%, 04/01/12	70,000	67,200
Newfield Exploration Co. 6.625%, 09/01/14	395,000	386,606
6.625%, 04/15/16	375,000	364,688

		1,036,094

Security Description	Face Amount	Value

Real Estate—0.2%
ProLogis (REIT) 5.500%, 04/01/12	$630,000	$628,644
Rouse Co., L.P. 5.375%, 11/26/13	1,635,000	1,511,420
Rouse Co., L.P. (144A) 6.750%, 05/01/13	350,000	349,773

		2,489,837

Software—0.0%
Oracle Corp. 5.250%, 01/15/16 (a)	375,000	369,026

U.S. Treasury—1.4%
U.S. Treasury Bonds Strips Zero Coupon, 11/15/27 (a) (e)	12,025,000	4,352,689
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/14 (a)	3,000,579	2,943,262
2.000%, 01/15/26 (a)	4,705,209	4,512,587
2.500%, 07/15/16 (a)	2,745,356	2,800,263
U.S. Treasury Notes 4.625%, 08/31/11 (a)	1,225,000	1,226,340
4.875%, 08/15/16	7,725,000	7,863,809

		23,698,950

Wireless Telecommunication Services—0.1%
Rogers Wireless Communications, Inc. 6.375%, 03/01/14	550,000	547,938
7.500%, 03/15/15	340,000	362,950
Vodafone Airtouch, Plc. 7.750%, 02/15/10	665,000	713,072

		1,623,960

Yankee—1.4%
Barclays Bank, Plc. 5.400%, 03/13/09 (c)	8,460,000	8,460,711
Compton Pete Financial Corp. 7.625%, 12/01/13	80,000	77,200
Deutsche Bank AG 5.370%, 03/15/07 (c)	1,475,000	1,475,000
Landeskreditbank Baden 4.250%, 09/15/10	2,575,000	2,514,624
Rabobank 5.486%, 04/06/09 (c)	9,450,000	9,451,021
Vodafone Group, Plc. 5.454%, 12/28/07 (c)	2,500,000	2,500,493

		24,479,049

Total Fixed Income (Identified Cost $665,096,580)		662,379,048

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Warrants—0.0%

Security Description	Shares	Value

Commercial Services & Supplies—0.0%
Anacomp, Inc. (Class B) (b)	316	$6

Total Warrants (Identified Cost $0)		6

Short Term Investments—1.1%
Security Description	Face Amount	Value

Discount Notes—1.1%
Federal Home Loan Bank 4.796%, 10/02/06	$19,300,000	19,297,641

Total Short Term Investments (Identified Cost $19,297,641)		19,297,641

Total Investments—104.5% (Identified Cost $1,689,765,232) (f)		1,812,259,027
Liabilities in excess of other assets		(78,232,274)

Total Net Assets—100%		$1,734,026,753

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $ 65,696,059 and the collateral received consisted of cash in the amount of $ 66,222,858 and securities with a market value of $1,379,420.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,689,765,232 and the composition of unrealized appreciation and depreciation of investment securities was $141,729,151 and $(19,235,356), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $11,782,787, which is 0.7% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(EUR)—	Euro

Forward Contracts

Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 09/30/06	Net Unrealized Appreciation
Euro (sold)	01/10/07	4,325,000	$5,564,632	$5,516,216	$48,416

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	12/19/06	414	$44,294,650	$44,737,875	$443,225
U.S. Treasury Bonds Futures	12/19/06	550	60,708,249	61,823,437	1,115,188
U.S. Treasury Notes 10 Year Futures	12/18/06	84	8,841,841	8,940,750	98,909

Futures Contracts Short
Eurodollar Futures	06/18/07	(131)	(31,083,158)	(31,107,588)	(24,430)
U.S. Treasury Notes 5 Year Futures	12/29/06	(758)	(79,702,778)	(79,980,844)	(278,066)

Net Unrealized Appreciation					$1,354,826

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

TBA Sales Commitments
Federal Agencies	Face Amount	Valuation as of 09/30/06
Federal Home Loan Mortgage Corp. 4.500%, (15 Year TBA)	$(5,700,000)	$(5,489,813)
5.500%, (15 Year TBA)	(4,000,000)	(3,943,752)
Federal National Mortgage Association 5.000%, (15 Year TBA)	(3,800,000)	(3,733,500)
5.000%, (30 Year TBA)	(13,000,000)	(12,528,750)
5.500%, (30 Year TBA)	(29,900,000)	(29,451,500)
6.500%, (30 Year TBA)	(7,000,000)	(7,030,625)

Total TBA Sales Commitments (Proceeeds Cost $(67,422,000))		$(62,177,940)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—58.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Lockheed Martin Corp.	218,259	$18,783,370
Northrop Grumman Corp.	121,166	8,247,770
United Technologies Corp.	167,620	10,618,727

		37,649,867

Auto Components—0.2%
Johnson Controls, Inc.	55,730	3,998,070

Beverages—0.9%
Diageo, Plc. (GBP)	372,116	6,566,238
Molson Coors Brewing Co.	37,160	2,560,324
PepsiCo, Inc.	76,175	4,971,181
The Coca-Cola Co.	82,360	3,679,845

		17,777,588

Biotechnology—0.5%
Amgen, Inc. (a)	135,400	9,685,162

Building Products—1.2%
Masco Corp. (b)	798,990	21,908,306

Capital Markets—4.3%
Franklin Resources, Inc.	54,080	5,718,960
Lehman Brothers Holdings, Inc.	110,660	8,173,348
Mellon Financial Corp.	619,110	24,207,201
Merrill Lynch & Co., Inc.	80,914	6,329,093
Morgan Stanley	71,010	5,177,339
The Bank of New York Co., Inc.	319,790	11,275,795
The Goldman Sachs Group, Inc.	74,600	12,620,082
UBS AG (CHF)	84,817	5,066,723
UBS AG	53,000	3,143,430

		81,711,971

Chemicals—1.4%
Air Products & Chemicals, Inc.	70,324	4,667,404
Nalco Holding Co. (a)	230,360	4,266,267
PPG Industries, Inc.	116,560	7,818,845
Praxair, Inc.	40,280	2,382,965
Syngenta AG (CHF)	26,837	4,045,669
The Dow Chemical Co.	69,008	2,689,932

		25,871,082

Commercial Banks—1.6%
PNC Financial Services Group, Inc.	220,280	15,957,083
SunTrust Banks, Inc.	164,550	12,716,424
Wells Fargo & Co.	35,040	1,267,747

		29,941,254

Communications Equipment—1.3%
Cisco Systems, Inc. (a)	325,780	7,492,940
Nortel Networks Corp.	7,450,700	17,136,610

		24,629,550

Security Description	Shares	Value

Computers & Peripherals—0.3%
Hewlett-Packard Co.	149,600	$5,488,824

Consumer Finance—0.6%
American Express Co.	117,350	6,580,988
Capital One Financial Corp.	68,250	5,368,545

		11,949,533

Containers & Packaging—0.8%
Owens-Illinois, Inc. (a)	930,000	14,340,600
Smurfit-Stone Container Corp. (a)	63,695	713,384

		15,053,984

Diversified Financial Services—5.2%
Bank of America Corp.	879,714	47,126,279
Citigroup, Inc.	420,988	20,910,474
JPMorgan Chase & Co.	608,950	28,596,292
KKR Private Equity Investors L.P.	65,160	1,384,650

		98,017,695

Diversified Telecommunication Services—2.0%
AT&T, Inc.	228,574	7,442,369
Embarq Corp.	74,635	3,610,095
Telus Corp. (CAD)	73,080	4,121,890
Verizon Communications, Inc.	601,157	22,320,959

		37,495,313

Electric Utilities—2.0%
Edison International	65,700	2,735,748
Entergy Corp.	18,748	1,466,656
Exelon Corp.	59,270	3,588,206
FirstEnergy Corp.	49,880	2,786,297
FPL Group, Inc.	549,160	24,712,200
PPL Corp.	36,546	1,202,363
TXU Corp.	34,950	2,185,074

		38,676,544

Electrical Equipment—0.3%
Cooper Industries, Ltd. (Class A)	26,210	2,233,616
Rockwell Automation, Inc.	42,700	2,480,870

		4,714,486

Energy Equipment & Services—0.8%
GlobalSantaFe Corp.	158,865	7,941,661
Noble Corp.	99,440	6,382,059

		14,323,720

Food & Staples Retailing—0.4%
The Kroger Co. (a)	77,100	1,784,094
Wal-Mart Stores, Inc.	125,810	6,204,949

		7,989,043

Food Products—1.0%
General Mills, Inc.	33,100	1,873,460
Kellogg Co.	151,230	7,488,910

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—(Continued)

Nestle S.A. (CHF)	17,719	$6,174,771
Sara Lee Corp.	102,560	1,648,139
Tyson Foods, Inc. (Class A)	136,800	2,172,384

		19,357,664

Gas Utilities—0.1%
Questar Corp.	22,070	1,804,664

Health Care Equipment & Supplies—0.2%
Boston Scientific Corp. (a)	176,410	2,609,104
Millipore Corp. (a)	15,500	950,150

		3,559,254

Health Care Providers & Services—0.7%
CIGNA Corp.	16,230	1,887,874
Tenet Healthcare Corp. (a) (b)	635,840	5,175,738
WellPoint, Inc. (a)	71,200	5,485,960

		12,549,572

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a)	59,970	2,716,641

Industrial Conglomerates—2.0%
3M Co.	51,160	3,807,327
General Electric Co.	346,025	12,214,683
Tyco International, Ltd.	798,899	22,361,183

		38,383,193

Insurance—4.7%
ACE, Ltd.	55,780	3,052,839
Aflac, Inc.	96,580	4,419,501
Conseco, Inc. (a)	543,610	11,410,374
Genworth Financial, Inc. (Class A)	444,840	15,573,848
Safeco Corp.	48,200	2,840,426
The Allstate Corp.	433,496	27,193,204
The Chubb Corp.	61,320	3,186,187
The Hartford Financial Services Group, Inc.	125,307	10,870,382
The St. Paul Travelers Cos., Inc.	224,410	10,522,585

		89,069,346

IT Services—0.2%
Accenture, Ltd. (Class A)	144,089	4,569,062

Leisure Equipment & Products—0.4%
Hasbro, Inc.	63,920	1,454,180
Mattel, Inc.	321,590	6,335,323

		7,789,503

Machinery—1.1%
Deere & Co.	148,450	12,456,440
Illinois Tool Works, Inc.	16,380	735,462
Pall Corp.	264,560	8,151,094

		21,342,996

Security Description	Shares	Value

Media—1.9%
CBS Corp. (Class B)	339,652	$9,567,997
E.W. Scripps Co. (Class A)	60,370	2,893,534
The New York Times Co. (Class A) (b)	638,780	14,679,164
The Walt Disney Co.	47,050	1,454,316
Time Warner, Inc.	90,600	1,651,638
Viacom, Inc. (Class B) (a)	127,374	4,735,765
WPP Group, Plc. (GBP)	76,600	948,210

		35,930,624

Metals & Mining—0.1%
BHP Billiton, Plc. (GBP)	125,170	2,168,884

Multi-Utilities—0.6%
Dominion Resources, Inc.	147,470	11,279,980
Public Service Enterprise Group, Inc.	13,060	799,141

		12,079,121

Multiline Retail—1.1%
Federated Department Stores, Inc.	218,640	9,447,434
Saks, Inc. (a) (b)	634,000	10,955,520

		20,402,954

Oil, Gas & Consumable Fuels—5.8%
Apache Corp.	242,970	15,355,704
BP, Plc. (ADR)	44,121	2,893,455
Chevron Corp.	101,406	6,577,193
ConocoPhillips	112,950	6,723,914
Devon Energy Corp.	288,870	18,242,141
EOG Resources, Inc.	37,210	2,420,511
Exxon Mobil Corp.	404,904	27,169,058
Hess Corp.	251,480	10,416,302
The Williams Cos., Inc.	350,430	8,364,764
Total S.A. (ADR)	186,940	12,326,824

		110,489,866

Paper & Forest Products—0.6%
Bowater, Inc. (b)	328,370	6,754,571
International Paper Co.	54,790	1,897,378
MeadWestvaco Corp.	102,930	2,728,674

		11,380,623

Personal Products—0.6%
Alberto-Culver Co. (Class B)	72,830	3,684,470
The Estee Lauder Cos., Inc. (Class A)	195,810	7,897,017

		11,581,487

Pharmaceuticals—4.1%
Abbott Laboratories	45,298	2,199,671
Eli Lilly & Co.	146,260	8,336,820
Johnson & Johnson	319,378	20,740,407
Merck & Co., Inc.	430,988	18,058,397
Warner Chilcott, Ltd.	82,700	1,099,910
Wyeth	549,130	27,917,769

		78,352,974

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—0.6%
Burlington Northern Santa Fe Corp.	84,685	$6,219,266
Con-way, Inc.	6,270	281,021
Norfolk Southern Corp.	112,580	4,959,149

		11,459,436

Semiconductors & Semiconductor Equipment—0.5%
Analog Devices, Inc.	37,380	1,098,598
Applied Materials, Inc.	41,100	728,703
Intel Corp.	329,910	6,786,249

		8,613,550

Software—1.7%
Compuware Corp. (a)	1,492,000	11,622,680
Oracle Corp. (a)	328,540	5,828,300
Symantec Corp. (a)	674,190	14,346,763

		31,797,743

Specialty Retail—0.7%
OfficeMax, Inc.	206,380	8,407,921
The Home Depot, Inc.	108,360	3,930,217
The Sherwin-Williams Co. (b)	30,990	1,728,622

		14,066,760

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (a)	12,820	288,578
Nike, Inc. (Class B)	77,100	6,755,502

		7,044,080

Thrifts & Mortgage Finance—0.9%
Countrywide Financial Corp.	122,380	4,288,195
Federal Home Loan Mortgage Corp.	27,430	1,819,432
Federal National Mortgage Association	157,618	8,812,422
New York Community Bancorp, Inc. (b)	146,070	2,392,627

		17,312,676

Tobacco—1.7%
Altria Group, Inc.	407,520	31,195,656

Trading Companies & Distributors—0.2%
Finning International, Inc. (CAD)	120	4,025
Finning International, Inc. (Restricted Shares) (CAD)	3,900	130,828
W.W. Grainger, Inc.	65,510	4,390,480

		4,525,333

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	483,534	8,292,608
Vodafone Group, Plc. (ADR)	140,383	3,209,158

		11,501,766

Total Common Stock (Identified Cost $979,023,059)		1,107,927,420

Fixed Income—38.9% of Total Net Assets
Security Description	Face Amount	Value

Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	$1,643,776
Boeing Capital Corp. 6.500%, 02/15/12 (b)	2,339,000	2,480,252
Raytheon Co. 6.150%, 11/01/08	840,000	854,490

		4,978,518

Asset Backed—0.4%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	220,000	211,790
AmeriCredit Automobile Receivables Co. 2.180%, 07/07/08	5,923	5,920
Bayview Financial (144A) 6.124%, 12/28/40 (c)	1,510,000	1,509,993
Capital Trust, Ltd. 5.160%, 06/25/35	1,600,000	1,571,500
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (c)	300,000	310,412
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	20,000	19,821
4.823%, 08/25/35	185,000	183,522
5.689%, 10/25/36	930,000	934,756
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	329,514	338,495
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36	1,077,000	1,080,580
Jet Equipment Trust (144A) 11.440%, 11/01/14 (d) (e)	300,000	0
Residential Asset Mortgage Products, Inc. 3.800%, 07/25/30	14,823	14,773
4.109%, 01/25/29	226,211	222,736
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	1,184,175

		7,588,473

Auto Components—0.1%
Johnson Controls, Inc. 5.500%, 01/15/16	408,000	398,700
6.000%, 01/15/36	1,031,000	997,789

		1,396,489

Beverages—0.1%
Miller Brewing Co. (144A) 5.500%, 08/15/13	2,421,000	2,398,180

Building Products—0.1%
Hanson, PLC. 6.125%, 08/15/16	1,830,000	1,842,215

Capital Markets—0.6%
Credit Suisse (USA), Inc. 4.875%, 08/15/10	306,000	302,383
Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10 (b)	2,919,000	2,825,817

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—(Continued)
Lehman Brothers Holdings, Inc. 5.500%, 04/04/16 (b)	$375,000	$373,615
8.250%, 06/15/07	771,000	786,509
Merrill Lynch & Co., Inc. 5.450%, 07/15/14	1,724,000	1,726,505
6.050%, 05/16/16	1,384,000	1,431,149
Morgan Stanley 4.750%, 04/01/14	830,000	789,313
6.750%, 04/15/11	1,180,000	1,247,538
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,449,000	1,473,643

		10,956,472

Commercial Banks—0.8%
Bank of America Corp. 7.400%, 01/15/11	2,006,000	2,171,046
Bank One Corp. 8.000%, 04/29/27	100,000	123,173
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,300,308
Nordea Bank (144A) 5.424%, 12/29/49 (c)	610,000	581,151
RBS Capital Trust II 6.425%, 12/29/49 (c)	2,300,000	2,329,116
U.S. Bancorp 7.500%, 06/01/26	400,000	478,247
UBS AG Stamford 5.875%, 07/15/16	1,490,000	1,533,530
Unicredito Italiano Capital Trust (144A) 9.200%, 10/05/49 (c)	1,412,000	1,594,782
Wachovia Corp. 5.250%, 08/01/14	2,834,000	2,802,749
Wells Fargo & Co. 5.125%, 09/15/16 (b)	834,000	816,662
Wells Fargo Bank, N.A. 4.750%, 02/09/15	1,950,000	1,868,352

		15,599,116

Commercial Mortgage-Backed Securities—2.5%
Greenwich Capital Commercial Funding Corp. 5.224%, 04/10/37	1,313,869	1,302,134
Banc of America Commercial Mortgage, Inc. 4.857%, 07/10/42	1,750,000	1,692,229
5.354%, 09/10/47 (c)	1,449,133	1,439,026
BlackRock Capital Finance, L.P. 7.750%, 09/25/26	130,297	127,624
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	149,941	153,804
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.400%, 07/15/44 (c)	1,200,000	1,198,792
Countrywide Commercial Mortgage Trust 5.671%, 02/12/39 (c)	560,000	566,507

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Mortgage Capital 5.509%, 09/15/39	$1,179,894	$1,187,710
Criimi Mae CMBS Corp. (144A) 6.701%, 06/20/30 (c)	218,414	218,330
Criimi Mae Commercial Mortgage Trust (144A) 7.000%, 06/02/33	1,294,472	1,295,483
CS First Boston Mortgage Securities Corp. 6.550%, 01/17/35	234,876	237,287
Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	704,025	711,346
GE Capital Commercial Mortgage Corp. 5.519%, 03/10/44 (c)	1,000,000	1,000,394
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	36,034
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	319,410
4.915%, 01/05/36 (c)	500,000	489,869
5.317%, 06/10/36 (c)	1,341,434	1,342,201
6.110%, 06/10/16	1,125,000	1,174,480
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780%, 07/15/42	1,384,000	1,326,186
4.948%, 09/12/37 (c)	1,400,000	1,356,391
5.038%, 03/15/46	480,060	470,034
5.382%, 05/15/41 (c)	1,292,933	1,288,701
5.440%, 05/15/45	979,554	980,935
5.472%, 01/12/43 (c)	1,855,000	1,854,822
5.855%, 06/12/43 (c)	2,170,000	2,249,294
LB-UBS Commercial Mortgage Trust 5.413%, 09/15/39	519,902	520,894
Lehman Brothers Commercial Conduit Mortgage Trust
6.480%, 02/18/30	218,251	220,046
Merrill Lynch Mortgage Trust 5.441%, 01/12/44 (c)	951,000	948,102
5.844%, 05/12/39 (c)	2,010,000	2,062,782
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	248,352
5.168%, 01/14/42	199,571	197,132
Morgan Stanley Capital I, Inc. (144A) 0.726%, 11/15/30 (c)	36,473,350	517,936
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	269,032	274,259
Residential Asset Mortgage Products, Inc. 4.971%, 09/25/34	752,000	736,286
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,424,451	1,415,103
Structured Asset Securities Corp. 4.670%, 03/25/35	794,929	785,545
The Bear Stearns Commercial Mortgage Securities, Inc.
4.680%, 08/13/39	150,000	145,147
5.116%, 02/11/41	1,332,663	1,313,247
TIAA Retail Commercial Mortgage Trust (144A) 7.170%, 01/15/32	109,538	110,318

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	$2,245,000	$2,172,676
4.935%, 04/15/42	1,750,000	1,700,471
5.083%, 03/15/42 (c)	1,748,241	1,714,478
5.369%, 10/15/44 (c)	1,347,000	1,336,504
5.466%, 01/15/45 (c)	2,039,000	2,048,235
5.491%, 12/15/44 (c)	1,437,000	1,434,260
5.922%, 07/15/45	1,360,000	1,398,972
6.164%, 06/15/45 (c)	1,530,000	1,601,604

		46,921,372

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,464,000	1,602,745
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,137,224

		2,739,969

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 02/22/16	1,229,000	1,238,774

Construction & Engineering—0.0%
CRH America, Inc. 6.950%, 03/15/12	309,000	325,811

Consumer Finance—0.0%
Dean Witter Discover & Co. 6.750%, 01/01/16 (b)	260,000	277,580

Diversified Financial Services—0.8%
American Express Co. 5.500%, 09/12/16	2,170,000	2,178,604
Bank of America Corp. 5.375%, 06/15/14 (b)	1,230,000	1,235,294
Cadbury Schweppes U.S. Finance (144A) 5.125%, 10/01/13	2,185,000	2,118,242
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,345,778
Citigroup, Inc. 5.000%, 09/15/14	1,192,000	1,161,337
Duke Capital, LLC 8.000%, 10/01/19	753,000	874,873
General Electric Capital Corp. 5.450%, 01/15/13 (b)	572,000	578,985
6.750%, 03/15/32	424,000	484,649
8.500%, 07/24/08	553,000	582,886
8.750%, 05/21/07	313,000	319,550
HBOS Capital Funding, L.P. (144A) 6.071%, 06/30/49 (c)	550,000	558,001
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	781,010
TCI Communications Financing III 9.650%, 03/31/27	3,627,000	3,851,943

		16,071,152

Security Description	Face Amount	Value

Diversified Telecommunication Services—0.3%
BellSouth Corp. 6.550%, 06/15/34	$1,212,000	$1,214,006
SBC Communications, Inc. 6.150%, 09/15/34	612,000	592,485
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	713,001
Telefonica Europe 7.750%, 09/15/10 (b)	650,000	701,733
Verizon New York, Inc. 6.875%, 04/01/12 (b)	3,102,000	3,234,880

		6,456,105

Electric Utilities—0.6%
Entergy Louisiana, LLC 8.090%, 01/02/17	712,313	734,544
Exelon Generation Co., LLC 6.950%, 06/15/11	1,499,000	1,589,073
FirstEnergy Corp. 6.450%, 11/15/11 (b)	1,926,000	2,009,157
MidAmerican Energy Holdings Co. 3.500%, 05/15/08 (b)	694,000	674,693
5.875%, 10/01/12	768,000	782,018
MidAmerican Energy Holdings Co. (144A) 6.125%, 04/01/36	602,000	608,503
Northeast Utilities 8.580%, 12/01/06	104,880	105,013
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,325,000	1,435,908
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	103,714
Progress Energy, Inc. 7.100%, 03/01/11 (b)	1,893,000	2,029,184
PSE&G Power, LLC 5.500%, 12/01/15	727,000	711,458
6.950%, 06/01/12	560,000	593,977
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	769,894	753,026
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	49,731
Virginia Electric & Power Co. 5.375%, 02/01/07	45,000	44,965

		12,224,964

Energy Equipment & Services—0.2%
Halliburton Co. 5.500%, 10/15/10	1,447,000	1,455,788
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	412,000	391,618
6.750%, 03/15/11	1,202,000	1,252,349
7.125%, 03/15/12	150,000	159,014
7.750%, 03/15/32	625,000	713,000

		3,971,769

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—14.4%
Arab Republic of Egypt 4.450%, 09/15/15	$403,000	$388,847
Federal Home Loan Bank 3.900%, 02/25/08	1,025,000	1,009,463
4.500%, 05/01/18	526,870	509,043
4.500%, 08/01/18	826,276	798,318
4.500%, 11/01/18	786,767	760,146
4.500%, 01/01/19	1,421,685	1,373,581
4.500%, 02/01/20	1,334,587	1,287,603
5.000%, 06/01/18	54,140	53,338
5.000%, 12/01/18	123,665	121,833
5.000%, 02/01/19	919,961	904,966
5.000%, 05/01/19	705,102	694,259
5.000%, 06/01/19	385,663	379,377
5.000%, 03/01/34	493,377	475,439
5.000%, 04/01/34	513,794	495,114
5.000%, 07/01/35	1,708,587	1,644,159
5.000%, 08/01/35	954,518	918,524
5.000%, 09/01/35	939,971	904,526
5.000%, 10/01/35	2,332,714	2,244,750
5.500%, 01/01/19	164,726	164,841
5.500%, 04/01/19	81,081	81,211
5.500%, 06/01/19	68,678	68,726
5.500%, 07/01/19	253,888	254,065
5.500%, 12/01/19	97,652	97,721
5.500%, 12/01/20	151,858	151,831
5.500%, 08/01/25	1,030,262	1,024,260
5.500%, 09/01/25	917,246	911,903
5.500%, 12/01/33	2,324,576	2,299,045
5.500%, 01/01/34	2,292,230	2,267,055
5.500%, 04/01/34	342,877	338,809
5.500%, 10/01/34	207,292	204,832
5.500%, 11/01/34	294,761	291,264
5.500%, 12/01/34	414,666	409,747
5.500%, 10/01/35	832,104	821,015
6.000%, 04/01/16	159,925	162,237
6.000%, 04/01/17	267,184	271,036
6.000%, 07/01/17	150,393	152,561
6.000%, 10/01/17	199,208	202,080
6.000%, 08/01/19	1,124,164	1,139,966
6.000%, 09/01/19	344,954	349,803
6.000%, 11/01/19	188,854	191,619
6.000%, 05/01/21	590,901	599,230
6.000%, 02/01/23	1,054,650	1,069,747
6.000%, 12/01/25	466,556	472,031
6.000%, 02/01/26	493,956	499,753
6.000%, 04/01/34	306,855	308,928
6.000%, 07/01/34	882,056	888,016
6.000%, 08/01/34	5,028,538	5,062,506
6.000%, 09/01/34	96,988	97,644
6.000%, 03/01/36	755,921	759,880
6.500%, 05/01/34	222,710	227,089
6.500%, 06/01/34	308,301	314,362
6.500%, 08/01/34	986,656	1,006,058
6.500%, 10/01/34	1,048,481	1,072,046

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 3.750%, 11/15/06	$3,082,000	$3,076,052
4.125%, 11/18/09	3,100,000	3,027,060
4.125%, 07/12/10 (b)	787,000	765,805
4.500%, 08/01/19	78,487	75,724
4.500%, 04/01/35	1,455,030	1,361,754
5.000%, 12/01/17	38,788	38,232
5.000%, 05/01/18	365,001	359,715
5.000%, 09/01/33	3,462,843	3,341,647
5.000%, 11/01/33	1,703,068	1,643,462
5.000%, 05/01/35	630,403	606,631
5.000%, 08/01/35	678,266	652,690
5.000%, 10/01/35	2,870,506	2,762,262
5.500%, 08/01/19	82,651	82,709
5.500%, 02/01/20	36,626	36,619
5.500%, 06/01/25	1,525,497	1,516,133
5.500%, 07/01/25	670,875	666,757
5.500%, 05/01/33	3,290,959	3,254,816
5.500%, 05/01/35	170,850	168,573
5.500%, 07/01/35	1,303,783	1,286,408
5.500%, 09/01/35	524,725	517,732
6.000%, 07/01/35	473,528	476,129
6.000%, 08/01/35	587,718	590,946
6.500%, 11/01/34	472,974	482,274
Federal National Mortgage Association 3.000%, 03/02/07	2,118,000	2,098,021
4.010%, 08/01/13	152,632	143,428
4.019%, 08/01/13 (c)	755,030	710,308
4.500%, 04/01/18	666,018	644,576
4.500%, 06/01/18	1,411,493	1,366,051
4.500%, 07/01/18	1,856,711	1,796,935
4.500%, 03/01/19	936,752	905,077
4.500%, 06/01/19	3,220,651	3,111,748
4.500%, 04/01/20	775,168	748,956
4.500%, 05/01/20	313,147	302,242
4.500%, 07/01/20	408,843	395,018
4.500%, 02/01/35	558,503	522,956
4.500%, 03/01/35	2,242,934	2,096,255
4.518%, 05/01/14 (c)	1,334,924	1,285,274
4.620%, 04/01/13 (c)	112,722	109,695
4.630%, 04/01/14	378,129	365,566
4.760%, 10/01/15	177,761	170,095
4.845%, 06/01/13	95,261	93,425
4.847%, 08/01/14 (c)	807,382	791,836
4.880%, 03/01/20	503,146	496,154
4.925%, 04/01/15 (c)	2,393,090	2,354,818
4.940%, 08/01/15	50,000	48,764
4.980%, 09/01/15	59,243	58,432
5.000%, 11/01/17	1,022,689	1,008,384
5.000%, 02/01/18	3,855,292	3,801,342
5.000%, 11/01/18	80,824	79,641
5.000%, 12/01/18	2,482,157	2,445,825
5.000%, 06/01/19	1,833,089	1,803,770
5.000%, 07/01/19	1,554,529	1,529,666
5.000%, 09/01/19	1,052,089	1,035,262
5.000%, 11/01/19	269,116	264,812

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 12/01/19	$79,552	$78,280
5.000%, 01/01/20	94,802	93,182
5.000%, 03/01/20	386,408	379,806
5.000%, 05/01/20	665,368	654,000
5.000%, 07/01/20	2,005,197	1,970,937
5.000%, 08/01/20	454,114	446,355
5.000%, 11/01/33	518,539	500,020
5.000%, 03/01/34	1,658,147	1,598,307
5.000%, 04/01/34	513,665	494,598
5.000%, 05/01/34	540,322	520,265
5.000%, 06/01/34	513,642	494,575
5.000%, 08/01/34	572,308	551,063
5.000%, 09/01/34	2,009,238	1,934,654
5.000%, 11/01/34	334,739	322,313
5.000%, 12/01/34	243,889	234,836
5.000%, 06/01/35	1,039,838	999,962
5.000%, 07/01/35	8,160,848	7,846,929
5.000%, 08/01/35	1,304,661	1,254,454
5.250%, 04/15/07 (b)	1,866,000	1,865,472
5.369%, 02/01/13 (c)	393,029	393,275
5.471%, 11/01/15 (c)	467,439	477,058
5.500%, 11/01/17	1,621,409	1,625,009
5.500%, 12/01/17	278,212	278,830
5.500%, 01/01/18	938,437	940,520
5.500%, 02/01/18	894,301	895,850
5.500%, 12/01/18	361,041	361,667
5.500%, 06/01/19	1,485,025	1,486,240
5.500%, 07/01/19	2,040,538	2,042,206
5.500%, 08/01/19	509,035	509,451
5.500%, 09/01/19	1,251,171	1,252,194
5.500%, 11/01/19	260,628	260,842
5.500%, 12/01/19	254,478	254,686
5.500%, 01/01/21	662,534	662,471
5.500%, 03/01/21	1,052,860	1,052,383
5.500%, 05/01/25	895,775	889,395
5.500%, 06/01/25	606,118	601,801
5.500%, 02/01/33	898,673	887,870
5.500%, 04/01/33	300,859	297,242
5.500%, 05/01/33	67,639	66,826
5.500%, 06/01/33	5,373,184	5,308,592
5.500%, 07/01/33	3,245,758	3,206,740
5.500%, 11/01/33	1,955,111	1,931,609
5.500%, 12/01/33	400,201	395,390
5.500%, 01/01/34	1,464,591	1,446,986
5.500%, 02/01/34	2,125,216	2,099,261
5.500%, 03/01/34	248,484	245,391
5.500%, 04/01/34	733,390	723,990
5.500%, 05/01/34	2,954,317	2,916,197
5.500%, 06/01/34	3,917,876	3,867,325
5.500%, 07/01/34	3,362,927	3,319,537
5.500%, 08/01/34	1,423,796	1,405,426
5.500%, 09/01/34	7,840,743	7,739,577
5.500%, 10/01/34	5,912,787	5,836,496
5.500%, 11/01/34	10,488,230	10,352,904
5.500%, 12/01/34	5,305,575	5,237,120

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 01/01/35	$6,850,714	$6,762,320
5.500%, 02/01/35	2,507,648	2,473,290
5.500%, 03/01/35	3,868,522	3,813,159
Federal National Mortgage Association 5.500%, 04/01/35	2,454,419	2,419,293
5.500%, 05/01/35	136,283	134,333
5.500%, 07/01/35	1,152,552	1,136,058
5.500%, 08/01/35	2,757,782	2,718,316
5.500%, 09/01/35 (c)	1,889,931	1,862,884
5.500%, 09/01/35	989,149	975,025
5.500%, 10/01/35	322,879	318,284
5.500%, 04/01/36	1,366,031	1,346,481
5.722%, 02/01/09	1,400,000	1,406,508
6.000%, 05/15/08 (b)	4,179,000	4,243,286
6.000%, 05/15/11 (b)	1,473,000	1,538,778
6.000%, 07/01/16	619,525	629,218
6.000%, 01/01/17	693,759	704,564
6.000%, 02/01/17 (c)	656,302	666,570
6.000%, 07/01/17	1,034,863	1,051,054
6.000%, 08/01/17	108,566	110,257
6.000%, 09/01/17	508,923	516,849
6.000%, 03/01/18	89,758	91,155
6.000%, 11/01/18	554,835	563,515
6.000%, 01/01/21	710,470	721,371
6.000%, 02/01/21	892,322	906,015
6.000%, 05/01/21	1,119,058	1,136,230
6.000%, 01/01/23	115,986	117,565
6.000%, 11/01/25	799,196	808,072
6.000%, 02/01/32	1,892,898	1,908,686
6.000%, 03/01/34	177,143	178,508
6.000%, 04/01/34	2,511,149	2,527,009
6.000%, 05/01/34	220,565	221,921
6.000%, 06/01/34	2,761,358	2,778,330
6.000%, 07/01/34	3,011,591	3,030,101
6.000%, 08/01/34	7,160,933	7,204,944
6.000%, 10/01/34	177,592	178,684
6.000%, 11/01/34	367,590	369,850
6.000%, 12/01/34	178,506	179,603
6.000%, 04/01/35	77,591	77,969
6.000%, 10/01/35	739,528	743,126
6.000%, 12/01/35	1,140,777	1,146,329
6.000%, 02/01/36	2,546,155	2,558,391
6.000%, 04/01/36	1,896,613	1,905,361
6.000%, 07/01/36	1,370,336	1,376,656
6.330%, 03/01/11 (c)	179,737	185,787
6.500%, 05/01/08	631,125	636,311
6.500%, 06/01/31	512,729	524,242
6.500%, 07/01/31	244,545	250,036
6.500%, 08/01/31	150,867	154,255
6.500%, 09/01/31	713,606	729,630
6.500%, 02/01/32	573,632	586,512
6.500%, 05/01/32	227,467	232,486
6.500%, 07/01/32	1,165,626	1,191,669
6.500%, 08/01/32	1,021,392	1,043,929
6.500%, 01/01/33	469,724	480,089

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 04/01/34	$895,490	$913,695
6.500%, 06/01/34	259,431	264,464
6.500%, 08/01/34	378,658	386,005
6.500%, 03/01/36	1,065,253	1,084,813
6.500%, 04/01/36	582,265	592,957
6.500%, 05/01/36	722,402	735,667
6.625%, 09/15/09 (b)	3,886,000	4,066,831
7.500%, 10/01/29	113,910	118,222
7.500%, 02/01/30	79,740	82,784
7.500%, 11/01/31	312,325	323,141
7.500%, 02/01/32	83,206	86,087

		272,627,410

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,711,429

Food Products—0.0%
General Mills, Inc. 6.000%, 02/15/12	23,000	23,685

Foreign Government—0.1%
State of Israel 4.625%, 06/15/13	95,000	90,271
United Mexican States 5.625%, 01/15/17	908,000	897,104
6.375%, 01/16/13	1,018,000	1,070,427
6.625%, 03/03/15	90,000	95,625
United Mexican States 7.500%, 04/08/33	527,000	607,895

		2,761,322

Government Agency—1.2%
Financing Corp. 9.650%, 11/02/18	430,000	604,660
Government National Mortgage Association 4.500%, 07/20/33	163,197	152,683
4.500%, 09/15/33	651,433	616,586
4.500%, 09/20/33	84,615	79,164
4.500%, 12/20/34	83,887	78,388
4.500%, 03/20/35	428,679	400,325
5.000%, 07/20/33	333,147	322,850
5.000%, 03/15/34	326,282	317,269
5.000%, 06/15/34	525,510	510,993
5.000%, 12/15/34	322,713	313,798
5.000%, 06/15/35	104,133	101,193
5.500%, 11/15/32	962,224	956,772
5.500%, 08/15/33	4,548,184	4,522,266
5.500%, 09/15/34	1,284,608	1,277,088
5.500%, 02/15/35	107,778	107,069
5.500%, 10/15/35	669,508	665,106
6.000%, 12/15/28	245,282	248,961
6.000%, 12/15/31	263,624	267,238

Security Description	Face Amount	Value

Government Agency—(Continued)
6.000%, 03/15/32	$11,582	$11,743
6.000%, 10/15/32	984,899	998,532
6.000%, 01/15/33	228,647	231,714
6.000%, 02/15/33	10,450	10,590
6.000%, 04/15/33	1,045,185	1,059,206
6.000%, 08/15/33	11,012	11,159
6.000%, 07/15/34	865,753	877,450
6.000%, 09/15/34	576,824	584,617
6.000%, 02/20/35	656,639	663,264
6.000%, 04/20/35	363,667	367,337
6.500%, 11/20/35	581,036	594,541
6.500%, 02/20/36	384,010	392,920
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,751,847	1,673,619
4.770%, 04/01/24	97,026	94,727
4.950%, 03/01/25	551,457	544,818
4.990%, 09/01/24 (c)	296,411	292,398
5.090%, 10/01/25 (c)	654,218	647,476
5.110%, 08/01/25 (c)	719,578	713,063
5.180%, 05/01/24 (c)	158,586	158,292
5.390%, 12/01/25 (c)	931,932	937,525
5.520%, 06/01/24 (c)	505,135	511,681
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	104,368

		22,700,599

Health Care Equipment & Supplies—0.2%
Baxter International, Inc. 5.900%, 09/01/16	1,496,000	1,536,431
Cardinal Health, Inc. 5.850%, 12/15/17	1,873,000	1,869,767

		3,406,198

Health Care Providers & Services—0.1%
HCA, Inc. 6.950%, 05/01/12	1,142,000	1,000,678
8.750%, 09/01/10	294,000	296,940

		1,297,618

Hotels, Restaurants & Leisure—0.1%
Marriot International, Inc. 6.200%, 06/15/16	1,742,000	1,773,549

Independent Power Producers & Energy Traders—0.1%
TXU Energy Co. 7.000%, 03/15/13	1,297,000	1,361,705

Insurance—0.4%
American International Group, Inc. 4.250%, 05/15/13	2,154,000	2,022,636
5.050%, 10/01/15	1,400,000	1,364,395
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	109,643

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—(Continued)
Fund American Cos., Inc. 5.875%, 05/15/13	$735,000	$726,491
SunAmerica Institutional Funding 5.750%, 02/16/09	816,000	826,075
The Allstate Corp. 5.550%, 05/09/35 (b)	1,326,000	1,251,333
The St. Paul Travelers Cos., Inc. 5.500%, 12/01/15	938,000	925,860
5.750%, 03/15/07	85,000	85,161

		7,311,594

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,361,343

Media—0.4%
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	1,133,462
Cox Communications, Inc. 4.625%, 06/01/13 (b)	1,473,000	1,369,159
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	207,768
News America Holdings, Inc. 6.200%, 12/15/34	438,000	418,346
8.500%, 02/23/25	722,000	851,338
The Walt Disney Co. 6.375%, 03/01/12 (b)	1,670,000	1,754,036
5.625%, 09/15/16	1,281,000	1,290,150

		7,024,259

Multi-Utilities—0.1%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13 (b)	693,000	771,331
Dominion Resources, Inc. 5.150%, 07/15/15 (b)	1,506,000	1,446,953
Pacific Gas & Electric Co. 4.800%, 03/01/14	397,000	382,055

		2,600,339

Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp. 5.950%, 09/15/16	780,000	789,319
Ocean Energy, Inc. 7.250%, 10/01/11	2,215,000	2,380,208
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16	970,000	974,666
Valero Energy Corp. 6.875%, 04/15/12 (b)	2,023,000	2,156,182
XTO Energy, inc. 5.650%, 04/01/16 (b)	1,830,000	1,815,426

		8,115,801

Security Description	Face Amount	Value

Paper & Forest Products—0.0%
MeadWestvaco Corp. 6.800%, 11/15/32	$607,000	$568,322
6.850%, 04/01/12	35,000	36,557

		604,879

Pharmaceuticals—0.2%
Allergan, Inc. (144A) 5.750%, 04/01/16	1,430,000	1,450,874
Wyeth 5.500%, 03/15/13 (c)	1,417,000	1,423,528

		2,874,402

Real Estate—0.7%
Boston Properties, Inc. (REIT) 5.000%, 06/01/15	200,000	190,823
EOP Operating, L.P. 6.763%, 06/15/07	175,000	176,473
6.800%, 01/15/09	2,386,000	2,457,606
8.100%, 08/01/10	1,000,000	1,085,878
HRPT Properties Trust (REIT) 6.250%, 08/15/16	1,379,000	1,419,878
Prologis (REIT) 5.750%, 04/01/16	1,743,000	1,747,373
Simon Property Group, L.P. (REIT) 5.100%, 06/15/15	602,000	579,858
6.375%, 11/15/07	1,152,000	1,161,954
Socgen Real Estate Co., LLC (144A) 7.640%, 12/29/49 (c)	1,555,000	1,588,414
Vornado Realty, L.P. (REIT) 4.750%, 12/01/10	530,000	514,567
5.625%, 06/15/07	2,454,000	2,451,617

		13,374,441

Road & Rail—0.1%
CSX Corp. 6.750%, 03/15/11	574,000	605,642
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	419,660
Union Pacific Corp. 6.125%, 01/15/12	400,000	414,189

		1,439,491

Specialty Retail—0.4%
CVS Corp. 5.750%, 08/15/11	760,000	769,893
Fortune Brands, Inc. 5.125%, 01/15/11 (b)	1,435,000	1,409,247
Home Depot, Inc. 5.400%, 03/01/16	1,892,000	1,879,515
Limited Brands, Inc. 5.250%, 11/01/14	1,727,000	1,636,507
May Department Stores Co. 5.750%, 07/15/14 (b)	1,400,000	1,377,849

		7,073,011

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 6.250%, 05/15/16	$1,648,000	$1,672,526

U.S. Treasury—11.6%
U.S. Treasury Bonds 4.500%, 02/15/36 (b)	5,612,000	5,377,435
5.375%, 02/15/31 (b)	12,741,000	13,761,274
6.250%, 08/15/23 (b)	3,748,000	4,351,488
7.875%, 02/15/21 (b)	350,000	459,949
8.000%, 11/15/21 (b)	434,000	580,610
8.875%, 02/15/19 (b)	281,000	387,956
9.875%, 11/15/15 (b)	1,615,000	2,236,712
10.375%, 11/15/12 (b)	1,221,000	1,293,019
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/14 (b)	7,681,483	7,534,751
U.S. Treasury Inflation Indexed Notes (TII) 4.250%, 01/15/10 (b)	6,304,133	6,667,604
U.S. Treasury Notes 3.000%, 11/15/07 (b)	3,677,000	3,602,313
3.125%, 04/15/09 (b)	3,370,000	3,249,944
3.250%, 08/15/07 (b)	3,344,000	3,295,408
3.500%, 11/15/06 (b)	315,000	314,459
3.875%, 02/15/13 (b)	1,294,000	1,242,897
4.000%, 06/15/09 (b)	203,000	199,828
4.000%, 11/15/12 (b)	3,625,000	3,511,153
4.125%, 05/15/15 (b)	2,461,000	2,374,961
4.250%, 11/15/13 (b)	5,704,000	5,579,447
4.250%, 08/15/15 (b)	4,077,000	3,965,996
4.375%, 05/15/07 (b) (c)	2,305,000	2,296,266
4.500%, 02/15/16 (b)	1,474,000	1,459,203
4.750%, 11/15/08 (b)	10,722,000	10,736,657
4.750%, 05/15/14 (b)	1,341,000	1,352,368
5.000%, 02/15/11 (b)	19,097,000	19,434,921
5.500%, 02/15/08	753,000	760,147
5.625%, 05/15/08 (b)	53,503,000	54,232,406
6.000%, 02/15/26 (b)	21,935,000	25,096,733
6.500%, 02/15/10 (b)	31,404,000	33,225,683
6.625%, 05/15/07 (b)	1,292,000	1,304,567

		219,886,155

Wireless Telecommunication Services—0.0%
Cingular Wireless, LLC (144A) 6.500%, 12/15/11	900,000	943,051

Yankee—1.1%
Barclays Bank, Plc. (144A) 6.860%, 09/29/49 (c)	1,325,000	1,417,812
Consumers International, Inc. 10.250%, 04/01/49 (d) (e) (f)	50,000	0
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (b) (c)	1,190,000	1,289,786
Diageo 5.500%, 04/01/13 (b)	1,710,000	1,712,266
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	379,069

Security Description	Face Amount	Value

Yankee—(Continued)
Hydro-Quebec 6.300%, 05/11/11 (b)	$1,600,000	$1,675,182
ING Groep NV 5.775%, 12/29/49 (b) (c)	2,310,000	2,279,457
LaFarge S.A. 6.500%, 07/15/16	688,000	710,883
Mizuho, Ltd. (144A) 6.686%, 03/31/49 (b) (c)	1,740,000	1,754,992
MUFG Capital Finance 6.346%, 07/29/49 (c)	1,211,000	1,220,822
Natexis AMBS Company, LLC (144A) 8.440%, 12/29/49 (c)	280,000	294,020
Nexen, Inc. 5.875%, 03/10/35	1,050,000	1,001,107
Norsk Hydro A/S 7.750%, 06/15/23	100,000	120,714
Pemex Project Funding Master Trust 8.625%, 02/01/22	280,000	336,280
9.125%, 10/13/10	125,000	139,938
Telecom Italia Capital S.A. 6.000%, 09/30/34	369,000	329,907
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	1,930,000	1,994,655
UFJ Finance Aruba AEC 6.750%, 07/15/13 (b)	1,320,000	1,412,677
WOORI Bank 6.125%, 05/03/16 (c)	2,120,000	2,162,328

		20,231,895

Total Fixed Income (Identified Cost $746,218,592)		737,163,661

Short Term Investments—1.9%

Commercial Paper—1.9%
Windmill Funding Corp. 5.350%, 10/02/06	35,177,000	35,171,772

Total Short Term Investments (Identified Cost $35,171,772)		35,171,772

Total Investments—99.3% (Identified Cost $1,760,413,425) (g)		1,880,262,853
Other assets less liabilities		13,559,734

Total Net Assets—100%		$1,893,822,587

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $251,961,886 and the collateral received consisted of cash in the amount of $256,338,037 and securities with a market value of $876,959.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

(f)	Non-Income Producing; Defaulted Bond.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,760,413,425 and the composition of unrealized appreciation and depreciation of investment securities was $161,363,756 and $(41,514,333), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $22,942,831, which is 1.2% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—105.6% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.3%
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	$100,000	$97,250
Northrop Grumman Corp. 4.079%, 11/16/06	3,900,000	3,893,542
7.125%, 02/15/11	1,000,000	1,070,758

		5,061,550

Asset Backed—16.3%
Ares VIII CLO, Ltd. (144A) 8.050%, 02/26/16 (a)	1,600,000	1,622,512
Bank of America Alternate Loan Trust 5.500%, 10/25/35	11,130,299	11,136,430
Bank One Credit Card Issuance Trust 5.440%, 12/15/10 (a)	9,175,000	9,190,206
BMW Vehicle Owner Trust 4.040%, 02/25/09 (a)	8,250,000	8,195,660
Capital Auto Receivables Asset 4.050%, 07/15/09 (a)	7,775,000	7,702,199
Capital One Mutli-Asset Execution Trust 5.510%, 09/15/11 (a)	1,000,000	1,003,685
Capital Transition Funding, LLC 5.010%, 01/15/10	3,170,695	3,159,240
Centex Home Equity Loan Trust 7.380%, 12/25/32 (a)	988,732	989,810
Chase Auto Owner Trust 5.340%, 07/15/10	12,000,000	12,049,567
Chase Credit Card Issuance Trust 5.320%, 07/15/11 (a)	11,380,000	11,382,953
Chase Funding Trust 5.833%, 04/25/32 (a)	2,410,581	2,415,861
Citibank Credit Card Issuance Trust 4.850%, 02/10/11	8,000,000	7,961,262
5.473%, 11/22/10 (a)	10,675,000	10,692,731
Credit Suisse First Boston 3.936%, 05/15/38 (a)	10,000,000	9,279,696
CWABS, Inc. 5.430%, 04/25/36 (c)	4,040,988	4,041,560
5.450%, 12/25/35 (a)	5,580,081	5,580,885
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	8,263,694	8,203,064
First USA Credit Card Master Trust 5.480%, 05/17/10 (a)	10,169,000	10,183,599
Ford Credit Auto Owner Trust 3.480%, 11/15/08	6,757,459	6,703,570
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (a)	7,124,107	7,079,309
4.300%, 08/15/09	10,665,000	10,553,539
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	342,861	341,949
Knollwood CDO, Ltd. (144A) 8.707%, 02/08/39 (a)	1,033,607	1,017,462
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	6,715,000	6,552,942
4.950%, 06/15/09	4,000,000	3,998,022
5.320%, 09/15/11 (a)	15,750,000	15,753,969
5.410%, 01/25/36 (a)	4,835,064	4,835,908
7.000%, 02/15/12	1,125,000	1,187,431

Security Description	Face Amount	Value

Asset Backed—(Continued)
Nissan Auto Receivables Owner Trust 5.160%, 02/15/10	$13,000,000	$13,000,174
Option One Mortgage Loan Trust 6.080%, 01/25/33 (a)	1,435,277	1,437,515
Residential Asset Securities Corp. 5.420%, 01/25/36 (a)	4,688,412	4,689,292
SLM Corp. 5.455%, 04/25/12 (a)	3,008,063	3,007,251
Structured Asset Investment Loan Trust 7.280%, 04/25/33 (a)	1,215,990	1,218,446
8.255%, 04/25/33 (a)	2,070,625	2,074,018
USAA Auto Owner Trust 3.160%, 02/17/09	2,515,298	2,492,705
4.630%, 05/15/12 (a)	7,875,000	7,793,447
Wachovia Auto Owner Trust 5.380%, 03/20/13	11,425,000	11,548,842
Washington Mutual Asset Securities Corp. (144A) 5.150%, 05/25/36	7,380,000	7,376,087
World Omni Auto Receivables Trust 5.150%, 11/15/10	15,550,000	15,584,016

		253,036,814

Automobiles—0.3%
DaimlerChrysler N.A. Holding Corp. 7.300%, 01/15/12	3,800,000	4,038,936

Capital Markets—2.0%
AIG SunAmerica (144A) 5.850%, 08/01/08	2,900,000	2,932,051
JPMorgan Chase & Co.
5.250%, 05/01/15 (d)	2,100,000	2,064,392
5.350%, 03/01/07	6,520,000	6,517,744
Lehman Brothers Holdings, Inc. 4.800%, 03/13/14	3,700,000	3,549,310
MassMutual Global Funding II (144A) 2.550%, 07/15/08	4,400,000	4,199,131
Morgan Stanley 5.050%, 01/21/11	6,800,000	6,738,276
5.625%, 01/09/12	5,030,000	5,095,174

		31,096,078

Chemicals—0.1%
Lyondell Chemical Co. 8.000%, 09/15/14	445,000	450,563
8.250%, 09/15/16	740,000	751,100

		1,201,663

Commercial Banks—3.8%
Atlantic Marine Corp. (144A) 5.343%, 12/01/50	150,000	142,740
Bank of America Corp. 5.470%, 03/24/09 (a)	8,225,000	8,230,766
Bank of New York 3.800%, 02/01/08	1,250,000	1,227,608

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
HSBC Bank, N.A. 3.870%, 06/07/07	$6,750,000	$6,682,142
5.875%, 11/01/34	2,300,000	2,285,788
Huntington National Bank 2.750%, 10/16/06	675,000	674,397
Nationwide Building Society 2.625%, 01/30/07	1,325,000	1,313,412
Nationwide Building Society (144A) 4.250%, 02/01/10	1,370,000	1,328,889
Rabobank Capital Funding Trust (144A) 5.254%, 12/29/49 (a)	1,000,000	965,234
RBS Capital Trust I 4.709%, 12/29/49 (a)	1,975,000	1,849,408
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15	2,300,000	2,244,657
Simon Debartolo Group, L.P. 6.875%, 11/15/06	4,150,000	4,155,378
U.S. Bank, N.A. 2.850%, 11/15/06	2,200,000	2,193,561
2.870%, 02/01/07	4,800,000	4,758,048
4.400%, 08/15/08	2,290,000	2,264,423
4.950%, 10/30/14 (d)	2,300,000	2,237,923
Wachovia Bank National Association 4.800%, 11/01/14	1,500,000	1,438,818
Wachovia Corp. 4.375%, 08/15/08	1,365,000	1,345,824
5.489%, 03/23/09 (a)	4,800,000	4,798,968
5.848%, 11/03/14 (a)	4,100,000	4,138,200
Wells Fargo & Co. 4.200%, 01/15/10	1,335,000	1,296,975
4.625%, 08/09/10	2,765,000	2,721,670
4.875%, 01/12/11	940,000	931,071

		59,225,900

Commercial Mortgage-Backed Securities—14.1%
Bank of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,072,125
4.870%, 12/10/42 (a)	8,450,000	8,157,147
6.186%, 06/11/35	5,530,000	5,770,936
7.333%, 10/15/09	6,315,000	6,659,838
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	4,805,837	4,727,587
7.080%, 06/15/09	2,075,000	2,160,907
Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	2,370,000	2,528,066
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,063,216
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	6,945,100
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	7,295,000	7,169,742
Credit Suisse First Boston Mortgage Securities Corp.
4.889%, 11/15/37 (a)	2,220,000	2,143,394

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	$6,671,772	$7,080,599
First United National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	10,111,435
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,056,100
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	27,650	27,661
GMAC Commercial Mortgage Services, Inc. 5.134%, 08/10/38 (a)	3,000,000	2,977,412
6.465%, 04/15/34	6,505,000	6,804,616
6.957%, 09/15/35	7,345,000	7,797,968
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	4,910,550	5,233,538
Harborview Mortgage Loan Trust 5.640%, 11/19/35 (a)	5,427,704	5,442,855
Irwin Land, LLC 5.400%, 12/15/47	1,650,000	1,554,284
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	8,600,000	8,321,931
4.996%, 08/15/42 (a)	2,300,000	2,237,450
JPMorgan Commercial Mortgage Finance Corp.
4.999%, 10/15/42 (a)	2,580,000	2,506,923
5.857%, 10/12/35	5,710,000	5,862,114
6.507%, 10/15/35	4,556,224	4,639,205
7.239%, 09/15/29	2,300,000	2,329,184
LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29 (a)	3,637,347	3,554,290
4.071%, 09/15/26	4,460,013	4,351,380
4.559%, 07/17/12 (a)	4,075,000	3,980,260
4.806%, 02/15/40 (a)	3,600,000	3,459,466
5.642%, 12/15/25	6,035,342	6,091,339
7.950%, 05/15/25 (a)	5,480,000	5,919,869
Lehman Brothers Commercial Conduit Mortgage Trust
6.480%, 02/18/30	13,303,860	13,413,268
Morgan Stanley Capital I, Inc. (144A) 7.220%, 05/15/07	11,041	11,020
Morgan Stanley Capital, Inc. 6.210%, 11/15/31	1,402,187	1,422,297
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	4,595,798	4,648,809
NationsLink Funding Corp. 6.476%, 08/20/30	1,334,414	1,354,807
6.795%, 08/20/30	1,325,000	1,358,000
Nomura Asset Securities Corp. 6.590%, 03/15/30	4,825,000	4,905,957
Salomon Brothers Commercial Mortgage Trust 6.592%, 12/18/33	5,750,000	6,007,503
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	5,860,000	6,170,443
UBS Westfield Trust (144A) 6.155%, 07/14/16	2,684,297	2,751,539

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41 (a)	$3,149,109	$3,072,061
4.935%, 04/15/42	4,950,000	4,809,905
Washington Mutual, Inc. 3.423%, 04/25/33 (a)	4,932,505	4,822,544
3.695%, 05/25/33 (a)	4,750,000	4,630,996
4.502%, 06/25/33 (a)	1,443,253	1,442,211

		219,559,297

Commercial Services & Supplies—0.0%
United Rentals, Inc. 6.500%, 02/15/12	125,000	120,625

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 6.800%, 10/01/16	255,000	253,725

Containers & Packaging—0.1%
Ball Corp. 6.875%, 12/15/12	815,000	821,113

Diversified Financial Services—5.0%
AES Ironwood, LLC 8.857%, 11/30/25	183,479	202,745
AES Red Oak, LLC 9.200%, 11/30/29	85,000	94,376
Allstate Financial Global Funding, LLC (144A) 5.250%, 02/01/07	1,500,000	1,499,328
American Real Estate Partners 7.125%, 02/15/13	125,000	124,375
8.125%, 06/01/12	225,000	230,625
Bank of America Corp. 5.375%, 06/15/14	3,100,000	3,113,342
Citigroup, Inc. 3.500%, 02/01/08	17,715,000	17,336,342
4.125%, 02/22/10	2,500,000	2,425,010
6.125%, 08/25/36	3,300,000	3,394,037
Credit Suisse USA, Inc. 3.875%, 01/15/09	3,600,000	3,503,232
6.125%, 11/15/11	1,600,000	1,659,422
Deutsche Telekom International Finance 8.250%, 06/15/30 (a)	2,335,000	2,852,646
Devon Financing Corp. 6.875%, 09/30/11	2,800,000	2,979,763
Ford Motor Credit Co. 5.700%, 01/15/10	600,000	554,308
General Electric Capital Corp. 3.125%, 11/09/06	4,850,000	4,839,039
4.125%, 09/01/09	4,480,000	4,369,931
5.000%, 11/15/11	16,940,000	16,807,241
GMAC, LLC 6.125%, 02/01/07 (d)	490,000	489,335
6.125%, 08/28/07 (d)	340,000	339,516
6.150%, 04/05/07 (d)	490,000	489,441
HBOS, Plc. (144A) 3.500%, 11/30/07	1,850,000	1,814,349

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Household Finance Corp. 6.400%, 06/17/08	$3,010,000	$3,066,925
Sprint Capital Corp. 6.125%, 11/15/08	3,900,000	3,957,127
8.375%, 03/15/12	200,000	224,157
8.750%, 03/15/32	195,000	237,802
Wind Acquisition Finance, Inc. 10.750%, 12/01/15	475,000	524,281

		77,128,695

Diversified Telecommunication Services—1.6%
AT&T Broadband Corp. 8.375%, 03/15/13	1,330,000	1,517,112
Cincinnati Bell, Inc. 7.250%, 07/15/13 (d)	80,000	81,800
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	495,000	520,369
Qwest Corp. 8.640%, 06/15/13 (a)	415,000	444,050
SBC Communications, Inc. 6.450%, 06/15/34	2,100,000	2,108,938
SBC Communications, Inc. (144A) 4.214%, 06/05/21 (a)	3,900,000	3,867,708
Telecom Italia Capital, S.A. 5.250%, 11/15/13	850,000	804,848
4.000%, 01/15/10	2,000,000	1,895,020
5.250%, 10/01/15	1,100,000	1,019,267
7.200%, 07/18/36	1,400,000	1,438,913
Telefonica Emisiones, S.A. 7.045%, 06/20/36	2,450,000	2,585,551
Vodafone Group, Plc. 5.427%, 06/29/07 (a)	6,615,000	6,614,504
Windstream Corp. (144A) 8.125%, 08/01/13	1,030,000	1,093,088
8.625%, 08/01/16	715,000	765,050

		24,756,218

Electric Utilities—0.4%
Dominion Resources, Inc. 7.195%, 09/15/14	875,000	952,794
8.125%, 06/15/10	1,900,000	2,067,949
Elwood Energy, LLC 8.159%, 07/05/26	234,056	246,372
Florida Power & Light Co. 5.625%, 04/01/34	475,000	469,041
Peco Energy Co. 4.750%, 10/01/12	947,000	916,357
PSEG Energy Holdings, LLC 8.625%, 02/15/08	2,000,000	2,075,000
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	682	668

		6,728,181

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Electronic Equipment & Instruments—0.0%
Loral Corp. 7.000%, 09/15/23	$515,000	$581,070

Energy Equipment & Services—0.2%
Colorado Interstate Gas Co. 6.800%, 11/15/15	145,000	146,130
Consolidated Natural Gas Co. 5.000%, 12/01/14	1,000,000	949,565
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	950,529
Northwest Pipeline Corp. 8.125%, 03/01/10	340,000	353,600
Targa Resources, Inc. (144A) 8.500%, 11/01/13	10,000	9,975
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	155,000	171,469

		2,581,268

Federal Agencies—40.8%
Federal Home Loan Bank 4.500%, 05/01/18	8,157,968	7,885,605
4.500%, 03/01/19	125,749	121,322
4.500%, 05/01/19	2,246,803	2,169,564
4.500%, 07/01/19	1,651,550	1,593,407
4.500%, 12/01/19	2,289,192	2,208,600
5.000%, 12/01/18	2,037,347	2,007,201
5.432%, 05/01/36 (a)	7,973,534	8,003,211
5.500%, 07/01/33	5,577,539	5,519,810
Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	10,775,000	10,459,433
4.500%, 08/01/20	4,901,348	4,728,794
4.767%, 03/01/35 (a)	13,399,891	13,173,353
5.000%, 03/15/18	4,200,000	4,096,983
5.000%, TBA	47,000,000	46,142,210
5.500%, 06/25/28	3,124,247	3,128,287
5.500%, 03/15/34	8,014,412	8,037,371
5.500%, 05/15/34	6,961,326	6,980,739
6.000%, 03/25/27	10,008,306	10,104,401
6.000%, TBA	4,300,000	4,321,500
9.000%, 12/01/09	28,860	29,404
Federal National Mortgage Association 4.000%, 01/26/09 (d)	14,975,000	14,666,096
4.000%, 05/01/19	4,285,466	4,055,787
4.000%, 06/01/19	6,197,655	5,865,493
4.500%, 10/01/18	1,884,339	1,823,674
4.500%, 02/01/35	1,270,237	1,187,169
4.500%, 03/01/35	808,960	756,057
4.500%, 09/01/35	1,139,207	1,064,708
4.500%, TBA	21,000,000	20,013,440
5.000%, 01/01/18	1,518,866	1,497,621
5.000%, 06/01/18	2,391,041	2,356,042
5.000%, 01/01/21	12,277,529	12,097,819
5.000%, 06/01/23	2,705,767	2,632,232
5.000%, 01/01/26 (a)	9,610,405	9,469,733
5.000%, 11/01/33	11,562,391	11,149,469

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 04/25/35	$3,400,000	$3,367,915
5.000%, 07/01/35	452,012	434,617
5.000%, 08/01/35	13,180,653	3,212,784
5.000%, 12/01/35	4,187,502	4,026,354
5.000%, TBA	38,000,000	36,515,627
5.125%, 01/02/14 (d)	7,600,000	7,578,918
5.250%, 08/01/12	3,100,000	3,116,204
5.500%, 04/01/17	135,696	135,997
5.500%, 05/01/19	38,249,511	38,334,451
5.500%, 08/01/19	20,020	20,037
5.500%, 03/01/20	708,867	708,801
5.500%, 05/01/20	137,851	137,838
5.500%, 10/01/20	491,742	491,696
5.500%, 02/01/21	135,798	135,786
5.500%, 03/01/21	841,785	841,405
5.500%, 01/01/24	1,546,505	1,539,090
5.500%, 09/25/24	12,586,329	12,580,875
5.500%, 02/15/27	12,754,455	12,781,576
5.500%, 05/25/27	2,678,046	2,680,393
5.500%, 04/25/30	5,099,731	5,112,148
5.500%, 04/01/33	3,443,318	3,401,925
5.500%, 11/01/33	3,382,564	3,341,902
5.500%, 02/01/34	10,998,529	10,866,314
5.500%, 04/01/34	1,029,305	1,016,932
5.500%, 05/25/34	5,193,680	5,199,499
5.500%, 11/01/34	5,286,278	5,218,071
5.500%, 02/01/35	17,479,893	17,280,788
5.500%, 06/01/35	3,280,611	3,233,662
5.500%, 07/25/35	4,178,730	4,190,275
5.500%, 08/01/35	5,492,860	5,414,252
5.500%, 11/01/35	11,912,341	4,562,395
5.500%, 01/25/36	11,038,318	2,737,542
5.500%, 06/01/36	235,744	232,264
5.500%, TBA	62,400,000	62,361,000
6.000%, 04/01/16	942,210	957,553
6.000%, 02/25/27	12,260,495	12,372,416
6.000%, 02/01/34	3,706,842	3,732,080
6.000%, 08/01/34	3,113,098	3,134,293
6.000%, 04/01/35	18,668,418	18,806,139
6.000%, 01/01/36 (a)	23,962,712	24,334,081
6.500%, 07/01/14	256,138	261,896
6.500%, 04/01/17	3,625,822	3,706,727
6.500%, 11/01/27	257,511	263,834
6.500%, 12/01/29 (a)	1,600,239	1,639,531
6.500%, 03/01/36	999,901	1,018,069
6.500%, 08/01/36	2,999,999	3,055,085
6.500%, 09/01/36	6,000,000	6,110,172
6.500%, TBA	41,000,000	41,743,125
7.750%, 03/01/08	9,606	9,640
7.750%, 04/01/08	763	765
8.250%, 07/01/08	25,404	25,520
8.500%, 02/01/09	35,394	35,984
8.500%, 09/01/09	4,553	4,610
9.000%, 04/01/16	6,795	7,038

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 5.000%, 10/20/33	$9,693,889	$9,394,277
5.500%, 04/15/33	502,622	499,758
6.000%, 09/20/33	1,577,303	1,595,025
6.000%, 10/20/33	2,573,873	2,611,720
6.000%, 11/20/33	3,545,901	3,585,742
6.500%, 07/15/28	142,539	146,627
6.500%, 05/15/29	280,529	288,574
6.500%, 12/15/29	5,517	5,675
6.500%, 07/15/32	101,348	104,088
6.500%, 02/15/33	650,234	667,680
6.500%, 04/15/33	614,964	631,464
6.500%, 09/15/34	35,111	36,048
6.500%, 07/15/35	791,583	811,960
7.500%, 05/15/07	875	878
7.500%, 12/15/14	399,521	416,937
8.000%, 11/15/29	48,144	51,064
8.500%, 01/15/17	12,239	13,081
8.500%, 02/15/17	12,751	13,628
8.500%, 03/15/17	23,906	25,550
8.500%, 05/15/17	17,323	18,514
8.500%, 10/15/21	2,234	2,402
8.500%, 11/15/21	4,481	4,818
8.500%, 05/15/22	4,223	4,548
9.000%, 10/15/16	8,728	9,336

		634,313,820

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,171,389

Foreign Government—1.4%
Government of France Zero Coupon, 10/05/06 (EUR)	11,079,000	14,051,868
State of Israel 5.500%, 12/04/23	4,725,000	4,919,287
United Mexican States 6.625%, 03/03/15	475,000	504,688
6.750%, 09/27/34 (d)	600,000	636,900
7.500%, 04/08/33	710,000	818,985
8.300%, 08/15/31	1,215,000	1,515,105
11.500%, 05/15/26	75,000	118,763

		22,565,596

Health Care Providers & Services—0.2%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	598,163
WellPoint, Inc. 5.850%, 01/15/36	840,000	814,750
5.950%, 12/15/34	1,750,000	1,716,995

		3,129,908

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—0.0%
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	$195,000	$190,613
Travelport, Inc. (144A) 9.875%, 09/01/14	600,000	579,000

		769,613

Household Durables—0.2%
Beazer Homes USA, Inc. 8.375%, 04/15/12	235,000	233,825
D.R. Horton, Inc. 6.125%, 01/15/14	1,495,000	1,458,831
8.500%, 04/15/12	750,000	785,927

		2,478,583

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	273,281
Reliant Energy, Inc. 6.750%, 12/15/14	260,000	247,325
TXU Corp. 4.800%, 11/15/09	3,400,000	3,313,892

		3,834,498

Industrial Conglomerates—0.1%
Tyco International Group, Ltd. 6.375%, 10/15/11	925,000	969,669

Insurance—0.4%
Berkshire Hathaway Finance Corp. 4.125%, 01/15/10	3,170,000	3,079,750
4.750%, 05/15/12 (d)	2,100,000	2,054,264
5.476%, 05/16/08 (a) (d)	1,000,000	1,001,236

		6,135,250

Machinery—0.1%
Briggs & Stratton Corp. 8.875%, 03/15/11	1,100,000	1,210,050

Media—1.7%
AOL Time Warner, Inc. 6.150%, 05/01/07	10,000,000	10,039,190
BSkyB Finance, Plc. (144A) 6.500%, 10/15/35	175,000	171,286
Comcast Cable Communications, Inc. 8.500%, 05/01/27	2,400,000	2,947,762
Comcast Corp. 6.500%, 01/15/17	1,200,000	1,252,609
7.050%, 03/15/33	1,775,000	1,900,721
COX Communications, Inc. 7.125%, 10/01/12	4,600,000	4,902,335
EchoStar DBS Corp. 5.750%, 10/01/08	1,375,000	1,362,969
6.375%, 10/01/11	105,000	102,244

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	$105,000	$101,456
News America Holdings, Inc. 6.200%, 12/15/34	1,500,000	1,432,691
PanAmSat Corp. (144A) 9.000%, 06/15/16	365,000	375,950
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	681,375
Time Warner, Inc. 6.950%, 01/15/28	565,000	582,377
7.700%, 05/01/32	1,010,000	1,127,905

		26,980,870

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	235,000	264,669

Multiline Retail—0.1%
Federated Department Stores, Inc. 6.790%, 07/15/27	270,000	271,761
The May Department Stores Co. 6.650%, 07/15/24	220,000	220,198
6.700%, 07/15/34	165,000	164,154
7.875%, 03/01/30	235,000	265,562
8.500%, 06/01/19	400,000	471,300

		1,392,975

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,493,500

Oil, Gas & Consumable Fuels—0.2%
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,996,376
Chesapeake Energy Corp. 6.250%, 01/15/18	55,000	51,013
6.375%, 06/15/15	150,000	143,250
6.875%, 11/15/20	150,000	141,750
Enterprise Products Partners, L.P. 4.950%, 06/01/10	25,000	24,454
KCS Energy, Inc. 7.125%, 04/01/12	105,000	100,800
Newfield Exploration Co. 6.625%, 09/01/14	590,000	577,463
6.625%, 04/15/16	555,000	539,738

		3,574,844

Pharmaceuticals—0.4%
Wyeth 5.500%, 02/01/14	6,000,000	6,011,364

Real Estate—0.6%
AvalonBay Communities, Inc. (REIT) 4.950%, 03/15/13	400,000	387,486

Security Description	Face Amount	Value

Real Estate—(Continued)
Belvoir Land LLC (144A) 5.270%, 12/15/47	$900,000	$834,048
ProLogis (REIT) 5.500%, 04/01/12	1,060,000	1,057,719
Rouse Co., L.P. 5.375%, 11/26/13	2,505,000	2,315,662
Rouse Co., L.P. (144A) 6.750%, 05/01/13	2,525,000	2,523,364
Simon Property Group, L.P. (REIT) 4.600%, 06/15/10	1,000,000	975,838
5.100%, 06/15/15	1,000,000	963,219

		9,057,336

Software—0.1%
Oracle Corp. 5.250%, 01/15/16	940,000	925,024

U.S. Treasury—12.0%
U.S. Treasury Bonds 4.500%, 02/15/36 (d)	885,000	848,010
U.S. Treasury Bonds Strips Zero Coupon, 11/15/21 (d)	5,875,000	2,821,610
Zero Coupon, 11/15/27 (d) (e)	45,135,000	16,337,516
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (d)	12,096,180	11,600,987
2.500%, 07/15/16 (d)	7,052,290	7,193,336
U.S. Treasury Notes 2.000%, 07/15/14	7,555,660	7,405,136
2.750%, 08/15/07 (d)	2,400,000	2,355,000
3.000%, 02/15/08 (d)	58,500,000	57,112,907
3.375%, 11/15/08 (d)	6,520,000	6,349,359
4.000%, 08/31/07 (d)	20,000,000	19,830,460
4.125%, 08/15/10 (d)	3,700,000	3,639,154
4.250%, 08/15/15 (d)	6,400,000	6,225,747
4.500%, 11/15/15 (d)	11,900,000	11,784,713
4.625%, 08/31/11 (d)	8,705,000	8,714,523
5.625%, 05/15/08 (d)	24,000,000	24,327,192

		186,545,650

Wireless Telecommunication Services—0.3%
America Movil S.A. de C.V. 6.375%, 03/01/35	325,000	310,604
Rogers Wireless Communications, Inc. 6.375%, 03/01/14	775,000	772,094
7.500%, 03/15/15	560,000	597,800
Vodafone Airtouch, Plc. 7.750%, 02/15/10	2,570,000	2,755,796

		4,436,294

Yankee—2.4%
ABN Amro Bank NV 5.464%, 05/11/07 (a)	4,930,000	4,932,746
Barclays Bank, Plc. 5.400%, 03/13/09 (a)	14,095,000	14,096,184

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Compton Pete Financial Corp. 7.625%, 12/01/13	$215,000	$207,475
DEPFA ACS Bank (144A) 4.250%, 08/16/10	3,250,000	3,165,981
Deutsche Bank AG 5.370%, 03/15/07 (a)	2,225,000	2,225,000
Landeskreditbank Baden 4.250%, 09/15/10	4,125,000	4,028,281
Tyco International Group, S.A. 6.125%, 11/01/08	5,100,000	5,174,501
Vodafone Group, Plc. 5.457%, 12/28/07 (a)	4,170,000	4,170,821

		38,000,989

Total Fixed Income (Identified Cost $1,572,106,016)		1,641,453,024

Warrants—0.0%
Security Description	Shares	Value

Communications Equipment—0.0%
Loral Orion Network Systems, Inc. (b) (f)	150	0

Total Warrants (Identified Cost $105)		0

Short Term Investments—5.2%
Security Description	Face Amount	Value

Discount Notes—5.2%
Federal Home Loan Bank 4.796%, 10/02/06	$80,700,000	80,690,137

Total Short Term Investments (Identified Cost $80,690,137)		80,690,137

Total Investments—110.8% (Identified Cost $1,652,796,258) (g)		1,722,143,161
Liabilities in excess of other assets		(165,316,130)

Total Net Assets—100%		$1,556,827,031

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(b)	Zero Valued Security.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(d)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $162,182,980 and the collateral received consisted of cash in the amount of $143,959,882 and securities with a market value of $ 21,713,140.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	Security was valued in good faith under procedures established by the Board of Directors.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,733,468,334 and the composition of unrealized appreciation and depreciation of investment securities was $12,435,019 and $(23,760,192), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $50,149,330, which is 3.2% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 09/30/06	Net Unrealized Appreciation
Euro (sold)	01/10/07	11,105,000	$14,287,915	$14,163,600	$124,315

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Appreciation/ Depreciation
Interest Rate Swap 10 Year Futures	12/18/06	53	$5,578,781	$5,641,188	$62,407
U.S. Treasury Bonds Futures	12/19/06	953	105,032,337	107,123,156	2,090,819
U.S. Treasury Notes 2 Year Futures	12/29/06	224	45,727,993	45,808,000	80,007
U.S. Treasury Notes 10 Year Futures	12/19/06	1,189	127,387,897	128,486,313	1,098,416

Futures Contracts Short
Eurodollar Futures	06/18/07	(339)	(80,436,570)	(80,499,788)	(63,218)
U.S. Treasury Notes 5 Year Futures	12/29/06	(1,853)	(194,797,421)	(195,520,453)	(723,032)

Net Unrealized Appreciation					$2,545,399

Options Written

Options Written-Puts	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Depreciation
U.S. Treasury Notes 10 Year Futures 107	10/15/06	(156)	$(36,469)	$(39,000)	$(2,531)

TBA Sales Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
4.500%, (15 Year TBA)	$(7,100,000)	$(6,838,188)
5.500%, (30 Year TBA)	(5,100,000)	(5,028,284)
Federal National Mortgage Association
5.000%, (15 Year TBA)	(9,100,000)	(8,940,750)
5.500%, (30 Year TBA)	(16,000,000)	(15,375,008)
5.500%, (30 Year TBA)	(43,000,000)	(42,355,000)

Total TBA Sales Commitments (Proceeeds Cost $(78,267,767))		$(78,537,230)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—98.2% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.4%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$999,287
8.200%, 12/01/09 (a)	700,000	760,617
Raytheon Co. 6.150%, 11/01/08	1,925,000	1,961,420
6.750%, 08/15/07	233,000	235,522
The Boeing Co. 7.250%, 06/15/25	460,000	546,625
United Technologies Corp. 7.500%, 09/15/29	200,000	246,897

		4,750,368

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	784,144

Asset Backed—1.2%
BMW Vehicle Owner Trust 3.320%, 02/25/09	1,500,000	1,478,602
4.280%, 02/25/10	2,700,000	2,665,044
California Infrastructure-Pacific Gas & Electric Co. 6.480%, 12/26/09	173,941	175,571
Capital One Master Trust 4.900%, 03/15/10	3,000,000	2,993,624
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	500,000	500,164
Centex Home Equity Loan Trust 3.750%, 12/25/31	93,701	91,980
Chase Funding Mortgage Loan 3.303%, 11/25/29	348,686	343,259
4.585%, 05/25/15	2,000,000	1,950,467
6.550%, 03/25/13	166,599	166,255
Detroit Edison Co. 6.190%, 03/01/13	435,000	450,051
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,270,561

		13,085,578

Automobiles—0.3%
DaimlerChrysler North America Holdings Corp. 7.750%, 01/18/11	2,600,000	2,785,674
8.000%, 06/15/10 (a)	350,000	376,565

		3,162,239

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15 (a)	1,950,000	1,908,254
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	336,718
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	345,153

		2,590,125

Security Description	Face Amount	Value

Capital Markets—1.3%
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	$300,000	$305,788
JPMorgan Chase & Co. 5.250%, 05/30/07	500,000	499,772
5.350%, 03/01/07	350,000	349,879
6.750%, 02/01/11	250,000	264,392
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09	4,250,000	4,103,205
Merrill Lynch & Co. 6.050%, 05/16/16	3,000,000	3,102,201
6.375%, 10/15/08	250,000	255,365
6.500%, 07/15/18	200,000	214,795
Morgan Stanley 7.250%, 04/01/32	1,150,000	1,334,531
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	346,310
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,014,385
6.125%, 02/15/33	2,075,000	2,067,059
6.650%, 05/15/09	750,000	776,884

		14,634,566

Chemicals—0.3%
Chevron Phillips Chemical Co., LLC 5.375%, 06/15/07	2,000,000	1,997,532
E. I. du Pont de Nemours 6.875%, 10/15/09	300,000	314,227
Praxair, Inc. 6.625%, 10/15/07	500,000	506,364

		2,818,123

Commercial Banks—3.0%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	563,388
7.750%, 05/15/23	230,000	279,862
Bank of America Corp. 4.750%, 08/15/13	1,000,000	967,399
5.125%, 11/15/14	1,000,000	986,463
5.250%, 02/01/07	500,000	499,664
7.400%, 01/15/11	300,000	324,749
7.800%, 02/15/10	150,000	162,172
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,424,711
5.500%, 03/26/07	500,000	500,204
7.600%, 05/01/07	1,500,000	1,518,345
Bank One Texas 6.250%, 02/15/08	800,000	809,979
Chase Manhattan Corp. 7.125%, 02/01/07	151,000	151,795
Equitable Cos., Inc. 6.500%, 04/01/08	250,000	254,057
Fleet National Bank 5.750%, 01/15/09	500,000	506,167
FleetBoston Financial Corp. 4.875%, 12/01/06	500,000	499,572

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
HSBC Holdings, Plc. 5.250%, 12/12/12 (a)	$5,050,000	$5,028,083
7.500%, 07/15/09	2,200,000	2,332,618
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,091,462
RBS Capital Trust II 6.425%, 12/29/49 (b)	1,375,000	1,385,986
Wachovia Bank National Association 4.800%, 11/01/14	3,100,000	2,971,177
4.875%, 02/01/15 (a)	3,000,000	2,889,054
Wachovia Corp. 4.950%, 11/01/06	500,000	499,747
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	1,952,182
5.125%, 02/15/07	500,000	499,478
5.125%, 09/01/12	500,000	497,044
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	2,935,900

		33,531,258

Commercial Mortgage-Backed Securities—4.5%
Bear Stearns Commercial Mortgage Securities, Inc. 5.610%, 11/15/33	500,000	509,453
6.480%, 02/15/35	500,000	523,904
7.080%, 06/15/09	800,000	832,209
Bear Stearns Commercial Mortgage Securities, Inc. 7.780%, 02/15/32	200,000	213,660
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	234,057	238,493
Citigroup Commercial Mortage Trust 5.292%, 04/15/40 (b)	1,000,000	1,009,715
5.400%, 07/15/44 (b)	2,000,000	1,993,240
5.545%, 01/15/46 (b)	4,000,000	4,021,052
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,891,619
5.100%, 08/15/15	3,000,000	2,948,243
6.022%, 06/15/38 (b)	3,000,000	3,118,519
First Union Commercial Mortgage Trust 6.070%, 10/15/35	462,141	468,190
First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	371,429	376,436
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,210,000	2,152,001
4.305%, 08/10/42	2,000,000	1,951,417
5.317%, 06/10/36 (b)	1,000,000	1,000,924
JPMorgan Chase Commercial Mortgage Securities Corp. 3.972%, 05/12/35	4,367,075	4,239,722
4.275%, 01/12/37	1,224,907	1,196,564
4.393%, 07/12/37	3,842,232	3,753,622
6.044%, 11/15/35	750,745	763,660

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	$1,650,000	$1,591,935
4.367%, 03/15/36	3,000,000	2,834,119
6.462%, 03/15/31	500,000	528,790
6.653%, 11/15/27	2,000,000	2,113,601
Lehman Brothers Commercial Conduit Mortgage Trust 6.210%, 10/15/35	245,926	249,799
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	975,496
6.540%, 07/15/30	623,333	632,601
6.550%, 03/15/30	251,624	253,650
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	500,000	494,578
7.200%, 10/15/33	700,000	740,453
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	494,431
6.428%, 12/18/35	1,000,000	1,042,553
Structured Asset Securities Corp. 6.950%, 03/12/07	400,000	402,563
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,944,141
6.287%, 04/15/34	1,445,000	1,516,691

		50,018,044

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,382,996

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28	900,000	956,705
7.625%, 11/15/10	135,000	146,709

		1,103,414

Consumer Finance—0.5%
Household Finance Corp. 4.750%, 05/15/09	2,500,000	2,477,338
5.750%, 01/30/07	500,000	500,611
7.000%, 05/15/12	100,000	107,905
8.000%, 07/15/10	300,000	327,816
SLM Corp. 5.050%, 11/14/14	1,950,000	1,889,116

		5,302,786

Diversified Financial Services—4.0%
American General Finance Corp. 5.375%, 10/01/12	6,500,000	6,490,655
Associates Corp. North America 6.250%, 11/01/08	600,000	612,258
6.950%, 11/01/18	1,700,000	1,903,965
Bear Stearns Co., Inc. 5.700%, 01/15/07	500,000	500,244
5.700%, 11/15/14	900,000	912,684
7.800%, 08/15/07	250,000	255,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Bell Atlantic Financial Services, Inc. 7.600%, 03/15/07	$300,000	$302,828
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	803,249
7.875%, 02/15/30	250,000	286,303
CIT Group, Inc. 7.750%, 04/02/12	2,050,000	2,272,096
Citigroup, Inc. 3.500%, 02/01/08	500,000	489,313
6.200%, 03/15/09	750,000	768,837
7.250%, 10/01/10	250,000	268,156
Countrywide Funding Corp. 5.625%, 05/15/07	500,000	500,563
Deutsche Telekom International Finance 8.250%, 06/15/30 (b)	1,000,000	1,221,690
Devon Financing Corp. 6.875%, 09/30/11	1,900,000	2,023,454
Duke Capital 7.500%, 10/01/09	3,925,000	4,148,549
General Electric Capital Corp. 5.000%, 11/15/11	4,000,000	3,968,652
5.375%, 03/15/07	400,000	400,166
5.450%, 01/15/13	1,800,000	1,821,982
6.000%, 06/15/12	1,000,000	1,038,720
6.750%, 03/15/32	2,300,000	2,631,798
7.500%, 08/21/35	100,000	124,642
Heller Financial, Inc. 7.375%, 11/01/09	350,000	371,740
Mellon Funding Corp. 6.400%, 05/14/11	250,000	262,214
National Rural Utilities Cooperative Finance Corp. 6.200%, 02/01/08	1,000,000	1,011,610
8.000%, 03/01/32	300,000	389,484
Southern Co. Capital Funding 5.300%, 02/01/07	500,000	499,080
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,557,251
7.625%, 01/30/11	400,000	430,802
8.375%, 03/15/12	3,350,000	3,751,428
Unilever Capital Corp. 7.125%, 11/01/10	300,000	319,792
Verizon Global Funding Corp. 7.750%, 12/01/30	1,560,000	1,793,338

		44,132,803

Diversified Telecommunication Services—0.7%
Alltel Corp. 6.800%, 05/01/29	500,000	507,964
7.875%, 07/01/32	500,000	564,042
AT&T Broadband Corp. 8.375%, 03/15/13	976,000	1,112,980
BellSouth Corp. 6.550%, 06/15/34	1,850,000	1,858,746
SBC Communications, Inc. 5.875%, 02/01/12	2,400,000	2,446,276

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
Verizon New England, Inc. 6.500%, 09/15/11	$400,000	$410,600
Verizon New York, Inc. 7.375%, 04/01/32	500,000	521,423

		7,422,031

Electric Utilities—0.9%
Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	150,000	151,947
7.500%, 09/01/10	1,000,000	1,081,047
Duke Energy Co. 6.250%, 01/15/12	500,000	520,873
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,413,140
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	318,488
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	1,045,251
Progress Energy, Inc. 7.100%, 03/01/11	2,600,000	2,787,047
PSE&G Power, LLC 7.750%, 04/15/11	500,000	542,650
8.625%, 04/15/31	1,000,000	1,294,210
Virginia Electric & Power Co. 5.375%, 02/01/07	400,000	399,685

		9,554,338

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	779,234

Federal Agencies—45.0%
Federal Home Loan Bank 4.125%, 04/18/08 (a)	36,050,000	35,583,643
4.250%, 11/13/09	1,500,000	1,470,720
4.375%, 03/17/10 (a)	3,000,000	2,953,208
4.625%, 02/18/11	6,070,000	5,998,495
5.000%, 08/01/35	8,504,164	8,179,664
5.000%, 09/01/35	4,710,855	4,529,448
5.250%, 06/18/14 (a)	9,500,000	9,682,257
5.500%, 12/01/35	7,241,918	7,140,884
Federal Home Loan Mortgage Corp. 3.500%, 09/15/07	6,500,000	6,397,791
3.875%, 06/15/08 (a)	4,000,000	3,929,132
4.000%, 12/15/09 (a)	2,000,000	1,948,719
4.000%, 06/01/19	2,248,824	2,125,336
4.250%, 07/15/09 (a)	8,630,000	8,491,097
4.500%, 01/15/15 (a)	3,000,000	2,910,136
4.500%, 09/01/18	3,151,996	3,046,990
4.500%, 10/01/18	4,764,461	4,603,250
4.500%, 04/01/19	7,014,355	6,770,189
4.500%, 06/01/19	3,713,546	3,584,358
4.500%, 08/01/19	1,036,512	1,000,021
4.500%, 11/01/35 (b)	2,879,753	2,691,048
5.000%, 05/01/18	8,597,546	8,469,985

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 12/01/18	$1,944,645	$1,915,792
5.000%, 06/01/19	3,283,864	3,232,096
5.000%, 10/01/33	4,080,052	3,937,254
5.000%, 03/01/34	2,162,307	2,083,691
5.000%, 10/01/35	3,719,500	3,576,269
5.000%, 01/01/36	7,713,435	7,417,927
5.500%, 11/01/17	1,354,722	1,358,194
5.500%, 05/01/29	1,327,709	1,316,567
5.500%, 06/01/34	4,678,876	4,622,405
5.500%, 10/01/35	4,666,405	4,601,303
5.500%, 01/01/36	13,653,667	13,469,009
6.000%, 04/01/16	88,391	89,755
6.000%, 05/01/17	1,249,546	1,268,871
6.000%, 11/01/28	111,544	112,616
6.000%, 12/01/28	74,960	75,681
6.000%, 02/01/29	243,951	246,222
6.000%, 04/01/29	59,033	59,583
6.000%, 05/01/29	19,989	20,175
6.000%, 06/01/31	30,396	30,670
6.000%, 07/01/31	11,899	12,006
6.000%, 08/01/31	204,645	206,490
6.000%, 09/01/31	594,806	600,167
6.000%, 04/01/32	1,369,083	1,380,150
6.000%, 11/01/32	422,351	425,765
6.000%, 06/01/34	1,411,330	1,420,121
6.000%, 11/01/35	1,769,056	1,777,950
6.000%, 02/01/36	2,919,992	2,934,822
6.250%, 07/15/32	3,250,000	3,771,195
6.500%, 10/01/29	38,570	39,517
6.500%, 02/01/30	66,680	68,317
6.500%, 08/01/31	110,275	112,912
6.500%, 10/01/31	44,679	45,747
6.500%, 11/01/31	247,809	253,734
6.500%, 03/01/32	2,851,706	2,918,204
6.500%, 04/01/32	2,330,215	2,384,552
6.500%, TBA	6,000,000	6,113,438
6.750%, 03/15/31	965,000	1,180,319
7.000%, 03/15/10	2,875,000	3,065,270
7.000%, 06/01/11	42,159	42,990
7.000%, 12/01/15	50,192	51,285
7.000%, 12/01/27	11,437	11,839
7.000%, 11/01/28	32,198	33,322
7.000%, 04/01/29	26,047	26,844
7.000%, 05/01/29	9,176	9,457
7.000%, 06/01/29	43,420	44,749
7.000%, 07/01/29	15,862	16,348
7.000%, 01/01/31	303,480	312,388
7.000%, 12/01/31	52,268	53,802
7.500%, 03/01/16	108,673	113,200
7.500%, 08/01/24	115,696	120,299
7.500%, 11/01/24	34,874	36,261
7.500%, 10/01/27	67,019	69,140
7.500%, 10/01/29	99,543	102,692
7.500%, 05/01/30	57,529	59,351
8.000%, 02/01/27	20,026	21,142
8.000%, 10/01/28	38,571	40,719

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 3.250%, 08/15/08	$3,025,000	$2,934,160
3.250%, 02/15/09	6,000,000	5,780,573
4.000%, 04/01/19	2,281,486	2,159,211
4.000%, 05/01/19	4,352,909	4,111,475
4.000%, 01/01/20	2,884,214	2,720,482
4.125%, 04/15/14	7,350,000	6,971,639
4.500%, 07/01/18	5,276,850	5,100,926
4.500%, 05/01/19	1,321,799	1,277,103
4.500%, 08/01/33	1,612,832	1,514,102
4.500%, 10/01/33	3,082,687	2,890,555
4.500%, 04/01/34	2,379,829	2,227,624
5.000%, 06/01/18	1,439,633	1,418,564
5.000%, 01/01/19	1,859,534	1,832,315
5.000%, 02/01/20	3,238,462	3,181,967
5.000%, 02/01/24	2,811,638	2,727,107
5.000%, 09/01/25	2,751,842	2,669,073
5.000%, 07/01/33	2,190,984	2,111,493
5.000%, 08/01/33	3,599,842	3,469,236
5.000%, 09/01/33	2,879,380	2,776,551
5.000%, 10/01/33	10,600,378	10,224,223
5.000%, 03/01/34	3,238,900	3,121,389
5.000%, 04/01/34	7,853,990	7,567,621
5.000%, 05/01/34	2,515,092	2,421,730
5.000%, 09/01/34	5,759,122	5,542,962
5.000%, 02/01/35	4,792,156	4,611,888
5.000%, 04/01/35	2,716,126	2,613,104
5.000%, 05/01/35	1,884,362	1,810,615
5.000%, 11/01/35	2,853,910	2,742,218
5.500%, 03/15/11	950,000	972,703
5.500%, 11/01/17	1,842,692	1,846,794
5.500%, 02/01/18	690,876	692,201
5.500%, 04/01/18	3,563,522	3,570,353
5.500%, 07/01/23	1,656,337	1,648,396
5.500%, 01/01/24	859,163	851,622
5.500%, 07/01/24	2,798,159	2,782,252
5.500%, 10/01/32	987,738	975,559
5.500%, 02/01/33	2,500,973	2,469,762
5.500%, 03/01/33	4,331,160	4,277,110
5.500%, 05/01/33	9,105,374	8,991,743
5.500%, 08/01/33	6,360,313	6,280,938
5.500%, 10/01/33	917,844	906,811
5.500%, 12/01/33	8,056,428	7,955,887
5.500%, 02/01/34	4,255,826	4,200,914
5.500%, 03/01/34	2,264,692	2,235,472
5.500%, 04/01/34	1,709,313	1,687,258
5.500%, 05/01/34	2,539,038	2,506,277
5.500%, 09/01/34	3,115,345	3,074,544
5.500%, 12/01/34	8,479,887	8,370,027
5.500%, 01/01/35	2,339,772	2,309,128
5.500%, 02/01/35	5,080,856	5,015,299
5.500%, 04/01/35	3,231,904	3,185,651
5.500%, 06/01/35	9,554,667	9,414,609
5.500%, 06/13/35 (b)	2,559,713	2,537,206
6.000%, 09/01/13	1,465,850	1,487,188
6.000%, 10/01/13	743,215	754,034

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 03/01/14	$163,095	$165,475
6.000%, 06/01/14	23,855	24,203
6.000%, 07/01/14	103,766	105,281
6.000%, 09/01/14	52,250	53,013
6.000%, 09/01/17	1,445,032	1,468,879
6.000%, 08/01/28	57,503	58,028
6.000%, 11/01/28	14,829	14,964
6.000%, 12/01/28	13,932	14,059
6.000%, 06/01/31	201,799	203,392
6.000%, 09/01/32	1,349,466	1,359,288
6.000%, 01/01/33	534,922	538,816
6.000%, 02/01/33	975,255	981,741
6.000%, 03/01/33	2,296,686	2,311,960
6.000%, 04/01/33	1,366,333	1,375,420
6.000%, 05/01/33	2,802,238	2,820,876
6.000%, 05/01/34	3,091,445	3,112,493
6.000%, 09/01/34	3,309,228	3,328,157
6.000%, 11/01/34	6,131,782	6,166,856
6.000%, 01/01/35	2,237,009	2,246,433
6.000%, 07/01/36	4,989,557	5,012,569
6.210%, 08/06/38	300,000	349,522
6.500%, 01/01/13	16,177	16,513
6.500%, 04/01/13	2,329	2,377
6.500%, 06/01/13	104,425	106,592
6.500%, 07/01/13	1,136	1,159
6.500%, 06/01/14	54,051	55,174
6.500%, 04/01/17	4,224,975	4,320,811
6.500%, 05/01/28	545,214	558,750
6.500%, 12/01/28	975,630	999,851
6.500%, 03/01/29	40,625	41,609
6.500%, 04/01/29	220,253	225,589
6.500%, 05/01/29	25,310	25,923
6.500%, 08/01/29	8,306	8,507
6.500%, 05/01/30	296,044	303,216
6.500%, 09/01/31	134,282	137,446
6.500%, 02/01/32	46,243	47,513
6.500%, 06/01/32	393,872	402,907
6.500%, 09/01/33	858,723	876,736
6.500%, 10/01/33	841,970	859,632
6.500%, 10/01/34	2,838,933	2,898,484
6.625%, 11/15/10	3,400,000	3,615,765
6.625%, 11/15/30 (a)	2,450,000	2,950,696
7.000%, 04/01/12	45,229	46,229
7.000%, 02/01/14	46,104	47,124
7.000%, 10/01/21	113,925	117,731
7.000%, 06/01/26	2,638	2,720
7.000%, 06/01/28	108,524	112,140
7.000%, 09/01/29	100,535	103,566
7.000%, 10/01/29	81,280	83,731
7.000%, 12/01/29	4,959	5,109
7.000%, 01/01/32	783,846	806,220
7.000%, 04/01/32	119,579	122,958
7.000%, 06/01/32	599,609	616,552
7.250%, 05/15/30	2,675,000	3,443,041
7.500%, 08/01/15	39,734	41,233
7.500%, 09/01/25	29,582	30,520

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.500%, 06/01/26	$34,014	$35,088
7.500%, 09/01/27	4,387	4,526
7.500%, 11/01/27	1,239	1,279
7.500%, 08/01/28	1,285	1,326
7.500%, 07/01/29	82,313	84,916
7.500%, 10/01/29	24,773	25,558
7.500%, 07/01/30	7,109	7,334
8.000%, 10/01/26	1,793	1,888
8.000%, 11/01/29	1,150	1,219
8.000%, 05/01/30	39,451	41,522
8.000%, 11/01/30	26,361	27,744
8.000%, 01/01/31	21,980	23,182
8.000%, 02/01/31	41,167	43,419
Government National Mortgage Association 5.000%, 10/15/20	3,008,485	2,967,530
5.000%, 01/15/21	2,795,976	2,757,914
5.000%, 12/15/35	2,926,463	2,842,048
5.500%, 03/15/36	3,922,487	3,895,683
6.000%, 01/15/29	53,768	54,645
6.000%, 01/15/33	1,575,434	1,597,386
6.000%, 03/15/35	2,613,862	2,645,021
6.000%, 12/15/35	2,928,200	2,963,106
6.000%, 06/15/36	4,967,806	5,027,650
6.000%, 09/15/36	5,000,000	5,061,315
6.500%, 05/15/23	13,174	13,623
6.500%, 02/15/27	221,602	228,537
6.500%, 07/15/28	53,328	54,961
6.500%, 08/15/28	82,452	84,976
6.500%, 11/15/28	54,543	56,213
6.500%, 12/15/28	14,340	14,779
6.500%, 07/15/29	25,303	26,032
6.500%, 06/20/31	169,431	173,379
6.500%, 07/15/32	306,070	313,766
6.500%, 05/15/36	4,905,410	5,031,481
6.700%, 04/15/34	3,000,000	3,179,612
7.000%, 01/15/28	13,402	13,823
7.000%, 04/15/28	14,677	15,138
7.000%, 05/15/28	38,585	39,798
7.000%, 06/15/28	34,498	35,582
7.000%, 10/15/28	24,862	25,643
7.000%, 06/15/29	16,129	16,634
7.000%, 09/15/29	41,518	42,819
7.000%, 01/15/31	1,678	1,731
7.000%, 03/15/31	52,682	54,333
7.000%, 07/15/31	2,746,388	2,832,475
7.000%, 08/15/31	355,407	366,548
7.000%, 02/15/32	218,110	224,943
7.000%, 07/15/32	188,834	194,750
7.500%, 02/20/28	17,831	18,455
7.500%, 08/15/29	38,239	39,522
7.500%, 04/15/30	30,557	31,582
8.000%, 09/15/16	6,337	6,666
8.000%, 08/15/26	9,922	10,508
8.000%, 09/15/26	21,479	22,748
8.000%, 05/15/27	12,802	13,559
8.000%, 06/15/29	84,470	89,593

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
9.000%, 11/15/24	$60,380	$64,913
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,058,189

		500,600,758

Food & Staples Retailing—0.3%
Kroger Co. 5.500%, 02/01/13	950,000	935,898
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	1,997,000
6.875%, 08/10/09	500,000	523,591

		3,456,489

Food Products—0.6%
Archer-Daniels-Midland Co. 8.875%, 04/15/11	200,000	228,374
Campbell Soup Co. 5.500%, 03/15/07 (a)	400,000	400,288
Fred Meyer, Inc. 7.450%, 03/01/08	300,000	308,137
General Mills, Inc. 5.125%, 02/15/07	400,000	399,510
6.000%, 02/15/12	2,000,000	2,059,390
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,840,856
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	935,434

		7,171,989

Foreign Government—1.7%
Province of Nova Scotia 9.250%, 03/01/20	250,000	342,127
Province of Ontario 5.125%, 07/17/12	2,000,000	2,019,803
5.500%, 10/01/08	300,000	302,823
Province of Quebec 4.875%, 05/05/14	1,925,000	1,898,920
7.500%, 07/15/23 (a)	350,000	430,343
Republic of Italy 4.500%, 01/21/15 (a)	2,975,000	2,866,562
5.625%, 06/15/12	3,650,000	3,764,469
6.000%, 05/29/08	300,000	304,107
Republic of Korea 8.875%, 04/15/08	200,000	212,260
United Mexican States 8.000%, 09/24/22	2,200,000	2,639,912
8.375%, 01/14/11 (a)	250,000	279,728
9.875%, 01/15/07 (a)	3,100,000	3,138,750
9.875%, 02/01/10	500,000	571,235

		18,771,039

Health Care Equipment & Supplies—0.3%
Boston Scientific Corp. 6.400%, 06/15/16	2,900,000	2,924,609

Security Description	Face Amount	Value

Health Care Providers & Services—0.2%
Anthem, Inc. 6.800%, 08/01/12	$2,200,000	$2,346,319

Household Durables—0.0%
Centex Corp. 7.500%, 01/15/12	500,000	532,296

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	918,942
Honeywell International, Inc. 7.500%, 03/01/10	300,000	321,569

		1,240,511

Insurance—0.5%
Allstate Corp. 6.125%, 02/15/12	2,750,000	2,851,684
6.900%, 05/15/38	150,000	168,739
American General Capital II 8.500%, 07/01/30	250,000	320,505
AXA Financial, Inc. 7.750%, 08/01/10	500,000	540,950
Chubb Corp. 6.000%, 11/15/11 (a)	350,000	361,394
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	536,947
Hartford Financial Services Group, Inc. 6.375%, 11/01/08	105,000	107,317
Hartford Life, Inc. 7.650%, 06/15/27	780,000	962,093

		5,849,629

Leisure Equipment & Products—0.0%
Carnival Corp. 6.150%, 04/15/08	500,000	504,968

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	263,271
Deere & Co. 6.950%, 04/25/14	850,000	928,617
7.850%, 05/15/10	300,000	324,937

		1,516,825

Media—1.1%
AOL Time Warner, Inc. 6.150%, 05/01/07	4,650,000	4,668,223
Belo Corp. 8.000%, 11/01/08	500,000	522,555
Clear Channel Communications, Inc. 6.000%, 11/01/06	600,000	600,148
Comcast Cable Communications 8.375%, 05/01/07	250,000	254,239

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Comcast Corp. 5.300%, 01/15/14	$1,445,000	$1,407,297
5.650%, 06/15/35	1,500,000	1,359,789
Cox Communications, Inc. 7.750%, 11/01/10	250,000	269,786
News America, Inc. 6.550%, 03/15/33	1,950,000	1,921,004
The Walt Disney Co. 6.375%, 03/01/12	200,000	209,887
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	250,000	257,246
Time Warner, Inc. 7.625%, 04/15/31	300,000	331,174
9.125%, 01/15/13	418,000	487,157

		12,288,505

Metals & Mining—0.2%
Alcoa, Inc. 5.375%, 01/15/13 (a)	1,000,000	994,831
6.000%, 01/15/12	400,000	410,599
6.500%, 06/01/11	300,000	314,495

		1,719,925

Multi-Utilities—0.3%
Pacific Gas & Electric Co. 4.800%, 03/01/14	3,125,000	3,007,363

Multiline Retail—0.2%
Target Corp. 6.350%, 11/01/32	2,300,000	2,497,649

Office Electronics—0.2%
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	976,902
7.500%, 06/15/13	1,000,000	1,124,993
8.375%, 11/01/19	425,000	534,160

		2,636,055

Oil, Gas & Consumable Fuels—1.0%
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	306,373
ConocoPhillips Holding Co. 6.950%, 04/15/29	300,000	345,070
Enterprise Products Operations, L.P. 5.000%, 03/01/15	2,000,000	1,871,546
Enterprise Products Partners, L.P. 6.875%, 03/01/33	1,925,000	1,980,825
PEMEX Master Trust 5.750%, 12/15/15	3,600,000	3,509,100
9.250%, 03/30/18 (b)	1,000,000	1,234,000
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	309,093
Southern California Gas Co. 4.800%, 10/01/12	1,000,000	975,462

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	$300,000	$355,583

		10,887,052

Paper & Forest Products—0.2%
International Paper Co. 6.875%, 04/15/29	250,000	259,643
MeadWestvaco Corp. 6.850%, 04/01/12	1,000,000	1,042,570
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	520,168

		1,822,381

Personal Products—0.3%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	1,963,919
6.450%, 01/15/26	200,000	220,326
6.875%, 09/15/09	850,000	891,180

		3,075,425

Pharmaceuticals—0.5%
Bristol Myers Squibb Co. 5.750%, 10/01/11	1,900,000	1,935,043
Johnson & Johnson 6.950%, 09/01/29	250,000	300,509
Merck & Co., Inc. 5.950%, 12/01/28	300,000	303,226
Wyeth 5.500%, 02/01/14	3,000,000	3,008,439

		5,547,217

Real Estate—0.5%
EOP Operating, L.P. 4.750%, 03/15/14	4,050,000	3,816,113
5.875%, 01/15/13	1,500,000	1,513,437

		5,329,550

Road & Rail—0.2%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,000,000	1,028,733
CSX Corp. 6.750%, 03/15/11	200,000	211,166
CSX Corp. 7.450%, 05/01/07	300,000	303,333
7.900%, 05/01/17	500,000	584,675
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	141,184
6.200%, 04/15/09	350,000	358,403
7.250%, 02/15/31	156,000	183,889

		2,811,383

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,149,191

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Thrifts & Mortgage Finance—0.0%
Washington Mutual, Inc. 5.625%, 01/15/07	$500,000	$500,233

U.S. Treasury—24.0%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	5,500,000	5,273,125
5.250%, 11/15/28 (a)	2,700,000	2,856,546
5.375%, 02/15/31 (a)	2,225,000	2,404,602
5.500%, 08/15/28 (a)	2,420,000	2,638,913
6.125%, 11/15/27 (a)	3,950,000	4,622,883
6.250%, 08/15/23 (a)	7,750,000	8,999,610
6.500%, 11/15/26	1,000,000	1,212,390
7.125%, 02/15/23 (a)	3,030,000	3,806,650
7.250%, 08/15/22 (a)	2,000,000	2,532,120
7.875%, 02/15/21 (a)	2,650,000	3,483,531
8.125%, 08/15/19 (a)	1,895,000	2,499,827
8.500%, 02/15/20 (a)	1,400,000	1,908,158
8.875%, 02/15/19 (a)	10,215,000	14,106,506
9.125%, 05/15/18 (a)	1,600,000	2,222,272
9.250%, 02/15/16 (a)	1,375,000	1,851,190
3.250%, 08/15/08 (a)	3,000,000	2,922,750
3.375%, 02/15/08 (a)	20,730,000	20,338,825
3.375%, 11/15/08 (a)	15,820,000	15,405,959
3.375%, 10/15/09 (a)	5,000,000	4,826,100
3.500%, 11/15/09 (a)	4,000,000	3,873,000
3.500%, 12/15/09 (a)	4,000,000	3,870,280
3.625%, 06/30/07 (a)	3,000,000	2,969,520
3.625%, 07/15/09 (a)	4,420,000	4,305,920
3.625%, 01/15/10 (a)	4,000,000	3,882,080
3.625%, 06/15/10 (a)	16,200,000	15,682,248
3.875%, 05/15/09 (a)	4,000,000	3,926,248
4.000%, 04/15/10 (a)	6,000,000	5,885,520
4.000%, 11/15/12 (a)	7,250,000	7,022,307
4.125%, 05/15/15 (a)	4,640,000	4,477,781
4.250%, 10/15/10 (a)	5,000,000	4,938,700
4.250%, 08/15/13 (a)	14,380,000	14,079,026
4.250%, 11/15/13 (a)	1,600,000	1,565,216
4.250%, 08/15/14 (a)	17,930,000	17,498,067
4.250%, 11/15/14 (a)	5,200,000	5,072,184
4.250%, 08/15/15 (a)	3,000,000	2,918,850
4.375%, 08/15/12 (a)	5,000,000	4,949,200
4.500%, 02/15/09 (a)	12,000,000	11,958,360
4.500%, 11/15/15 (a)	3,000,000	2,970,936
4.750%, 05/15/14 (a)	5,900,000	5,950,975
4.875%, 05/31/08 (a)	13,000,000	13,024,829
4.875%, 02/15/12 (a)	4,500,000	4,563,900
5.000%, 08/15/11 (a)	3,500,000	3,568,600
5.625%, 05/15/08 (a)	5,580,000	5,656,056
5.750%, 08/15/10 (a)	7,120,000	7,409,805
6.500%, 02/15/10 (a)	1,710,000	1,809,419

		267,740,984

Wireless Telecommunication Services—0.2%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	563,312
8.750%, 03/01/31	300,000	384,600

Security Description	Face Amount	Value

Wireless Telecommunication Services—(Continued)
Cingular Wireless, LLC 7.125%, 12/15/31	$100,000	$110,178
Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,150,000	1,232,746

		2,290,836

Yankee—2.7%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	368,224
Asian Development Bank 4.875%, 02/05/07	4,650,000	4,643,118
BP Canada Finance Co. 3.375%, 10/31/07	500,000	490,262
British Telecommunications, Plc. 8.875%, 12/15/30 (b)	1,000,000	1,330,620
Burlington Resources Finance Co. 5.700%, 03/01/07	600,000	600,975
Conoco Funding Co. 6.350%, 10/15/11	500,000	525,754
Encana Corp. 4.750%, 10/15/13	2,000,000	1,890,868
European Investment Bank 3.375%, 03/16/09	4,200,000	4,064,823
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,574,770
8.400%, 01/15/22	1,000,000	1,295,650
Intermediate American Development Bank 5.375%, 11/18/08	700,000	706,649
6.800%, 10/15/25	500,000	592,590
7.000%, 06/15/25	200,000	238,634
8.875%, 06/01/09	400,000	437,497
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	768,452
KFW International Finance, Inc. 4.750%, 01/24/07	500,000	498,782
8.000%, 02/15/10	1,000,000	1,090,496
Korea Development Bank 5.750%, 09/10/13	2,000,000	2,037,752
Kreditanstalt Fuer Wiederaufbank 3.375%, 01/23/08	2,475,000	2,425,764
National Australia Bank, Ltd. 6.600%, 12/10/07	350,000	355,328
Norsk Hydro A/S 6.700%, 01/15/18	300,000	326,477
6.800%, 01/15/28	1,350,000	1,508,023
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,186,016
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,434,402

		30,391,926

Total Fixed Income (Identified Cost $1,103,092,817)		1,093,663,154

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—1.5%

Security Description	Face Amount	Value

Discount Notes—1.5%
Federal Home Loan Bank 4.796%, 10/02/06	$16,200,000	$16,197,930

Total Short Term Investments (Identified Cost $16,197,930)		16,197,930

Total Investments—99.7% (Identified Cost $1,119,290,747) (c)		1,109,861,084
Other assets less liabilities		3,470,246

Total Net Assets—100%		$1,113,331,330

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $267,888,151 and the collateral received consisted of cash in the amount of $257,242,115 and securities with a market value of $16,037,862.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,119,290,747 and the composition of unrealized appreciation and depreciation of investment securities was $7,158,445 and $(16,588,108), respectively.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—95.7% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—3.2%
Alliant Techsystems, Inc. 6.750%, 04/01/16	$190,000	$187,150
Argo-Tech Corp. 9.250%, 06/01/11	75,000	78,000
BE Aerospace, Inc. 8.875%, 05/01/11	475,000	494,000
DRS Technologies, Inc. 6.625%, 02/01/16	90,000	88,425
7.625%, 02/01/18	400,000	406,000
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	950,000	923,875
Moog, Inc. 6.250%, 01/15/15	550,000	525,250
TransDigm, Inc. (144A) 7.750%, 07/15/14	290,000	292,175

		2,994,875

Auto Components—1.2%
Commercial Vehicle Group, Inc. 8.000%, 07/01/13	85,000	81,388
Keystone Automotive Operations, Inc. 9.750%, 11/01/13	285,000	267,900
TRW Automotive, Inc. 9.375%, 02/15/13	160,000	170,400
Visteon Corp. 7.000%, 03/10/14	325,000	290,875
8.250%, 08/01/10 (a)	350,000	341,250

		1,151,813

Automobiles—4.7%
Ford Motor Co. 7.450%, 07/16/31 (a)	2,705,000	2,089,613
8.875%, 01/15/22	230,000	198,088
8.900%, 01/15/32	275,000	246,813
General Motors Corp. 7.200%, 01/15/11	240,000	221,100
8.250%, 07/15/23	175,000	151,594
8.375%, 07/15/33	1,775,000	1,535,375

		4,442,583

Building Products—2.0%
Associated Materials, Inc. 0/11.250%, 03/01/14 (b)	55,000	30,250
9.750%, 04/15/12	495,000	493,763
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (b)	460,000	372,600
9.000%, 11/01/11	140,000	141,925
Nortek, Inc. 8.500%, 09/01/14	545,000	515,025
NTK Holdings, Inc. 0/10.750%, 03/01/14 (b)	500,000	345,000

		1,898,563

Security Description	Face Amount	Value

Capital Markets—0.3%
E*Trade Financial Corp. 7.375%, 09/15/13	$215,000	$219,838
7.875%, 12/01/15	100,000	105,250

		325,088

Chemicals—1.9%
Georgia Gulf Corp. (144A) 9.500%, 10/15/14	540,000	537,975
Huntsman International, LLC 9.875%, 03/01/09	386,000	402,405
10.125%, 07/01/09 (a)	289,000	293,335
IMC Global, Inc. 10.875%, 06/01/08	53,000	56,511
Lyondell Chemical Co. 8.000%, 09/15/14	130,000	131,625
8.250%, 09/15/16	105,000	106,575
10.500%, 06/01/13	205,000	225,500
Rockwood Specialties Group, Inc. 7.625%, 11/15/14 (EUR)	50,000	65,811

		1,819,737

Commercial Services & Supplies—4.2%
ACE Cash Express, Inc. (144A) 10.250%, 10/01/14	110,000	111,375
Alderwoods Group, Inc. 7.750%, 09/15/12	850,000	915,875
Allied Waste North America, Inc. 6.125%, 02/15/14	225,000	209,813
9.250%, 09/01/12	83,000	88,499
Ashtead Capital, Inc. (144A) 9.000%, 08/15/16	172,000	178,880
Avis Budget Car Rental, LLC (144A) 7.625%, 05/15/14	80,000	77,600
DynCorp International 9.500%, 02/15/13	350,000	362,250
H&E Equipment Services, Inc. (144A) 8.375%, 07/15/16	145,000	148,625
Hertz Corp. (144A) 10.500%, 01/01/16	1,005,000	1,105,500
Interface, Inc. 10.375%, 02/01/10	130,000	141,700
Penhall International Corp. (144A) 12.000%, 08/01/14	400,000	419,000
Service Corp. International (144A) 7.375%, 10/01/14	90,000	90,563
7.625%, 10/01/18	135,000	135,844

		3,985,524

Communications Equipment—0.2%
PanAmSat Corp. 9.000%, 08/15/14	175,000	180,688

Computers & Peripherals—0.3%
Activant Solutions, Inc. (144A) 9.500%, 05/01/16	275,000	254,375

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Containers & Packaging—3.5%
Berry Plastics Holding Corp. (144A) 8.875%, 09/15/14	$210,000	$211,050
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26 (a)	850,000	773,500
Graham Packaging Co., Inc. 9.875%, 10/15/14 (a)	465,000	456,863
Graphic Packaging International Corp. 8.500%, 08/15/11 (a)	155,000	158,488
9.500%, 08/15/13 (a)	445,000	455,013
Owens-Brockway Glass Container, Inc. 6.750%, 12/01/14	225,000	213,750
7.750%, 05/15/11	300,000	308,250
8.875%, 02/15/09	505,000	518,888
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	180,000	181,800

		3,277,602

Diversified Consumer Services—0.3%
Education Management Corp. (144A) 8.750%, 06/01/14	240,000	242,400

Diversified Financial Services—7.3%
AAC Group Holding Corp. 0/10.250%, 10/01/12 (b)	50,000	41,500
Allied Security Escrow Corp. 11.375%, 07/15/11	60,000	60,000
Calpoint Receivable Structured Trust 2001 (144A) 7.440%, 12/10/06	15,302	15,340
CCM Merger, Inc. (144A) 8.000%, 08/01/13	275,000	264,000
CitiSteel USA, Inc. 12.949%, 09/01/10 (c)	120,000	123,900
CitiSteel USA, Inc. (144A) 15.000%, 10/01/10	90,000	96,525
EPL Finance Corp. (144A) 11.750%, 11/15/13	85,000	94,350
Foamex Capital Corp. (144A) 13.500%, 08/15/07	250,000	263,125
Ford Motor Credit Co. 7.000%, 10/01/13 (a)	670,000	621,651
Ford Motor Credit Co. (144A) 10.640%, 06/15/11 (c)	676,000	706,353
GMAC, LLC 6.875%, 08/28/12	450,000	445,411
8.000%, 11/01/31	2,315,000	2,420,490
Hexion U.S. Finance Corp. 9.000%, 07/15/14	375,000	382,500
HNS Finance Corp. (144A) 9.500%, 04/15/14	225,000	231,750
Rainbow National Services, LLC (144A) 8.750%, 09/01/12	100,000	107,000
Ucar Finance, Inc. 10.250%, 02/15/12	150,000	157,500

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
UGS Capital Corp. II (144A) 10.380%, 06/01/11 (c)	$340,000	$345,100
Xerox Capital Trust I 8.000%, 02/01/27	525,000	535,500

		6,911,995

Diversified Telecommunication Services—5.1%
Cincinnati Bell Telephone Co. 6.300%, 12/01/28	45,000	38,925
Cincinnati Bell, Inc. 7.000%, 02/15/15	605,000	592,900
Citizens Communications Co. 6.250%, 01/15/13	500,000	486,250
Hawaiian Telcom Communications, Inc. 12.500%, 05/01/15 (a)	315,000	330,750
Insight Midwest, L.P. 9.750%, 10/01/09	725,000	737,688
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	395,000	415,244
IWO Holdings, Inc. 9.257%, 01/15/12 (c)	100,000	102,750
Qwest Communications International, Inc. 7.500%, 02/15/14	95,000	95,238
Qwest Communications International, Inc. (Series B) 7.500%, 02/15/14 (a)	390,000	390,975
Qwest Corp. 6.875%, 09/15/33	785,000	716,313
7.875%, 09/01/11	348,000	365,400
Qwest Corp. (144A) 7.500%, 10/01/14	30,000	30,975
Windstream Corp. (144A) 8.625%, 08/01/16	540,000	577,800

		4,881,208

Electric Utilities—2.7%
Edison Mission Energy (144A) 7.500%, 06/15/13	60,000	60,600
7.750%, 06/15/16	320,000	324,000
Ipalco Enterprises, Inc. 8.625%, 11/14/11	730,000	782,925
Midwest Generation, LLC 8.560%, 01/02/16	242,092	257,223
Orion Power Holdings, Inc. 12.000%, 05/01/10	230,000	260,475
Williams Cos., Inc. 7.125%, 09/01/11	850,000	871,250

		2,556,473

Energy Equipment & Services—2.6%
Colorado Interstate Gas Co. 6.800%, 11/15/15	710,000	715,532
Northwest Pipeline Corp. (144A) 7.000%, 06/15/16	60,000	61,350

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Energy Equipment & Services—(Continued)
SESI, LLC (144A) 6.875%, 06/01/14	$20,000	$19,800
Sonat, Inc. 6.625%, 02/01/08	275,000	275,688
7.625%, 07/15/11	675,000	691,875
Transcontinental Gas Pipe Line Corp. 8.875%, 07/15/12	635,000	702,469

		2,466,714

Food & Staples Retailing—0.5%
Delhaize America, Inc. 9.000%, 04/15/31	425,000	497,840

Food Products—0.9%
Alliance One International, Inc. 11.000%, 05/15/12	80,000	81,600
Del Monte Corp. 6.750%, 02/15/15	125,000	120,625
Dole Food Co., Inc. 7.250%, 06/15/10	155,000	143,763
8.875%, 03/15/11 (a)	279,000	267,143
Nutro Products, Inc. (144A) 9.230%, 10/15/13 (c)	65,000	66,869
10.750%, 04/15/14	130,000	139,100

		819,100

Foreign Government—1.6%
Federative Republic of Brazil 8.000%, 01/15/18	130,000	142,805
11.000%, 08/17/40 (a)	260,000	338,650
Republic of Panama 9.375%, 04/01/29 (a)	90,000	116,100
Russian Federation 5.000%, 03/31/30 (c)	850,000	948,855

		1,546,410

Health Care Providers & Services—4.2%
DaVita, Inc. 7.250%, 03/15/15	640,000	628,800
HCA, Inc. 6.300%, 10/01/12	125,000	105,781
6.500%, 02/15/16 (a)	800,000	640,000
7.500%, 11/15/95	275,000	196,148
IASIS Healthcare, LLC 8.750%, 06/15/14	550,000	532,125
Tenet Healthcare Corp. 6.875%, 11/15/31 (a)	800,000	627,000
7.375%, 02/01/13 (a)	275,000	247,844
9.875%, 07/01/14 (a)	25,000	24,906
Triad Hospitals, Inc. 7.000%, 11/15/13	550,000	534,188
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	500,000	485,000

		4,021,792

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—5.0%
Aztar Corp. 7.875%, 06/15/14	$250,000	$269,375
Boyd Gaming Corp. 6.750%, 04/15/14	725,000	708,688
Carrols Corp. 9.000%, 01/15/13	550,000	561,000
Gaylord Entertainment Co. 6.750%, 11/15/14	300,000	286,875
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10	380,000	398,050
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	550,000	522,500
Las Vegas Sands Corp. 6.375%, 02/15/15	550,000	516,313
MGM Mirage 8.375%, 02/01/11 (a)	270,000	281,489
Mohegan Tribal Gaming Authority 7.125%, 08/15/14	175,000	174,125
Penn National Gaming, Inc. 6.750%, 03/01/15	475,000	462,531
River Rock Entertainment Authority 9.750%, 11/01/11	45,000	47,813
Station Casinos, Inc. 6.500%, 02/01/14	175,000	163,844
7.750%, 08/15/16	335,000	347,563

		4,740,166

Household Durables—2.4%
Beazer Homes USA, Inc. 6.875%, 07/15/15	35,000	31,675
8.125%, 06/15/16 (a)	335,000	325,788
Hovnanian Enterprises, Inc. 6.375%, 12/15/14	900,000	805,500
Jacuzzi Brands, Inc. 9.625%, 07/01/10	225,000	238,500
Sealy Mattress Co. 8.250%, 06/15/14 (a)	475,000	484,500
Simmons Bedding Co. 0/10.000%, 12/15/14 (b)	175,000	124,688
7.875%, 01/15/14	225,000	218,250

		2,228,901

Household Products—0.3%
American Greetings Corp. 7.375%, 06/01/16	40,000	40,600
Spectrum Brands, Inc. 7.375%, 02/01/15 (a)	342,000	273,600

		314,200

Independent Power Producers & Energy Traders—1.6%
Mirant North America, LLC 7.375%, 12/31/13	560,000	560,700
NRG Energy, Inc. 7.250%, 02/01/14 (a)	200,000	198,500
7.375%, 02/01/16	770,000	765,188

		1,524,388

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—0.6%
Crum & Forster Holdings Corp. 10.375%, 06/15/13 (a)	$560,000	$574,000

Internet & Catalog Retail—0.3%
FTD, Inc. 7.750%, 02/15/14	300,000	295,500

IT Services—0.8%
SunGard Data Systems, Inc. 10.250%, 08/15/15	715,000	736,450

Leisure Equipment & Products—1.2%
Herbst Gaming, Inc. 7.000%, 11/15/14	550,000	533,500
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	550,000	583,688

		1,117,188

Machinery—1.5%
BGF Industries, Inc. 10.250%, 01/15/09	275,000	258,844
Case New Holland, Inc. 9.250%, 08/01/11	375,000	397,500
Hexcel Corp. 6.750%, 02/01/15	350,000	334,250
Terex Corp. 7.375%, 01/15/14	467,000	469,335

		1,459,929

Media—10.9%
Affinion Group, Inc. 10.125%, 10/15/13	375,000	393,750
AM/FM, Inc. 8.000%, 11/01/08 (a)	200,000	209,120
AMC Entertainment, Inc. 8.625%, 08/15/12	195,000	201,338
9.655%, 08/15/10 (c)	225,000	232,313
11.000%, 02/01/16	240,000	261,600
Barrington Broadcasting Group, LLC (144A) 10.500%, 08/15/14	80,000	78,000
CCH I Holdings, LLC 11.000%, 10/01/15	540,000	491,400
11.750%, 05/15/14 (c)	370,000	263,625
CCH I Holdings, LLC (144A) 11.000%, 10/01/15 (a)	18,953	17,105
CCH II Holdings, LLC 10.250%, 09/15/10	470,000	479,400
CCH II Holdings, LLC (144A) 10.250%, 10/01/13 (a)	353,185	359,366
CCO Holdings, LLC 9.515%, 12/15/10 (c)	300,000	306,750
Charter Communications Operating, LLC (144A) 8.375%, 04/30/14	550,000	558,938
Cinemark, Inc. 0/9.750%, 03/15/14 (b)	20,000	15,950

Security Description	Face Amount	Value

Media—(Continued)
CMP Susquehanna Corp. (144A) 9.875%, 05/15/14	$95,000	$89,300
CSC Holdings, Inc. 7.625%, 04/01/11	1,010,000	1,036,513
7.625%, 07/15/18	100,000	102,375
7.875%, 02/15/18	15,000	15,563
Dex Media, Inc. 8.000%, 11/15/13	625,000	620,313
DirecTV Holdings, LLC 8.375%, 03/15/13	415,000	430,044
EchoStar DBS Corp. 6.625%, 10/01/14	1,175,000	1,117,719
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	90,000	86,963
Houghton Mifflin Co. 0/11.500%, 10/15/13 (b)	300,000	261,750
Lamar Media Corp. 6.625%, 08/15/15	210,000	201,338
LIN Television Corp. 6.500%, 05/15/13	275,000	256,438
Lodgenet Entertainment Corp. 9.500%, 06/15/13	475,000	508,250
NTL Cable, Plc. 8.750%, 04/15/14(EUR)	175,000	232,005
Primedia, Inc. 8.875%, 05/15/11 (a)	550,000	537,625
R.H. Donnelley Corp. 6.875%, 01/15/13	500,000	456,251
Warner Music Group 7.375%, 04/15/14	260,000	253,500
XM Satellite Radio, Inc. (144A) 9.750%, 05/01/14	190,000	182,400
9.989%, 05/01/13 (c)	125,000	118,750

		10,375,752

Metals & Mining—1.9%
International Coal Group, Inc. (144A) 10.250%, 07/15/14	350,000	332,500
International Steel Group, Inc. 6.500%, 04/15/14	215,000	212,313
Metals USA, Inc. 11.125%, 12/01/15	520,000	569,400
Mueller Group, Inc. 0/14.750%, 04/15/14 (b)	429,000	377,520
10.000%, 05/01/12	20,000	21,725
RathGibson, Inc. (144A) 11.250%, 02/15/14	300,000	309,000

		1,822,458

Multi-Utilities—1.1%
Calpine Generating Co., LLC 9.080%, 04/01/09 (c) (d)	375,000	385,313
Dynegy Holdings, Inc. 8.375%, 05/01/16	470,000	478,225

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Multi-Utilities—(Continued)

The AES Corp. 8.875%, 02/15/11	$50,000	$53,500
The AES Corp. (144A) 9.000%, 05/15/15	110,000	118,525

		1,035,563

Multiline Retail—0.7%
The Neiman Marcus Group, Inc. 9.000%, 10/15/15	25,000	26,563
10.375%, 10/15/15 (a)	570,000	615,600

		642,163

Office Electronics—0.6%
Xerox Corp. 6.400%, 03/15/16	550,000	547,250

Oil, Gas & Consumable Fuels—4.7%
Belden & Blake Corp. 8.750%, 07/15/12	480,000	493,200
Chesapeake Energy Corp. 6.250%, 01/15/18	1,150,000	1,066,625
6.500%, 08/15/17	300,000	281,250
Dresser-Rand Group, Inc. 7.375%, 11/01/14 (c)	198,000	194,535
El Paso Corp. 6.700%, 02/15/27	62,930	63,014
Encore Acquisition Co. 6.000%, 07/15/15	70,000	64,050
Enterprise Products Operating, L.P. 8.375%, 08/01/66 (c)	220,000	231,568
Exco Resources, Inc. 7.250%, 01/15/11	340,000	332,350
Forest Oil Corp. 8.000%, 12/15/11	150,000	155,250
Gulfmark Offshore, Inc. 7.750%, 07/15/14 (c)	50,000	50,250
Mariner Energy, Inc. (144A) 7.500%, 04/15/13	210,000	200,550
PetroHawk Energy Corp. (144A) 9.125%, 07/15/13	230,000	231,150
Pogo Producing Co. 8.250%, 04/15/11	325,000	333,938
Pogo Producing Co. (144A) 7.875%, 05/01/13	90,000	91,688
Pride International, Inc. 7.375%, 07/15/14	125,000	128,750
Whiting Peteroleum Corp. 7.250%, 05/01/12	575,000	563,500

		4,481,668

Paper & Forest Products—1.8%
Appleton Papers, Inc. 9.750%, 06/15/14	540,000	533,250
Boise Cascade, LLC 7.125%, 10/15/14	550,000	512,875

Security Description	Face Amount	Value

Paper & Forest Products—(Continued)
Glatfelter (144A) 7.125%, 05/01/16	$115,000	$112,135
NewPage Corp. 11.739%, 05/01/12 (c)	95,000	102,600
12.000%, 05/01/13 (a)	140,000	144,900
Verso Paper Holdings, LLC (144A) 9.125%, 08/01/14	115,000	115,719
11.375%, 08/01/16	185,000	183,613

		1,705,092

Pharmaceuticals—1.2%
Leiner Health Products, Inc. 11.000%, 06/01/12	415,000	401,513
Valeant Pharmaceuticals International 7.000%, 12/15/11	575,000	541,938
Warner Chilcott Corp. 8.750%, 02/01/15	175,000	181,125

		1,124,576

Real Estate—1.3%
Felcor Lodging, L.P. (REIT) 8.500%, 06/01/11	200,000	211,750
Forest City Enterprises, Inc. 7.625%, 06/01/15	15,000	15,300
Host Marriott, L.P. (REIT) 6.375%, 03/15/15	300,000	291,000
6.750%, 06/01/16	75,000	73,969
7.000%, 08/15/12	100,000	101,125
Kimball Hill, Inc. 10.500%, 12/15/12	190,000	171,475
Ventas Realty, L.P. (REIT) 6.500%, 06/01/16	80,000	79,500
6.750%, 04/01/17	205,000	206,281
7.125%, 06/01/15	80,000	82,300

		1,232,700

Road & Rail—0.1%
OMI Corp. 7.625%, 12/01/13	50,000	50,500

Semiconductors & Semiconductor Equipment—0.2%
Amkor Technologies, Inc. 2.500%, 05/15/11	255,000	212,925

Software—0.2%
UGS Corp. 10.000%, 06/01/12	200,000	216,000

Specialty Retail—0.9%
Autonation, Inc. (144A) 7.000%, 04/15/14	125,000	124,688
7.507%, 04/15/13 (c)	100,000	101,250
Blockbuster, Inc. 9.000%, 09/01/12	220,000	201,850

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Specialty Retail—(Continued)
Brookstone Co., Inc. 12.000%, 10/15/12	$95,000	$86,450
Suburban Propane Partners, L.P. 6.875%, 12/15/13	315,000	303,975

		818,213

Textiles, Apparel & Luxury Goods—1.1%
Levi Strauss & Co. 9.750%, 01/15/15	825,000	855,938
Playtex Products, Inc. 8.000%, 03/01/11	225,000	233,438

		1,089,376

Wireless Telecommunication Services—1.4%
Rural Cellular Corp. 8.250%, 03/15/12	700,000	721,000
9.875%, 02/01/10	565,000	589,013

		1,310,013

Yankee—7.2%
AES China Generating Co., Ltd. 8.250%, 06/26/10	500,000	491,244
Angiotech Pharmaceuticals, Inc. (144A) 7.750%, 04/01/14	35,000	33,250
Basell AF SCA (144A) 8.375%, 08/15/15 (a)	295,000	292,788
Catalyst Paper Corp. 7.375%, 03/01/14	75,000	69,000
Catalyst Paper Corp. 8.625%, 06/15/11	450,000	442,125
CHC Helicopter Corp. 7.375%, 05/01/14	200,000	188,500
Compagnie Generale de Geophysique S.A. 7.500%, 05/15/15	105,000	103,950
Crown Cork & Seal Finance, Plc. 7.000%, 12/15/06	75,000	75,000
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375%, 05/01/12	385,000	408,100
10.250%, 06/15/07	80,000	81,800
12.500%, 06/15/12	20,000	22,000
Inmarsat Finance, Plc. 0/10.375%, 11/15/12 (b)	100,000	88,500
Intelsat Bermuda, Ltd. (144A) 11.250%, 06/15/16	705,000	749,063
Kabel Deutschland GmbH (144A) 10.625%, 07/01/14	520,000	557,700
MagnaChip Semiconductor S.A. 8.000%, 12/15/14	370,000	224,775
Montell Finance Co., BV 8.100%, 03/15/27	155,000	143,375
Nordic Telephone Co., Holdings ApS (144A) 8.875%, 05/01/16	270,000	283,838
NTL Cable, Plc. 9.125%, 08/15/16	210,000	216,825

Security Description	Face Amount	Value

Yankee—(Continued)
Quebecor Media, Inc. 7.750%, 03/15/16	$135,000	$135,169
Rhodia S.A. 10.250%, 06/01/10	137,000	153,440
Rogers Cable, Inc. 5.500%, 03/15/14	70,000	65,800
6.250%, 06/15/13	45,000	44,438
6.750%, 03/15/15	75,000	75,750
Rogers Wireless, Inc. 7.250%, 12/15/12	475,000	496,969
8.000%, 12/15/12 (a)	980,000	1,041,250
Shaw Communications, Inc. 7.250%, 04/06/11	375,000	383,438

		6,868,087

Total Fixed Income (Identified Cost $90,457,106)		90,797,838

Common Stock—0.7%
Security Description	Shares	Value

Diversified Financial Services—0.0%
Classic Holding Co., LLC (e) (f)	1,057	34,549

Multi-Utilities—0.6%
NorthWestern Corp. (a)	17,382	608,022

Wireless Telecommunication Services—0.1%
iPCS, Inc. (f)	957	51,247

Total Common Stock (Identified Cost $782,438)		693,818

Term Loans—0.5%
Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—0.5%
Denny’s Corp. (144A) 10.330%, 09/21/10 (c)	$83,333	84,167
10.438%, 09/21/10 (c)	83,333	84,167
10.455%, 09/21/10 (c)	83,333	84,167
10.575%, 09/21/10 (c)	83,333	83,333
10.735%, 09/21/10 (c)	83,333	83,333
10.750%, 09/21/10 (c)	83,333	83,333

Total Term Loans (Identified Cost $499,998)		502,500

Preferred Stock—0.2%
Security Description	Shares	Value

Auto Components—0.0%
HLI Operating Co., Inc.	40	660

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Preferred Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp.	565	$142,544

Total Preferred Stock (Identified Cost $143,841)		143,204

Warrants—0.0%

Electronic Equipment & Instruments—0.0%
Viasystems Group, Inc. (e) (f) (g)	9,411	0

Total Warrants (Identified Cost $142,521)		0

Short Term Investments—0.3%
Security Description	Face Amount	Value

Repurchase Agreement—0.3%
State Street Repurchase Agreement dated 09/29/06 at 2.500% to be repurchased at $324,068 on 10/02/06 collateralized by $260,000 U.S. Treasury Bond 7.250% due 08/15/22 with a value of $331,164.	$324,000	$324,000

Total Short Term Investments (Identified Cost $324,000)		324,000

Total Investments—97.4% (Identified Cost $92,349,904) (h)		92,461,360
Other assets less liabilities		2,461,034

Total Net Assets—100%		$94,922,394

(a)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $11,038,799 and the collateral received consisted of cash in the amount of $11,264,521.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Non-Income Producing.
(g)	Zero Valued Security.
(h)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $92,349,904 and the composition of unrealized appreciation and depreciation of investment securities was $2,291,320 and $(2,179,864), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $13,637,222, which is 14.4% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—120.2% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.2%
DRS Technologies, Inc. 6.875%, 11/01/13	$375,000	$370,313
7.625%, 02/01/18	55,000	55,825
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	250,000	243,125
7.625%, 06/15/12	400,000	412,000
Moog, Inc. 6.250%, 01/15/15	225,000	214,875

		1,296,138

Airlines—0.0%
Continental Airlines, Inc. 6.541%, 09/15/08	24,725	22,994

Asset Backed—12.0%
ACE Securities Corp. 5.460%, 02/25/31 (a)	5,123,728	5,123,733
Airplane Pass Through Trust 10.875%, 03/15/19 (b) (c) (d)	246,925	0
Argent Securities, Inc. 5.390%, 05/25/36 (a)	4,064,924	4,065,198
Asset Backed Securities Corp. 7.230%, 04/15/33 (a)	351,731	351,970
Bear Stearns Asset Backed Securities, Inc. 5.700%, 01/25/34 (a)	101,022	101,403
Countrywide Asset Backed Certificates 6.580%, 06/25/34 (a)	850,000	862,676
Countrywide Home Equity Loan Trust 5.470%, 12/25/31 (a)	5,331,809	5,335,219
First Franklin Mortgage Loan Asset Backed Cettificates 5.730%, 12/25/32 (a)	621,732	623,149
Green Tree Financial Corp. 7.070%, 01/15/29	578,660	595,193
GSAMP Trust 5.414%, 07/05/36 (a)	4,502,197	4,502,457
GSAMP Trust (144A) 5.440%, 05/25/36 (a)	7,293,992	7,295,159
GSRPM Mortgage Loan Trust (144A) 5.630%, 03/25/35 (a)	4,263,909	4,264,762
Indymac Seconds Asset Backed Trust 5.460%, 06/25/36 (a)	5,032,078	5,032,089
Long Beach Mortgage Loan Trust 5.840%, 01/21/31 (a)	72,803	72,819
Merrill Lynch Mortgage Investors, Inc. (144A) 5.000%, 09/25/35	14,942	14,865
Mid-State Trust 7.340%, 07/01/35	648,792	685,066
Morgan Stanley IXIS Real Estate Capital Trust 5.360%, 07/25/36 (a)	5,104,166	5,104,180
Morgan Stanley Mortgage Loan Trust 5.480%, 03/25/36 (a)	4,542,243	4,543,520
Novastar Finance, Inc. 6.305%, 06/25/34 (a)	580,000	584,621

Security Description	Face Amount	Value

Asset Backed—(Continued)
RAAC Series (144A) 5.580%, 08/25/35 (a)	$5,028,005	$5,028,156
Residential Asset Mortgage Products, Inc. 5.800%, 05/25/34 (a)	847,087	852,545
Residential Asset Securities Corp. 6.980%, 04/25/32 (a)	78,746	78,797
SACO I, Inc. 5.460%, 06/25/36 (a)	4,868,828	4,868,837
Sail Net Interest Margin Notes (144A) 5.000%, 12/27/34	31,993	31,974
5.500%, 03/27/34	35,690	12,331
7.750%, 04/27/33	783	157
SLM Student Loan Trust 5.429%, 07/25/17 (a)	5,800,000	5,792,212
5.485%, 04/25/18 (a)	5,300,000	5,299,894
Structured Asset Securities Corp. (144A) 5.440%, 02/25/36 (a)	5,164,348	5,166,620
Varick Structured Asset Fund, Ltd. (144A) 6.869%, 11/01/35 (a) (b) (d)	1,123,333	0

		76,289,602

Auto Components—0.0%
BREED Technologies, Inc. 9.250%, 04/15/08 (b) (c) (d)	250,000	0
Key Plastics Holdings, Inc. 10.250%, 03/15/07 (d)	250,000	250

		250

Automobiles—0.7%
DaimlerChrysler North America Holdings Corp. 4.050%, 06/04/08	2,053,000	2,004,773
Ford Motor Co. 6.625%, 10/01/28 (e)	135,000	100,744
7.450%, 07/16/31 (e)	2,045,000	1,579,763
8.900%, 01/15/32 (e)	105,000	94,238
General Motors Corp. 8.250%, 07/15/23	685,000	593,381
General Motors Corp. 8.375%, 07/15/33 (e)	35,000	30,275

		4,403,174

Building Products—0.1%
Associated Materials, Inc. 0/11.250%, 03/01/14 (e) (f)	450,000	247,500
Collins & Aikman Floorcovering Corp. 10.000%, 01/15/07 (d)	250,000	250,625
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (f)	225,000	182,250

		680,375

Capital Markets—1.6%
Credit Suisse (USA), Inc. 5.500%, 08/16/11	510,000	514,573

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—(Continued)
Goldman Sachs Group, L.P. 4.500%, 06/15/10	$1,110,000	$1,084,609
JPMorgan Chase & Co. 5.125%, 09/15/14	4,170,000	4,089,052
6.625%, 03/15/12	70,000	74,244
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10	3,050,000	2,966,387
Morgan Stanley 3.625%, 04/01/08	365,000	356,547
5.625%, 01/09/12	1,290,000	1,306,715

		10,392,127

Chemicals—0.3%
Borden Chemicals & Plastics, L.P. 9.500%, 05/01/49 (c) (d)	140,000	2,450
Equistar Chemicals, L.P. 10.625%, 05/01/11	225,000	241,313
Georgia Gulf Corp. (144A) 9.500%, 10/15/14	70,000	69,738
Huntsman International, LLC 9.875%, 03/01/09 (e)	322,000	335,685
10.125%, 07/01/09 (e)	44,000	44,660
Lyondell Chemical Co. 9.500%, 12/15/08	59,000	60,696
11.125%, 07/15/12	175,000	190,750
Methanex Corp. 8.750%, 08/15/12	225,000	242,438
Millennium America, Inc. 9.250%, 06/15/08	200,000	206,000
Westlake Chemicals Corp. 6.625%, 01/15/16	200,000	190,000

		1,583,730

Commercial Banks—1.7%
Bank of America Corp. 7.400%, 01/15/11	2,015,000	2,180,786
Capital One Bank 5.750%, 09/15/10	50,000	50,731
HSBC Finance Corp. 4.625%, 01/15/08	2,700,000	2,681,400
Standard Chartered Bank (144A) 8.000%, 05/30/31	50,000	62,252
Wachovia Corp. 5.250%, 08/01/14	3,110,000	3,075,706
Wells Fargo & Co. 5.300%, 08/26/11	2,400,000	2,416,030

		10,466,905

Commercial Mortgage-Backed Securities—22.6%
American Home Mortgage Investment Trust 5.294%, 06/25/45	5,638,136	5,574,954
Amortizing Residential Collateral Trust 6.530%, 08/25/32 (a)	170,561	171,845

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Banc of America Funding Corp. 5.500%, 05/20/36 (a)	$2,952,332	$2,951,607
Banc of America Mortgage Securities 4.817%, 09/25/35 (a)	5,514,395	5,433,599
Bank of America Large Loan, Inc. (144A) 6.230%, 11/15/15 (a)	1,250,000	1,250,142
Citigroup Mortgage Loan Trust, Inc. 5.691%, 12/25/35 (a)	8,642,808	8,716,635
Commerce 2001 J2 (144A) 5.447%, 07/16/34	729,178	735,481
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	531,094
Countrywide Alternative Loan Trust 5.530%, 05/25/36 (a)	4,937,695	4,937,645
Countrywide Alternative Loan Trust (Class 1) 5.530%, 07/25/36 (a)	5,769,895	5,753,426
Credit Suisse Mortgage Capital Certificates 5.609%, 02/15/39 (a)	3,000,000	3,046,211
Crusade Global Trust 5.580%, 09/18/34 (a)	897,508	899,533
First Union National Bank Commercial Mortgage 0.778%, 05/17/32 (a) (g)	11,119,275	266,314
GMAC Mortgage Corp. Loan Trust 5.540%, 11/25/36 (a)	11,400,000	11,405,124
GSMPS Mortgage Loan Trust (144A) 5.680%, 01/25/35 (a)	2,300,885	2,310,049
GSR Mortgage Loan Trust 4.589%, 10/25/35 (a)	433,941	429,123
5.194%, 01/25/36 (a)	5,313,612	5,276,458
Harborview Mortgage Loan Trust 5.580%, 01/19/36 (a)	5,477,307	5,493,461
Impac Secured Assets CMN Owner Trust 5.650%, 03/25/36 (a)	4,963,431	4,971,811
Indymac Index Mortgage Loan Trust 5.273%, 03/25/35 (a)	4,475,977	4,486,093
5.690%, 01/25/35 (a)	5,046,086	5,070,898
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	4,700,000	4,859,687
Luminent Mortgage Trust 5.520%, 05/25/46 (a)	5,338,773	5,331,325
Mastr Seasoned Securities Trust 6.077%, 10/25/32 (a)	1,864,648	1,866,009
Merit Securities Corp. (144A) 6.824%, 09/28/32 (a)	1,622,398	1,393,364
Merrill Lynch Mortgage Trust 5.844%, 05/12/39 (a)	1,890,000	1,943,937
Morgan Stanley ABS Capital I, Inc. (144A) 6.630%, 05/25/34 (a)	2,000,000	1,999,992
Morgan Stanley Mortgage Loan Trust 5.452%, 06/26/36 (a)	5,054,216	5,128,664
Novastar Mortgage-Backed Notes 5.520%, 06/25/36 (a)	5,490,130	5,492,180
Structured Adjustable Rate Mortgage Loan Trust 5.218%, 01/25/35 (a)	2,908,039	2,898,469

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Structured Asset Mortgage Investments II, Inc. 6.713%, 08/25/35 (a)	$1,015,215	$1,037,264
Thornburg Mortgage Securities Trust 5.560%, 12/25/35 (a)	1,439,525	1,437,939
Washington Mutual, Inc. 5.258%, 12/25/45	5,806,058	5,826,603
5.600%, 12/25/45 (a)	4,174,247	4,187,783
5.620%, 07/25/45 (a)	153,883	154,417
5.620%, 10/25/45 (a)	4,020,203	4,045,915
5.980%, 09/25/36 (a)	2,569,952	2,593,474
Wells Fargo Mortgage Backed Securities Trust 4.545%, 02/25/35 (a)	6,688,344	6,546,895
5.240%, 05/25/36 (a)	1,871,473	1,857,549
Zuni Mortgage Loan Trust 5.615%, 06/25/36 (a)	5,318,878	5,311,624

		143,624,593

Commercial Services & Supplies—0.4%
Allied Waste North America, Inc. 6.375%, 04/15/11	100,000	97,500
7.250%, 03/15/15	275,000	272,938
7.875%, 04/15/13	75,000	76,688
8.500%, 12/01/08	75,000	78,563
9.250%, 09/01/12	200,000	213,250
Corrections Corp. of America 6.250%, 03/15/13	150,000	147,000
6.750%, 01/31/14	275,000	275,000
Interface, Inc. 10.375%, 02/01/10	150,000	163,500
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (c)	250,000	250
Service Corp. International (144A) 7.375%, 10/01/14	50,000	50,313
7.625%, 10/01/18	75,000	75,469
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,347,575

		2,798,046

Communications Equipment—0.1%
Lucent Technologies, Inc. 6.450%, 03/15/29	410,000	364,900
PanAmSat Corp. 9.000%, 08/15/14	81,000	83,633

		448,533

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 8.000%, 05/15/09	180,000	187,200

Containers & Packaging—0.2%
Graphic Packaging International Corp. 8.500%, 08/15/11	110,000	112,475
9.500%, 08/15/13 (e)	300,000	306,750

Security Description	Face Amount	Value

Containers & Packaging—(Continued)
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	$225,000	$231,188
Owens-Brockway Glass Container, Inc. 8.250%, 05/15/13	50,000	51,250
Owens-Illinois, Inc. 7.350%, 05/15/08 (e)	275,000	277,063
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	202,000
Radnor Holdings Corp. 11.000%, 03/15/10 (c)	175,000	26,250
Stone Container Corp. 9.750%, 02/01/11	64,000	65,920

		1,272,896

Diversified Financial Services—5.2%
Alamosa Delaware, Inc. 11.000%, 07/31/10	153,000	167,153
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	243,000	263,655
Chukchansi Economic Development Authority 8.000%, 11/15/13	100,000	102,625
CIT Group, Inc. 7.750%, 04/02/12 (e)	75,000	83,041
Citigroup, Inc. 4.125%, 02/22/10	2,790,000	2,706,311
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	1,993,350
Ford Motor Credit Co. 7.375%, 10/28/09	5,150,000	5,004,791
7.875%, 06/15/10	1,975,000	1,923,409
Ford Motor Credit Co. (144A) 10.640%, 06/15/11 (a)	904,000	944,591
General Electric Capital Corp. 4.125%, 09/01/09	2,770,000	2,701,944
GMAC, LLC 4.375%, 12/10/07	370,000	361,221
5.125%, 05/09/08	260,000	254,782
5.625%, 05/15/09	3,700,000	3,608,133
5.850%, 01/14/09	370,000	362,769
6.125%, 08/28/07	5,450,000	5,442,234
6.750%, 12/01/14 (e)	670,000	654,091
6.875%, 09/15/11	1,325,000	1,317,980
7.250%, 03/02/11	40,000	40,229
8.000%, 11/01/31	80,000	83,646
Hexion U.S. Finance Corp. 9.000%, 07/15/14	140,000	142,800
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	49,988
ILFC E-Capital Trust I (144A) 5.900%, 12/21/65 (a) (e)	500,000	503,668
Inergy Finance Corp. 6.875%, 12/15/14	400,000	383,000
International Lease Finance Corp. 5.875%, 05/01/13	50,000	51,318

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-153

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Residential Capital Corp. 6.000%, 02/22/11 (e)	$1,350,000	$1,348,353
Sprint Capital Corp. 8.375%, 03/15/12	1,725,000	1,933,351
Xerox Capital Trust I 8.000%, 02/01/27	535,000	545,700

		32,974,133

Diversified Telecommunication Services—0.6%
Advanstar Communications, Inc. 10.750%, 08/15/10	200,000	215,500
AT&T Broadband Corp. 8.375%, 03/15/13	50,000	57,034
Qwest Communications International, Inc. 7.500%, 02/15/14 (e)	93,000	93,233
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	303,000	303,758
Qwest Corp. 6.875%, 09/15/33 (e)	716,000	653,350
8.875%, 03/15/12	275,000	300,094
Telecom Italia Capital, S.A. 5.250%, 10/01/15	2,100,000	1,949,273
Telefonos de Mexico S.A. de CV 8.750%, 01/31/16 (MXN)	2,000,000	178,624
Verizon Florida, Inc. 6.125%, 01/15/13 (e)	70,000	70,871

		3,821,737

Electric Utilities—1.2%
Appalachian Power Co. 5.950%, 05/15/33	50,000	48,150
Dominion Resources, Inc. 5.700%, 09/17/12	1,350,000	1,358,134
Edison Mission Energy 7.730%, 06/15/09	25,000	25,688
Exelon Corp. 5.625%, 06/15/35 (e)	1,470,000	1,387,925
FirstEnergy Corp. 6.450%, 11/15/11	770,000	803,246
7.375%, 11/15/31	1,680,000	1,942,324
TXU Electric Delivery Co. 6.375%, 01/15/15	100,000	103,244
Williams Cos., Inc. 7.125%, 09/01/11	50,000	51,250
7.500%, 01/15/31	760,000	750,500
7.625%, 07/15/19 (e)	125,000	130,000
7.750%, 06/15/31	420,000	420,000
7.875%, 09/01/21	125,000	130,625
8.750%, 03/15/32	325,000	355,875

		7,506,961

Security Description	Face Amount	Value

Energy Equipment & Services—0.2%
Kinder Morgan Energy Partners, L.P. 6.300%, 02/01/09	$200,000	$203,216
6.750%, 03/15/11	870,000	906,443
Universal Compression, Inc. 7.250%, 05/15/10	275,000	277,063

		1,386,722

Federal Agencies—46.4%
Federal Home Loan Bank 5.375%, 05/18/16	3,900,000	4,012,632
5.500%, 07/15/36	3,700,000	3,890,039
Federal Home Loan Mortgage Corp. 11.565%, 06/15/21 (a) (g)	116	229
Federal National Mortgage Association 5.000%, 09/15/08	2,200,000	2,200,691
5.000%, TBA	86,000,000	82,894,005
5.129%, 10/01/35 (a)	1,707,809	1,704,396
5.500%, TBA	72,900,000	72,161,563
6.000%, 10/01/36	17,212,881	17,292,267
6.000%, TBA	72,000,000	72,315,000
6.500%, 03/01/26	28,055	28,744
7.000%, 05/01/26	4,139	4,268
7.500%, 12/01/29	8,811	9,091
7.500%, 06/01/30	23,788	24,542
7.500%, 08/01/30	1,216	1,255
7.500%, 11/01/30	53,318	55,206
7.500%, 01/01/31	7,713	7,956
7.500%, 02/01/31	4,265	4,416
8.000%, 08/01/27	5,757	6,093
8.000%, 01/01/31	326,481	346,195
8.500%, 08/01/19	147,229	156,663
10.400%, 04/25/19	5,753	6,190
Government National Mortgage Association 5.500%, TBA	12,500,000	12,414,063
6.000%, TBA	24,500,000	24,790,938

		294,326,442

Food & Staples Retailing—0.0%
Safeway, Inc. 7.250%, 02/01/31	50,000	53,523

Food Products—0.1%
Dole Food Co., Inc. 7.250%, 06/15/10	285,000	264,338
8.750%, 07/15/13	125,000	116,875
8.875%, 03/15/11(a) (e)	150,000	143,625
Hines Nurseries, Inc. 10.250%, 10/01/11 (e)	200,000	180,500

		705,338

Foreign Government—1.8%
Federative Republic of Brazil 8.750%, 02/04/25	1,450,000	1,726,950
8.875%, 10/14/19 (e)	485,000	575,210

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Foreign Government—(Continued)
Republic of Columbia 10.000%, 01/23/12	$225,000	$262,238
10.750%, 01/15/13 (e)	425,000	518,925
Republic of Panama 6.700%, 01/26/36 (e)	45,000	44,550
7.250%, 03/15/15	590,000	629,825
9.375%, 04/01/29 (e)	73,000	94,170
Russian Federation 5.000%, 03/31/30 (a)	1,880,000	2,098,268
8.250%, 03/31/10	844,450	886,757
11.000%, 07/24/18	950,000	1,367,098
United Mexican States 5.625%, 01/15/17	1,260,000	1,244,880
5.875%, 01/15/14 (e)	760,000	777,100
7.500%, 04/08/33	20,000	23,070
8.125%, 12/30/19 (e)	725,000	870,000
8.300%, 08/15/31	25,000	31,175
10.375%, 02/17/09 (e)	238,000	265,370

		11,415,586

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	590,000	675,433

Government Agency—0.9%
Virginia Housing Development Authority 6.000%, 06/25/34	5,814,871	5,815,220

Health Care Providers & Services—0.8%
Ameripath, Inc. 10.500%, 04/01/13	275,000	291,500
DaVita, Inc. 7.250%, 03/15/15 (e)	250,000	245,625
Extendicare Health Services, Inc. 9.500%, 07/01/10	250,000	262,188
Genesis Healthcare Corp. 8.000%, 10/15/13	400,000	415,000
HCA, Inc. 6.250%, 02/15/13	500,000	417,500
6.300%, 10/01/12	43,000	36,389
6.375%, 01/15/15	275,000	222,063
6.500%, 02/15/16 (e)	867,000	693,600
IASIS Healthcare, LLC 8.750%, 06/15/14	350,000	338,625
Psychiatric Solutions, Inc. 7.750%, 07/15/15	200,000	195,000
10.625%, 06/15/13	133,000	144,638
Tenet Healthcare Corp. 6.875%, 11/15/31 (e)	125,000	97,969
7.375%, 02/01/13 (e)	325,000	292,906
9.250%, 02/01/15	200,000	192,500
9.875%, 07/01/14	75,000	74,719
Triad Hospitals, Inc. 7.000%, 11/15/13	350,000	339,938
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	580,000	562,600

Security Description	Face Amount	Value

Health Care Providers & Services—(Continued)
Vanguard Health Holdings Co., LLC 0/11.250%, 10/01/15 (f)	$210,000	$151,200

		4,973,960

Hotels, Restaurants & Leisure—0.8%
Boyd Gaming Corp. 6.750%, 04/15/14	400,000	391,000
Caesars Entertainment, Inc. 8.125%, 05/15/11	50,000	52,750
Carrols Corp. 9.000%, 01/15/13	250,000	255,000
Gaylord Entertainment Co. 6.750%, 11/15/14	235,000	224,719
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10	300,000	314,250
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	325,000	308,750
Las Vegas Sands Corp. 6.375%, 02/15/15	225,000	211,219
MGM Mirage, Inc. 6.750%, 09/01/12	600,000	591,750
Mohegan Tribal Gaming Authority 6.875%, 02/15/15 (e)	150,000	146,250
7.125%, 08/15/14	125,000	124,375
Park Place Entertainment Corp. 9.375%, 02/15/07	225,000	227,250
Penn National Gaming, Inc. 6.750%, 03/01/15	300,000	292,125
6.875%, 12/01/11	100,000	100,500
Sbarro, Inc. 11.000%, 09/15/09 (e)	275,000	279,813
Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/12	350,000	367,500
Station Casinos, Inc. 6.500%, 02/01/14	125,000	117,031
6.625%, 03/15/18	500,000	451,250
6.875%, 03/01/16	300,000	281,250
Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	275,000	278,438

		5,015,220

Household Durables—0.1%
Sealy Mattress Co. 8.250%, 06/15/14 (e)	225,000	229,500
Simmons Bedding Co. 7.875%, 01/15/14 (e)	175,000	169,750
Tempur-Pedic, Inc. 10.250%, 08/15/10	179,000	187,726

		586,976

Household Products—0.0%
Spectrum Brands, Inc. 7.375%, 02/01/15	99,000	79,200

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—0.3%
Duke Energy Corp. 4.200%, 10/01/08	$50,000	$48,956
5.625%, 11/30/12	450,000	456,406
NRG Energy, Inc. 7.250%, 02/01/14	155,000	153,838
7.375%, 02/01/16	715,000	710,531
TXU Corp. 5.550%, 11/15/14	420,000	396,807
6.550%, 11/15/34 (e)	460,000	433,262

		2,199,800

IT Services—0.3%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,270,000	1,328,330
SunGard Data Systems, Inc. 9.125%, 08/15/13	280,000	289,800

		1,618,130

Leisure Equipment & Products—0.1%
Herbst Gaming, Inc. 8.125%, 06/01/12	225,000	229,781
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	375,000	397,969
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	225,000

		852,750

Machinery—0.0%
Brand Services, Inc. 12.000%, 10/15/12	125,000	140,348
Case New Holland, Inc. 9.250%, 08/01/11	50,000	53,000

		193,348

Media—2.7%
AMC Entertainment, Inc. 11.000%, 02/01/16	105,000	114,450
CanWest Media, Inc. 8.000%, 09/15/12	383,767	378,970
CBD Media Holdings, LLC 9.250%, 07/15/12 (e)	250,000	246,250
CCH I Holdings, LLC 0/12.125%, 01/15/15 (f)	75,000	51,188
11.000%, 10/01/15	984,000	895,440
Charter Communications Operating, LLC (144A) 8.375%, 04/30/14	250,000	254,063
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	1,133,462
Comcast Cable Communications, Inc. 8.875%, 05/01/17	600,000	725,020
Comcast Corp. 6.500%, 01/15/15 (e)	1,890,000	1,972,909
6.500%, 01/15/17	170,000	177,453

Security Description	Face Amount	Value

Media—(Continued)
CSC Holdings, Inc. 8.125%, 08/15/09	$200,000	$207,250
CSC Holdings, Inc. (144A) 7.250%, 04/15/12	350,000	348,688
Dex Media West, LLC 9.875%, 08/15/13	267,000	288,360
Dex Media, Inc. 0/9.000%, 11/15/13 (f)	425,000	358,063
DirecTV Holdings, LLC 6.375%, 06/15/15	240,000	225,600
8.375%, 03/15/13	162,000	167,873
EchoStar DBS Corp. 6.625%, 10/01/14	845,000	803,806
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	30,000	28,988
Houghton Mifflin Co. 0/11.500%, 10/15/13 (f)	150,000	130,875
Insight Midwest, L.P. 10.500%, 11/01/10	265,000	274,275
Interep National Radio Sales, Inc. 10.000%, 07/01/08	150,000	128,250
Lamar Media Corp. 6.625%, 08/15/15	455,000	436,231
Liberty Media Corp. 7.875%, 07/15/09	2,540,000	2,659,159
Lodgenet Entertainment Corp. 9.500%, 06/15/13	250,000	267,500
R.H. Donnelley Corp. 6.875%, 01/15/13	350,000	319,376
8.875%, 01/15/16	225,000	225,563
R.H. Donnelley Corp. (144A) 10.875%, 12/15/12	225,000	247,500
Radio One, Inc. 8.875%, 07/01/11	200,000	204,250
Rainbow National Services, LLC (144A) 10.375%, 09/01/14	175,000	197,750
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	700,000	825,577
Time Warner, Inc. 6.875%, 05/01/12	1,270,000	1,342,885
7.625%, 04/15/31	50,000	55,234
7.700%, 05/01/32	480,000	536,034
Viacom, Inc. (144A) 5.750%, 04/30/11	720,000	718,564

		16,946,856

Metals & Mining—0.1%
Mueller Group, Inc. 0/14.750%, 04/15/14 (f)	244,000	214,720
10.000%, 05/01/12	16,000	17,380
RathGibson, Inc. (144A) 11.250%, 02/15/14	200,000	206,000

		438,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Multi-Utilities—0.4%
Calpine Generating Co., LLC 14.370%, 04/01/11 (a) (c)	$200,000	$213,500
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	105,225
7.625%, 10/15/26	575,000	524,688
Pacific Gas & Electric Co. 6.050%, 03/01/34	920,000	925,347
The AES Corp. 7.750%, 03/01/14	200,000	208,000
8.875%, 02/15/11	150,000	160,500
9.375%, 09/15/10	425,000	459,000
9.500%, 06/01/09	100,000	106,750

		2,703,010

Multiline Retail—0.0%
The Neiman Marcus Group, Inc. 10.375%, 10/15/15 (e)	155,000	167,400

Office Electronics—0.1%
Xerox Corp. 6.400%, 03/15/16	360,000	358,200

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,220,000	1,246,143
Chaparral Energy, Inc. 8.500%, 12/01/15	350,000	347,375
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	23,188
6.375%, 06/15/15	425,000	405,875
6.500%, 08/15/17	450,000	421,875
ConocoPhillips Holding Co. 6.950%, 04/15/29	2,600,000	2,998,484
Devon Energy Corp. 7.950%, 04/15/32	1,530,000	1,889,273
Dresser-Rand Group, Inc. 7.375%, 11/01/14	394,000	387,105
El Paso Corp. 7.375%, 12/15/12 (e)	50,000	50,813
7.750%, 01/15/32 (e)	865,000	886,625
7.800%, 08/01/31	75,000	76,875
7.875%, 06/15/12 (e)	575,000	596,563
Entergy Gulf Systems, Inc. 6.200%, 07/01/33	75,000	71,553
Exco Resources, Inc. 7.250%, 01/15/11	465,000	454,538
Forest Oil Corp. 8.000%, 12/15/11	325,000	336,375
Hess Corp. 7.300%, 08/15/31	1,200,000	1,351,237
Kerr-McGee Corp. 7.875%, 09/15/31	2,490,000	3,010,101
Magnum Hunter Resources, Inc. 9.600%, 03/15/12	276,000	291,870

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Pemex Project Funding Master Trust (144A) 5.750%, 12/15/15	$300,000	$293,100
6.625%, 06/15/35 (e)	150,000	147,375
Plains Exploration & Production Co. 7.125%, 06/15/14 (e)	250,000	261,250
Pogo Producing Co. 6.875%, 10/01/17 (e)	200,000	190,750
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	236,875
Stone Energy Corp. 8.250%, 12/15/11	425,000	430,313
Swift Energy Co. 7.625%, 07/15/11	350,000	351,313
Valero Energy Corp. 4.750%, 06/15/13	50,000	47,609
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	199,875
7.250%, 05/01/12	50,000	49,000
XTO Energy, Inc. 6.250%, 04/15/13	1,290,000	1,330,595
7.500%, 04/15/12	390,000	425,221

		18,809,144

Paper & Forest Products—0.5%
Appleton Papers, Inc. 9.750%, 06/15/14	150,000	148,125
Boise Cascade, LLC 7.125%, 10/15/14	300,000	279,750
Weyerhaeuser Co. 6.750%, 03/15/12	2,310,000	2,414,255

		2,842,130

Pharmaceuticals—0.2%
Omnicare, Inc. 6.875%, 12/15/15	200,000	194,250
Valeant Pharmaceuticals International 7.000%, 12/15/11	460,000	433,550
Warner Chilcott Corp. 8.750%, 02/01/15	250,000	258,750
Wyeth 5.500%, 03/15/13	50,000	50,230

		936,780

Real Estate—0.2%
Boston Properties, L.P. (REIT) 6.250%, 01/15/13	65,000	67,471
Felcor Lodging, L.P. (REIT) 8.500%, 06/01/11	225,000	238,219
Host Marriott, L.P. (REIT) 6.375%, 03/15/15	350,000	339,500
7.125%, 11/01/13	25,000	25,313
9.500%, 01/15/07	100,000	100,875
iStar Financial, Inc. (REIT) 5.150%, 03/01/12	50,000	48,780

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-157

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate—(Continued)
Omega Healthcare Investors, Inc. (REIT) 7.000%, 01/15/16	$400,000	$394,000

		1,214,158

Road & Rail—0.0%
Hertz Corp. (144A) 8.875%, 01/01/14	275,000	288,063

Specialty Retail—0.0%
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (b) (c) (d)	350,000	0
PETCO Animal Supplies, Inc. 10.750%, 11/01/11	150,000	158,250
The Limited, Inc. 6.950%, 03/01/33	60,000	60,212

		218,462

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co. 9.750%, 01/15/15	250,000	259,375
Oxford Industries, Inc. 8.875%, 06/01/11	150,000	153,000

		412,375

Thrifts & Mortgage Finance—0.0%
Countrywide Funding Corp. 4.000%, 03/22/11	75,000	70,786

Tobacco—0.3%
Altria Group, Inc. 7.000%, 11/04/13	1,990,000	2,169,745

Trading Companies & Distributors—0.0%
Holt Group, Inc. 9.750%, 01/15/49 (b) (c) (d)	200,000	0

U.S. Treasury—9.5%
U.S. Treasury Bonds 4.500%, 02/15/36 (e)	14,422,000	13,819,204
5.500%, 08/15/28	500,000	544,844
6.125%, 11/15/27	200,000	233,922
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (e)	1,445,391	1,386,220
U.S. Treasury Inflation Indexed Notes (TII) 2.000%, 01/15/16 (e)	7,626,744	7,451,565
2.375%, 04/15/11 (e)	3,103,475	3,106,749
U.S. Treasury Notes 3.500%, 02/15/10 (e)	6,930,000	6,692,052
3.625%, 01/15/10 (e)	4,800,000	4,657,690
4.000%, 04/15/10 (e)	12,500,000	12,259,275
4.000%, 02/15/14 (e)	205,000	197,112
4.250%, 11/15/14 (e)	2,330,000	2,272,295
4.250%, 08/15/15 (e)	500,000	486,387
4.500%, 11/15/15 (e)	970,000	960,603

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
4.500%, 02/15/16 (e)	$3,310,000	$3,276,771
4.750%, 03/31/11 (e)	3,010,000	3,028,460

		60,373,149

Wireless Telecommunication Services—0.3%
American Tower Corp. 7.500%, 05/01/12 (e)	150,000	154,125
AT&T Wireless Services, Inc. 8.750%, 03/01/31	50,000	63,920
Centennial Communications Corp. 8.125%, 02/01/14	125,000	123,125
iPCS, Inc. 11.500%, 05/01/12	225,000	252,000
Nextel Communications, Inc. 6.875%, 10/31/13	275,000	279,934
7.375%, 08/01/15	800,000	825,391
UbiquiTel Operating Co. 9.875%, 03/01/11	225,000	244,125

		1,942,620

Yankee—4.0%
Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15 (e)	30,000	27,300
Abitibi-Consolidated, Inc. 7.750%, 06/15/11 (e)	225,000	205,875
8.550%, 08/01/10	175,000	173,688
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	777,897
Anadarko Finance Co. 7.500%, 05/01/31	1,150,000	1,314,939
Basell AF SCA (144A) 8.375%, 08/15/15 (e)	230,000	228,275
Catalyst Paper Corp. 8.625%, 06/15/11	200,000	196,500
ChevronTexaco Capital Co. 3.500%, 09/17/07	820,000	807,262
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,089,730
Deutsche Telekom International Finance BV 5.750%, 03/23/16	820,000	802,270
EnCana Holdings Finance Corp. 5.800%, 05/01/14	50,000	50,384
Gaz Capital for Gazprom (144A) 8.625%, 04/28/34	800,000	992,400
Glitnir Banki HF (144A) 6.330%, 07/28/11	720,000	734,885
6.693%, 06/15/16 (a)	1,400,000	1,431,640
Intelsat Subsidiary Holding Co., Ltd. 10.484%, 01/15/12 (a)	100,000	101,375
JSG Funding, Plc. 9.625%, 10/01/12	250,000	263,750
Kaupthing Bank HF (144A) 5.400%, 04/12/11 (a)	2,040,000	2,040,304
5.750%, 10/04/11	250,000	248,593
7.125%, 05/19/16	450,000	473,031

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-158

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Landsbanki Islands HF (144A) 6.100%, 08/25/11	$2,000,000	$2,020,942
Lombardy Region 5.804%, 10/25/32	925,000	946,056
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	200,889
Petrobras International Finance Co. 6.125%, 10/06/16	890,000	886,207
Rhodia S.A. 8.875%, 06/01/11 (e)	70,000	72,275
Rogers Cable, Inc. 8.750%, 05/01/32	375,000	442,500
Royal KPN NV 8.000%, 10/01/10	990,000	1,069,573
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a)	1,100,000	1,092,496
Smurfit Capital 7.500%, 11/20/25	275,000	257,125
TNK-BP Finance S.A. (144A) 7.500%, 07/18/16	1,080,000	1,128,293
Tyco International Group, S.A. 6.000%, 11/15/13	2,660,000	2,752,648
6.125%, 11/01/08	50,000	50,730
Videotron Ltee 6.375%, 12/15/15	250,000	236,875

		25,116,707

Total Fixed Income (Identified Cost $761,908,119)		762,674,727

Common Stock—0.1%
Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (h)	2,424	$13,332

Commercial Services & Supplies—0.0%
Continental AFA Dispensing Co. (d) (i)	8,621	47,416

Diversified Financial Services—0.0%
ContiFinancial Corp. (Liquidating Unit Trust) (i)	229,692	72

Food Products—0.0%
Imperial Sugar Co. (e)	172	5,353

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (d) (h)	674,618	6,746

Wireless Telecommunication Services—0.1%
American Tower Corp. (Class A) (h)	19,201	700,837

Total Common Stock (Identified Cost $737,831)		773,756

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.1%
Resona Preferred Global Securities Cayman, Ltd. (144A)	770,000	$796,950
TCR Holdings (Class B) (d) (h)	840	1
TCR Holdings (Class C) (b) (d) (h)	462	0
TCR Holdings (Class D) (d) (h)	1,219	1
TCR Holdings (Class E) (d) (h)	2,521	3

Total Preferred Stock (Identified Cost $796,426)		796,955

Escrow Shares—0.0%

Food Products—0.0%
Vlasic Foods, Inc. (Escrow Receipt) (d) (j)	105,922	2,118

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	250,000	0

Total Escrow Shares (Identified Cost $0)		2,118

Warrants—0.0%

Household Durables—0.0%
Winsloew Furniture, Inc. (144A) (d) (h)	200	2

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	1,701	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (b) (d) (h)	125	0

Yankee—0.0%
Republic of Venezuela (d) (h)	3,750	136,875
United Mexican States (h)	5,000	13,500

		150,375

Total Warrants (Identified Cost $56,182)		150,377

Options Purchased—0.0%
Security Description	Contracts	Value

Call Options—0.0%
U.S. Treasury 10 Year Notes 102 Calls	12,000	9,047

Total Options Purchased (Identified Cost $9,281)		9,047

Short Term Investments—23.4%
Security Description	Face Amount	Value

Foreign Government—0.6%
Canadian Treasury Bill 5.080%, 12/15/06	$3,500,000	3,462,958

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-159

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—(Continued)

Security Description	Face Amount	Value

Repurchase Agreement—22.8%
Merrill Lynch Repurchase Agreement dated 09/29/06 at 5.280% to be repurchased at $145,063,679 on 10/02/06 collateralized by $159,250,000 Federal National Mortgage Association 5.400% due 02/01/08 with a value of $147,903,438.	$145,000,000	$145,000,000

Total Short Term Investments (Identified Cost $148,462,958)		148,462,958

Total Investments—143.8% (Identified Cost $911,970,797) (k)		912,869,938
Liabilities in excess of other assets		(278,154,461)

Total Net Assets—100%		$634,715,477

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(b)	Zero Valued Security.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $70,107,205 and the collateral received consisted of cash in the amount of $65,408,459 and securities with a market value of $6,258,715.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Non-Income Producing.
(i)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(j)	Escrow Receipt is a certificate which guarantees that the securities underlying an option contract are on deposit and will be delivered in the event that the option is exercised.
(k)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $911,970,797 and the composition of unrealized appreciation and depreciation of investment securities was $7,249,032 and $(6,349,891), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $48,378,670, which is 7.6% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-160

Metropolitan Series Fund, Inc.

Western Asset Managment Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 09/30/06	Unrealized Appreciation/ (Depreciation)
Canadian Dollar (bought)	11/07/06	6,990,000	$6,286,169	$6,275,228	$(10,941)
Japanese Yen (bought)	11/07/06	725,562,000	6,170,007	6,184,371	14,364
Canadian Dollar (sold)	11/07/06	6,990,000	6,170,007	6,275,228	(105,221)

Net Unrealized Depreciation					$(101,798)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Appreciation/ Depreciation
Eurodollar Futures	06/18/07	58	$13,744,840	$13,772,825	$27,985
U.S. Treasury Notes 2 Year Futures	12/29/06	279	56,935,770	57,055,500	119,730
U.S. Treasury Notes 5 Year Futures	12/29/06	600	62,845,563	63,309,375	463,812

Futures Contracts Short
U.S. Treasury Bond Futures	12/19/06	(79)	(8,755,261)	(8,880,094)	(124,833)
U.S. Treasury Notes 10 Year Futures	12/19/06	(402)	(43,010,139)	(43,441,125)	(430,986)

Net Unrealized Appreciation					$55,708

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Appreciation/ Depreciation
Federal National Mortgage Association
(30 Yr. TBA) 100.4 Call	11/05/06	(30,000)	$(8,906)	$(9,024)	$(118)
U.S. Treasury Notes 10 Year Futures 110 Call	02/23/07	(70)	(40,119)	(32,813)	7,306
U.S. Treasury Notes 10 Year Futures 111 Call	02/23/07	(87)	(33,549)	(24,468)	9,081

Options Written-Puts
U.S. Treasury Notes 10 Year Futures 106 Put	02/23/07	(87)	(32,283)	(33,984)	(1,701)

Net Unrealized Appreciation					$14,568

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-161

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—100.8% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—8.3%
ACE Securities Corp. 5.460%, 02/25/31 (a)	$9,010,694	$9,010,703
Compucredit Aquired Portfolio Voltage Master Trust (144A)
5.500%, 09/15/18 (a)	6,730,000	6,730,471
Countrywide Home Equity Loan Trust 5.470%, 12/25/31 (a)	9,468,557	9,474,613
GSAMP Trust 5.414%, 07/05/36 (a)	7,141,415	7,141,829
Indymac Seconds Asset Backed Trust 5.460%, 06/25/36 (a)	8,916,489	8,916,509
Morgan Stanley ABS Capital I 5.590%, 03/25/35 (a)	7,130,988	7,133,130
Morgan Stanley IXIS Real Estate Capital Trust 5.360%, 07/25/36 (a)	9,064,294	9,064,319
Morgan Stanley Mortgage Loan Trust 5.480%, 03/25/36 (a)	7,988,083	7,990,328
SACO I, Inc. 5.460%, 06/25/36 (a)	8,627,222	8,627,238
SLM Student Loan Trust 5.429%, 07/25/17 (a)	10,300,000	10,286,169
Structured Asset Securities Corp. (144A) 5.440%, 02/25/36 (a)	8,191,725	8,195,329

		92,570,638

Commercial Mortgage-Backed Securities—10.0%
Countrywide Alternative Loan Trust (Class 1) 5.530%, 07/25/36 (a)	10,680,275	10,649,789
Countrywide Alternative Loan Trust (Class 2) 5.530%, 07/25/36 (a)	9,718,632	9,740,064
CS First Boston Mortgage Securities Corp. 4.889%, 11/15/37 (a)	2,680,000	2,587,521
GE Capital Commercial Mortgage Corp. 5.511%, 11/10/45 (a)	3,000,000	3,023,111
GMAC Mortgage Corp. Loan Trust 5.008%, 11/19/35 (a)	3,114,019	3,110,062
5.540%, 11/25/36 (a)	10,300,000	10,304,630
Impac Secured Assets CMN Owner Trust 5.650%, 03/25/36 (a)	8,728,792	8,743,530
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	4,803,194
JPMorgan Commercial Mortgage Finance Corp.
4.999%, 10/15/42 (a)	1,250,000	1,214,595
LB-UBS Commercial Mortgage Trust 4.858%, 12/15/39 (a)	5,500,000	5,308,441
Luminent Mortgage Trust 5.520%, 05/25/46 (a)	9,388,876	9,375,779
Morgan Stanley Mortgage Loan Trust 5.400%, 06/25/36 (a)	9,870,418	9,872,293
5.452%, 06/26/36 (a)	8,919,204	9,050,584
Novastar Mortgage-Backed Notes 5.520%, 06/25/36 (a)	9,655,056	9,658,662
Residential Funding Mortgage Securities I, Inc. 4.750%, 12/25/18	6,536,836	6,324,389
Washington Mutual, Inc. 5.600%, 12/25/45 (a)	8,498,722	8,528,795

		112,295,439

Security Description	Face Amount	Value

Federal Agencies—59.0%
Federal Home Loan Bank 5.250%, 12/11/20	$12,000,000	$12,116,328
5.800%, 09/02/08	1,000,000	1,012,188
Federal Home Loan Mortgage Corp. 4.000%, 05/01/19	183,825	173,731
4.500%, 04/15/32	182,747	166,417
4.500%, 04/01/33	2,139,569	2,006,915
4.500%, 04/01/35	1,792,723	1,676,007
5.000%, 08/01/19	2,829,142	2,783,028
5.000%, 10/01/35	9,597,264	9,235,363
5.500%, 01/15/23 (b)	3,297,088	86,169
5.500%, 07/01/35	2,612,464	2,577,647
6.000%, 10/01/10	347	349
6.000%, 10/01/28	109,438	110,490
6.000%, 11/01/28	130,011	131,421
6.500%, 08/01/13	23,624	24,125
6.500%, 03/01/26	2,136	2,189
6.500%, 07/01/26	43,736	44,834
7.000%, 07/01/11	8,843	9,017
7.500%, 05/01/07	800	804
7.500%, 05/01/32	321,617	332,878
8.000%, 12/01/19	14,223	14,738
8.000%, 07/01/20	41,357	42,908
8.000%, 09/01/30	27,646	29,066
8.250%, 04/01/17	1,101	1,160
8.500%, 06/15/21	242,278	242,202
9.000%, 10/01/17	8,533	8,724
Federal National Mortgage Association 4.000%, 08/01/19	108,602	102,782
4.000%, 08/01/20	1,335,360	1,260,703
4.000%, 05/01/33	925,436	840,816
4.500%, 05/01/19	1,454,439	1,405,259
4.500%, 09/01/19	3,366,945	3,253,095
4.500%, 03/01/20	575,800	555,749
4.500%, 04/01/20	21,829	21,069
5.000%, 10/01/20	2,611,505	2,566,887
5.000%, 08/01/35	8,398,994	8,075,775
5.000%, TBA	167,400,000	161,292,261
5.459%, 02/17/09 (a)	2,000,000	1,940,120
5.474%, 01/25/43 (a)	1,384,592	1,418,759
5.500%, 09/01/24	4,144,204	4,120,645
5.500%, 04/01/35	4,285,150	4,223,824
5.500%, 09/01/35	12,880,025	12,695,697
5.500%, 12/01/35	973,680	959,746
5.500%, TBA	138,400,000	137,042,750
6.000%, 04/01/35	9,850,073	9,914,580
6.000%, TBA	163,400,000	164,114,875
6.500%, 06/01/08	5,834	5,950
6.500%, 12/01/10	3,909	3,960
6.500%, 04/01/13	69,639	71,083
6.500%, 07/01/13	42,527	43,410
6.500%, 06/01/17	660,621	675,362
6.500%, 03/01/26	6,558	6,719
6.500%, 12/01/27	57,527	58,941
6.500%, 04/01/29	294,874	302,017

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-162

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 05/01/32	$628,889	$640,568
6.500%, 07/01/32	3,151,860	3,246,959
6.527%, 05/25/30 (a)	345,413	347,073
7.000%, 12/01/14	37,238	38,374
7.000%, 07/01/15	5,906	6,038
7.000%, 11/01/23	5,612	5,813
7.000%, 02/01/28	24,848	25,686
7.000%, 10/01/28	133,632	138,085
7.000%, 11/01/28	10,499	10,849
7.000%, 02/01/29	42,681	44,041
7.000%, 01/01/30	13,776	14,205
7.000%, 01/01/34	983,542	1,011,526
7.500%, 02/01/16	101,435	105,000
7.500%, 11/01/29	99,941	103,724
7.500%, 11/01/30	39,989	41,404
7.500%, 01/01/31	19,685	20,382
8.000%, 05/01/28	11,881	12,588
8.000%, 07/01/30	1,836	1,936
8.000%, 08/01/30	21,691	22,878
8.000%, 10/01/30	16,939	17,865
8.000%, 02/01/31	519,616	550,796
8.000%, 08/01/31	5,053	5,331
8.000%, 07/01/32	1,402	1,479
11.500%, 09/01/19	744	814
12.000%, 10/01/15	43,957	49,627
12.000%, 01/15/16	2,584	2,901
12.500%, 09/20/15	4,329	4,784
12.500%, 01/15/16	38,037	42,021
Government National Mortgage Association 5.500%, 09/15/34	2,698,241	2,682,447
5.500%, 06/15/35	887,337	881,503
5.500%, 12/15/35	5,747,145	5,709,358
5.500%, TBA	22,000,000	21,848,750
6.000%, TBA	71,000,000	71,836,875
6.500%, 08/15/34	945,508	970,740
7.500%, 01/15/29	16,722	17,414
7.500%, 09/15/29	19,144	19,936
7.500%, 02/15/30	22,919	23,687
7.500%, 04/15/30	31,265	32,314
7.500%, 05/15/30	13,888	14,456
7.500%, 09/15/30	28,033	28,973
8.500%, 03/15/18	24,650	26,406
8.500%, 05/15/18	27,630	29,598
8.500%, 06/15/25	171,743	185,289
9.000%, 08/15/08	2,675	2,736
9.000%, 09/15/08	4,776	4,885
9.000%, 10/15/08	28,187	28,829
9.000%, 12/15/08	10,530	10,769
9.000%, 01/15/09	17,977	18,542
9.000%, 02/15/09	3,465	3,574
9.000%, 03/15/09	10,939	11,284
9.000%, 04/15/09	22,304	22,980

Security Description	Face Amount	Value

Federal Agencies—(Continued)
9.000%, 05/15/09	$9,494	$9,793
9.000%, 09/15/09	10,177	10,497
9.000%, 12/15/16	25,389	27,159

		660,773,073

Government Agency—1.6%
Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	11,167,834
National Archives Facility Trust 8.500%, 09/01/19	5,228,322	6,241,153

		17,408,987

U.S. Treasury—21.9%
U.S. Treasury Bond Strips Zero Coupon, 11/15/09	7,500,000	6,505,035
U.S. Treasury Bonds 6.250%, 08/15/23 (c)	20,000,000	23,220,320
8.875%, 02/15/19 (c)	7,200,000	9,940,500
U.S. Treasury Inflation Indexed Notes (TII) 2.375%, 04/15/11 (c)	8,255,861	8,264,571
U.S. Treasury Notes 4.000%, 04/15/10 (c)	112,360,000	110,196,171
4.125%, 05/15/15 (c)	22,200,000	21,423,866
4.875%, 05/31/08 (c)	50,000,000	50,093,750
4.875%, 08/15/09 (c)	15,000,000	15,101,955

		244,746,168

Total Fixed Income (Identified Cost $1,126,540,459)		1,127,794,305

Options Purchased—0.0%
Security Description	Contracts	Value

Call Options—0.0%
U.S. Treasury 10 Year Notes 102 Calls	156,000	117,608

Total Options Purchased (Identified Cost $120,656)		117,608

Short-term Investment—48.4%
Security Description	Face Amount	Value

Discount Notes—44.7%
Federal Home Loan Bank 4.750%, 10/02/06	$500,000,000	499,934,028

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-163

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Short Term Investments—(Continued)

Security Description	Face Amount	Value

Repurchase Agreement—3.7%
Deutsche Bank Repurchase Agreement dated 09/29/06 at 5.280% to be repurchased at $42,018,480 on 10/02/06 collateralized by $42,300,000 Federal National Mortgage Association 5.400% due 02/01/08 with a value of $42,840,002.	$42,000,000	$42,000,000

Total Short Term Investments (Identified Cost $541,934,028)		541,934,028

Total Investments—149.2% (Identified Cost $1,668,595,143) (d)		1,669,845,941
Liabilities in excess of other assets		(550,668,650)

Total Net Assets—100%		$1,119,177,291

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(c)	A portion or all of the security was held on loan. As of September 30, 2006, the market value of securities loaned was $238,575,035 and the collateral received consisted of cash in the amount of $243,400,395.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,668,595,143 and the composition of unrealized appreciation and depreciation of investment securities was $5,661,452 and $(4,410,654), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $14,925,800, which is 1.3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures	12/19/06	181	$20,023,663	$20,345,531	$321,868

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	12/29/06	(833)	(87,307,273)	(87,894,516)	(587,243)
U.S. Treasury Notes 10 Year Futures	12/19/06	(396)	(42,899,051)	(42,792,750)	106,301

Net Unrealized Appreciation					$(159,074)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/06	Net Unrealized Depreciation
Federal National Mortgage Association (30 Yr. TBA) 100.4 Calls	11/05/06	(406)	$(120,531)	$(122,125)	$(1,594)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-164

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Commercial Paper—91.3% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—27.8%
Amstel Funding Corp. 5.390%, 10/05/06	$42,452,000	$42,426,576
Beethoven Funding Corp. 5.270%, 12/08/06	30,916,000	30,608,248
CC USA, Inc. 5.340%, 10/25/06	1,585,000	1,579,357
5.260%, 01/22/07	40,000,000	39,339,578
Grey Hawk Funding Corp. 5.280%, 11/28/06	24,000,000	23,795,840
K2 USA, LLC 5.270%, 11/20/06	12,800,000	12,706,311
Lake Funding Corp. 5.270%, 10/13/06	16,962,000	16,932,203
Lockhart Funding, LLC 5.320%, 11/06/06	30,000,000	29,840,400
MBNA Credit Card Master Note Trust 5.300%, 10/19/06	24,775,000	24,709,346
5.380%, 10/26/06	40,000,000	39,850,556
Silver Tower U.S. Funding, LLC 5.300%, 11/15/06	18,065,000	17,945,319
Sydney Capital Corp. 5.270%, 10/17/06	4,899,000	4,887,525
5.270%, 11/13/06	16,202,000	16,100,013
Thames Asset Global Securitization, Inc. 5.390%, 10/04/06	55,185,000	55,160,213
Three Rivers Funding Corp. 5.270%, 12/18/06	3,381,000	3,342,395

		359,223,880

Capital Markets—18.4%
Lehman Brothers Holdings, Inc. 5.523%, 02/23/07 (a)	40,000,000	40,025,186
Merrill Lynch & Co., Inc. 5.660%, 10/27/06 (a)	10,000,000	10,020,290
5.365%, 05/29/07 (a)	30,000,000	30,000,000
The Bear Stearns Companies, Inc. 5.360%, 11/02/06	64,305,000	63,998,622
The Goldman Sachs Group, Inc. 5.376%, 09/21/07 (a)	29,150,000	29,150,000
UBS AG 5.275%, 10/24/06	64,000,000	63,784,311

		236,978,409

Commercial Banks—13.2%
Banco Bilbao Vizcaya Argentina, S.A. 5.270%, 11/29/06	10,655,000	10,562,973
Bank of America Corp. 5.280%, 10/24/06	3,500,000	3,488,193
Deutsche Bank, LLC 4.795%, 02/21/07	17,000,000	16,676,204
DnB nor Bank ASA 5.320%, 06/25/07 (a)	28,425,000	28,425,000

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Norddeutsche Landesbank 5.275%, 12/18/06	$65,000,000	$64,257,104
Societe Generale 5.360%, 11/01/06	47,650,000	47,430,069

		170,839,543

Diversified Financial Services—24.8%
CIT Group, Inc. 5.270%, 12/05/06	15,922,000	15,770,498
Crown Point Capital Co. 5.280%, 10/10/06	22,111,000	22,081,813
Cullinan Financial, Ltd. 5.400%, 10/06/06	6,394,000	6,389,205
5.400%, 10/19/06	5,065,000	5,051,325
5.290%, 06/25/07 (a)	26,000,000	25,994,324
General Electric Capital Corp. 5.290%, 11/08/06	55,000,000	54,692,886
5.290%, 08/17/07 (a)	7,500,000	7,500,000
Links Finance, LLC 5.328%, 08/22/07	45,515,000	45,511,586
Nyala Funding, LLC 5.300%, 11/15/06	25,000,000	24,834,375
Park Granada, LLC 5.400%, 10/10/06	61,375,000	61,292,144
Scaldis & Scaldis, NV 5.360%, 11/01/06	51,731,000	51,492,234

		320,610,390

Federal Agencies—2.7%
Federal Home Loan Mortgage Corp. 4.720%, 02/06/07	19,500,000	19,172,747
Federal National Mortgage Association 4.815%, 02/23/07	16,000,000	15,689,700

		34,862,447

Insurance—2.3%
Allstate Life Global Funding II (144A) 5.336%, 08/27/07 (a)	10,000,000	10,000,000
Irish Life & Permanent, Plc. 5.330%, 12/22/06 (a)	20,000,000	20,000,000

		30,000,000

Thrifts & Mortgage Finance—2.1%
Countrywide Financial Corp. 5.350%, 10/02/06	26,667,000	26,663,037

Total Commercial Paper (Identified Cost $1,179,177,706)		1,179,177,706

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-165

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

Certificate of Deposit—8.6% of Total Net Assets

Security Description	Face Amount	Value

Commercial Banks—8.6%
Bank of America 5.310%, 12/20/06 (a)	$61,000,000	$61,000,000
BNP Paribas 4.505%, 10/19/06	7,500,000	7,500,000
DEPFA Bank, Plc. 4.525%, 10/16/06	8,300,000	8,300,000
Royal Bank of Scotland, Plc. 4.518%, 10/20/06	4,400,000	4,400,006
4.870%, 02/02/07	6,100,000	6,100,000
Societe Generale 4.780%, 12/06/06	7,000,000	7,000,000
4.800%, 12/06/06	8,000,000	8,001,106
Wells Fargo Bank, N.A. 4.865%, 01/31/07	8,500,000	8,500,411

Total Certificate of Deposit (Identified Cost $110,801,523)		110,801,523

Total Investments—99.9% (Identified Cost $1,289,979,229) (b)		1,289,979,229
Other assets less liabilities		1,811,411

Total Net Assets—100%		$1,291,790,640

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2006.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2006 was $1,289,979,229.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, the market value of 144A securities was $10,000,000, which is 0.8% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-166

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	Principal Executive Officer
Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	Principal Executive Officer
Date:	November 28, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Principal Financial Officer
Date:	November 28, 2006

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.